UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity® Intermediate
Government Income Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.45%	$ 1,000.00	$ 1,011.80	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	20.6	20.9
1 - 1.99%	28.9	18.5
2 - 2.99%	18.9	21.5
3 - 3.99%	9.4	9.2
4 - 4.99%	7.6	11.6
5 - 5.99%	8.7	10.0
6 - 6.99%	1.2	1.3
7 - 7.99%	0.1	0.1
8% and above	2.8	2.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	4.2	4.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	3.6	3.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Mortgage Securities 6.4%	Mortgage Securities 10.1%
CMOs and Other Mortgage Related Securities 19.4%	CMOs and Other Mortgage Related Securities 19.8%
U.S. Treasury Obligations 64.2%	U.S. Treasury Obligations 60.7%
U.S. Government Agency Obligations† 5.6%	U.S. Government Agency Obligations† 5.2%
Foreign Government & Government Agency Obligations 3.6%	Foreign Government & Government Agency Obligations 3.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

* Foreign investments	3.6%	** Foreign investments	3.7%
* Futures and Swaps	6.0%	** Futures and Swaps	5.5%
†Includes NCUA Guaranteed Notes.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,204
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	162	176
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,903
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,283
U.S. Treasury Inflation-Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	10,000	10,005
U.S. Treasury Obligations - 62.9%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	17,343
U.S. Treasury Notes:
0.25% 4/15/16	1,354	1,353
0.375% 1/15/16	9,276	9,289
0.375% 10/31/16	4,000	3,990
0.5% 1/31/17	4,965	4,955
0.625% 12/31/16	18,905	18,920
0.75% 6/30/17	14,678	14,669
0.875% 11/15/17	9,368	9,352
0.875% 1/31/18	15,546	15,493
0.875% 7/31/19	22,596	22,066
1% 9/30/16	35,000	35,295
1% 10/31/16	4,099	4,131
1% 12/15/17	2,000	2,003
1% 5/31/18	15,739	15,680
1.25% 11/30/18	7,000	6,996
1.25% 1/31/20	9,000	8,892
1.375% 7/31/18	8,863	8,924
1.375% 9/30/18	3,911	3,932
1.375% 2/28/19	12,639	12,658
1.5% 12/31/18	1,151	1,160
1.5% 1/31/19	10,148	10,222
1.5% 1/31/22	37,406	36,640
1.625% 4/30/19	13,127	13,264
1.625% 6/30/19	17,114	17,274
1.625% 12/31/19	9,696	9,755
1.75% 9/30/19	9,904	10,031
1.75% 10/31/20	5,000	5,028
1.75% 2/28/22	4,000	3,981
1.875% 10/31/17	1,923	1,971
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 5/31/21	$ 8,000	$ 8,116
2% 2/15/25	4,000	4,000
2.25% 3/31/21	40,560	41,784
2.25% 4/30/21	2,805	2,889
2.25% 11/15/24	4,000	4,087
2.375% 7/31/17	12,000	12,449
2.375% 6/30/18	6,062	6,305
2.375% 8/15/24	15,926	16,446
2.625% 2/29/16	12,000	12,278
3% 2/28/17	16,424	17,189
3.125% 1/31/17	1,323	1,387
3.5% 2/15/18 (b)	4,299	4,611
4.5% 5/15/17 (a)	1,369	1,482
4.625% 2/15/17	12,625	13,609
4.75% 8/15/17	12,139	13,297
TOTAL U.S. TREASURY OBLIGATIONS		485,196
Other Government Related - 4.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.521% 12/7/20 (NCUA Guaranteed) (c)	1,228	1,229
Series 2011-R1 Class 1A, 0.6178% 1/8/20 (NCUA Guaranteed) (c)	2,499	2,512
Series 2011-R4 Class 1A, 0.548% 3/6/20 (NCUA Guaranteed) (c)	900	902
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,695
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,146
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,971
TOTAL OTHER GOVERNMENT RELATED		34,455
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $531,648)		537,939
U.S. Government Agency - Mortgage Securities - 6.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.2%
1.865% 10/1/35 (c)	$ 11	$ 11
1.885% 2/1/33 (c)	14	15
1.91% 12/1/34 (c)	22	23
1.91% 3/1/35 (c)	18	19
1.915% 11/1/33 (c)	30	31
1.93% 10/1/33 (c)	9	9
1.94% 7/1/35 (c)	8	8
2.05% 3/1/35 (c)	2	2
2.053% 6/1/36 (c)	18	19
2.057% 1/1/35 (c)	93	98
2.105% 7/1/34 (c)	14	15
2.142% 9/1/36 (c)	42	45
2.19% 3/1/37 (c)	11	11
2.236% 3/1/33 (c)	45	48
2.27% 6/1/47 (c)	62	66
2.276% 11/1/36 (c)	130	138
2.277% 7/1/36 (c)	77	82
2.32% 7/1/35 (c)	21	23
2.333% 3/1/35 (c)	12	13
2.362% 2/1/37 (c)	214	229
2.372% 5/1/36 (c)	20	22
2.421% 10/1/33 (c)	18	19
2.445% 3/1/40 (c)	562	600
2.503% 2/1/36 (c)	25	27
2.512% 4/1/36 (c)	140	149
2.69% 2/1/42 (c)	741	771
2.703% 8/1/35 (c)	303	324
2.763% 1/1/42 (c)	673	701
3.15% 1/1/44 (c)	2,255	2,364
3.163% 3/1/42 (c)	3,599	3,780
3.437% 11/1/40 (c)	1,061	1,123
5% 1/1/22 to 4/1/22	43	47
5.5% 10/1/20 to 1/1/29	3,349	3,642
6% 6/1/16 to 3/1/34	537	616
6.5% 6/1/16 to 8/1/36	1,890	2,185
10.25% 10/1/18	1	1
11% 1/1/16	1	1
11.25% 1/1/16	1	1
11.5% 6/15/19	0*	0*
		17,278
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 0.8%
1.82% 3/1/35 (c)	$ 47	$ 49
1.825% 3/1/37 (c)	15	16
2.022% 2/1/37 (c)	23	24
2.04% 7/1/35 (c)	535	561
2.05% 6/1/37 (c)	13	13
2.055% 11/1/35 (c)	120	128
2.095% 8/1/37 (c)	39	42
2.1% 7/1/35 (c)	67	72
2.121% 5/1/37 (c)	31	34
2.16% 6/1/33 (c)	115	123
2.314% 10/1/35 (c)	67	71
2.333% 4/1/37 (c)	39	42
2.346% 10/1/36 (c)	155	165
2.355% 4/1/34 (c)	479	512
2.375% 5/1/37 (c)	31	33
2.385% 5/1/37 (c)	400	428
2.385% 5/1/37 (c)	200	213
2.405% 10/1/42 (c)	817	860
2.415% 6/1/37 (c)	115	124
2.489% 2/1/36 (c)	4	4
2.545% 7/1/36 (c)	41	44
2.595% 4/1/37 (c)	4	4
2.673% 7/1/35 (c)	126	135
2.723% 3/1/33 (c)	2	3
3.078% 9/1/41 (c)	802	837
3.136% 10/1/35 (c)	22	24
3.465% 11/1/40 (c)	710	755
6% 1/1/24	437	482
6.5% 12/1/21	121	133
9.5% 7/1/16 to 8/1/21	29	31
10% 3/1/16 to 3/1/21	41	45
10.5% 1/1/21	1	1
11% 9/1/20	1	2
12% 6/1/15	0*	0*
12.5% 5/1/15 to 6/1/19	3	3
		6,013
Ginnie Mae - 3.4%
4.3% 8/20/61 (f)	1,046	1,112
4.53% 10/20/62 (f)	1,113	1,216
4.55% 5/20/62 (f)	8,007	8,684
4.626% 3/20/62 (f)	1,811	1,963
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.649% 2/20/62 (f)	$ 739	$ 801
4.65% 3/20/62 (f)	1,617	1,757
4.682% 2/20/62 (f)	940	1,018
4.684% 1/20/62 (f)	5,607	6,069
5.47% 8/20/59 (f)	434	454
5.5% 11/15/35	613	700
5.612% 4/20/58 (f)	575	591
6% 6/15/36	1,336	1,544
8% 12/15/23	106	122
8.5% 2/15/17	1	1
10.5% 9/15/15 to 10/15/21	109	123
11% 5/20/16 to 1/20/21	11	13
		26,168
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,322)		49,459
Collateralized Mortgage Obligations - 13.9%

U.S. Government Agency - 13.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.35% 4/25/24 (c)	719	726
Series 2001-38 Class QF, 1.151% 8/25/31 (c)	134	137
Series 2002-60 Class FV, 1.171% 4/25/32 (c)	28	29
Series 2002-74 Class FV, 0.621% 11/25/32 (c)	1,453	1,464
Series 2002-75 Class FA, 1.171% 11/25/32 (c)	58	60
Series 2008-76 Class EF, 0.671% 9/25/23 (c)	303	304
Series 2010-15 Class FJ, 1.101% 6/25/36 (c)	2,037	2,074
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	10	11
Series 2002-16 Class PG, 6% 4/25/17	73	76
Series 2002-9 Class PC, 6% 3/25/17	6	6
Series 2003-28 Class KG, 5.5% 4/25/23	336	368
Series 2005-19 Class PA, 5.5% 7/25/34	721	784
Series 2005-27 Class NE, 5.5% 5/25/34	577	603
Series 2005-52 Class PB, 6.5% 12/25/34	29	29
Series 2005-64 Class PX, 5.5% 6/25/35	691	759
Series 2005-68 Class CZ, 5.5% 8/25/35	1,218	1,375
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	22	23
Series 2003-117 Class MD, 5% 12/25/23	329	364
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2004-52 Class KZ, 5.5% 7/25/34	$ 3,572	$ 4,026
Series 2004-91 Class Z, 5% 12/25/34	2,074	2,308
Series 2009-59 Class HB, 5% 8/25/39	798	888
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	1,523	222
Series 2010-39 Class FG, 1.091% 3/25/36 (c)	1,243	1,275
Series 2011-67 Class AI, 4% 7/25/26 (d)	397	48
Freddie Mac:
floater:
Series 2526 Class FC, 0.572% 11/15/32 (c)	228	229
Series 2630 Class FL, 0.672% 6/15/18 (c)	8	8
Series 2711 Class FC, 1.072% 2/15/33 (c)	696	709
Series 3830 Class FD, 0.532% 3/15/41 (c)	1,406	1,415
floater planned amortization class Series 2770 Class FH, 0.572% 3/15/34 (c)	629	634
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	155	156
Series 2356 Class GD, 6% 9/15/16	19	20
Series 2376 Class JE, 5.5% 11/15/16	17	18
Series 2381 Class OG, 5.5% 11/15/16	10	10
Series 2425 Class JH, 6% 3/15/17	28	29
Series 2672 Class MG, 5% 9/15/23	1,630	1,777
Series 2802 Class OB, 6% 5/15/34	905	1,010
Series 2810 Class PD, 6% 6/15/33	4	4
Series 3415 Class PC, 5% 12/15/37	273	294
Series 3763 Class QA, 4% 4/15/34	605	632
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,102
planned amotization class Series 2006-3 Class FB, 0.471% 7/25/35 (c)	2,027	2,037
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	709	805
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,358	2,678
Series 2004-2862 Class NE, 5% 9/15/24	6,011	6,505
Series 2145 Class MZ, 6.5% 4/15/29	920	1,064
Series 2357 Class ZB, 6.5% 9/15/31	459	535
Series 2877 Class ZD, 5% 10/15/34	2,394	2,652
Series 2998 Class LY, 5.5% 7/15/25	270	297
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,244
Series 4181 Class LA, 3% 3/15/37	1,301	1,348
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.668% 7/20/37 (c)	$ 348	$ 351
Series 2008-2 Class FD, 0.648% 1/20/38 (c)	87	88
Series 2009-108 Class CF, 0.772% 11/16/39 (c)	393	397
Series 2009-116 Class KF, 0.702% 12/16/39 (c)	318	321
Series 2010-9 Class FA, 0.692% 1/16/40 (c)	512	516
Series 2010-H17 Class FA, 0.4988% 7/20/60 (c)(f)	2,964	2,950
Series 2010-H18 Class AF, 0.4583% 9/20/60 (c)(f)	3,346	3,326
Series 2010-H19 Class FG, 0.4583% 8/20/60 (c)(f)	4,193	4,167
Series 2010-H27 Series FA, 0.5383% 12/20/60 (c)(f)	1,019	1,016
Series 2011-H05 Class FA, 0.6583% 12/20/60 (c)(f)	2,009	2,012
Series 2011-H07 Class FA, 0.6675% 2/20/61 (c)(f)	3,668	3,674
Series 2011-H12 Class FA, 0.6575% 2/20/61 (c)(f)	4,327	4,332
Series 2011-H13 Class FA, 0.6583% 4/20/61 (c)(f)	1,666	1,669
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (c)(f)	1,897	1,901
Class FC, 0.6583% 5/20/61 (c)(f)	1,752	1,755
Series 2011-H17 Class FA, 0.6883% 6/20/61 (c)(f)	2,264	2,270
Series 2011-H21 Class FA, 0.7583% 10/20/61 (c)(f)	2,225	2,238
Series 2012-H01 Class FA, 0.8583% 11/20/61 (c)(f)	1,862	1,880
Series 2012-H03 Class FA, 0.8583% 1/20/62 (c)(f)	1,160	1,172
Series 2012-H06 Class FA, 0.7883% 1/20/62 (c)(f)	1,768	1,781
Series 2012-H07 Class FA, 0.7883% 3/20/62 (c)(f)	1,076	1,086
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	88	89
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	873	128
Series 2011-68 Class EC, 3.5% 4/20/41	1,542	1,626
Series 1999-18 Class Z, 6.25% 5/16/29	1,577	1,775
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	$ 4,259	$ 4,632
Series 2010-H17 Class XP, 5.3001% 7/20/60 (c)(f)	5,450	5,912
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	4,020	4,367
Series 2012-64 Class KB, 4.6316% 5/20/41 (c)	410	454
Series 2013-124:
Class ES, 8.4427% 4/20/39 (c)(e)	1,300	1,491
Class ST, 8.576% 8/20/39 (c)(e)	2,443	2,897
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $106,225)		107,444
Commercial Mortgage Securities - 5.5%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (c)	609	610
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	861
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,909
Series K009 Class A2, 3.808% 8/25/20	6,820	7,419
Series K034 Class A1, 2.669% 2/25/23	3,200	3,291
Series K032 Class A1, 3.016% 2/25/23	5,706	5,975
Series K039 Class A2, 3.303% 7/25/24	5,032	5,351
Series K042 Class A2, 2.67% 12/25/24	4,200	4,234
Series K501 Class A2, 1.655% 11/25/16	2,080	2,104
Series K714 Class A2, 3.034% 10/25/20	6,000	6,332
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,396)		42,086
Foreign Government and Government Agency Obligations - 3.6%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,251	5,258
5.5% 12/4/23	10,710	13,313
Jordanian Kingdom 2.503% 10/30/20	8,609	8,836
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,435)		27,407
Cash Equivalents - 1.7%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Treasury Obligations) #	$ 3,996	$ 3,996
0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) #	9,132	9,132
TOTAL CASH EQUIVALENTS (Cost $13,128)		13,128
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $766,154)		777,463
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(6,917)
NET ASSETS - 100%		$ 770,546
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
58 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 7,412	$ 36
151 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	33,005	33
131 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	15,626	36
TOTAL TREASURY CONTRACTS		$ 56,043	$ 105
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	$ 505	$ 0
		$ 56,548	$ 105
The face value of futures purchased as a percentage of net assets is 7.3%

The face value of futures sold as a percentage of net assets is 0.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $72,059,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Mar. 2017	$ 2,400	3-month LIBOR	1.25%	$ (7)	$ 0	$ (7)
CME	Mar. 2020	1,400	3-month LIBOR	2.25%	(13)	0	(13)
CME	Mar. 2025	6,615	3-month LIBOR	3%	(108)	0	(108)
CME	Mar. 2045	200	3.5%	3-month LIBOR	13	0	13
TOTAL INTEREST RATE SWAPS					$ (115)	$ 0	$ (115)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $11,896,000.
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $314,000.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $277,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,996,000 due 3/02/15 at 0.06%
Citibank NA	$ 1,117
Merrill Lynch, Pierce, Fenner & Smith, Inc.	780
Wachovia Bank NA	2,099
$ 3,996
$9,132,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 9,132
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 537,939	$ -	$ 537,939	$ -
U.S. Government Agency - Mortgage Securities	49,459	-	49,459	-
Collateralized Mortgage Obligations	107,444	-	107,444	-
Commercial Mortgage Securities	42,086	-	42,086	-
Foreign Government and Government Agency Obligations	27,407	-	27,407	-
Cash Equivalents	13,128	-	13,128	-
Total Investments in Securities:	$ 777,463	$ -	$ 777,463	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 105	$ 105	$ -	$ -
Swaps	13	-	13	-
Total Assets	$ 118	$ 105	$ 13	$ -
Liabilities
Swaps	$ (128)	$ -	$ (128)	$ -
Total Derivative Instruments:	$ (10)	$ 105	$ (115)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 105	$ -
Swaps (b)	13	(128)
Total Value of Derivatives	$ 118	$ (128)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,128) - See accompanying schedule: Unaffiliated issuers (cost $766,154)		$ 777,463
Cash		1
Receivable for investments sold		2,050
Receivable for fund shares sold		497
Interest receivable		3,190
Receivable for daily variation margin for derivative instruments		28
Other receivables		1
Total assets		783,230

Liabilities
Payable for investments purchased	$ 12,042
Payable for fund shares redeemed	301
Distributions payable	49
Accrued management fee	200
Other affiliated payables	91
Other payables and accrued expenses	1
Total liabilities		12,684

Net Assets		$ 770,546
Net Assets consist of:
Paid in capital		$ 757,081
Distributions in excess of net investment income		(811)
Accumulated undistributed net realized gain (loss) on investments		2,978
Net unrealized appreciation (depreciation) on investments		11,298
Net Assets, for 71,773 shares outstanding		$ 770,546
Net Asset Value, offering price and redemption price per share ($770,546 ÷ 71,773 shares)		$ 10.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 7,105

Expenses
Management fee	$ 1,241
Transfer agent fees	399
Fund wide operations fee	154
Independent trustees' compensation	2
Miscellaneous	1
Total expenses		1,797
Net investment income (loss)		5,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,902
Futures contracts	(57)
Swaps	(813)
Total net realized gain (loss)		4,032
Change in net unrealized appreciation (depreciation) on: Investment securities	(432)
Futures contracts	92
Swaps	296
Total change in net unrealized appreciation (depreciation)		(44)
Net gain (loss)		3,988
Net increase (decrease) in net assets resulting from operations		$ 9,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,308	$ 10,798
Net realized gain (loss)	4,032	4,589
Change in net unrealized appreciation (depreciation)	(44)	7,644
Net increase (decrease) in net assets resulting from operations	9,296	23,031
Distributions to shareholders from net investment income	(4,925)	(10,539)
Distributions to shareholders from net realized gain	-	(4,764)
Total distributions	(4,925)	(15,303)
Share transactions Proceeds from sales of shares	50,736	81,769
Reinvestment of distributions	4,469	13,634
Cost of shares redeemed	(112,258)	(196,207)
Net increase (decrease) in net assets resulting from share transactions	(57,053)	(100,804)
Total increase (decrease) in net assets	(52,682)	(93,076)

Net Assets
Beginning of period	823,228	916,304
End of period (including distributions in excess of net investment income of $811 and distributions in excess of net investment income of $1,194, respectively)	$ 770,546	$ 823,228
Other Information Shares
Sold	4,739	7,699
Issued in reinvestment of distributions	417	1,284
Redeemed	(10,490)	(18,482)
Net increase (decrease)	(5,334)	(9,499)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 E	2011 G	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80
Income from Investment Operations
Net investment income (loss) D	.071	.133	.116	.128	.013	.171	.214
Net realized and unrealized gain (loss)	.055	.153	(.294)	.159	.151	.155	.423
Total from investment operations	.126	.286	(.178)	.287	.164	.326	.637
Distributions from net investment income	(.066)	(.130)	(.116)	(.129)	(.014)	(.172)	(.212)
Distributions from net realized gain	-	(.056)	(.216)	(.188)	-	(.284)	(.125)
Total distributions	(.066)	(.186)	(.332)	(.317)	(.014)	(.456)	(.337)
Net asset value, end of period	$ 10.74	$ 10.68	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10
Total ReturnB, C	1.18%	2.72%	(1.66)%	2.63%	1.49%	3.04%	6.02%
Ratios to Average Net Assets F
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Net investment income (loss)	1.34%A	1.25%	1.07%	1.16%	1.37%A	1.57%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 771	$ 823	$ 916	$ 1,132	$ 1,206	$ 1,191	$ 1,417
Portfolio turnover rate	88%A	153%	179%	198%	258%A	339%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,314
Gross unrealized depreciation	(1,788)
Net unrealized appreciation (depreciation) on securities	$ 11,526

Tax cost	$ 765,937

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$ (937)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (57)	$ 92
Purchased Options	(267)	257
Swaps	(813)	296
Totals (a)	$ (1,137)	$ 645

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to market fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $3,220, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $11.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLM-USAN-0415
1.844595.109
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,020.00	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.77%
Actual		$ 1,000.00	$ 1,020.00	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.51%
Actual		$ 1,000.00	$ 1,016.30	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.56%
Actual		$ 1,000.00	$ 1,016.00	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Government Income	.45%
Actual		$ 1,000.00	$ 1,021.60	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,021.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.1%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	17.1	16.8
1 - 1.99%	24.3	15.4
2 - 2.99%	10.5	10.6
3 - 3.99%	20.5	18.7
4 - 4.99%	13.9	19.2
5 - 5.99%	9.2	13.6
6 - 6.99%	0.9	1.5
7% and above	0.9	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	6.0	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	4.8	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Mortgage Securities 25.7%		Mortgage Securities 29.4%
	CMOs and Other Mortgage Related Securities 16.2%		CMOs and Other Mortgage Related Securities 18.0%
	U.S. Treasury Obligations 51.9%		U.S. Treasury Obligations 43.7%
	U.S. Government Agency Obligations† 2.8%		U.S. Government Agency Obligations† 3.4%
	Foreign Government & Government Agency Obligations 2.9%		Foreign Government & Government Agency Obligations 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	2.9%	** Foreign investments	3.7%
* Futures and Swaps	3.8%	** Futures and Swaps	4.3%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 54.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 264
1.625% 11/27/18	913	923
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,607	1,695
Series 2002-20K Class 1, 5.08% 11/1/22	2,601	2,794
Series 2004-20H Class 1, 5.17% 8/1/24	841	913
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,257
5.25% 9/15/39	2,807	3,637
5.375% 4/1/56	3,438	4,598
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		38,081
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	66	78,991
U.S. Treasury Obligations - 50.1%
U.S. Treasury Bonds:
2.5% 2/15/45	16,000	15,685
3% 11/15/44	22,500	24,404
3.125% 8/15/44	23,378	25,908
3.375% 5/15/44	6,265	7,261
3.625% 2/15/44	54,221	65,641
4.375% 2/15/38	43,154	57,236
5% 5/15/37 (c)(d)	41,142	59,241
9.875% 11/15/15 (d)	10,285	10,985
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,330
0.25% 5/15/16	17,502	17,483
0.375% 1/15/16	93,453	93,584
0.375% 3/15/16	20,000	20,014
0.375% 10/31/16	110,000	109,725
0.5% 1/31/17	25,300	25,249
0.5% 2/28/17	40,000	39,903
0.625% 8/15/16	24,206	24,270
0.625% 11/15/16	4,315	4,321
0.625% 12/15/16	1,129	1,130
0.625% 12/31/16	62,265	62,314
0.625% 2/15/17	12,000	11,997
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 1/15/17	$ 10,000	$ 10,030
0.75% 6/30/17	3,736	3,734
0.875% 9/15/16	10,000	10,061
0.875% 11/30/16	7,522	7,564
0.875% 1/31/17	704	708
0.875% 5/15/17	15,893	15,949
0.875% 8/15/17	715	716
0.875% 10/15/17	4,191	4,188
0.875% 11/15/17	26,100	26,055
0.875% 1/15/18	40,000	39,878
0.875% 1/31/18	4,683	4,667
0.875% 7/31/19	6,174	6,029
1% 9/30/16	51,719	52,155
1% 10/31/16	39,991	40,307
1% 12/15/17	10,765	10,778
1% 2/15/18	10,000	9,999
1% 5/31/18	58,578	58,358
1.25% 11/30/18	35,000	34,981
1.25% 1/31/20 (a)	45,000	44,462
1.375% 11/30/15	470	474
1.375% 7/31/18	39,780	40,053
1.375% 9/30/18	17,526	17,619
1.375% 2/28/19	69,770	69,874
1.375% 2/29/20	100,000	99,391
1.5% 12/31/18	10,768	10,853
1.5% 1/31/19	43,197	43,511
1.5% 1/31/22	120,325	117,859
1.625% 4/30/19	30,639	30,960
1.625% 6/30/19	59,352	59,908
1.625% 12/31/19	41,368	41,620
1.75% 7/31/15	4	4
1.75% 9/30/19	78,340	79,344
1.75% 10/31/20	18,000	18,100
1.75% 2/28/22	10,000	9,953
1.875% 8/31/17	27,000	27,688
1.875% 9/30/17	67,400	69,096
2% 5/31/21	10,000	10,145
2% 2/15/25	42,000	42,003
2.125% 6/30/21	22,000	22,485
2.125% 12/31/21	2,000	2,041
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/21	$ 17,358	$ 17,883
2.25% 4/30/21	32,286	33,255
2.25% 11/15/24	51,100	52,214
2.375% 7/31/17	741	769
2.375% 6/30/18	26,608	27,674
2.375% 8/15/24	63,310	65,377
2.5% 6/30/17	10,000	10,398
2.75% 11/30/16	18,530	19,238
3.125% 1/31/17	39,773	41,693
3.5% 2/15/18	23,836	25,566
4.5% 5/15/17	24,685	26,722
4.75% 8/15/17	12,983	14,221
TOTAL U.S. TREASURY OBLIGATIONS		2,266,294
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.521% 12/7/20 (NCUA Guaranteed) (e)	5,207	5,213
Series 2011-R4 Class 1A, 0.548% 3/6/20 (NCUA Guaranteed) (e)	4,165	4,174
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,990
TOTAL OTHER GOVERNMENT RELATED		89,377
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,421,354)		2,472,743
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae - 1.5%
1.85% 10/1/33 (e)	230	241
1.885% 2/1/33 (e)	132	138
1.91% 12/1/34 (e)	224	236
1.91% 3/1/35 (e)	143	149
1.915% 11/1/33 (e)	283	297
1.93% 10/1/33 (e)	75	78
1.94% 7/1/35 (e)	69	72
2.05% 3/1/35 (e)	17	17
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.053% 6/1/36 (e)	$ 190	$ 203
2.105% 7/1/34 (e)	121	128
2.138% 3/1/36 (e)	717	762
2.19% 3/1/37 (e)	115	122
2.276% 11/1/36 (e)	129	137
2.32% 7/1/35 (e)	277	294
2.333% 3/1/35 (e)	102	109
2.372% 5/1/36 (e)	208	222
2.421% 10/1/33 (e)	141	151
2.445% 3/1/40 (e)	2,425	2,590
2.503% 2/1/36 (e)	269	288
2.542% 6/1/42 (e)	479	495
2.69% 2/1/42 (e)	2,736	2,845
2.763% 1/1/42 (e)	2,542	2,646
2.96% 11/1/40 (e)	285	300
2.982% 9/1/41 (e)	308	322
3% 3/1/45 (b)	20,700	21,088
3.059% 10/1/41 (e)	164	171
3.15% 1/1/44 (e)	10,797	11,322
3.163% 3/1/42 (e)	12,763	13,403
3.235% 7/1/41 (e)	510	537
3.318% 10/1/41 (e)	249	262
3.437% 11/1/40 (e)	5,091	5,386
3.563% 7/1/41 (e)	507	535
4% 2/1/42	510	547
5.5% 1/1/29	2,576	2,892
6.5% 2/1/17 to 5/1/27	507	569
9.5% 10/1/20	14	16
11.5% 6/15/19 to 1/15/21	6	7
		69,577
Freddie Mac - 0.8%
1.82% 3/1/35 (e)	477	497
2.121% 5/1/37 (e)	323	346
2.405% 10/1/42 (e)	3,030	3,190
2.489% 2/1/36 (e)	29	32
2.49% 6/1/35 (e)	460	492
2.545% 7/1/36 (e)	423	452
2.673% 7/1/35 (e)	1,246	1,333
2.723% 3/1/33 (e)	23	25
3% 11/1/42 to 2/1/43	4,705	4,829
3.078% 9/1/41 (e)	2,847	2,974
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.136% 10/1/35 (e)	$ 232	$ 248
3.227% 9/1/41 (e)	317	333
3.242% 4/1/41 (e)	315	331
3.298% 6/1/41 (e)	383	402
3.465% 11/1/40 (e)	12,371	13,161
3.468% 5/1/41 (e)	359	379
3.626% 6/1/41 (e)	528	558
3.71% 5/1/41 (e)	416	438
4.5% 5/1/39 to 10/1/41	4,642	5,092
5.5% 7/1/29	47	53
6% 1/1/24	2,058	2,272
9.5% 6/1/18 to 8/1/21	31	34
		37,471
Ginnie Mae - 2.7%
3.5% 3/1/45 (b)	100	105
3.5% 4/1/45 (b)	100	105
4.3% 8/20/61 (j)	5,004	5,324
4.53% 10/20/62 (j)	5,312	5,805
4.55% 5/20/62 (j)	37,065	40,200
4.626% 3/20/62 (j)	8,319	9,018
4.649% 2/20/62 (j)	3,509	3,805
4.65% 3/20/62 (j)	7,303	7,932
4.682% 2/20/62 (j)	4,496	4,871
4.684% 1/20/62 (j)	26,050	28,197
5.47% 8/20/59 (j)	2,058	2,150
5.5% 11/15/35	2,909	3,321
5.612% 4/20/58 (j)	2,654	2,725
6% 6/15/36	6,434	7,433
		120,991
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $224,007)		228,039
Collateralized Mortgage Obligations - 9.6%

U.S. Government Agency - 9.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.151% 8/25/31 (e)	143	146
Series 2002-49 Class FB, 0.773% 11/18/31 (e)	133	134
Series 2002-60 Class FV, 1.171% 4/25/32 (e)	57	58
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2002-75 Class FA, 1.171% 11/25/32 (e)	$ 116	$ 119
Series 2010-15 Class FJ, 1.101% 6/25/36 (e)	9,411	9,586
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	3,348	3,638
Series 2005-27 Class NE, 5.5% 5/25/34	2,739	2,859
Series 2005-64 Class PX, 5.5% 6/25/35	3,205	3,519
Series 2005-68 Class CZ, 5.5% 8/25/35	5,973	6,739
Series 2006-45 Class OP, 0% 6/25/36 (h)	1,359	1,197
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,621
Series 2015-5 Class CP, 3% 6/25/43	43,235	44,901
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,561	1,730
Series 2004-91 Class Z, 5% 12/25/34	9,376	10,432
Series 2005-117 Class JN, 4.5% 1/25/36	645	708
Series 2005-14 Class ZB, 5% 3/25/35	2,812	3,129
Series 2006-72 Class CY, 6% 8/25/26	6,247	6,930
Series 2009-59 Class HB, 5% 8/25/39	3,815	4,244
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	710	55
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,058	85
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	6,605	961
Series 2010-39 Class FG, 1.091% 3/25/36 (e)	5,770	5,916
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,276	166
Freddie Mac:
floater:
Series 2530 Class FE, 0.772% 2/15/32 (e)	81	82
Series 2630 Class FL, 0.672% 6/15/18 (e)	77	77
Series 2682 Class FB, 1.072% 10/15/33 (e)	5,271	5,374
Series 2711 Class FC, 1.072% 2/15/33 (e)	3,224	3,282
Series 3830 Class FD, 0.532% 3/15/41 (e)	6,024	6,061
planned amortization class:
Series 1141 Class G, 9% 9/15/21	71	82
Series 2006-3245 Class ME, 5.5% 6/15/35	737	742
Series 2356 Class GD, 6% 9/15/16	27	28
Series 2376 Class JE, 5.5% 11/15/16	178	184
Series 2381 Class OG, 5.5% 11/15/16	98	101
Series 2672 Class MG, 5% 9/15/23	7,120	7,761
Series 2682 Class LD, 4.5% 10/15/33	777	856
Series 2810 Class PD, 6% 6/15/33	3	3
Series 3415 Class PC, 5% 12/15/37	970	1,045
Series 3763 Class QA, 4% 4/15/34	2,901	3,035
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	$ 5,040	$ 5,241
planned amotization class Series 2006-3 Class FB, 0.471% 7/25/35 (e)	11,153	11,211
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	11,246	12,770
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,242
Series 2773 Class HC, 4.5% 4/15/19	704	743
Series 2877 Class ZD, 5% 10/15/34	10,862	12,032
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,813
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,891
Series 4181 Class LA, 3% 3/15/37	4,718	4,887
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.648% 1/20/38 (e)	414	417
Series 2008-73 Class FA, 1.028% 8/20/38 (e)	2,854	2,911
Series 2008-83 Class FB, 1.068% 9/20/38 (e)	2,854	2,912
Series 2009-108 Class CF, 0.772% 11/16/39 (e)	1,898	1,917
Series 2011-H20 Class FA, 0.7083% 9/20/61 (e)(j)	11,463	11,509
Series 2011-H21 Class FA, 0.7583% 10/20/61 (e)(j)	7,753	7,797
Series 2012-H01 Class FA, 0.8583% 11/20/61 (e)(j)	6,486	6,550
Series 2012-H03 Class FA, 0.8583% 1/20/62 (e)(j)	4,029	4,068
Series 2012-H06 Class FA, 0.7883% 1/20/62 (e)(j)	6,169	6,212
Series 2012-H07 Class FA, 0.7883% 3/20/62 (e)(j)	3,737	3,770
Series 2014-H02 Class FB, 0.8175% 12/20/63 (e)(j)	41,801	42,098
Series 2014-H03 Class FA, 0.7675% 1/20/64 (e)(j)	17,935	18,010
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	404	411
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,388
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	19,697	21,422
Series 2010-H17 Class XP, 5.3001% 7/20/60 (e)(j)	25,751	27,933
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(j)	19,097	20,744
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-64 Class KB, 4.6316% 5/20/41 (e)	$ 1,910	$ 2,113
Series 2013-124:
Class ES, 8.4427% 4/20/39 (e)(i)	6,373	7,306
Class ST, 8.576% 8/20/39 (e)(i)	11,972	14,196
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $430,453)		436,100
Commercial Mortgage Securities - 3.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (e)	2,201	2,203
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,130
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,382
Series K009 Class A2, 3.808% 8/25/20	32,528	35,384
Series K034 Class A1, 2.669% 2/25/23	15,031	15,457
Series K032 Class A1, 3.016% 2/25/23	26,805	28,068
Series K039 Class A2, 3.303% 7/25/24	24,645	26,208
Series K042 Class A2, 2.67% 12/25/24	22,200	22,378
Series K501 Class A2, 1.655% 11/25/16	9,650	9,760
Series K716 Class A2, 3.13% 6/25/21	6,500	6,855
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $175,537)		177,825
Foreign Government and Government Agency Obligations - 2.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	89,387
5.5% 12/4/23	48	60
Jordanian Kingdom 2.503% 10/30/20	41,050	42,130
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $116,796)		131,577
Fixed-Income Funds - 23.0%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $984,274)	9,462,233	$ 1,039,332
Cash Equivalents - 3.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Treasury Obligations) #	$ 5,996	5,996
0.07%, dated 2/27/15 due 3/2/15:
(Collateralized by U.S. Government Obligations) #	135,102	135,101
(Collateralized by U.S. Government Obligations) # (k)	34,346	34,346
TOTAL CASH EQUIVALENTS (Cost $175,443)		175,443
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $4,527,864)		4,661,059
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(137,837)
NET ASSETS - 100%		$ 4,523,222
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
3.5% 3/1/45 (Proceeds $105)	$ (100)	(105)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
219 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 27,988	$ 136
442 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	96,612	96
174 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	20,755	47
407 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	68,490	826
TOTAL TREASURY CONTRACTS		$ 213,845	$ 1,105

The face value of futures purchased as a percentage of net assets is 4.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $228,311,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount(1) (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Mar. 2017	$ 11,500	3-month LIBOR	1.25%	$ (34)	$ 0	$ (34)
CME	Mar. 2020	6,800	3-month LIBOR	2.25%	(65)	0	(65)
CME	Mar. 2025	500	3-month LIBOR	3%	(8)	0	(8)
CME	Mar. 2045	1,100	3.5%	3-month LIBOR	69	0	69
TOTAL INTEREST RATE SWAPS					$ (38)	$ 0	$ (38)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,488,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $139,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,996,000 due 3/02/15 at 0.06%
Citibank NA	$ 1,676
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,170
Wachovia Bank NA	3,150
$ 5,996
$135,101,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 135,101
$34,346,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 34,346
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,955
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 118,167	$ -	$ 1,039,332	23.6%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,472,743	$ -	$ 2,472,743	$ -
U.S. Government Agency - Mortgage Securities	228,039	-	228,039	-
Collateralized Mortgage Obligations	436,100	-	436,100	-
Commercial Mortgage Securities	177,825	-	177,825	-
Foreign Government and Government Agency Obligations	131,577	-	131,577	-
Fixed-Income Funds	1,039,332	1,039,332	-	-
Cash Equivalents	175,443	-	175,443	-
Total Investments in Securities:	$ 4,661,059	$ 1,039,332	$ 3,621,727	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 1,105	$ 1,105	$ -	$ -
Swaps	69	-	69	-
Total Assets	$ 1,174	$ 1,105	$ 69	$ -
Liabilities
Swaps	$ (107)	$ -	$ (107)	$ -
Total Derivative Instruments:	$ 1,067	$ 1,105	$ (38)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105)	$ -	$ (105)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,105	$ -
Swaps (b)	69	(107)
Total Value of Derivatives	$ 1,174	$ (107)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $175,443) - See accompanying schedule: Unaffiliated issuers (cost $3,543,590)	$ 3,621,727
Fidelity Central Funds (cost $984,274)	1,039,332
Total Investments (cost $4,527,864)		$ 4,661,059
Cash		1
Receivable for investments sold		685
Receivable for TBA sale commitments		105
Receivable for fund shares sold		271,306
Dividends receivable		3
Interest receivable		12,362
Distributions receivable from Fidelity Central Funds		2,024
Receivable for daily variation margin for derivative instruments		225
Other receivables		167
Total assets		4,947,937

Liabilities
Payable for investments purchased Regular delivery	$ 359,920
Delayed delivery	21,330
TBA sale commitments, at value	105
Payable for fund shares redeemed	6,985
Distributions payable	179
Accrued management fee	1,104
Distribution and service plan fees payable	155
Other affiliated payables	534
Other payables and accrued expenses	56
Collateral on securities loaned, at value	34,347
Total liabilities		424,715

Net Assets		$ 4,523,222
Net Assets consist of:
Paid in capital		$ 4,409,900
Distributions in excess of net investment income		(5,032)
Accumulated undistributed net realized gain (loss) on investments		(15,908)
Net unrealized appreciation (depreciation) on investments		134,262
Net Assets		$ 4,523,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,162 ÷ 22,770 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class T: Net Asset Value and redemption price per share ($197,011 ÷ 18,604 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class B: Net Asset Value and offering price per share ($7,638 ÷ 721 shares)A	$ 10.59

Class C: Net Asset Value and offering price per share ($69,086 ÷ 6,524 shares)A	$ 10.59

Government Income: Net Asset Value, offering price and redemption price per share ($3,586,747 ÷ 339,211 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($421,578 ÷ 39,809 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 29,137
Income from Fidelity Central Funds		10,971
Total income		40,108

Expenses
Management fee	$ 6,286
Transfer agent fees	2,268
Distribution and service plan fees	891
Fund wide operations fee	780
Independent trustees' compensation	9
Miscellaneous	6
Total expenses	10,240
Net investment income (loss)		29,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,293
Futures contracts	7,671
Swaps	(2,045)
Total net realized gain (loss)		29,919
Change in net unrealized appreciation (depreciation) on: Investment securities	21,847
Futures contracts	(337)
Swaps	676
Delayed delivery commitments	267
Total change in net unrealized appreciation (depreciation)		22,453
Net gain (loss)		52,372
Net increase (decrease) in net assets resulting from operations		$ 82,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,868	$ 65,951
Net realized gain (loss)	29,919	21,718
Change in net unrealized appreciation (depreciation)	22,453	87,347
Net increase (decrease) in net assets resulting from operations	82,240	175,016
Distributions to shareholders from net investment income	(28,504)	(66,200)
Distributions to shareholders from net realized gain	(10,638)	(2,860)
Total distributions	(39,142)	(69,060)
Share transactions - net increase (decrease)	515,571	(454,179)
Total increase (decrease) in net assets	558,669	(348,223)

Net Assets
Beginning of period	3,964,553	4,312,776
End of period (including distributions in excess of net investment income of $5,032 and distributions in excess of net investment income of $6,396, respectively)	$ 4,523,222	$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.064	.138	.105	.141	.015	.199	.242
Net realized and unrealized gain (loss)	.145	.278	(.454)	.327	.199	.108	.424
Total from investment operations	.209	.416	(.349)	.468	.214	.307	.666
Distributions from net investment income	(.061)	(.139)	(.099)	(.135)	(.014)	(.191)	(.231)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.089)	(.146)	(.421)	(.398)	(.014)	(.447)	(.596)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Total ReturnB, C, D	2.00%	4.10%	(3.29)%	4.39%	2.00%	2.94%	6.44%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of fee waivers, if any	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of all reductions	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Net investment income (loss)	1.23%	1.34%	.99%	1.30%	1.61%A	1.88%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 241	$ 246	$ 291	$ 380	$ 345	$ 329	$ 431
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.065	.140	.107	.143	.015	.201	.243
Net realized and unrealized gain (loss)	.144	.277	(.454)	.327	.209	.098	.425
Total from investment operations	.209	.417	(.347)	.470	.224	.299	.668
Distributions from net investment income	(.061)	(.140)	(.101)	(.137)	(.014)	(.193)	(.233)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.089)	(.147)	(.423)	(.400)	(.014)	(.449)	(.598)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	2.00%	4.12%	(3.27)%	4.41%	2.10%	2.86%	6.45%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of fee waivers, if any	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of all reductions	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Net investment income (loss)	1.24%	1.36%	1.01%	1.32%	1.62%A	1.89%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 196	$ 228	$ 309	$ 286	$ 272	$ 335
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.026	.063	.028	.062	.008	.122	.164
Net realized and unrealized gain (loss)	.144	.278	(.454)	.328	.210	.098	.425
Total from investment operations	.170	.341	(.426)	.390	.218	.220	.589
Distributions from net investment income	(.022)	(.064)	(.022)	(.057)	(.008)	(.114)	(.154)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.050)	(.071)	(.344)	(.320)	(.008)	(.370)	(.519)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	1.63%	3.36%	(3.99)%	3.64%	2.04%	2.10%	5.67%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of all reductions	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Net investment income (loss)	.49%	.61%	.26%	.58%	.90%A	1.15%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 13	$ 20	$ 26	$ 25	$ 38
Portfolio turnover rateG	94% A	131%	192%	222%	466%A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.023	.059	.025	.060	.008	.121	.163
Net realized and unrealized gain (loss)	.145	.278	(.443)	.318	.210	.098	.425
Total from investment operations	.168	.337	(.418)	.378	.218	.219	.588
Distributions from net investment income	(.020)	(.060)	(.020)	(.055)	(.008)	(.113)	(.153)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.048)	(.067)	(.342)	(.318)	(.008)	(.369)	(.518)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	1.60%	3.32%	(3.93)%	3.53%	2.04%	2.09%	5.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of all reductions	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Net investment income (loss)	.44%	.57%	.24%	.56%	.88%A	1.14%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 58	$ 73	$ 98	$ 95	$ 89	$ 118
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.081	.171	.138	.175	.018	.233	.275
Net realized and unrealized gain (loss)	.144	.278	(.453)	.328	.199	.108	.415
Total from investment operations	.225	.449	(.315)	.503	.217	.341	.690
Distributions from net investment income	(.077)	(.172)	(.133)	(.170)	(.017)	(.225)	(.265)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.105)	(.179)	(.455)	(.433)	(.017)	(.481)	(.630)
Net asset value, end of period	$ 10.57	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Total ReturnB, C	2.16%	4.45%	(2.99)%	4.73%	2.03%	3.27%	6.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Net investment income (loss)	1.55%	1.66%	1.31%	1.62%	1.91%A	2.20%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 3,587	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809
Portfolio turnover rateF	94% A	131%	192%	222%	466% A,J	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended July 31. JPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.078	.166	.133	.169	.017	.225	.267
Net realized and unrealized gain (loss)	.145	.277	(.454)	.327	.210	.099	.425
Total from investment operations	.223	.443	(.321)	.496	.227	.324	.692
Distributions from net investment income	(.075)	(.166)	(.127)	(.163)	(.017)	(.218)	(.257)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.103)	(.173)	(.449)	(.426)	(.017)	(.474)	(.622)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C	2.14%	4.38%	(3.03)%	4.66%	2.12%	3.10%	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of fee waivers, if any	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of all reductions	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Net investment income (loss)	1.50%	1.61%	1.26%	1.56%	1.84%A	2.13%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 422	$ 298	$ 296	$ 334	$ 344	$ 344	$ 284
Portfolio turnover rateF	94% A	131%	192%	222%	466%A,J	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended July 31. JPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,117
Gross unrealized depreciation	(10,397)
Net unrealized appreciation (depreciation) on securities	$ 133,720

Tax cost	$ 4,527,339

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 7,671	$ (337)
Purchased Options	(1,266)	1,216
Swaps	(2,045)	676
Totals (a)	$ 4,360	$ 1,555

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments .

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Semiannual Report

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $118,167 and $15,381, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 304	$ 5
Class T	-%	.25%	246	3
Class B	.65%	.25%	37	27
Class C	.75%	.25%	304	24
			$ 891	$ 59

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	3
Class C*	3
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 203.17
Class T	157.16
Class B	10.25
Class C	58.19
Government Income	1,607.10
Institutional Class	233.15
	$ 2,268

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $70.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 1,403	$ 3,486
Class T	1,138	2,832
Class B	17	64
Class C	112	374
Government Income	23,576	54,450
Institutional Class	2,258	4,994
Total	$ 28,504	$ 66,200

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Class A	$ 646	$ 183
Class T	523	147
Class B	22	8
Class C	154	46
Government Income	8,467	2,266
Institutional Class	826	210
Total	$ 10,638	$ 2,860

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	3,172	4,076	$ 33,388	$ 42,098
Reinvestment of distributions	187	333	1,967	3,442
Shares redeemed	(4,094)	(9,464)	(43,044)	(97,492)
Net increase (decrease)	(735)	(5,055)	$ (7,689)	$ (51,952)
Class T
Shares sold	2,807	3,767	$ 29,638	$ 38,865
Reinvestment of distributions	154	282	1,623	2,910
Shares redeemed	(3,073)	(7,679)	(32,415)	(79,131)
Net increase (decrease)	(112)	(3,630)	$ (1,154)	$ (37,356)
Class B
Shares sold	26	28	$ 280	$ 284
Reinvestment of distributions	3	5	31	54
Shares redeemed	(138)	(468)	(1,451)	(4,813)
Net increase (decrease)	(109)	(435)	$ (1,140)	$ (4,475)
Class C
Shares sold	1,788	725	$ 18,974	$ 7,489
Reinvestment of distributions	20	31	214	321
Shares redeemed	(836)	(2,355)	(8,800)	(24,278)
Net increase (decrease)	972	(1,599)	$ 10,388	$ (16,468)
Government Income
Shares sold	72,172	58,390	$ 763,776	$ 600,976
Reinvestment of distributions	2,929	5,285	30,822	54,536
Shares redeemed	(37,943)	(96,607)	(399,678)	(993,763)
Net increase (decrease)	37,158	(32,932)	$ 394,920	$ (338,251)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Institutional Class
Shares sold	17,237	9,661	$ 182,815	$ 99,548
Reinvestment of distributions	283	488	2,982	5,040
Shares redeemed	(6,220)	(10,680)	(65,551)	(110,265)
Net increase (decrease)	11,300	(531)	$ 120,246	$ (5,677)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVT-USAN-0415
1.864213.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,020.00	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.77%
Actual		$ 1,000.00	$ 1,020.00	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.51%
Actual		$ 1,000.00	$ 1,016.30	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.56%
Actual		$ 1,000.00	$ 1,016.00	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Government Income	.45%
Actual		$ 1,000.00	$ 1,021.60	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,021.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.1%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	17.1	16.8
1 - 1.99%	24.3	15.4
2 - 2.99%	10.5	10.6
3 - 3.99%	20.5	18.7
4 - 4.99%	13.9	19.2
5 - 5.99%	9.2	13.6
6 - 6.99%	0.9	1.5
7% and above	0.9	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	6.0	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	4.8	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Mortgage Securities 25.7%		Mortgage Securities 29.4%
	CMOs and Other Mortgage Related Securities 16.2%		CMOs and Other Mortgage Related Securities 18.0%
	U.S. Treasury Obligations 51.9%		U.S. Treasury Obligations 43.7%
	U.S. Government Agency Obligations† 2.8%		U.S. Government Agency Obligations† 3.4%
	Foreign Government & Government Agency Obligations 2.9%		Foreign Government & Government Agency Obligations 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	2.9%	** Foreign investments	3.7%
* Futures and Swaps	3.8%	** Futures and Swaps	4.3%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 54.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 264
1.625% 11/27/18	913	923
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,607	1,695
Series 2002-20K Class 1, 5.08% 11/1/22	2,601	2,794
Series 2004-20H Class 1, 5.17% 8/1/24	841	913
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,257
5.25% 9/15/39	2,807	3,637
5.375% 4/1/56	3,438	4,598
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		38,081
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	66	78,991
U.S. Treasury Obligations - 50.1%
U.S. Treasury Bonds:
2.5% 2/15/45	16,000	15,685
3% 11/15/44	22,500	24,404
3.125% 8/15/44	23,378	25,908
3.375% 5/15/44	6,265	7,261
3.625% 2/15/44	54,221	65,641
4.375% 2/15/38	43,154	57,236
5% 5/15/37 (c)(d)	41,142	59,241
9.875% 11/15/15 (d)	10,285	10,985
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,330
0.25% 5/15/16	17,502	17,483
0.375% 1/15/16	93,453	93,584
0.375% 3/15/16	20,000	20,014
0.375% 10/31/16	110,000	109,725
0.5% 1/31/17	25,300	25,249
0.5% 2/28/17	40,000	39,903
0.625% 8/15/16	24,206	24,270
0.625% 11/15/16	4,315	4,321
0.625% 12/15/16	1,129	1,130
0.625% 12/31/16	62,265	62,314
0.625% 2/15/17	12,000	11,997
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 1/15/17	$ 10,000	$ 10,030
0.75% 6/30/17	3,736	3,734
0.875% 9/15/16	10,000	10,061
0.875% 11/30/16	7,522	7,564
0.875% 1/31/17	704	708
0.875% 5/15/17	15,893	15,949
0.875% 8/15/17	715	716
0.875% 10/15/17	4,191	4,188
0.875% 11/15/17	26,100	26,055
0.875% 1/15/18	40,000	39,878
0.875% 1/31/18	4,683	4,667
0.875% 7/31/19	6,174	6,029
1% 9/30/16	51,719	52,155
1% 10/31/16	39,991	40,307
1% 12/15/17	10,765	10,778
1% 2/15/18	10,000	9,999
1% 5/31/18	58,578	58,358
1.25% 11/30/18	35,000	34,981
1.25% 1/31/20 (a)	45,000	44,462
1.375% 11/30/15	470	474
1.375% 7/31/18	39,780	40,053
1.375% 9/30/18	17,526	17,619
1.375% 2/28/19	69,770	69,874
1.375% 2/29/20	100,000	99,391
1.5% 12/31/18	10,768	10,853
1.5% 1/31/19	43,197	43,511
1.5% 1/31/22	120,325	117,859
1.625% 4/30/19	30,639	30,960
1.625% 6/30/19	59,352	59,908
1.625% 12/31/19	41,368	41,620
1.75% 7/31/15	4	4
1.75% 9/30/19	78,340	79,344
1.75% 10/31/20	18,000	18,100
1.75% 2/28/22	10,000	9,953
1.875% 8/31/17	27,000	27,688
1.875% 9/30/17	67,400	69,096
2% 5/31/21	10,000	10,145
2% 2/15/25	42,000	42,003
2.125% 6/30/21	22,000	22,485
2.125% 12/31/21	2,000	2,041
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/21	$ 17,358	$ 17,883
2.25% 4/30/21	32,286	33,255
2.25% 11/15/24	51,100	52,214
2.375% 7/31/17	741	769
2.375% 6/30/18	26,608	27,674
2.375% 8/15/24	63,310	65,377
2.5% 6/30/17	10,000	10,398
2.75% 11/30/16	18,530	19,238
3.125% 1/31/17	39,773	41,693
3.5% 2/15/18	23,836	25,566
4.5% 5/15/17	24,685	26,722
4.75% 8/15/17	12,983	14,221
TOTAL U.S. TREASURY OBLIGATIONS		2,266,294
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.521% 12/7/20 (NCUA Guaranteed) (e)	5,207	5,213
Series 2011-R4 Class 1A, 0.548% 3/6/20 (NCUA Guaranteed) (e)	4,165	4,174
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,990
TOTAL OTHER GOVERNMENT RELATED		89,377
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,421,354)		2,472,743
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae - 1.5%
1.85% 10/1/33 (e)	230	241
1.885% 2/1/33 (e)	132	138
1.91% 12/1/34 (e)	224	236
1.91% 3/1/35 (e)	143	149
1.915% 11/1/33 (e)	283	297
1.93% 10/1/33 (e)	75	78
1.94% 7/1/35 (e)	69	72
2.05% 3/1/35 (e)	17	17
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.053% 6/1/36 (e)	$ 190	$ 203
2.105% 7/1/34 (e)	121	128
2.138% 3/1/36 (e)	717	762
2.19% 3/1/37 (e)	115	122
2.276% 11/1/36 (e)	129	137
2.32% 7/1/35 (e)	277	294
2.333% 3/1/35 (e)	102	109
2.372% 5/1/36 (e)	208	222
2.421% 10/1/33 (e)	141	151
2.445% 3/1/40 (e)	2,425	2,590
2.503% 2/1/36 (e)	269	288
2.542% 6/1/42 (e)	479	495
2.69% 2/1/42 (e)	2,736	2,845
2.763% 1/1/42 (e)	2,542	2,646
2.96% 11/1/40 (e)	285	300
2.982% 9/1/41 (e)	308	322
3% 3/1/45 (b)	20,700	21,088
3.059% 10/1/41 (e)	164	171
3.15% 1/1/44 (e)	10,797	11,322
3.163% 3/1/42 (e)	12,763	13,403
3.235% 7/1/41 (e)	510	537
3.318% 10/1/41 (e)	249	262
3.437% 11/1/40 (e)	5,091	5,386
3.563% 7/1/41 (e)	507	535
4% 2/1/42	510	547
5.5% 1/1/29	2,576	2,892
6.5% 2/1/17 to 5/1/27	507	569
9.5% 10/1/20	14	16
11.5% 6/15/19 to 1/15/21	6	7
		69,577
Freddie Mac - 0.8%
1.82% 3/1/35 (e)	477	497
2.121% 5/1/37 (e)	323	346
2.405% 10/1/42 (e)	3,030	3,190
2.489% 2/1/36 (e)	29	32
2.49% 6/1/35 (e)	460	492
2.545% 7/1/36 (e)	423	452
2.673% 7/1/35 (e)	1,246	1,333
2.723% 3/1/33 (e)	23	25
3% 11/1/42 to 2/1/43	4,705	4,829
3.078% 9/1/41 (e)	2,847	2,974
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.136% 10/1/35 (e)	$ 232	$ 248
3.227% 9/1/41 (e)	317	333
3.242% 4/1/41 (e)	315	331
3.298% 6/1/41 (e)	383	402
3.465% 11/1/40 (e)	12,371	13,161
3.468% 5/1/41 (e)	359	379
3.626% 6/1/41 (e)	528	558
3.71% 5/1/41 (e)	416	438
4.5% 5/1/39 to 10/1/41	4,642	5,092
5.5% 7/1/29	47	53
6% 1/1/24	2,058	2,272
9.5% 6/1/18 to 8/1/21	31	34
		37,471
Ginnie Mae - 2.7%
3.5% 3/1/45 (b)	100	105
3.5% 4/1/45 (b)	100	105
4.3% 8/20/61 (j)	5,004	5,324
4.53% 10/20/62 (j)	5,312	5,805
4.55% 5/20/62 (j)	37,065	40,200
4.626% 3/20/62 (j)	8,319	9,018
4.649% 2/20/62 (j)	3,509	3,805
4.65% 3/20/62 (j)	7,303	7,932
4.682% 2/20/62 (j)	4,496	4,871
4.684% 1/20/62 (j)	26,050	28,197
5.47% 8/20/59 (j)	2,058	2,150
5.5% 11/15/35	2,909	3,321
5.612% 4/20/58 (j)	2,654	2,725
6% 6/15/36	6,434	7,433
		120,991
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $224,007)		228,039
Collateralized Mortgage Obligations - 9.6%

U.S. Government Agency - 9.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.151% 8/25/31 (e)	143	146
Series 2002-49 Class FB, 0.773% 11/18/31 (e)	133	134
Series 2002-60 Class FV, 1.171% 4/25/32 (e)	57	58
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2002-75 Class FA, 1.171% 11/25/32 (e)	$ 116	$ 119
Series 2010-15 Class FJ, 1.101% 6/25/36 (e)	9,411	9,586
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	3,348	3,638
Series 2005-27 Class NE, 5.5% 5/25/34	2,739	2,859
Series 2005-64 Class PX, 5.5% 6/25/35	3,205	3,519
Series 2005-68 Class CZ, 5.5% 8/25/35	5,973	6,739
Series 2006-45 Class OP, 0% 6/25/36 (h)	1,359	1,197
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,621
Series 2015-5 Class CP, 3% 6/25/43	43,235	44,901
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,561	1,730
Series 2004-91 Class Z, 5% 12/25/34	9,376	10,432
Series 2005-117 Class JN, 4.5% 1/25/36	645	708
Series 2005-14 Class ZB, 5% 3/25/35	2,812	3,129
Series 2006-72 Class CY, 6% 8/25/26	6,247	6,930
Series 2009-59 Class HB, 5% 8/25/39	3,815	4,244
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	710	55
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,058	85
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	6,605	961
Series 2010-39 Class FG, 1.091% 3/25/36 (e)	5,770	5,916
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,276	166
Freddie Mac:
floater:
Series 2530 Class FE, 0.772% 2/15/32 (e)	81	82
Series 2630 Class FL, 0.672% 6/15/18 (e)	77	77
Series 2682 Class FB, 1.072% 10/15/33 (e)	5,271	5,374
Series 2711 Class FC, 1.072% 2/15/33 (e)	3,224	3,282
Series 3830 Class FD, 0.532% 3/15/41 (e)	6,024	6,061
planned amortization class:
Series 1141 Class G, 9% 9/15/21	71	82
Series 2006-3245 Class ME, 5.5% 6/15/35	737	742
Series 2356 Class GD, 6% 9/15/16	27	28
Series 2376 Class JE, 5.5% 11/15/16	178	184
Series 2381 Class OG, 5.5% 11/15/16	98	101
Series 2672 Class MG, 5% 9/15/23	7,120	7,761
Series 2682 Class LD, 4.5% 10/15/33	777	856
Series 2810 Class PD, 6% 6/15/33	3	3
Series 3415 Class PC, 5% 12/15/37	970	1,045
Series 3763 Class QA, 4% 4/15/34	2,901	3,035
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	$ 5,040	$ 5,241
planned amotization class Series 2006-3 Class FB, 0.471% 7/25/35 (e)	11,153	11,211
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	11,246	12,770
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,242
Series 2773 Class HC, 4.5% 4/15/19	704	743
Series 2877 Class ZD, 5% 10/15/34	10,862	12,032
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,813
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,891
Series 4181 Class LA, 3% 3/15/37	4,718	4,887
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.648% 1/20/38 (e)	414	417
Series 2008-73 Class FA, 1.028% 8/20/38 (e)	2,854	2,911
Series 2008-83 Class FB, 1.068% 9/20/38 (e)	2,854	2,912
Series 2009-108 Class CF, 0.772% 11/16/39 (e)	1,898	1,917
Series 2011-H20 Class FA, 0.7083% 9/20/61 (e)(j)	11,463	11,509
Series 2011-H21 Class FA, 0.7583% 10/20/61 (e)(j)	7,753	7,797
Series 2012-H01 Class FA, 0.8583% 11/20/61 (e)(j)	6,486	6,550
Series 2012-H03 Class FA, 0.8583% 1/20/62 (e)(j)	4,029	4,068
Series 2012-H06 Class FA, 0.7883% 1/20/62 (e)(j)	6,169	6,212
Series 2012-H07 Class FA, 0.7883% 3/20/62 (e)(j)	3,737	3,770
Series 2014-H02 Class FB, 0.8175% 12/20/63 (e)(j)	41,801	42,098
Series 2014-H03 Class FA, 0.7675% 1/20/64 (e)(j)	17,935	18,010
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	404	411
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,388
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	19,697	21,422
Series 2010-H17 Class XP, 5.3001% 7/20/60 (e)(j)	25,751	27,933
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(j)	19,097	20,744
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-64 Class KB, 4.6316% 5/20/41 (e)	$ 1,910	$ 2,113
Series 2013-124:
Class ES, 8.4427% 4/20/39 (e)(i)	6,373	7,306
Class ST, 8.576% 8/20/39 (e)(i)	11,972	14,196
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $430,453)		436,100
Commercial Mortgage Securities - 3.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (e)	2,201	2,203
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,130
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,382
Series K009 Class A2, 3.808% 8/25/20	32,528	35,384
Series K034 Class A1, 2.669% 2/25/23	15,031	15,457
Series K032 Class A1, 3.016% 2/25/23	26,805	28,068
Series K039 Class A2, 3.303% 7/25/24	24,645	26,208
Series K042 Class A2, 2.67% 12/25/24	22,200	22,378
Series K501 Class A2, 1.655% 11/25/16	9,650	9,760
Series K716 Class A2, 3.13% 6/25/21	6,500	6,855
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $175,537)		177,825
Foreign Government and Government Agency Obligations - 2.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	89,387
5.5% 12/4/23	48	60
Jordanian Kingdom 2.503% 10/30/20	41,050	42,130
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $116,796)		131,577
Fixed-Income Funds - 23.0%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $984,274)	9,462,233	$ 1,039,332
Cash Equivalents - 3.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Treasury Obligations) #	$ 5,996	5,996
0.07%, dated 2/27/15 due 3/2/15:
(Collateralized by U.S. Government Obligations) #	135,102	135,101
(Collateralized by U.S. Government Obligations) # (k)	34,346	34,346
TOTAL CASH EQUIVALENTS (Cost $175,443)		175,443
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $4,527,864)		4,661,059
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(137,837)
NET ASSETS - 100%		$ 4,523,222
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
3.5% 3/1/45 (Proceeds $105)	$ (100)	(105)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
219 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 27,988	$ 136
442 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	96,612	96
174 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	20,755	47
407 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	68,490	826
TOTAL TREASURY CONTRACTS		$ 213,845	$ 1,105

The face value of futures purchased as a percentage of net assets is 4.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $228,311,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount(1) (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Mar. 2017	$ 11,500	3-month LIBOR	1.25%	$ (34)	$ 0	$ (34)
CME	Mar. 2020	6,800	3-month LIBOR	2.25%	(65)	0	(65)
CME	Mar. 2025	500	3-month LIBOR	3%	(8)	0	(8)
CME	Mar. 2045	1,100	3.5%	3-month LIBOR	69	0	69
TOTAL INTEREST RATE SWAPS					$ (38)	$ 0	$ (38)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,488,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $139,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,996,000 due 3/02/15 at 0.06%
Citibank NA	$ 1,676
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,170
Wachovia Bank NA	3,150
$ 5,996
$135,101,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 135,101
$34,346,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 34,346
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,955
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 118,167	$ -	$ 1,039,332	23.6%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,472,743	$ -	$ 2,472,743	$ -
U.S. Government Agency - Mortgage Securities	228,039	-	228,039	-
Collateralized Mortgage Obligations	436,100	-	436,100	-
Commercial Mortgage Securities	177,825	-	177,825	-
Foreign Government and Government Agency Obligations	131,577	-	131,577	-
Fixed-Income Funds	1,039,332	1,039,332	-	-
Cash Equivalents	175,443	-	175,443	-
Total Investments in Securities:	$ 4,661,059	$ 1,039,332	$ 3,621,727	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 1,105	$ 1,105	$ -	$ -
Swaps	69	-	69	-
Total Assets	$ 1,174	$ 1,105	$ 69	$ -
Liabilities
Swaps	$ (107)	$ -	$ (107)	$ -
Total Derivative Instruments:	$ 1,067	$ 1,105	$ (38)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105)	$ -	$ (105)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,105	$ -
Swaps (b)	69	(107)
Total Value of Derivatives	$ 1,174	$ (107)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $175,443) - See accompanying schedule: Unaffiliated issuers (cost $3,543,590)	$ 3,621,727
Fidelity Central Funds (cost $984,274)	1,039,332
Total Investments (cost $4,527,864)		$ 4,661,059
Cash		1
Receivable for investments sold		685
Receivable for TBA sale commitments		105
Receivable for fund shares sold		271,306
Dividends receivable		3
Interest receivable		12,362
Distributions receivable from Fidelity Central Funds		2,024
Receivable for daily variation margin for derivative instruments		225
Other receivables		167
Total assets		4,947,937

Liabilities
Payable for investments purchased Regular delivery	$ 359,920
Delayed delivery	21,330
TBA sale commitments, at value	105
Payable for fund shares redeemed	6,985
Distributions payable	179
Accrued management fee	1,104
Distribution and service plan fees payable	155
Other affiliated payables	534
Other payables and accrued expenses	56
Collateral on securities loaned, at value	34,347
Total liabilities		424,715

Net Assets		$ 4,523,222
Net Assets consist of:
Paid in capital		$ 4,409,900
Distributions in excess of net investment income		(5,032)
Accumulated undistributed net realized gain (loss) on investments		(15,908)
Net unrealized appreciation (depreciation) on investments		134,262
Net Assets		$ 4,523,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,162 ÷ 22,770 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class T: Net Asset Value and redemption price per share ($197,011 ÷ 18,604 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class B: Net Asset Value and offering price per share ($7,638 ÷ 721 shares)A	$ 10.59

Class C: Net Asset Value and offering price per share ($69,086 ÷ 6,524 shares)A	$ 10.59

Government Income: Net Asset Value, offering price and redemption price per share ($3,586,747 ÷ 339,211 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($421,578 ÷ 39,809 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 29,137
Income from Fidelity Central Funds		10,971
Total income		40,108

Expenses
Management fee	$ 6,286
Transfer agent fees	2,268
Distribution and service plan fees	891
Fund wide operations fee	780
Independent trustees' compensation	9
Miscellaneous	6
Total expenses	10,240
Net investment income (loss)		29,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,293
Futures contracts	7,671
Swaps	(2,045)
Total net realized gain (loss)		29,919
Change in net unrealized appreciation (depreciation) on: Investment securities	21,847
Futures contracts	(337)
Swaps	676
Delayed delivery commitments	267
Total change in net unrealized appreciation (depreciation)		22,453
Net gain (loss)		52,372
Net increase (decrease) in net assets resulting from operations		$ 82,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,868	$ 65,951
Net realized gain (loss)	29,919	21,718
Change in net unrealized appreciation (depreciation)	22,453	87,347
Net increase (decrease) in net assets resulting from operations	82,240	175,016
Distributions to shareholders from net investment income	(28,504)	(66,200)
Distributions to shareholders from net realized gain	(10,638)	(2,860)
Total distributions	(39,142)	(69,060)
Share transactions - net increase (decrease)	515,571	(454,179)
Total increase (decrease) in net assets	558,669	(348,223)

Net Assets
Beginning of period	3,964,553	4,312,776
End of period (including distributions in excess of net investment income of $5,032 and distributions in excess of net investment income of $6,396, respectively)	$ 4,523,222	$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.064	.138	.105	.141	.015	.199	.242
Net realized and unrealized gain (loss)	.145	.278	(.454)	.327	.199	.108	.424
Total from investment operations	.209	.416	(.349)	.468	.214	.307	.666
Distributions from net investment income	(.061)	(.139)	(.099)	(.135)	(.014)	(.191)	(.231)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.089)	(.146)	(.421)	(.398)	(.014)	(.447)	(.596)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Total ReturnB, C, D	2.00%	4.10%	(3.29)%	4.39%	2.00%	2.94%	6.44%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of fee waivers, if any	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of all reductions	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Net investment income (loss)	1.23%	1.34%	.99%	1.30%	1.61%A	1.88%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 241	$ 246	$ 291	$ 380	$ 345	$ 329	$ 431
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.065	.140	.107	.143	.015	.201	.243
Net realized and unrealized gain (loss)	.144	.277	(.454)	.327	.209	.098	.425
Total from investment operations	.209	.417	(.347)	.470	.224	.299	.668
Distributions from net investment income	(.061)	(.140)	(.101)	(.137)	(.014)	(.193)	(.233)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.089)	(.147)	(.423)	(.400)	(.014)	(.449)	(.598)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	2.00%	4.12%	(3.27)%	4.41%	2.10%	2.86%	6.45%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of fee waivers, if any	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of all reductions	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Net investment income (loss)	1.24%	1.36%	1.01%	1.32%	1.62%A	1.89%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 196	$ 228	$ 309	$ 286	$ 272	$ 335
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.026	.063	.028	.062	.008	.122	.164
Net realized and unrealized gain (loss)	.144	.278	(.454)	.328	.210	.098	.425
Total from investment operations	.170	.341	(.426)	.390	.218	.220	.589
Distributions from net investment income	(.022)	(.064)	(.022)	(.057)	(.008)	(.114)	(.154)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.050)	(.071)	(.344)	(.320)	(.008)	(.370)	(.519)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	1.63%	3.36%	(3.99)%	3.64%	2.04%	2.10%	5.67%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of all reductions	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Net investment income (loss)	.49%	.61%	.26%	.58%	.90%A	1.15%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 13	$ 20	$ 26	$ 25	$ 38
Portfolio turnover rateG	94% A	131%	192%	222%	466%A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.023	.059	.025	.060	.008	.121	.163
Net realized and unrealized gain (loss)	.145	.278	(.443)	.318	.210	.098	.425
Total from investment operations	.168	.337	(.418)	.378	.218	.219	.588
Distributions from net investment income	(.020)	(.060)	(.020)	(.055)	(.008)	(.113)	(.153)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.048)	(.067)	(.342)	(.318)	(.008)	(.369)	(.518)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	1.60%	3.32%	(3.93)%	3.53%	2.04%	2.09%	5.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of all reductions	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Net investment income (loss)	.44%	.57%	.24%	.56%	.88%A	1.14%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 58	$ 73	$ 98	$ 95	$ 89	$ 118
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.081	.171	.138	.175	.018	.233	.275
Net realized and unrealized gain (loss)	.144	.278	(.453)	.328	.199	.108	.415
Total from investment operations	.225	.449	(.315)	.503	.217	.341	.690
Distributions from net investment income	(.077)	(.172)	(.133)	(.170)	(.017)	(.225)	(.265)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.105)	(.179)	(.455)	(.433)	(.017)	(.481)	(.630)
Net asset value, end of period	$ 10.57	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Total ReturnB, C	2.16%	4.45%	(2.99)%	4.73%	2.03%	3.27%	6.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Net investment income (loss)	1.55%	1.66%	1.31%	1.62%	1.91%A	2.20%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 3,587	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809
Portfolio turnover rateF	94% A	131%	192%	222%	466% A,J	430%	355%
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended July 31. JPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.078	.166	.133	.169	.017	.225	.267
Net realized and unrealized gain (loss)	.145	.277	(.454)	.327	.210	.099	.425
Total from investment operations	.223	.443	(.321)	.496	.227	.324	.692
Distributions from net investment income	(.075)	(.166)	(.127)	(.163)	(.017)	(.218)	(.257)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.103)	(.173)	(.449)	(.426)	(.017)	(.474)	(.622)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C	2.14%	4.38%	(3.03)%	4.66%	2.12%	3.10%	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of fee waivers, if any	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of all reductions	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Net investment income (loss)	1.50%	1.61%	1.26%	1.56%	1.84%A	2.13%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 422	$ 298	$ 296	$ 334	$ 344	$ 344	$ 284
Portfolio turnover rateF	94% A	131%	192%	222%	466%A,J	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended July 31. JPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,117
Gross unrealized depreciation	(10,397)
Net unrealized appreciation (depreciation) on securities	$ 133,720

Tax cost	$ 4,527,339

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 7,671	$ (337)
Purchased Options	(1,266)	1,216
Swaps	(2,045)	676
Totals (a)	$ 4,360	$ 1,555

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments .

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Semiannual Report

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $118,167 and $15,381, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 304	$ 5
Class T	-%	.25%	246	3
Class B	.65%	.25%	37	27
Class C	.75%	.25%	304	24
			$ 891	$ 59

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	3
Class C*	3
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 203.17
Class T	157.16
Class B	10.25
Class C	58.19
Government Income	1,607.10
Institutional Class	233.15
	$ 2,268

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $70.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 1,403	$ 3,486
Class T	1,138	2,832
Class B	17	64
Class C	112	374
Government Income	23,576	54,450
Institutional Class	2,258	4,994
Total	$ 28,504	$ 66,200

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Class A	$ 646	$ 183
Class T	523	147
Class B	22	8
Class C	154	46
Government Income	8,467	2,266
Institutional Class	826	210
Total	$ 10,638	$ 2,860

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	3,172	4,076	$ 33,388	$ 42,098
Reinvestment of distributions	187	333	1,967	3,442
Shares redeemed	(4,094)	(9,464)	(43,044)	(97,492)
Net increase (decrease)	(735)	(5,055)	$ (7,689)	$ (51,952)
Class T
Shares sold	2,807	3,767	$ 29,638	$ 38,865
Reinvestment of distributions	154	282	1,623	2,910
Shares redeemed	(3,073)	(7,679)	(32,415)	(79,131)
Net increase (decrease)	(112)	(3,630)	$ (1,154)	$ (37,356)
Class B
Shares sold	26	28	$ 280	$ 284
Reinvestment of distributions	3	5	31	54
Shares redeemed	(138)	(468)	(1,451)	(4,813)
Net increase (decrease)	(109)	(435)	$ (1,140)	$ (4,475)
Class C
Shares sold	1,788	725	$ 18,974	$ 7,489
Reinvestment of distributions	20	31	214	321
Shares redeemed	(836)	(2,355)	(8,800)	(24,278)
Net increase (decrease)	972	(1,599)	$ 10,388	$ (16,468)
Government Income
Shares sold	72,172	58,390	$ 763,776	$ 600,976
Reinvestment of distributions	2,929	5,285	30,822	54,536
Shares redeemed	(37,943)	(96,607)	(399,678)	(993,763)
Net increase (decrease)	37,158	(32,932)	$ 394,920	$ (338,251)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Institutional Class
Shares sold	17,237	9,661	$ 182,815	$ 99,548
Reinvestment of distributions	283	488	2,982	5,040
Shares redeemed	(6,220)	(10,680)	(65,551)	(110,265)
Net increase (decrease)	11,300	(531)	$ 120,246	$ (5,677)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVTI-USAN-0415
1.834234.108

Fidelity®

Government Income

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,020.00	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.77%
Actual		$ 1,000.00	$ 1,020.00	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.51%
Actual		$ 1,000.00	$ 1,016.30	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.56%
Actual		$ 1,000.00	$ 1,016.00	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Government Income	.45%
Actual		$ 1,000.00	$ 1,021.60	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,021.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.1%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	17.1	16.8
1 - 1.99%	24.3	15.4
2 - 2.99%	10.5	10.6
3 - 3.99%	20.5	18.7
4 - 4.99%	13.9	19.2
5 - 5.99%	9.2	13.6
6 - 6.99%	0.9	1.5
7% and above	0.9	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	6.0	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	4.8	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Mortgage Securities 25.7%		Mortgage Securities 29.4%
	CMOs and Other Mortgage Related Securities 16.2%		CMOs and Other Mortgage Related Securities 18.0%
	U.S. Treasury Obligations 51.9%		U.S. Treasury Obligations 43.7%
	U.S. Government Agency Obligations† 2.8%		U.S. Government Agency Obligations† 3.4%
	Foreign Government & Government Agency Obligations 2.9%		Foreign Government & Government Agency Obligations 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	2.9%	** Foreign investments	3.7%
* Futures and Swaps	3.8%	** Futures and Swaps	4.3%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 54.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 264
1.625% 11/27/18	913	923
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,607	1,695
Series 2002-20K Class 1, 5.08% 11/1/22	2,601	2,794
Series 2004-20H Class 1, 5.17% 8/1/24	841	913
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,257
5.25% 9/15/39	2,807	3,637
5.375% 4/1/56	3,438	4,598
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		38,081
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	66	78,991
U.S. Treasury Obligations - 50.1%
U.S. Treasury Bonds:
2.5% 2/15/45	16,000	15,685
3% 11/15/44	22,500	24,404
3.125% 8/15/44	23,378	25,908
3.375% 5/15/44	6,265	7,261
3.625% 2/15/44	54,221	65,641
4.375% 2/15/38	43,154	57,236
5% 5/15/37 (c)(d)	41,142	59,241
9.875% 11/15/15 (d)	10,285	10,985
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,330
0.25% 5/15/16	17,502	17,483
0.375% 1/15/16	93,453	93,584
0.375% 3/15/16	20,000	20,014
0.375% 10/31/16	110,000	109,725
0.5% 1/31/17	25,300	25,249
0.5% 2/28/17	40,000	39,903
0.625% 8/15/16	24,206	24,270
0.625% 11/15/16	4,315	4,321
0.625% 12/15/16	1,129	1,130
0.625% 12/31/16	62,265	62,314
0.625% 2/15/17	12,000	11,997
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 1/15/17	$ 10,000	$ 10,030
0.75% 6/30/17	3,736	3,734
0.875% 9/15/16	10,000	10,061
0.875% 11/30/16	7,522	7,564
0.875% 1/31/17	704	708
0.875% 5/15/17	15,893	15,949
0.875% 8/15/17	715	716
0.875% 10/15/17	4,191	4,188
0.875% 11/15/17	26,100	26,055
0.875% 1/15/18	40,000	39,878
0.875% 1/31/18	4,683	4,667
0.875% 7/31/19	6,174	6,029
1% 9/30/16	51,719	52,155
1% 10/31/16	39,991	40,307
1% 12/15/17	10,765	10,778
1% 2/15/18	10,000	9,999
1% 5/31/18	58,578	58,358
1.25% 11/30/18	35,000	34,981
1.25% 1/31/20 (a)	45,000	44,462
1.375% 11/30/15	470	474
1.375% 7/31/18	39,780	40,053
1.375% 9/30/18	17,526	17,619
1.375% 2/28/19	69,770	69,874
1.375% 2/29/20	100,000	99,391
1.5% 12/31/18	10,768	10,853
1.5% 1/31/19	43,197	43,511
1.5% 1/31/22	120,325	117,859
1.625% 4/30/19	30,639	30,960
1.625% 6/30/19	59,352	59,908
1.625% 12/31/19	41,368	41,620
1.75% 7/31/15	4	4
1.75% 9/30/19	78,340	79,344
1.75% 10/31/20	18,000	18,100
1.75% 2/28/22	10,000	9,953
1.875% 8/31/17	27,000	27,688
1.875% 9/30/17	67,400	69,096
2% 5/31/21	10,000	10,145
2% 2/15/25	42,000	42,003
2.125% 6/30/21	22,000	22,485
2.125% 12/31/21	2,000	2,041
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/21	$ 17,358	$ 17,883
2.25% 4/30/21	32,286	33,255
2.25% 11/15/24	51,100	52,214
2.375% 7/31/17	741	769
2.375% 6/30/18	26,608	27,674
2.375% 8/15/24	63,310	65,377
2.5% 6/30/17	10,000	10,398
2.75% 11/30/16	18,530	19,238
3.125% 1/31/17	39,773	41,693
3.5% 2/15/18	23,836	25,566
4.5% 5/15/17	24,685	26,722
4.75% 8/15/17	12,983	14,221
TOTAL U.S. TREASURY OBLIGATIONS		2,266,294
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.521% 12/7/20 (NCUA Guaranteed) (e)	5,207	5,213
Series 2011-R4 Class 1A, 0.548% 3/6/20 (NCUA Guaranteed) (e)	4,165	4,174
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,990
TOTAL OTHER GOVERNMENT RELATED		89,377
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,421,354)		2,472,743
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae - 1.5%
1.85% 10/1/33 (e)	230	241
1.885% 2/1/33 (e)	132	138
1.91% 12/1/34 (e)	224	236
1.91% 3/1/35 (e)	143	149
1.915% 11/1/33 (e)	283	297
1.93% 10/1/33 (e)	75	78
1.94% 7/1/35 (e)	69	72
2.05% 3/1/35 (e)	17	17
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.053% 6/1/36 (e)	$ 190	$ 203
2.105% 7/1/34 (e)	121	128
2.138% 3/1/36 (e)	717	762
2.19% 3/1/37 (e)	115	122
2.276% 11/1/36 (e)	129	137
2.32% 7/1/35 (e)	277	294
2.333% 3/1/35 (e)	102	109
2.372% 5/1/36 (e)	208	222
2.421% 10/1/33 (e)	141	151
2.445% 3/1/40 (e)	2,425	2,590
2.503% 2/1/36 (e)	269	288
2.542% 6/1/42 (e)	479	495
2.69% 2/1/42 (e)	2,736	2,845
2.763% 1/1/42 (e)	2,542	2,646
2.96% 11/1/40 (e)	285	300
2.982% 9/1/41 (e)	308	322
3% 3/1/45 (b)	20,700	21,088
3.059% 10/1/41 (e)	164	171
3.15% 1/1/44 (e)	10,797	11,322
3.163% 3/1/42 (e)	12,763	13,403
3.235% 7/1/41 (e)	510	537
3.318% 10/1/41 (e)	249	262
3.437% 11/1/40 (e)	5,091	5,386
3.563% 7/1/41 (e)	507	535
4% 2/1/42	510	547
5.5% 1/1/29	2,576	2,892
6.5% 2/1/17 to 5/1/27	507	569
9.5% 10/1/20	14	16
11.5% 6/15/19 to 1/15/21	6	7
		69,577
Freddie Mac - 0.8%
1.82% 3/1/35 (e)	477	497
2.121% 5/1/37 (e)	323	346
2.405% 10/1/42 (e)	3,030	3,190
2.489% 2/1/36 (e)	29	32
2.49% 6/1/35 (e)	460	492
2.545% 7/1/36 (e)	423	452
2.673% 7/1/35 (e)	1,246	1,333
2.723% 3/1/33 (e)	23	25
3% 11/1/42 to 2/1/43	4,705	4,829
3.078% 9/1/41 (e)	2,847	2,974
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.136% 10/1/35 (e)	$ 232	$ 248
3.227% 9/1/41 (e)	317	333
3.242% 4/1/41 (e)	315	331
3.298% 6/1/41 (e)	383	402
3.465% 11/1/40 (e)	12,371	13,161
3.468% 5/1/41 (e)	359	379
3.626% 6/1/41 (e)	528	558
3.71% 5/1/41 (e)	416	438
4.5% 5/1/39 to 10/1/41	4,642	5,092
5.5% 7/1/29	47	53
6% 1/1/24	2,058	2,272
9.5% 6/1/18 to 8/1/21	31	34
		37,471
Ginnie Mae - 2.7%
3.5% 3/1/45 (b)	100	105
3.5% 4/1/45 (b)	100	105
4.3% 8/20/61 (j)	5,004	5,324
4.53% 10/20/62 (j)	5,312	5,805
4.55% 5/20/62 (j)	37,065	40,200
4.626% 3/20/62 (j)	8,319	9,018
4.649% 2/20/62 (j)	3,509	3,805
4.65% 3/20/62 (j)	7,303	7,932
4.682% 2/20/62 (j)	4,496	4,871
4.684% 1/20/62 (j)	26,050	28,197
5.47% 8/20/59 (j)	2,058	2,150
5.5% 11/15/35	2,909	3,321
5.612% 4/20/58 (j)	2,654	2,725
6% 6/15/36	6,434	7,433
		120,991
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $224,007)		228,039
Collateralized Mortgage Obligations - 9.6%

U.S. Government Agency - 9.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.151% 8/25/31 (e)	143	146
Series 2002-49 Class FB, 0.773% 11/18/31 (e)	133	134
Series 2002-60 Class FV, 1.171% 4/25/32 (e)	57	58
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2002-75 Class FA, 1.171% 11/25/32 (e)	$ 116	$ 119
Series 2010-15 Class FJ, 1.101% 6/25/36 (e)	9,411	9,586
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	3,348	3,638
Series 2005-27 Class NE, 5.5% 5/25/34	2,739	2,859
Series 2005-64 Class PX, 5.5% 6/25/35	3,205	3,519
Series 2005-68 Class CZ, 5.5% 8/25/35	5,973	6,739
Series 2006-45 Class OP, 0% 6/25/36 (h)	1,359	1,197
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,621
Series 2015-5 Class CP, 3% 6/25/43	43,235	44,901
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,561	1,730
Series 2004-91 Class Z, 5% 12/25/34	9,376	10,432
Series 2005-117 Class JN, 4.5% 1/25/36	645	708
Series 2005-14 Class ZB, 5% 3/25/35	2,812	3,129
Series 2006-72 Class CY, 6% 8/25/26	6,247	6,930
Series 2009-59 Class HB, 5% 8/25/39	3,815	4,244
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	710	55
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,058	85
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	6,605	961
Series 2010-39 Class FG, 1.091% 3/25/36 (e)	5,770	5,916
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,276	166
Freddie Mac:
floater:
Series 2530 Class FE, 0.772% 2/15/32 (e)	81	82
Series 2630 Class FL, 0.672% 6/15/18 (e)	77	77
Series 2682 Class FB, 1.072% 10/15/33 (e)	5,271	5,374
Series 2711 Class FC, 1.072% 2/15/33 (e)	3,224	3,282
Series 3830 Class FD, 0.532% 3/15/41 (e)	6,024	6,061
planned amortization class:
Series 1141 Class G, 9% 9/15/21	71	82
Series 2006-3245 Class ME, 5.5% 6/15/35	737	742
Series 2356 Class GD, 6% 9/15/16	27	28
Series 2376 Class JE, 5.5% 11/15/16	178	184
Series 2381 Class OG, 5.5% 11/15/16	98	101
Series 2672 Class MG, 5% 9/15/23	7,120	7,761
Series 2682 Class LD, 4.5% 10/15/33	777	856
Series 2810 Class PD, 6% 6/15/33	3	3
Series 3415 Class PC, 5% 12/15/37	970	1,045
Series 3763 Class QA, 4% 4/15/34	2,901	3,035
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	$ 5,040	$ 5,241
planned amotization class Series 2006-3 Class FB, 0.471% 7/25/35 (e)	11,153	11,211
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	11,246	12,770
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,242
Series 2773 Class HC, 4.5% 4/15/19	704	743
Series 2877 Class ZD, 5% 10/15/34	10,862	12,032
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,813
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,891
Series 4181 Class LA, 3% 3/15/37	4,718	4,887
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.648% 1/20/38 (e)	414	417
Series 2008-73 Class FA, 1.028% 8/20/38 (e)	2,854	2,911
Series 2008-83 Class FB, 1.068% 9/20/38 (e)	2,854	2,912
Series 2009-108 Class CF, 0.772% 11/16/39 (e)	1,898	1,917
Series 2011-H20 Class FA, 0.7083% 9/20/61 (e)(j)	11,463	11,509
Series 2011-H21 Class FA, 0.7583% 10/20/61 (e)(j)	7,753	7,797
Series 2012-H01 Class FA, 0.8583% 11/20/61 (e)(j)	6,486	6,550
Series 2012-H03 Class FA, 0.8583% 1/20/62 (e)(j)	4,029	4,068
Series 2012-H06 Class FA, 0.7883% 1/20/62 (e)(j)	6,169	6,212
Series 2012-H07 Class FA, 0.7883% 3/20/62 (e)(j)	3,737	3,770
Series 2014-H02 Class FB, 0.8175% 12/20/63 (e)(j)	41,801	42,098
Series 2014-H03 Class FA, 0.7675% 1/20/64 (e)(j)	17,935	18,010
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	404	411
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,388
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	19,697	21,422
Series 2010-H17 Class XP, 5.3001% 7/20/60 (e)(j)	25,751	27,933
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(j)	19,097	20,744
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-64 Class KB, 4.6316% 5/20/41 (e)	$ 1,910	$ 2,113
Series 2013-124:
Class ES, 8.4427% 4/20/39 (e)(i)	6,373	7,306
Class ST, 8.576% 8/20/39 (e)(i)	11,972	14,196
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $430,453)		436,100
Commercial Mortgage Securities - 3.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (e)	2,201	2,203
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,130
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,382
Series K009 Class A2, 3.808% 8/25/20	32,528	35,384
Series K034 Class A1, 2.669% 2/25/23	15,031	15,457
Series K032 Class A1, 3.016% 2/25/23	26,805	28,068
Series K039 Class A2, 3.303% 7/25/24	24,645	26,208
Series K042 Class A2, 2.67% 12/25/24	22,200	22,378
Series K501 Class A2, 1.655% 11/25/16	9,650	9,760
Series K716 Class A2, 3.13% 6/25/21	6,500	6,855
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $175,537)		177,825
Foreign Government and Government Agency Obligations - 2.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	89,387
5.5% 12/4/23	48	60
Jordanian Kingdom 2.503% 10/30/20	41,050	42,130
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $116,796)		131,577
Fixed-Income Funds - 23.0%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $984,274)	9,462,233	$ 1,039,332
Cash Equivalents - 3.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Treasury Obligations) #	$ 5,996	5,996
0.07%, dated 2/27/15 due 3/2/15:
(Collateralized by U.S. Government Obligations) #	135,102	135,101
(Collateralized by U.S. Government Obligations) # (k)	34,346	34,346
TOTAL CASH EQUIVALENTS (Cost $175,443)		175,443
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $4,527,864)		4,661,059
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(137,837)
NET ASSETS - 100%		$ 4,523,222
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
3.5% 3/1/45 (Proceeds $105)	$ (100)	(105)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
219 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 27,988	$ 136
442 CBOT 2 Year U.S. Treasury Note Contracts (United States)	June 2015	96,612	96
174 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	20,755	47
407 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	68,490	826
TOTAL TREASURY CONTRACTS		$ 213,845	$ 1,105

The face value of futures purchased as a percentage of net assets is 4.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $228,311,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount(1) (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Mar. 2017	$ 11,500	3-month LIBOR	1.25%	$ (34)	$ 0	$ (34)
CME	Mar. 2020	6,800	3-month LIBOR	2.25%	(65)	0	(65)
CME	Mar. 2025	500	3-month LIBOR	3%	(8)	0	(8)
CME	Mar. 2045	1,100	3.5%	3-month LIBOR	69	0	69
TOTAL INTEREST RATE SWAPS					$ (38)	$ 0	$ (38)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,488,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $139,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,996,000 due 3/02/15 at 0.06%
Citibank NA	$ 1,676
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,170
Wachovia Bank NA	3,150
$ 5,996
$135,101,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 135,101
$34,346,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 34,346
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,955
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 118,167	$ -	$ 1,039,332	23.6%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,472,743	$ -	$ 2,472,743	$ -
U.S. Government Agency - Mortgage Securities	228,039	-	228,039	-
Collateralized Mortgage Obligations	436,100	-	436,100	-
Commercial Mortgage Securities	177,825	-	177,825	-
Foreign Government and Government Agency Obligations	131,577	-	131,577	-
Fixed-Income Funds	1,039,332	1,039,332	-	-
Cash Equivalents	175,443	-	175,443	-
Total Investments in Securities:	$ 4,661,059	$ 1,039,332	$ 3,621,727	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 1,105	$ 1,105	$ -	$ -
Swaps	69	-	69	-
Total Assets	$ 1,174	$ 1,105	$ 69	$ -
Liabilities
Swaps	$ (107)	$ -	$ (107)	$ -
Total Derivative Instruments:	$ 1,067	$ 1,105	$ (38)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105)	$ -	$ (105)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,105	$ -
Swaps (b)	69	(107)
Total Value of Derivatives	$ 1,174	$ (107)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $175,443) - See accompanying schedule: Unaffiliated issuers (cost $3,543,590)	$ 3,621,727
Fidelity Central Funds (cost $984,274)	1,039,332
Total Investments (cost $4,527,864)		$ 4,661,059
Cash		1
Receivable for investments sold		685
Receivable for TBA sale commitments		105
Receivable for fund shares sold		271,306
Dividends receivable		3
Interest receivable		12,362
Distributions receivable from Fidelity Central Funds		2,024
Receivable for daily variation margin for derivative instruments		225
Other receivables		167
Total assets		4,947,937

Liabilities
Payable for investments purchased Regular delivery	$ 359,920
Delayed delivery	21,330
TBA sale commitments, at value	105
Payable for fund shares redeemed	6,985
Distributions payable	179
Accrued management fee	1,104
Distribution and service plan fees payable	155
Other affiliated payables	534
Other payables and accrued expenses	56
Collateral on securities loaned, at value	34,347
Total liabilities		424,715

Net Assets		$ 4,523,222
Net Assets consist of:
Paid in capital		$ 4,409,900
Distributions in excess of net investment income		(5,032)
Accumulated undistributed net realized gain (loss) on investments		(15,908)
Net unrealized appreciation (depreciation) on investments		134,262
Net Assets		$ 4,523,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,162 ÷ 22,770 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class T: Net Asset Value and redemption price per share ($197,011 ÷ 18,604 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class B: Net Asset Value and offering price per share ($7,638 ÷ 721 shares)A	$ 10.59

Class C: Net Asset Value and offering price per share ($69,086 ÷ 6,524 shares)A	$ 10.59

Government Income: Net Asset Value, offering price and redemption price per share ($3,586,747 ÷ 339,211 shares)	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($421,578 ÷ 39,809 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 29,137
Income from Fidelity Central Funds		10,971
Total income		40,108

Expenses
Management fee	$ 6,286
Transfer agent fees	2,268
Distribution and service plan fees	891
Fund wide operations fee	780
Independent trustees' compensation	9
Miscellaneous	6
Total expenses	10,240
Net investment income (loss)		29,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,293
Futures contracts	7,671
Swaps	(2,045)
Total net realized gain (loss)		29,919
Change in net unrealized appreciation (depreciation) on: Investment securities	21,847
Futures contracts	(337)
Swaps	676
Delayed delivery commitments	267
Total change in net unrealized appreciation (depreciation)		22,453
Net gain (loss)		52,372
Net increase (decrease) in net assets resulting from operations		$ 82,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,868	$ 65,951
Net realized gain (loss)	29,919	21,718
Change in net unrealized appreciation (depreciation)	22,453	87,347
Net increase (decrease) in net assets resulting from operations	82,240	175,016
Distributions to shareholders from net investment income	(28,504)	(66,200)
Distributions to shareholders from net realized gain	(10,638)	(2,860)
Total distributions	(39,142)	(69,060)
Share transactions - net increase (decrease)	515,571	(454,179)
Total increase (decrease) in net assets	558,669	(348,223)

Net Assets
Beginning of period	3,964,553	4,312,776
End of period (including distributions in excess of net investment income of $5,032 and distributions in excess of net investment income of $6,396, respectively)	$ 4,523,222	$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.064	.138	.105	.141	.015	.199	.242
Net realized and unrealized gain (loss)	.145	.278	(.454)	.327	.199	.108	.424
Total from investment operations	.209	.416	(.349)	.468	.214	.307	.666
Distributions from net investment income	(.061)	(.139)	(.099)	(.135)	(.014)	(.191)	(.231)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.089)	(.146)	(.421)	(.398)	(.014)	(.447)	(.596)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Total ReturnB, C, D	2.00%	4.10%	(3.29)%	4.39%	2.00%	2.94%	6.44%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of fee waivers, if any	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of all reductions	.77%A	.77%	.77%	.77%	.76%A	.77%	.77%
Net investment income (loss)	1.23%	1.34%	.99%	1.30%	1.61%A	1.88%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 241	$ 246	$ 291	$ 380	$ 345	$ 329	$ 431
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.065	.140	.107	.143	.015	.201	.243
Net realized and unrealized gain (loss)	.144	.277	(.454)	.327	.209	.098	.425
Total from investment operations	.209	.417	(.347)	.470	.224	.299	.668
Distributions from net investment income	(.061)	(.140)	(.101)	(.137)	(.014)	(.193)	(.233)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.089)	(.147)	(.423)	(.400)	(.014)	(.449)	(.598)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	2.00%	4.12%	(3.27)%	4.41%	2.10%	2.86%	6.45%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of fee waivers, if any	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of all reductions	.77%A	.76%	.75%	.75%	.75%A	.76%	.76%
Net investment income (loss)	1.24%	1.36%	1.01%	1.32%	1.62%A	1.89%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 196	$ 228	$ 309	$ 286	$ 272	$ 335
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.026	.063	.028	.062	.008	.122	.164
Net realized and unrealized gain (loss)	.144	.278	(.454)	.328	.210	.098	.425
Total from investment operations	.170	.341	(.426)	.390	.218	.220	.589
Distributions from net investment income	(.022)	(.064)	(.022)	(.057)	(.008)	(.114)	(.154)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.050)	(.071)	(.344)	(.320)	(.008)	(.370)	(.519)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	1.63%	3.36%	(3.99)%	3.64%	2.04%	2.10%	5.67%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of all reductions	1.51%A	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Net investment income (loss)	.49%	.61%	.26%	.58%	.90%A	1.15%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 13	$ 20	$ 26	$ 25	$ 38
Portfolio turnover rateG	94% A	131%	192%	222%	466%A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.023	.059	.025	.060	.008	.121	.163
Net realized and unrealized gain (loss)	.145	.278	(.443)	.318	.210	.098	.425
Total from investment operations	.168	.337	(.418)	.378	.218	.219	.588
Distributions from net investment income	(.020)	(.060)	(.020)	(.055)	(.008)	(.113)	(.153)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.048)	(.067)	(.342)	(.318)	(.008)	(.369)	(.518)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	1.60%	3.32%	(3.93)%	3.53%	2.04%	2.09%	5.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of all reductions	1.56%A	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Net investment income (loss)	.44%	.57%	.24%	.56%	.88%A	1.14%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 58	$ 73	$ 98	$ 95	$ 89	$ 118
Portfolio turnover rateG	94% A	131%	192%	222%	466% A,K	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended July 31. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.081	.171	.138	.175	.018	.233	.275
Net realized and unrealized gain (loss)	.144	.278	(.453)	.328	.199	.108	.415
Total from investment operations	.225	.449	(.315)	.503	.217	.341	.690
Distributions from net investment income	(.077)	(.172)	(.133)	(.170)	(.017)	(.225)	(.265)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.105)	(.179)	(.455)	(.433)	(.017)	(.481)	(.630)
Net asset value, end of period	$ 10.57	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Total ReturnB, C	2.16%	4.45%	(2.99)%	4.73%	2.03%	3.27%	6.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%A	.45%	.45%
Net investment income (loss)	1.55%	1.66%	1.31%	1.62%	1.91%A	2.20%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 3,587	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809
Portfolio turnover rateF	94% A	131%	192%	222%	466% A,J	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended July 31. JPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.078	.166	.133	.169	.017	.225	.267
Net realized and unrealized gain (loss)	.145	.277	(.454)	.327	.210	.099	.425
Total from investment operations	.223	.443	(.321)	.496	.227	.324	.692
Distributions from net investment income	(.075)	(.166)	(.127)	(.163)	(.017)	(.218)	(.257)
Distributions from net realized gain	(.028)	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.103)	(.173)	(.449)	(.426)	(.017)	(.474)	(.622)
Net asset value, end of period	$ 10.59	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C	2.14%	4.38%	(3.03)%	4.66%	2.12%	3.10%	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of fee waivers, if any	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of all reductions	.50%A	.51%	.51%	.51%	.52%A	.52%	.53%
Net investment income (loss)	1.50%	1.61%	1.26%	1.56%	1.84%A	2.13%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 422	$ 298	$ 296	$ 334	$ 344	$ 344	$ 284
Portfolio turnover rateF	94% A	131%	192%	222%	466%A,J	430%	355%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended July 31. JPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,117
Gross unrealized depreciation	(10,397)
Net unrealized appreciation (depreciation) on securities	$ 133,720

Tax cost	$ 4,527,339

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 7,671	$ (337)
Purchased Options	(1,266)	1,216
Swaps	(2,045)	676
Totals (a)	$ 4,360	$ 1,555

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments .

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Semiannual Report

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $118,167 and $15,381, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 304	$ 5
Class T	-%	.25%	246	3
Class B	.65%	.25%	37	27
Class C	.75%	.25%	304	24
			$ 891	$ 59

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	2
Class B*	3
Class C*	3
$ 13

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 203.17
Class T	157.16
Class B	10.25
Class C	58.19
Government Income	1,607.10
Institutional Class	233.15
	$ 2,268

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $70.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 1,403	$ 3,486
Class T	1,138	2,832
Class B	17	64
Class C	112	374
Government Income	23,576	54,450
Institutional Class	2,258	4,994
Total	$ 28,504	$ 66,200

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Class A	$ 646	$ 183
Class T	523	147
Class B	22	8
Class C	154	46
Government Income	8,467	2,266
Institutional Class	826	210
Total	$ 10,638	$ 2,860

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	3,172	4,076	$ 33,388	$ 42,098
Reinvestment of distributions	187	333	1,967	3,442
Shares redeemed	(4,094)	(9,464)	(43,044)	(97,492)
Net increase (decrease)	(735)	(5,055)	$ (7,689)	$ (51,952)
Class T
Shares sold	2,807	3,767	$ 29,638	$ 38,865
Reinvestment of distributions	154	282	1,623	2,910
Shares redeemed	(3,073)	(7,679)	(32,415)	(79,131)
Net increase (decrease)	(112)	(3,630)	$ (1,154)	$ (37,356)
Class B
Shares sold	26	28	$ 280	$ 284
Reinvestment of distributions	3	5	31	54
Shares redeemed	(138)	(468)	(1,451)	(4,813)
Net increase (decrease)	(109)	(435)	$ (1,140)	$ (4,475)
Class C
Shares sold	1,788	725	$ 18,974	$ 7,489
Reinvestment of distributions	20	31	214	321
Shares redeemed	(836)	(2,355)	(8,800)	(24,278)
Net increase (decrease)	972	(1,599)	$ 10,388	$ (16,468)
Government Income
Shares sold	72,172	58,390	$ 763,776	$ 600,976
Reinvestment of distributions	2,929	5,285	30,822	54,536
Shares redeemed	(37,943)	(96,607)	(399,678)	(993,763)
Net increase (decrease)	37,158	(32,932)	$ 394,920	$ (338,251)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Institutional Class
Shares sold	17,237	9,661	$ 182,815	$ 99,548
Reinvestment of distributions	283	488	2,982	5,040
Shares redeemed	(6,220)	(10,680)	(65,551)	(110,265)
Net increase (decrease)	11,300	(531)	$ 120,246	$ (5,677)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GOV-USAN-0415
1.789284.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and for the period (December 22, 2014 to February 28, 2015) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value February 28, 2015	Expenses Paid During Period
Class A	.76%
Actual		$ 1,000.00	$ 1,018.60	$ 3.80 C
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81 D
Class T	.78%
Actual		$ 1,000.00	$ 1,017.60	$ 3.90 C
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91 D
Class B	1.47%
Actual		$ 1,000.00	$ 1,014.10	$ 7.34 C
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35 D
Class C	1.54%
Actual		$ 1,000.00	$ 1,014.70	$ 7.69 C
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70 D
Total Bond	.45%
Actual		$ 1,000.00	$ 1,019.20	$ 2.25 C
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26 D
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,018.90	$ 2.55 C
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56 D
Class Z	.36%
Actual		$ 1,000.00	$ 1,016.80	$ .69 C
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and multiplied by 69/365 (to reflect the period December 22, 2014 to Febru-ary 28, 2015) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Shareholder Expense Example - continued

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
AAA 3.9%	AAA 3.9%
AA 2.1%	AA 2.0%
A 9.4%	A 7.8%
BBB 22.7%	BBB 22.5%
BB and Below 15.7%	BB and Below 10.1%
Not Rated 1.3%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.4	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.1	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Corporate Bonds 37.7%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
Asset-Backed Securities 1.1%	Asset-Backed Securities 1.0%
CMOs and Other Mortgage Related Securities 7.2%	CMOs and Other Mortgage Related Securities 6.4%
Municipal Bonds 1.5%	Municipal Bonds 1.8%
Stocks 0.3%	Stocks 0.1%
Other Investments 7.4%	Other Investments 5.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

* Foreign investments	10.2%	** Foreign investments	9.9%
* Futures and Swaps	(0.2)%	**Futures and Swaps	(0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.7%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		$ 3,045,000	$ 3,319,050
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(m)		1,160,000	1,270,200
6.875% 8/15/18 pay-in-kind (f)(m)		1,010,000	1,057,975
			5,647,225
Automobiles - 0.9%
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,577,267
General Motors Co.:
3.5% 10/2/18		9,215,000	9,491,450
6.25% 10/2/43		1,543,000	1,914,593
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,992,490
3% 9/25/17		6,726,000	6,877,335
3.15% 1/15/20		27,252,000	27,537,955
3.25% 5/15/18		4,810,000	4,912,213
3.5% 7/10/19		10,761,000	11,069,572
4% 1/15/25		18,085,000	18,551,249
4.25% 5/15/23		5,420,000	5,677,450
4.375% 9/25/21		25,963,000	27,585,688
4.75% 8/15/17		5,050,000	5,354,263
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (f)		33,222,000	33,706,011
			163,247,536
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,231,567
4.25% 6/15/23		8,466,000	9,095,633
			10,327,200
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (f)		5,650,000	4,844,875
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,312,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	139,550
6.75% 6/1/19		475,000	496,375
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,818,625
MCE Finance Ltd. 5% 2/15/21 (f)		7,845,000	7,570,425
NCL Corp. Ltd.:
5% 2/15/18		3,950,000	4,038,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd.: - continued
5.25% 11/15/19 (f)		$ 2,905,000	$ 2,984,888
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		3,530,000	3,556,475
11% 10/1/21 (f)		1,770,000	1,566,450
Royal Caribbean Cruises Ltd. 7.5% 10/15/27		1,885,000	2,229,013
Scientific Games Corp.:
6.625% 5/15/21 (f)		8,635,000	6,562,600
7% 1/1/22 (f)		7,445,000	7,668,350
10% 12/1/22 (f)		10,060,000	9,858,800
Speedway Motorsports, Inc. 5.125% 2/1/23 (f)		3,315,000	3,406,163
Times Square Hotel Trust 8.528% 8/1/26 (f)		760,610	981,629
Wynn Macau Ltd. 5.25% 10/15/21 (f)		9,820,000	9,648,150
			73,683,243
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	865,000
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,706,063
4.5% 6/15/19		1,860,000	1,915,800
4.5% 11/15/19		1,840,000	1,881,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,048,731
8.25% 2/15/21		1,815,000	1,910,288
Standard Pacific Corp.:
5.875% 11/15/24		4,810,000	4,906,200
8.375% 5/15/18		300,000	343,500
Toll Brothers Finance Corp. 4.375% 4/15/23		2,615,000	2,641,150
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,964,675
7% 8/15/22		10,230,000	10,357,875
			35,540,682
Internet & Catalog Retail - 0.0%
Netflix, Inc.:
5.5% 2/15/22 (f)		2,645,000	2,729,111
5.875% 2/15/25 (f)		2,645,000	2,734,269
			5,463,380
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 1.8%
Altice SA:
7.625% 2/15/25 (f)		$ 3,805,000	$ 3,928,663
7.75% 5/15/22 (f)		13,575,000	14,016,188
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	704,865
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		1,200,000	1,237,500
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,692,988
9% 12/15/19		6,930,000	6,843,375
10% 1/15/18		4,260,000	3,786,075
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,381,700
Columbus International, Inc. 7.375% 3/30/21 (f)		11,476,000	12,049,800
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,765,584
4.75% 3/1/44		12,000,000	13,848,840
4.95% 6/15/16		2,344,000	2,471,786
6.45% 3/15/37		2,196,000	2,994,804
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,841,229
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,807,966
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,774,015
6.35% 6/1/40		6,392,000	7,805,687
iHeartCommunications, Inc. 10.625% 3/15/23 (f)		2,695,000	2,762,375
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21		8,111,000	9,124,875
MDC Partners, Inc. 6.75% 4/1/20 (f)		1,885,000	1,983,963
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(m)		9,650,000	9,686,188
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,364,764
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	6,017,171
News America, Inc.:
6.15% 3/1/37		4,759,000	6,131,343
6.15% 2/15/41		11,572,000	15,073,595
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		850,000	862,750
Numericable Group SA:
4.875% 5/15/19 (f)		2,352,000	2,352,000
6% 5/15/22 (f)		5,000,000	5,087,500
6.25% 5/15/24 (f)		2,360,000	2,422,540
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		$ 1,460,000	$ 1,547,600
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,293,200
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,690,948
3.85% 9/29/24		11,394,000	11,749,254
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,485,813
5.85% 5/1/17		3,419,000	3,726,990
6.55% 5/1/37		12,610,000	15,228,832
6.75% 7/1/18		13,763,000	15,810,948
8.25% 4/1/19		24,391,000	29,788,631
Time Warner, Inc.:
5.875% 11/15/16		368,000	397,676
6.2% 3/15/40		11,792,000	14,951,183
6.5% 11/15/36		9,243,000	12,046,060
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,924,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (f)		965,000	986,713
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,506,465
VTR Finance BV 6.875% 1/15/24 (f)		980,000	1,026,550
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(m)		215,000	220,375
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,267,000
			336,468,367
Multiline Retail - 0.1%
Family Tree Escrow LLC:
5.25% 3/1/20 (f)		450,000	470,250
5.75% 3/1/23 (f)		2,240,000	2,357,600
JC Penney Corp., Inc.:
5.65% 6/1/20		6,480,000	5,556,600
5.75% 2/15/18		4,130,000	3,902,850
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		6,040,000	5,889,000
			24,935,075
Specialty Retail - 0.0%
DPL, Inc. 7.75% 10/15/20 (f)		600,000	546,000
Hot Topic, Inc. 9.25% 6/15/21 (f)		4,395,000	4,801,538
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		$ 950,000	$ 991,420
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		2,465,000	2,594,413
			8,933,371
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (f)		1,600,000	1,536,000
TOTAL CONSUMER DISCRETIONARY			665,782,079
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,448,500
4.25% 5/1/23		5,205,000	5,400,188
6% 5/1/22		23,545,000	26,959,025
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,340,224
2.75% 4/1/23 (f)		7,651,000	7,536,740
7.25% 3/10/15	GBP	4,000,000	6,182,810
PepsiCo, Inc. 4.25% 10/22/44		25,543,000	26,725,871
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,676,550
The Coca-Cola Co. 1.625% 3/9/35 (h)	EUR	3,600,000	4,028,581
			97,298,489
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 12/5/18		8,524,000	8,719,720
4% 12/5/23		8,525,000	9,247,792
DS Services of America, Inc. 10% 9/1/21 (f)		745,000	869,788
ESAL GmbH 6.25% 2/5/23 (f)		14,310,000	13,844,925
Minerva Luxmbourg SA:
7.75% 1/31/23 (f)		6,850,000	6,747,250
7.75% 1/31/23 (Reg. S)		680,000	669,800
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,105,900
7.75% 11/15/22		1,300,000	1,374,750
Tesco PLC 5% 3/24/23	GBP	2,500,000	4,026,264
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,793,838
2.7% 11/18/19		8,473,000	8,623,336
3.3% 11/18/21		10,050,000	10,340,385
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.: - continued
3.8% 11/18/24		$ 7,676,000	$ 7,992,420
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,212,927
			80,569,095
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,604,171
3.2% 1/25/23		3,879,000	3,825,850
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,205,000
H.J. Heinz Co. 4.875% 2/15/25 (f)		3,320,000	3,336,600
JBS Investments GmbH:
7.25% 4/3/24 (f)		11,050,000	11,271,000
7.75% 10/28/20 (f)		6,470,000	6,809,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		6,410,000	6,401,988
7.25% 6/1/21 (f)		2,730,000	2,871,673
8.25% 2/1/20 (f)		1,510,000	1,600,600
Kraft Foods Group, Inc. 5% 6/4/42		27,795,000	30,101,485
Post Holdings, Inc.:
6% 12/15/22 (f)		7,870,000	7,742,113
6.75% 12/1/21 (f)		5,030,000	5,143,175
			85,913,330
Personal Products - 0.0%
Prestige Brands, Inc. 5.375% 12/15/21 (f)		2,335,000	2,367,106
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,560,737
4% 1/31/24		6,408,000	6,864,442
4.25% 8/9/42		9,573,000	9,650,541
4.75% 5/5/21		7,000,000	7,800,541
5.375% 1/31/44		10,973,000	12,995,697
9.7% 11/10/18		7,983,000	10,269,148
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,271,265
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,348,431
4.75% 11/1/42		31,385,000	31,869,679
6.15% 9/15/43		4,511,000	5,455,955
6.75% 6/15/17		3,719,000	4,133,103
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
7.25% 6/15/37		$ 5,056,000	$ 6,639,261
Vector Group Ltd. 7.75% 2/15/21		5,430,000	5,796,525
			122,655,325
TOTAL CONSUMER STAPLES			388,803,345
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 2/15/19		565,000	446,350
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	10,711,759
5.35% 3/15/20 (f)		8,816,000	8,688,900
5.85% 5/21/43 (f)(m)		6,758,000	5,423,295
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,037,346
5% 10/1/21		7,366,000	7,978,159
6.5% 4/1/20		738,000	848,317
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,919,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,953,200
6% 10/1/22		995,000	910,425
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,765,200
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,824,700
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	756,500
5.875% 4/1/20		585,000	535,275
Offshore Group Investment Ltd.:
7.125% 4/1/23		621,000	405,203
7.5% 11/1/19		3,400,000	2,176,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,270,940
Transocean, Inc.:
2.5% 10/15/17		1,000,000	915,000
5.05% 12/15/16		7,572,000	7,581,465
			73,147,034
Oil, Gas & Consumable Fuels - 5.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,585,300
4.875% 3/15/24		190,000	195,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Afren PLC:
6.625% 12/9/20 (f)		$ 780,000	$ 299,520
10.25% 4/8/19 (Reg. S)		2,075,000	817,550
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (f)(m)		4,733,000	3,810,065
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,146,949
Antero Resources Corp. 5.125% 12/1/22 (f)		2,820,000	2,777,700
Approach Resources, Inc. 7% 6/15/21		1,715,000	1,564,938
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,937,335
2.315% 2/13/20		37,777,000	37,920,893
3.535% 11/4/24		15,450,000	15,871,646
3.814% 2/10/24		11,032,000	11,555,303
4.5% 10/1/20		5,954,000	6,575,538
4.742% 3/11/21		8,800,000	9,790,572
California Resources Corp.:
5% 1/15/20 (f)		4,620,000	4,238,850
5.5% 9/15/21 (f)		3,970,000	3,622,625
6% 11/15/24 (f)		975,000	868,969
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,988,292
3.9% 2/1/25		24,997,000	25,368,280
Cenovus Energy, Inc. 5.7% 10/15/19		3,980,000	4,420,996
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	939,375
6.125% 2/15/21		6,750,000	7,171,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,968,464
6.125% 7/15/22		1,240,000	1,328,350
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,354,340
CONSOL Energy, Inc. 5.875% 4/15/22		4,935,000	4,737,600
Consolidated Energy Finance SA 6.75% 10/15/19 (f)		6,425,000	6,360,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	683,400
7.75% 4/1/19		800,000	833,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,754,141
2.7% 4/1/19		5,789,000	5,470,287
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
3.875% 3/15/23		$ 5,532,000	$ 5,015,289
Denbury Resources, Inc. 5.5% 5/1/22		6,190,000	5,787,650
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	68,040
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,550,187
6.45% 11/3/36 (f)		13,741,000	12,716,306
EDC Finance Ltd. 4.875% 4/17/20 (f)		3,670,000	2,899,300
El Paso Corp. 6.5% 9/15/20		13,131,000	15,149,721
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,247,249
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)		9,045,000	9,343,259
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	3,931,239
3.9% 5/15/24 (f)		4,249,000	4,168,558
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,900,700
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	4,592,950
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,003,663
3.75% 2/15/25		9,982,000	10,378,335
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		6,075,000	6,287,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,885,000	1,932,125
9.375% 5/1/20		12,080,000	12,895,400
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	958,389
6.875% 5/16/17 (Reg. S)		200,000	201,766
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,935,000	1,993,050
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	234,720
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		1,305,000	1,229,963
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	731,250
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		6,555,000	5,309,550
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (f)		665,000	565,250
9.125% 7/2/18 (f)		510,000	562,530
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		1,565,000	1,306,775
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,480,739
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		1,145,000	1,070,575
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19		$ 2,620,000	$ 2,233,550
6.5% 5/15/19		2,030,000	1,776,250
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,443,278
Motiva Enterprises LLC 5.75% 1/15/20 (f)		4,187,000	4,589,475
MPLX LP 4% 2/15/25		2,532,000	2,568,856
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,299,552
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,133,735
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		5,260,000	5,430,950
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,430,000	1,211,925
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		4,876,000	3,498,530
Pan American Energy LLC 7.875% 5/7/21 (f)		583,000	603,405
Peabody Energy Corp.:
6% 11/15/18		4,320,000	3,931,200
6.25% 11/15/21		2,270,000	1,889,775
7.375% 11/1/16		4,630,000	4,861,500
7.875% 11/1/26		1,790,000	1,432,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,050,000	1,208,183
Petro-Canada 6.05% 5/15/18		3,850,000	4,328,848
Petrobras Global Finance BV:
1.8806% 5/20/16 (m)		1,285,000	1,220,750
2.3933% 1/15/19 (m)		1,800,000	1,534,500
3% 1/15/19		1,893,000	1,638,940
3.25% 3/17/17		26,728,000	24,900,072
4.375% 5/20/23		20,096,000	16,541,018
4.875% 3/17/20		26,750,000	23,740,625
5.625% 5/20/43		18,504,000	14,770,448
6.25% 3/17/24		1,200,000	1,106,400
7.25% 3/17/44		640,000	578,522
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	4,692,500
3.875% 1/27/16		10,192,000	10,015,475
5.375% 1/27/21		44,755,000	40,269,654
5.75% 1/20/20		11,270,000	10,396,237
6.875% 1/20/40		2,325,000	2,009,265
7.875% 3/15/19		14,017,000	14,191,091
Petroleos de Venezuela SA:
5.375% 4/12/27		1,775,000	573,325
5.5% 4/12/37		655,000	204,966
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 12,035,000	$ 7,932,269
9.75% 5/17/35 (f)		3,220,000	1,228,430
12.75% 2/17/22 (f)		1,595,000	849,338
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,816,422
3.5% 7/18/18		14,963,000	15,462,764
3.5% 7/23/20 (f)		13,960,000	14,211,280
3.5% 1/30/23		11,489,000	11,255,773
4.5% 1/23/26 (f)		46,043,000	46,860,263
4.875% 1/24/22		14,642,000	15,557,125
4.875% 1/18/24		13,072,000	13,902,072
5.5% 1/21/21		12,069,000	13,245,728
5.5% 6/27/44		22,304,000	22,638,560
5.5% 6/27/44 (f)		640,000	649,600
5.625% 1/23/46 (f)		36,355,000	37,282,053
6% 3/5/20		6,145,000	6,959,213
6.375% 1/23/45		14,002,000	15,663,337
6.5% 6/2/41		24,867,000	28,034,558
6.625% (f)(g)		5,520,000	5,580,720
8% 5/3/19		8,600,000	10,328,600
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,779,121
4.875% 11/15/44		34,230,000	36,946,390
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,323,376
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,411,359
6.125% 1/15/17		6,185,000	6,701,948
PT Pertamina Persero:
4.3% 5/20/23 (Reg S.)		200,000	201,548
4.875% 5/3/22 (f)		845,000	883,025
5.25% 5/23/21 (f)		815,000	871,031
6% 5/3/42 (f)		1,095,000	1,122,375
6.5% 5/27/41 (f)		1,500,000	1,635,000
Rice Energy, Inc. 6.25% 5/1/22		7,785,000	7,590,375
Rosetta Resources, Inc.:
5.625% 5/1/21		6,305,000	6,005,513
5.875% 6/1/24		535,000	505,575
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (f)		3,030,000	3,045,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC: - continued
5.75% 5/15/24		$ 1,595,000	$ 1,630,888
SemGroup Corp. 7.5% 6/15/21		5,230,000	5,491,500
Sibur Securities Ltd. 3.914% 1/31/18 (f)		1,570,000	1,348,818
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,878,282
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,492,347
4.05% 1/23/20		11,618,000	11,900,759
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	339,524
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,821,736
2.95% 9/25/18		1,960,000	2,022,367
4.6% 6/15/21		2,694,000	2,956,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/18 (f)		3,280,000	3,411,200
Teine Energy Ltd. 6.875% 9/30/22 (f)		6,310,000	5,615,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		745,000	787,838
6.125% 10/15/21		505,000	535,300
6.25% 10/15/22 (f)		800,000	848,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	10,078,244
4.55% 6/24/24		53,471,000	52,242,023
Total SA 2.625% (Reg. S) (g)(m)	EUR	2,150,000	2,449,746
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,654,229
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,320,972
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,064,575
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,509,436
4.3% 3/4/24		8,588,000	8,834,089
YPF SA:
8.75% 4/4/24 (f)		3,415,000	3,481,593
8.875% 12/19/18 (f)		2,725,000	2,833,183
Zhaikmunai International BV 7.125% 11/13/19 (f)		2,415,000	2,053,233
			1,092,377,490
TOTAL ENERGY			1,165,524,524
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - 15.5%
Banks - 5.9%
Banco Daycoval SA 5.75% 3/19/19 (f)		$ 150,000	$ 152,625
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		378,225	400,919
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	2,000,000	2,302,215
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)		12,355,000	12,326,584
5.75% 9/26/23 (f)		10,860,000	11,050,050
6.5% 6/10/19 (Reg. S)		1,000,000	1,072,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (f)		8,770,000	8,826,900
1.375% 9/27/17 (Reg. S)		2,720,000	2,736,168
Bank of America Corp.:
2.6% 1/15/19		8,068,000	8,194,894
2.65% 4/1/19		6,430,000	6,541,368
3.3% 1/11/23		31,429,000	31,865,329
3.875% 3/22/17		25,777,000	27,042,032
4.1% 7/24/23		11,481,000	12,341,444
4.2% 8/26/24		16,813,000	17,412,921
4.25% 10/22/26		14,724,000	15,064,389
5.65% 5/1/18		8,780,000	9,752,253
5.75% 12/1/17		21,955,000	24,278,585
5.875% 1/5/21		6,530,000	7,629,587
6.5% 8/1/16		9,000,000	9,649,332
Bank of America NA 5.3% 3/15/17		3,467,000	3,721,062
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		1,265,000	1,287,138
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,342,474
4.25% 1/12/22	GBP	4,000,000	7,079,985
6.75% 1/16/23 (m)	GBP	2,250,000	3,836,018
Barclays PLC 2.75% 11/8/19		12,249,000	12,390,255
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,206,188
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,615,000	899,071
BPCE SA 5.7% 10/22/23 (f)		6,050,000	6,713,969
Capital One NA:
1.65% 2/5/18		18,801,000	18,770,166
2.95% 7/23/21		18,827,000	19,062,168
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,147,142
1.85% 11/24/17		33,365,000	33,423,355
2.4% 2/18/20		37,777,000	37,622,643
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
2.5% 7/29/19		$ 46,387,000	$ 46,932,279
3.375% 3/1/23		5,193,000	5,301,118
3.953% 6/15/16		11,847,000	12,259,027
4.05% 7/30/22		5,303,000	5,525,413
4.75% 5/19/15		12,211,000	12,318,274
5.3% 5/6/44		28,968,000	32,406,183
5.5% 9/13/25		4,478,000	5,071,313
6.125% 5/15/18		3,779,000	4,260,883
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	14,030,743
Credit Suisse AG 6% 2/15/18		18,058,000	20,053,319
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,506,038
Development Bank of Philippines 8.375% (g)(m)		1,930,000	2,044,700
Discover Bank:
4.2% 8/8/23		7,852,000	8,392,477
7% 4/15/20		2,030,000	2,420,395
8.7% 11/18/19		2,958,000	3,634,947
Fifth Third Bancorp:
4.5% 6/1/18		798,000	860,026
8.25% 3/1/38		4,667,000	7,033,365
Finansbank A/S 5.5% 5/11/16 (Reg. S)		1,300,000	1,320,150
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		2,000,000	1,982,160
7.75% 7/5/17 (Reg. S)		350,000	346,878
GTB Finance BV:
6% 11/8/18 (f)		2,325,000	2,011,125
7.5% 5/19/16 (f)		1,045,000	1,029,325
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,791,849
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,529,582
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,141,187
HSBK BV:
7.25% 5/3/17 (f)		2,035,000	1,984,125
7.25% 5/3/17 (Reg. S)		250,000	243,750
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,443,640
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)		4,170,000	4,294,141
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		650,000	640,055
6.2% 12/21/21 (Reg. S)		980,000	1,040,025
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,536,008
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2% 8/15/17		$ 11,000,000	$ 11,149,765
2.2% 10/22/19		7,268,000	7,260,587
2.35% 1/28/19		6,857,000	6,954,801
3.25% 9/23/22		18,423,000	18,839,636
3.875% 9/10/24		39,644,000	40,422,410
4.125% 12/15/26		50,896,000	52,237,517
4.25% 10/15/20		6,995,000	7,643,639
4.35% 8/15/21		20,267,000	22,166,788
4.5% 1/24/22		22,046,000	24,374,631
4.625% 5/10/21		6,879,000	7,644,213
4.95% 3/25/20		22,079,000	24,730,909
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,540,404
KeyBank NA:
5.45% 3/3/16		3,939,000	4,114,605
6.95% 2/1/28		1,977,000	2,618,817
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,571,804
5% 1/17/17		14,669,000	15,523,616
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,200,000	1,116,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,000,000	931,000
Regions Bank:
6.45% 6/26/37		24,618,000	30,768,635
7.5% 5/15/18		24,647,000	28,502,407
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,051,165
5.75% 6/15/15		2,005,000	2,030,824
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		50,093,000	53,058,556
6% 12/19/23		15,025,000	16,820,112
6.1% 6/10/23		16,183,000	18,143,587
6.125% 12/15/22		24,107,000	27,193,781
SB Capital SA 5.5% 2/26/24 (f)(m)		2,285,000	1,588,646
Wachovia Bank NA 6% 11/15/17		2,243,000	2,514,055
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,237,404
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,191,998
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16		$ 4,301,000	$ 4,461,298
4.48% 1/16/24		4,804,000	5,240,741
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,040,000
Zenith Bank PLC 6.25% 4/22/19 (f)		2,495,000	2,208,075
			1,131,418,855
Capital Markets - 2.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,936,001
4.25% 2/15/24		12,758,000	13,478,853
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)(h)		4,740,000	4,905,900
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,822,446
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,897,718
2.55% 10/23/19		33,080,000	33,327,835
2.625% 1/31/19		50,400,000	51,266,981
2.9% 7/19/18		17,494,000	18,006,487
5.25% 7/27/21		17,105,000	19,416,895
5.625% 1/15/17		3,200,000	3,437,568
5.95% 1/18/18		4,975,000	5,546,936
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,808,643
6.85% 6/15/17		7,271,000	8,093,328
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,023,880
2.125% 4/25/18		12,586,000	12,678,495
2.375% 7/23/19		46,739,000	47,023,968
3.7% 10/23/24		24,714,000	25,515,129
4.3% 1/27/45		14,313,000	14,703,602
4.875% 11/1/22		26,240,000	28,508,186
5% 11/24/25		3,189,000	3,514,664
5.45% 1/9/17		13,970,000	14,982,825
5.625% 9/23/19		12,714,000	14,432,246
5.75% 1/25/21		19,879,000	23,109,894
6.625% 4/1/18		16,118,000	18,333,967
MU Finance PLC 8.375% 2/1/17 (f)		806,170	826,324
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (m)		7,915,000	8,093,088
			495,691,859
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - 1.4%
Capital One Financial Corp. 2.45% 4/24/19		$ 10,550,000	$ 10,662,801
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		840,000	865,200
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,631,594
3.95% 11/6/24		9,738,000	9,927,268
5.2% 4/27/22		12,545,000	13,871,696
6.45% 6/12/17		10,366,000	11,387,507
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,239,366
1.7% 5/9/16		19,473,000	19,582,867
2.875% 10/1/18		13,000,000	13,396,981
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,294,751
4.625% 1/7/21		19,476,000	21,939,675
4.65% 10/17/21		5,377,000	6,097,695
5.625% 9/15/17		5,858,000	6,495,702
5.625% 5/1/18		25,000,000	28,109,000
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,549,430
1.625% 10/2/15 (f)		9,515,000	9,559,083
1.875% 8/9/16 (f)		2,974,000	3,005,971
2.125% 10/2/17 (f)		5,048,000	5,092,079
2.875% 8/9/18 (f)		5,276,000	5,400,930
Navient Corp.:
5% 10/26/20		915,000	926,438
5.875% 10/25/24		7,685,000	7,464,056
SLM Corp.:
4.875% 6/17/19		2,160,000	2,257,200
5.5% 1/15/19		2,025,000	2,131,313
5.5% 1/25/23		5,000,000	4,912,500
6.125% 3/25/24		4,030,000	4,050,150
8% 3/25/20		950,000	1,105,563
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,345,293
3% 8/15/19		4,907,000	4,990,944
3.75% 8/15/21		7,409,000	7,688,549
4.25% 8/15/24		7,458,000	7,817,498
			270,799,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)		$ 3,415,000	$ 3,500,375
4.5% 5/15/21 (f)		4,575,000	4,838,063
5% 10/1/21 (f)		7,495,000	8,141,444
Brixmor Operating Partnership LP 3.85% 2/1/25		14,325,000	14,487,446
City of Buenos Aires 9.95% 3/1/17 (f)		1,018,000	1,053,630
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,325,000	2,391,960
5.875% 2/1/22		18,611,000	19,518,286
6% 8/1/20		4,745,000	5,077,150
ILFC E-Capital Trust I 4.37% 12/21/65 (f)(m)		10,340,000	9,797,150
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(m)		4,765,000	4,586,313
ING U.S., Inc. 5.5% 7/15/22		25,716,000	29,715,635
KfW 1.75% 10/15/19		6,010,000	6,061,987
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,152,595
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	632,775
7.75% 1/27/18		2,350,000	2,013,339
			112,968,148
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,563,711
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,538,060
3.875% 1/15/35		19,041,000	19,198,888
4.875% 6/1/22		3,590,000	4,103,112
5.6% 10/18/16		10,702,000	11,466,818
Aon Corp.:
3.125% 5/27/16		11,274,000	11,556,820
3.5% 9/30/15		4,451,000	4,522,666
5% 9/30/20		3,854,000	4,351,548
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		4,900,000	5,228,472
Assicurazioni Generali SpA 7.75% 12/12/42 (m)	EUR	2,000,000	2,920,721
Aviva PLC 6.625% 6/3/41 (m)	GBP	3,300,000	5,854,570
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,409,377
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)		1,859,000	1,924,065
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 17,011,704
5.375% 3/15/17		194,000	209,357
Liberty Mutual Group, Inc. 5% 6/1/21 (f)		12,644,000	14,025,231
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,986,538
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,673,357
MetLife, Inc.:
1.903% 12/15/17		2,987,000	3,008,683
3.048% 12/15/22		12,433,000	12,745,305
4.368% 9/15/23		9,625,000	10,690,064
4.75% 2/8/21		4,032,000	4,556,612
6.75% 6/1/16		7,610,000	8,163,582
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	8,018,096
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	11,333,109
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	17,508,051
6% 2/10/20 (f)		12,654,000	14,312,408
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,647,748
4.5% 11/16/21		6,390,000	7,072,938
6.2% 11/15/40		4,318,000	5,530,624
7.375% 6/15/19		3,230,000	3,899,870
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,642,285
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)		18,083,000	20,785,486
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)		4,172,000	4,258,043
4.125% 11/1/24 (f)		6,048,000	6,388,787
Unum Group:
5.625% 9/15/20		8,386,000	9,498,671
5.75% 8/15/42		16,937,000	20,453,020
7.125% 9/30/16		587,000	638,283
			314,696,680
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,878,339
4.6% 4/1/22		4,025,000	4,238,462
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,528,109
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20		$ 5,005,000	$ 5,260,405
4.2% 12/15/23		12,000,000	12,840,096
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,371,022
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,728,904
4.25% 1/15/24		9,191,000	9,760,612
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,355,776
DDR Corp.:
3.625% 2/1/25		7,690,000	7,693,468
4.625% 7/15/22		8,808,000	9,465,086
4.75% 4/15/18		11,273,000	12,096,865
7.5% 4/1/17		5,574,000	6,208,851
7.875% 9/1/20		323,000	401,568
9.625% 3/15/16		3,691,000	4,004,705
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,406,076
3.75% 12/1/24		5,408,000	5,541,058
3.875% 10/15/22		11,543,000	12,012,846
4.375% 6/15/22		7,323,000	7,840,202
5.95% 2/15/17		1,109,000	1,200,296
6.5% 1/15/18		3,795,000	4,267,622
6.75% 3/15/20		10,379,000	12,277,838
8.25% 8/15/19		75,000	92,462
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,288,711
5.375% 10/15/15		1,403,000	1,438,889
6% 9/15/17		1,212,000	1,325,755
6.25% 1/15/17		1,027,000	1,106,893
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,901,457
6.2% 1/15/17		620,000	674,755
HCP, Inc. 3.75% 2/1/16		6,084,000	6,242,792
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,192,811
4.7% 9/15/17		1,538,000	1,653,521
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	664,973
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,403,236
6.25% 6/15/17		1,232,000	1,321,969
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18		$ 867,000	$ 950,265
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,771,561
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)		4,655,000	4,748,961
4.95% 4/1/24		3,875,000	4,142,349
5.875% 3/15/24		290,000	311,025
6.75% 10/15/22		345,000	363,975
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,451,427
5% 12/15/23		2,030,000	2,221,001
Senior Housing Properties Trust 6.75% 4/15/20		250,000	284,104
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,973,035
The GEO Group, Inc. 5.875% 1/15/22		2,630,000	2,774,650
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,711,371
WP Carey, Inc. 4% 2/1/25		19,760,000	19,616,977
			248,007,131
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,574,358
3.85% 4/15/16		16,284,000	16,760,502
4.25% 7/15/22		5,809,000	6,113,653
6.125% 4/15/20		3,429,000	3,932,861
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,945,457
4.1% 10/1/24		15,881,000	16,178,324
4.55% 10/1/29		15,881,000	16,493,673
4.95% 4/15/18		12,690,000	13,648,082
5.7% 5/1/17		7,049,000	7,625,615
6% 4/1/16		2,699,000	2,831,151
CBRE Group, Inc.:
5% 3/15/23		12,115,000	12,720,750
5.25% 3/15/25		3,480,000	3,793,200
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,151,916
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	414,765
Deutsche Annington Finance BV 5% 10/2/23 (f)		3,750,000	4,104,915
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,001,577
5.25% 3/15/21		5,708,000	6,294,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
2.375% 7/1/19		$ 8,777,000	$ 8,834,200
4.625% 12/15/21		17,159,000	19,058,621
4.75% 7/15/20		7,700,000	8,530,630
5.375% 8/1/16		2,768,000	2,932,619
5.75% 6/15/17		14,407,000	15,804,753
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,218,203
5.5% 3/15/17		3,597,000	3,888,440
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	159,320
5.875% 6/15/19		150,000	156,179
6% 11/1/20		105,000	111,082
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,139,294
Hunt Companies, Inc. 9.625% 3/1/21 (f)		870,000	885,225
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	65,325
11.5% 7/20/20 (Reg. S)		5,000	5,500
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,534,260
4.125% 6/15/22		6,280,000	6,573,176
4.4% 2/15/24		13,017,000	13,900,958
4.75% 10/1/20		11,282,000	12,257,002
5.125% 3/2/15		1,405,000	1,405,000
5.5% 12/15/16		1,891,000	2,024,342
6.625% 10/1/17		4,835,000	5,397,731
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,259,671
3.15% 5/15/23		14,735,000	13,407,789
4.5% 4/18/22		4,072,000	4,117,826
5.8% 1/15/16		10,000,000	10,370,650
7.75% 8/15/19		700,000	812,976
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,372,147
6.05% 9/1/16		2,000,000	2,140,110
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,576,052
Prime Property Funding, Inc. 5.7% 4/15/17 (f)		4,546,000	4,830,530
Realogy Corp. 7.625% 1/15/20 (f)		981,000	1,057,028
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		235,000	239,113
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 6% 3/31/16		$ 7,123,000	$ 7,452,104
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,575,281
5.875% 6/15/17		2,874,000	3,149,231
Tanger Properties LP:
3.75% 12/1/24		10,161,000	10,431,384
3.875% 12/1/23		4,812,000	4,988,827
6.125% 6/1/20		14,318,000	16,596,209
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,707,360
3.5% 2/1/25		4,631,000	4,669,118
3.75% 5/1/24		20,000,000	20,528,420
4.375% 2/1/45		2,766,000	2,791,082
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,105,392
4% 4/30/19		3,747,000	3,999,109
4.25% 3/1/22		300,000	319,367
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,436,714
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		570,000	563,588
5.875% 6/15/24 (f)		415,000	415,519
			412,379,958
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		834	12,304
TOTAL FINANCIALS			2,985,974,035
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,853,276
2.2% 5/22/19		14,136,000	14,217,833
			29,071,109
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		440,000	470,800
7.75% 2/15/19		435,000	453,270
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.:
2.675% 12/15/19		$ 4,539,000	$ 4,641,845
4.685% 12/15/44		4,214,000	4,601,515
			10,167,430
Health Care Providers & Services - 0.9%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,887,213
Community Health Systems, Inc.:
5.125% 8/1/21		635,000	661,988
6.875% 2/1/22		7,110,000	7,603,256
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,913,826
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,604,361
HCA Holdings, Inc.:
3.75% 3/15/19		19,477,000	19,890,886
4.25% 10/15/19		7,590,000	7,855,650
4.75% 5/1/23		595,000	627,666
5% 3/15/24		2,370,000	2,559,600
5.875% 3/15/22		715,000	803,660
6.5% 2/15/20		30,303,000	34,469,663
HealthSouth Corp. 5.75% 11/1/24		1,155,000	1,206,975
Kindred Escrow Corp. II:
8% 1/15/20 (f)		1,810,000	1,963,850
8.75% 1/15/23 (f)		3,665,000	3,994,850
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,188,457
4.125% 9/15/20		7,486,000	8,016,039
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	529,375
5.5% 2/1/21		5,400,000	5,764,500
Tenet Healthcare Corp.:
5% 3/1/19 (f)		2,285,000	2,296,425
6% 10/1/20		860,000	935,250
8.125% 4/1/22		16,575,000	18,771,188
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,423,958
2.875% 3/15/23		16,114,000	16,469,555
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,604,036
			181,042,227
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		$ 3,107,000	$ 3,107,767
2.4% 2/1/19		1,959,000	1,981,436
4.15% 2/1/24		3,010,000	3,231,479
			8,320,682
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,612,371
2.9% 11/6/22		13,855,000	13,860,279
Bayer U.S. Finance LLC:
2.375% 10/8/19 (f)		10,323,000	10,486,103
3% 10/8/21 (f)		7,536,000	7,789,142
3.375% 10/8/24 (f)		5,201,000	5,420,227
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		2,060,000	2,181,025
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,622,605
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,948,777
2.3% 11/8/18		3,161,000	3,191,450
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,783,858
3.9% 12/15/24		5,449,000	5,651,490
4.9% 12/15/44		2,390,000	2,569,030
Valeant Pharmaceuticals International 5.5% 3/1/23 (f)		3,410,000	3,444,100
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,748,447
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,004,425
3.25% 2/1/23		4,892,000	4,871,933
			90,185,262
TOTAL HEALTH CARE			318,786,710
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (f)		9,122,000	9,586,894
6.375% 6/1/19 (f)		8,071,000	9,338,421
Bombardier, Inc. 5.5% 9/15/18 (f)(h)(i)		2,010,000	2,010,000
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		6,075,000	5,892,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm, Inc.:
5.5% 10/15/20		$ 4,530,000	$ 4,484,700
6% 7/15/22		2,885,000	2,921,063
Triumph Group, Inc.:
4.875% 4/1/21		965,000	940,875
5.25% 6/1/22		45,000	44,325
			35,219,028
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		1,165,000	1,238,541
Airlines - 0.3%
Air Canada 6.625% 5/15/18 (f)		1,465,000	1,533,049
Allegiant Travel Co. 5.5% 7/15/19		6,225,000	6,474,000
American Airlines Group, Inc.:
4.625% 3/1/20 (f)		2,670,000	2,673,338
5.5% 10/1/19 (f)		8,970,000	9,384,863
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (f)		214,707	226,247
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		252,453	282,748
6.125% 4/29/18		240,000	254,400
6.648% 3/15/19		1,549,857	1,597,282
6.9% 7/2/19		403,289	421,920
9.25% 5/10/17		1,505,636	1,663,728
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,571,813
6.75% 5/23/17		1,515,000	1,571,813
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,566,950
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 5/15/23		331,367	344,621
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,486,273
8.36% 1/20/19		1,017,897	1,112,053
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		653,446	707,355
12% 1/15/16 (f)		202,793	219,524
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,756,000
6% 7/15/26		15,845,000	15,686,550
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.: - continued
6% 7/15/28		$ 3,725,000	$ 3,641,188
6.375% 6/1/18		140,000	149,975
			57,049,490
Building Products - 0.1%
Building Materials Corp. of America 5.375% 11/15/24 (f)		3,095,000	3,187,850
HD Supply, Inc.:
5.25% 12/15/21 (f)		2,110,000	2,191,763
7.5% 7/15/20		8,600,000	9,202,000
USG Corp. 5.5% 3/1/25 (f)		1,425,000	1,457,063
			16,038,676
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		1,950,000	2,028,000
ADT Corp.:
3.5% 7/15/22		6,296,000	5,776,580
4.125% 4/15/19		3,395,000	3,441,681
4.125% 6/15/23		5,040,000	4,800,600
5.25% 3/15/20		2,035,000	2,131,663
6.25% 10/15/21		2,065,000	2,235,363
APX Group, Inc.:
6.375% 12/1/19		7,740,000	7,759,350
8.75% 12/1/20		10,170,000	9,330,975
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		6,560,000	6,232,000
Cenveo Corp. 6% 8/1/19 (f)		325,000	306,313
Garda World Security Corp.:
7.25% 11/15/21 (f)		8,485,000	8,294,088
7.25% 11/15/21 (f)		400,000	391,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,360,000
7% 2/15/22		660,000	722,700
Tervita Corp. 9.75% 11/1/19 (f)		1,865,000	1,230,900
			59,646,213
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (f)		4,340,000	4,133,850
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,189,113
Odebrecht Finance Ltd. 4.375% 4/25/25 (f)		650,000	524,875
			5,847,838
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,669,378
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,390,250
Schaeffler Finance BV:
4.25% 5/15/21 (f)		1,345,000	1,358,450
4.75% 5/15/21 (f)		1,540,000	1,582,350
			4,331,050
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		3,210,000	3,210,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		6,910,000	6,478,125
8.125% 2/15/19		2,885,000	2,481,100
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	854,025
			13,023,250
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,385,281
IHS, Inc. 5% 11/1/22 (f)		2,895,000	2,942,044
			6,327,325
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,723,094
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	697,970
			2,421,064
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,243,734
3.75% 2/1/22		16,396,000	16,648,646
3.875% 4/1/21		14,814,000	15,258,420
4.25% 9/15/24		12,030,000	12,390,900
4.75% 3/1/20		11,796,000	12,710,190
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,669,500
5.5% 2/15/22		1,380,000	1,480,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
6.25% 12/1/19		$ 830,000	$ 918,146
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,831,225
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,544,000
6.75% 12/15/20		2,795,000	2,829,938
International Lease Finance Corp.:
4.625% 4/15/21		955,000	1,007,525
5.875% 8/15/22		1,810,000	2,068,106
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,611,591
			84,211,971
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,708,560	1,776,902
10.75% 12/1/20 (Reg. S)		95,760	99,590
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,277,559
			6,154,051
TOTAL INDUSTRIALS			311,177,875
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		5,575,000	5,965,250
8.875% 1/1/20 (f)		1,970,000	2,176,850
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		1,595,000	1,595,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,570,000
Lucent Technologies, Inc.:
6.45% 3/15/29		9,580,000	9,591,975
6.5% 1/15/28		4,782,000	4,770,045
			25,669,120
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,801,189
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,271,610
6.55% 10/1/17		1,383,000	1,552,885
			8,625,684
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		$ 1,965,000	$ 1,969,913
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		2,295,000	1,635,188
			3,605,101
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,400,000
CDW LLC/CDW Finance Corp. 5% 9/1/23		1,460,000	1,467,300
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		670,000	502,500
			5,369,800
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19		1,760,000	1,746,800
7% 7/1/24		970,000	882,700
Infineon Technologies AG 1.5% 3/10/22 (Reg. S) (h)	EUR	4,400,000	4,898,216
Micron Technology, Inc.:
5.25% 8/1/23 (f)		3,265,000	3,342,544
5.875% 2/15/22		2,310,000	2,439,938
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,925,375
			15,235,573
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		4,615,000	4,730,375
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp. 8.875% 3/1/23 (f)		810,000	810,000
TOTAL INFORMATION TECHNOLOGY			64,045,653
MATERIALS - 1.4%
Chemicals - 0.2%
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,099,838
NOVA Chemicals Corp. 5% 5/1/25 (f)		3,420,000	3,612,375
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,254,375
OCP SA 5.625% 4/25/24 (f)		390,000	421,980
PSPC Escrow Corp. 6.5% 2/1/22 (f)		2,210,000	2,328,788
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,613,638
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,764,909
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20		$ 5,898,000	$ 6,451,580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,283,040
			39,830,523
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (f)		1,220,000	1,221,598
9.375% 10/12/22 (f)		710,000	809,826
CEMEX S.A.B. de CV:
6.125% 5/5/25 (f)		2,695,000	2,715,213
6.5% 12/10/19 (f)		4,195,000	4,409,994
CRH America, Inc. 6% 9/30/16		2,286,000	2,447,753
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	760,375
			12,364,759
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(m)		14,343,753	14,670,073
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2406% 12/15/19 (f)(m)		7,335,000	7,206,638
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,214,880
6.75% 1/31/21 (f)		595,000	600,950
7% 11/15/20 (f)		1,082,647	1,074,527
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)		1,435,000	1,449,350
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,973,450
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (f)		1,960,000	2,033,500
5.375% 1/15/25 (f)		1,960,000	2,045,750
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)		6,885,000	7,125,975
			45,395,093
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	10,827,384
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	675,500
Compania Minera Ares SAC 7.75% 1/23/21 (f)		500,000	515,625
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	12,092,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.25% 7/17/42 (f)		$ 2,453,000	$ 2,389,158
4.875% 11/4/44 (f)		10,078,000	10,713,337
5.625% 10/18/43 (f)		9,395,000	11,004,927
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,030,000	1,659,018
9.5% 4/24/18 (Reg. S)		2,500,000	2,412,500
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		1,597,000	1,117,900
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		5,075,000	4,719,750
7.25% 5/15/22 (f)		3,745,000	3,459,444
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (f)		2,625,000	2,195,156
8.25% 11/1/19 (f)		4,340,000	4,101,300
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,633,903
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,505,000	1,354,500
4.875% 10/7/20 (Reg. S)		200,000	180,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (f)		675,000	680,063
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		11,105,000	9,689,113
Lundin Mining Corp.:
7.5% 11/1/20 (f)		3,780,000	3,883,950
7.875% 11/1/22 (f)		5,840,000	6,044,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	70,040
10.25% 5/20/15 (Reg. S)		100,000	60,000
10.5% 11/28/17 (f)		3,050,000	1,190,110
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,350,000	2,279,500
9.5% 12/5/20 (f)		4,900,000	4,863,250
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	4,781,700
Nord Gold NV 6.375% 5/7/18 (f)		1,460,000	1,351,551
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,910,000	2,550,615
5.625% 4/29/20 (Reg. S)		200,000	175,300
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,278,256
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	945,813
11.25% 10/15/18		2,072,000	2,175,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		$ 1,600,000	$ 1,576,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	557,825
7.5% 7/27/35		910,000	1,026,107
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,660,000	1,701,500
6.125% 8/15/19		2,683,000	2,877,518
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,663,520
6.25% 1/11/16		5,000,000	5,185,500
6.25% 1/23/17		5,581,000	5,936,286
6.875% 11/21/36		640,000	637,120
Vedanta Resources PLC 6.75% 6/7/16 (f)		1,040,000	1,029,600
			164,262,341
Paper & Forest Products - 0.0%
Mercer International, Inc. 7% 12/1/19 (f)		915,000	953,888
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
			953,888
TOTAL MATERIALS			262,806,604
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,930,275
6.625% 2/15/23 (f)		2,780,000	2,894,675
7.875% 12/15/19 (f)		2,092,000	2,222,750
Altice Finco SA:
7.625% 2/15/25 (f)		2,720,000	2,823,387
8.125% 1/15/24 (f)		1,000,000	1,059,400
9.875% 12/15/20 (f)		6,135,000	6,825,188
AT&T, Inc.:
4.8% 6/15/44		15,000,000	15,188,760
6.3% 1/15/38		16,665,000	19,723,244
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	53,664
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,025,460
6% 4/1/17		2,432,000	2,602,240
6.15% 9/15/19		6,992,000	7,638,760
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16		$ 8,346,000	$ 8,923,510
7.995% 6/1/36		4,717,000	5,518,890
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,520,000	4,700,800
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		975,000	1,023,750
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,500,875
Level 3 Financing, Inc. 5.375% 8/15/22		9,455,000	9,782,994
Sprint Capital Corp.:
6.875% 11/15/28		14,005,000	13,164,700
8.75% 3/15/32		3,305,000	3,490,906
TDC A/S 3.5% 2/26/3015(Reg. S) (m)	EUR	1,550,000	1,757,389
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,952,752
2.625% 2/21/20 (f)		21,379,000	21,569,701
4.5% 9/15/20		36,000,000	39,593,592
5.012% 8/21/54 (f)		55,038,000	57,497,263
6.25% 4/1/37		2,348,000	2,949,767
6.4% 9/15/33		10,915,000	13,838,670
6.55% 9/15/43		54,849,000	72,173,166
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)		6,530,000	6,595,300
7.375% 4/23/21 (f)		6,110,000	6,369,675
			356,391,503
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,236,114
3.125% 7/16/22		9,218,000	9,403,282
3.625% 3/30/15		731,000	732,535
Digicel Group Ltd.:
6% 4/15/21 (f)		6,500,000	6,451,250
6.75% 3/1/23 (f)		2,795,000	2,818,758
7% 2/15/20 (f)		665,000	681,625
7.125% 4/1/22 (f)		1,885,000	1,795,463
8.25% 9/1/17 (f)		7,715,000	7,907,875
8.25% 9/30/20 (f)		9,040,000	9,143,960
8.25% 9/30/20 (Reg. S)		625,000	632,188
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	2,500,000	4,182,050
Millicom International Cellular SA 4.75% 5/22/20 (f)		650,000	633,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,680,000	2,713,500
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,522,125
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Corp.:
7.625% 2/15/25		$ 5,395,000	$ 5,448,950
7.875% 9/15/23		8,025,000	8,285,813
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,927,600
6% 3/1/23		4,060,000	4,234,621
6.375% 3/1/25		9,470,000	9,896,150
6.464% 4/28/19		1,520,000	1,577,000
6.5% 1/15/24		2,230,000	2,358,225
6.625% 4/1/23		4,145,000	4,388,519
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	489,600
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		2,946,000	3,052,793
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	653,536
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		4,060,000	3,660,171
			114,827,453
TOTAL TELECOMMUNICATION SERVICES			471,218,956
UTILITIES - 3.2%
Electric Utilities - 1.7%
Aguila 3 SA 7.875% 1/31/18 (f)		5,845,000	5,918,063
AmerenUE 6.4% 6/15/17		2,491,000	2,761,605
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,237,485
2.95% 12/15/22		4,935,000	4,948,838
American Transmission Systems, Inc. 5% 9/1/44 (f)		5,276,000	6,046,132
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,364,340
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,916,315
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,781,204
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		29,344,000	34,476,119
6.4% 9/15/20 (f)		25,897,000	30,696,621
Edison International 3.75% 9/15/17		6,674,000	7,068,287
Eversource Energy:
1.45% 5/1/18		3,325,000	3,294,187
2.8% 5/1/23		15,104,000	14,893,209
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18		$ 29,302,000	$ 29,866,972
4.25% 3/15/23		31,243,000	32,895,192
7.375% 11/15/31		24,589,000	31,374,039
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,437,210
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,428,578
3.75% 11/15/20		1,450,000	1,521,014
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,349,152
Nevada Power Co. 6.5% 5/15/18		790,000	906,496
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,722,026	10,475,483
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,117,008
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	847,181
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,117,540
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,408,622
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,333,745
RJS Power Holdings LLC 5.125% 7/15/19 (f)		8,575,000	8,446,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,641,450
5.15% 3/15/20		3,761,000	4,202,767
			316,771,229
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	954,385
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	477,265
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,827,425
			5,259,075
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. 9% 11/15/18		7,945,000	8,262,800
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,847,300
5.75% 1/15/25		910,000	928,200
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,045,000
7.25% 10/15/21		15,590,000	16,369,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		6,850,000	7,166,813
7.375% 11/1/22 (f)		8,135,000	8,612,931
7.625% 11/1/24 (f)		9,525,000	10,108,406
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		$ 450,000	$ 479,250
NRG Energy, Inc.:
6.25% 7/15/22		5,395,000	5,624,288
6.25% 5/1/24		7,240,000	7,384,800
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		900,000	936,000
The AES Corp.:
4.875% 5/15/23		3,775,000	3,699,500
7.375% 7/1/21		2,545,000	2,844,038
			94,308,826
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5566% 9/30/66 (m)		35,229,000	32,752,613
7.5% 6/30/66 (m)		10,345,000	10,705,006
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,772,465
2% 11/15/18		12,172,000	12,302,959
National Grid PLC 6.3% 8/1/16		1,589,000	1,714,958
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,348,004
5.25% 9/15/17		2,156,000	2,356,482
5.25% 2/15/43		12,739,000	15,281,692
5.45% 9/15/20		11,473,000	13,132,524
5.8% 2/1/42		6,336,000	7,922,889
5.95% 6/15/41		11,832,000	15,195,199
6.4% 3/15/18		3,084,000	3,512,065
6.8% 1/15/19		6,774,000	7,976,195
PG&E Corp. 2.4% 3/1/19		1,683,000	1,695,599
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,503,267
6.5% 12/15/20		5,125,000	6,133,892
Sempra Energy:
2.3% 4/1/17		14,116,000	14,410,799
2.875% 10/1/22		5,760,000	5,770,028
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	3,002,379
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,879,107
			197,368,122
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	3,500,000	$ 5,862,446
TOTAL UTILITIES			619,569,698
TOTAL NONCONVERTIBLE BONDS (Cost $6,988,590,001)			7,253,689,479
U.S. Government and Government Agency Obligations - 30.0%

U.S. Treasury Inflation-Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		200,000,000	204,032,144
1.375% 2/15/44		133,476,250	158,640,589
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	163,815,647
0.25% 1/15/25		75,000,000	75,034,356
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			601,522,736
U.S. Treasury Obligations - 26.9%
U.S. Treasury Bonds:
2.5% 2/15/45		28,590,000	28,027,120
3% 11/15/44		72,677,000	78,826,128
3.125% 8/15/44		50,869,000	56,373,178
3.375% 5/15/44		99,141,000	114,902,833
3.625% 8/15/43		88,210,000	106,754,741
3.625% 2/15/44		132,086,000	159,906,614
4.375% 2/15/38		430,000	570,321
U.S. Treasury Notes:
0.375% 10/31/16		2,590,000	2,583,525
0.5% 11/30/16 (j)		4,100,000	4,097,118
0.5% 1/31/17		14,650,000	14,620,246
0.75% 2/28/18		178,380,000	176,902,835
0.875% 5/15/17		125,000,000	125,439,500
0.875% 8/15/17		433,730,000	434,068,743
0.875% 10/15/17		444,632,000	444,284,742
0.875% 11/15/17		161,240,000	160,962,828
0.875% 1/31/18		192,574,000	191,911,931
0.875% 7/31/19		5,000	4,883
1% 12/15/17		475,286,000	475,880,108
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 2/15/18		$ 250,000,000	$ 249,980,500
1% 5/31/18		123,485,000	123,021,931
1.25% 10/31/18		786,376,000	786,559,914
1.25% 11/30/18		1,470,000	1,469,196
1.25% 1/31/20		8,700,000	8,596,009
1.375% 6/30/18 (k)		3,530,000	3,557,576
1.375% 7/31/18		252,602,000	254,338,639
1.375% 9/30/18		203,561,000	204,642,316
1.5% 12/31/18		62,525,000	63,018,385
1.625% 6/30/19		216,610,000	218,640,719
1.625% 12/31/19		60,000,000	60,365,640
2.25% 3/31/21		306,915,000	316,194,268
2.25% 7/31/21		146,640,000	150,924,674
2.25% 11/15/24		50,619,000	51,722,342
2.375% 8/15/24		106,723,000	110,208,146
TOTAL U.S. TREASURY OBLIGATIONS			5,179,357,649
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,656,600,323)			5,780,880,385
U.S. Government Agency - Mortgage Securities - 12.7%

Fannie Mae - 6.6%
1.75% 10/1/34 (m)		4,121	4,276
1.85% 10/1/33 (m)		3,925	4,110
1.88% 1/1/35 (m)		5,486	5,761
1.88% 1/1/35 (m)		323,836	337,863
1.885% 2/1/33 (m)		2,112	2,200
1.91% 12/1/34 (m)		65,577	68,933
1.91% 3/1/35 (m)		40,892	42,716
1.93% 10/1/33 (m)		22,620	23,624
1.94% 7/1/35 (m)		20,811	21,777
2.05% 3/1/35 (m)		5,264	5,437
2.053% 6/1/36 (m)		168,735	180,611
2.057% 1/1/35 (m)		220,541	232,219
2.06% 10/1/33 (m)		502,529	533,718
2.07% 4/1/37 (m)		122,573	130,200
2.094% 5/1/36 (m)		183,387	193,601
2.105% 7/1/34 (m)		36,351	38,556
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.115% 12/1/34 (m)		$ 13,983	$ 14,738
2.141% 9/1/36 (m)		79,734	85,366
2.142% 9/1/36 (m)		103,242	109,928
2.19% 3/1/37 (m)		25,716	27,309
2.22% 5/1/35 (m)		292,288	312,934
2.236% 3/1/33 (m)		114,752	121,238
2.27% 6/1/47 (m)		145,619	155,905
2.276% 11/1/36 (m)		114,190	121,768
2.31% 12/1/39 (m)		398,016	426,131
2.32% 7/1/35 (m)		131,450	139,823
2.333% 3/1/35 (m)		75,427	80,755
2.335% 9/1/35 (m)		129,474	138,640
2.372% 5/1/36 (m)		217,196	232,232
2.378% 2/1/36 (m)		452,349	482,803
2.389% 7/1/37 (m)		193,718	207,402
2.395% 6/1/36 (m)		448,396	480,070
2.421% 10/1/33 (m)		112,860	120,711
2.445% 12/1/35 (m)		309,418	330,732
2.445% 3/1/40 (m)		534,405	570,948
2.5% 5/1/27 to 8/1/43		21,659,458	21,557,818
2.5% 3/1/30 (h)		81,400,000	83,384,117
2.5% 3/1/30 (h)		3,800,000	3,892,625
2.53% 9/1/37 (m)		31,520	33,746
2.542% 6/1/42 (m)		391,148	404,564
2.573% 7/1/34 (m)		260,572	278,978
2.69% 2/1/42 (m)		2,295,011	2,386,648
2.763% 1/1/42 (m)		2,743,036	2,855,444
2.96% 11/1/40 (m)		237,623	249,838
2.976% 8/1/41 (m)		1,731,453	1,810,790
2.982% 9/1/41 (m)		256,652	268,329
3% 3/1/30 (h)		5,200,000	5,444,562
3% 3/1/30 (h)		5,200,000	5,444,562
3% 4/1/42 to 9/1/43		139,271,849	142,340,886
3.059% 10/1/41 (m)		133,270	139,420
3.163% 3/1/42 (m)		10,736,379	11,274,932
3.235% 7/1/41 (m)		421,843	443,631
3.318% 10/1/41 (m)		209,294	220,259
3.36% 9/1/41 (m)		402,650	431,092
3.466% 12/1/40 (m)		19,808,033	21,027,705
3.5% 9/1/25 to 7/1/44		376,081,736	396,381,994
3.5% 3/1/30 (h)		3,500,000	3,710,658
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.5% 3/1/45 (h)		$ 21,100,000	$ 22,112,140
3.5% 3/1/45 (h)		19,300,000	20,225,796
3.563% 7/1/41 (m)		419,084	442,095
4% 9/1/24 to 1/1/45		228,522,551	245,796,582
4% 1/1/41		110,671	118,586
4% 3/1/45 (h)		7,600,000	8,124,281
4.5% 2/1/33 to 10/1/44		136,560,379	149,252,011
4.5% 3/1/45 (h)		14,800,000	16,083,705
5% 3/1/18 to 10/1/41		4,249,060	4,591,273
5.204% 7/1/37 (m)		38,772	41,654
5.5% 12/1/17 to 6/1/40		39,438,194	44,219,168
5.565% 8/1/46 (m)		35,958	38,497
6% 2/1/17 to 1/1/42		24,199,444	27,625,807
6.5% 5/1/15 to 4/1/37		9,679,927	11,189,808
7% 12/1/15 to 7/1/37		1,934,820	2,249,708
7.5% 1/1/16 to 2/1/32		798,827	945,019
8% 12/1/17 to 3/1/37		15,628	18,836
8.5% 9/1/15 to 7/1/31		6,149	7,285
9.5% 4/1/16 to 9/1/21		23,407	25,829
TOTAL FANNIE MAE			1,263,075,713
Freddie Mac - 2.3%
1.5% 8/1/37 (m)		36,944	38,137
1.82% 3/1/35 (m)		111,303	115,763
1.825% 3/1/37 (m)		35,718	37,371
1.852% 1/1/36 (m)		94,801	100,057
1.909% 3/1/36 (m)		224,502	237,087
1.981% 12/1/35 (m)		274,445	289,806
2.022% 2/1/37 (m)		186,231	197,197
2.05% 6/1/37 (m)		30,640	32,242
2.055% 11/1/35 (m)		234,244	249,479
2.083% 3/1/36 (m)		286,291	301,787
2.095% 8/1/37 (m)		93,898	100,319
2.121% 5/1/37 (m)		75,336	80,578
2.16% 6/1/33 (m)		272,714	290,892
2.314% 10/1/35 (m)		157,359	166,624
2.333% 4/1/37 (m)		95,308	102,040
2.346% 10/1/36 (m)		391,813	419,247
2.364% 4/1/36 (m)		266,374	285,191
2.375% 5/1/37 (m)		71,938	77,020
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
2.385% 6/1/37 (m)		$ 32,366	$ 34,658
2.404% 6/1/33 (m)		842,421	899,980
2.405% 10/1/42 (m)		4,166,917	4,387,013
2.415% 6/1/37 (m)		279,063	298,820
2.42% 6/1/36 (m)		70,489	75,468
2.448% 6/1/37 (m)		58,638	62,431
2.538% 3/1/35 (m)		1,237,423	1,324,833
2.545% 7/1/36 (m)		98,535	105,495
2.595% 4/1/37 (m)		8,560	9,166
2.723% 3/1/33 (m)		6,498	6,957
2.757% 12/1/36 (m)		318,782	341,301
3% 8/1/42 to 7/1/43		45,436,805	46,462,625
3.078% 9/1/41 (m)		2,397,582	2,503,914
3.136% 10/1/35 (m)		204,243	218,702
3.227% 9/1/41 (m)		263,838	277,042
3.242% 4/1/41 (m)		258,678	271,266
3.298% 6/1/41 (m)		318,582	334,354
3.299% 7/1/41 (m)		1,257,732	1,322,214
3.409% 12/1/40 (m)		9,395,966	9,911,020
3.468% 5/1/41 (m)		294,618	311,001
3.5% 4/1/42 to 2/1/44 (l)		132,870,680	139,514,159
3.5% 3/1/45 (h)		100,000	104,641
3.626% 6/1/41 (m)		434,069	458,110
3.71% 5/1/41 (m)		346,817	364,837
4% 6/1/33 (h)		5,203,513	5,627,721
4% 4/1/40 to 8/1/44		97,351,648	104,954,240
4.5% 6/1/25 to 8/1/44		54,324,174	59,481,137
5% 6/1/20 to 7/1/41		29,369,214	32,698,330
5.149% 4/1/38 (m)		385,082	413,708
5.5% 10/1/17 to 3/1/41		17,956,209	20,128,323
6% 7/1/16 to 12/1/37		4,691,502	5,332,042
6.5% 7/1/15 to 9/1/39		6,618,530	7,571,147
7% 6/1/21 to 9/1/36		1,825,897	2,129,576
7.5% 3/1/15 to 6/1/32		37,473	43,458
8% 7/1/16 to 1/1/37		55,629	67,238
8.5% 2/1/19 to 1/1/28		52,629	62,616
9% 5/1/17 to 10/1/20		255	272
9.5% 5/1/21 to 7/1/21		667	735
10% 11/15/18 to 8/1/21		269	297
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
11% 11/1/15 to 9/1/20		$ 574	$ 592
12.5% 6/1/19		3	3
TOTAL FREDDIE MAC			451,232,279
Ginnie Mae - 3.8%
3% 6/20/42 to 2/20/45		54,651,053	56,210,572
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		50,000,000	51,316,405
3% 3/1/45 (h)		3,300,000	3,386,883
3% 3/1/45 (h)		700,000	718,430
3% 3/1/45 (h)		5,500,000	5,644,805
3.5% 11/15/40 to 2/20/45		116,623,411	122,719,736
3.5% 3/1/45 (h)		14,600,000	15,312,890
3.5% 3/1/45 (h)		16,200,000	16,991,015
3.5% 3/1/45 (h)		29,700,000	31,150,195
3.5% 3/1/45 (h)		7,000,000	7,341,797
3.5% 4/1/45 (h)		35,600,000	37,247,892
4% 5/20/33 to 8/15/43		74,938,036	80,698,799
4% 3/1/45 (h)		46,400,000	49,347,124
4% 3/1/45 (h)		16,300,000	17,335,304
4% 3/1/45 (h)		16,300,000	17,335,304
4% 4/1/45 (h)		30,100,000	31,973,021
4.39% 6/20/63 (q)		3,544,529	3,888,760
4.5% 6/20/33 to 8/15/41		104,794,089	115,320,624
4.505% 2/20/63 (q)		3,408,841	3,734,528
5% 12/15/32 to 9/15/41		40,954,271	46,044,845
5.5% 4/15/29 to 9/15/39		7,007,977	8,009,832
6% 10/15/30 to 11/15/39		1,018,979	1,161,421
6.5% 3/20/31 to 10/15/38		503,769	587,690
7% 10/15/22 to 3/15/33		1,668,529	1,965,255
7.5% 1/15/17 to 9/15/31		776,422	910,641
8% 4/15/17 to 11/15/29		271,329	316,574
8.5% 10/15/21 to 1/15/31		43,620	52,588
9% 8/15/19 to 1/15/23		2,713	3,053
9.5% 12/15/20 to 2/15/25		1,172	1,329
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18		$ 3,638	$ 3,917
11% 8/20/15 to 9/20/19		1,225	1,388
TOTAL GINNIE MAE			736,995,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,421,475,958)			2,451,303,891
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (m)		664,344	575,602
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (m)		311,196	305,662
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (f)(m)		3,569,924	2,150,879
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,672,239
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.918% 6/17/31 (f)(m)		551,000	531,495
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)		147,000	154,005
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)		406,000	430,976
Series 2015-SFR1 Class E, 5.639% 4/17/45 (f)		231,000	231,446
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (m)		51,805	47,778
Series 2004-R2 Class M3, 0.9933% 4/25/34 (m)		89,819	62,216
Series 2005-R2 Class M1, 0.621% 4/25/35 (m)		172,679	172,527
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (m)		47,932	44,533
Series 2004-W11 Class M2, 1.221% 11/25/34 (m)		561,149	542,012
Series 2004-W7 Class M1, 0.9933% 5/25/34 (m)		1,542,998	1,473,306
Series 2006-W4 Class A2C, 0.331% 5/25/36 (m)		1,174,999	407,354
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (m)		1,791,666	1,637,879
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (m)		26,139	3,000
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,579,709
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (f)		13,365	13,365
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (m)		1,802,588	1,201,639
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		$ 426,010	$ 426,368
Class B, 2.75% 11/15/18 (f)		6,690,000	6,755,616
Series 2013-2A Class A, 1.75% 11/15/17 (f)		4,183,610	4,191,943
Colony American Homes Series 2014-2A Class A, 1.118% 7/17/31 (f)(m)		8,850,526	8,701,816
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	2,840
Series 2004-3 Class M4, 1.626% 4/25/34 (m)		74,848	61,485
Series 2004-4 Class M2, 0.966% 6/25/34 (m)		114,400	103,086
Series 2004-7 Class AF5, 5.868% 1/25/35		3,635,890	3,737,523
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		392,598	383,819
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (m)		38,916	36,344
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (m)		290,872	257,533
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (m)		14,099	13,234
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,124,924
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (m)		948,695	780,750
Class M4, 1.1883% 1/25/35 (m)		347,133	228,240
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (f)(m)		1,641,762	1,410,746
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (f)(m)		42,728	41,124
Series 2006-2A:
Class A, 0.353% 11/15/34 (f)(m)		1,062,005	1,013,154
Class B, 0.453% 11/15/34 (f)(m)		383,628	355,144
Class C, 0.553% 11/15/34 (f)(m)		637,574	561,972
Class D, 0.923% 11/15/34 (f)(m)		242,107	210,253
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	8,869
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (m)		285,126	268,317
Series 2003-3 Class M1, 1.461% 8/25/33 (m)		489,195	471,213
Series 2003-5 Class A2, 0.871% 12/25/33 (m)		32,929	31,328
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (m)		1,522,035	977,313
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(m)		$ 590,000	$ 585,965
Series 2014-SFR1:
Class A, 1.168% 6/17/31 (f)(m)		26,000,000	25,666,776
Class F, 3.918% 6/17/31 (f)(m)		557,000	554,818
Series 2014-SFR3 Class E, 4.668% 12/17/31 (f)(m)		206,000	210,874
Series 2014-SRF2 Class F, 4.168% 9/17/31 (f)(m)		335,000	336,376
Series 2015-SRF1:
Class B, 2.0163% 3/17/32 (f)(m)		8,000,000	8,045,589
Class E, 4.3663% 3/17/32 (f)(m)		624,000	634,972
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (m)		196,411	86,457
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		15,803,154	16,012,856
Class AV4, 0.2983% 11/25/36 (m)		729,482	722,528
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (m)		195,966	195,184
Series 2006-A Class 2C, 1.4046% 3/27/42 (m)		3,243,000	570,888
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.331% 11/25/36 (m)		4,746,668	2,033,773
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.601% 5/25/46 (f)(m)		250,000	231,875
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (m)		403,290	4,041
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (m)		124,444	90,948
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (m)		401,503	361,946
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (m)		508,886	472,503
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (m)		1,870,708	1,787,019
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A2, 0.461% 2/25/47 (f)(m)		57,046	56,515
Class H, 1.641% 2/25/47 (f)(m)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (m)		57,368	52,661
Series 2004-NC6 Class M3, 2.3433% 7/25/34 (m)		17,377	14,967
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (m)		19,780	16,878
Series 2005-NC1 Class M1, 0.831% 1/25/35 (m)		345,245	323,372
Series 2005-NC2 Class B1, 1.926% 3/25/35 (m)		243,844	5,602
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (m)		1,426,957	1,272,531
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (m)		$ 532,896	$ 499,685
Class M4, 2.3433% 9/25/34 (m)		683,353	412,985
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (m)		1,475,804	1,307,189
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.121% 9/25/46 (f)(m)		250,000	63,125
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (m)		5,108	4,672
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,028,981
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (m)		874,507	794,097
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.168% 9/17/31 (f)(m)		2,987,505	2,941,871
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (m)		785,958	759,720
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (f)		13,463,386	13,499,368
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (f)		3,614,272	3,596,201
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (m)		45,364	39,086
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (m)		28,819	25,303
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (f)(m)		2,683,017	1,421,999
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (f)		965,596	959,830
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (f)		12,448,558	12,475,948
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (f)		12,952,555	12,953,993
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (f)(m)		400,000	385,480
Series 2006-1A:
Class H, 1.9046% 9/25/26 (f)(m)		177,182	174,967
Class K, 3.5046% 9/25/26 (f)(m)		250,000	242,575
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (f)(m)		1,789,540	1,803,788
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (f)(m)		$ 253,506	$ 249,070
Class D, 1.1115% 11/21/40 (f)(m)		305,000	246,440
TOTAL ASSET-BACKED SECURITIES (Cost $202,848,550)			212,839,988
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.7%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.3166% 1/26/37 (f)(m)		67,725	67,370
BCAP LLC Trust sequential payer Series 2013-RR3 Class 2A1, 2.2902% 2/26/37 (f)(m)		7,151,041	7,108,914
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (m)		1,231,222	1,196,735
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (f)		715,108	713,588
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (f)		8,582,851	8,443,380
Series 2014-8 Class 2A1, 3.45% 6/27/37 (f)(m)		14,541,185	14,707,809
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.0115% 10/26/37 (f)(m)		991,009	968,267
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 6/25/33 (m)		112,018	394
CSMC:
floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (f)(m)		14,680,000	13,605,277
Series 2014-3R Class 2A1, 0.8695% 5/27/37 (f)(m)		2,453,493	2,321,358
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (m)		622,132	621,418
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3544% 12/25/46 (f)(m)		910,000	1,013,830
Series 2010-K7 Class B, 5.4347% 4/25/20 (f)(m)		1,000,000	1,127,643
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		5,832	868
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (m)		205,017	202,762
Series 2006-1A Class C2, 1.3735% 12/20/54 (f)(m)		6,523,000	6,453,204
Series 2006-2 Class C1, 1.1135% 12/20/54 (m)		21,543,000	21,163,843
Series 2006-3 Class C2, 1.1735% 12/20/54 (m)		1,124,000	1,106,690
Series 2006-4:
Class C1, 0.9335% 12/20/54 (m)		2,767,000	2,691,461
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4: - continued
Class M1, 0.5135% 12/20/54 (m)		$ 1,190,000	$ 1,158,465
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (m)		2,234,000	2,153,799
Class 1M1, 0.4735% 12/20/54 (m)		1,493,000	1,448,210
Class 2C1, 1.0335% 12/20/54 (m)		1,015,000	992,873
Class 2M1, 0.6735% 12/20/54 (m)		1,917,000	1,878,085
Series 2007-2 Class 2C1, 1.033% 12/17/54 (m)		2,654,000	2,595,877
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (m)		430,241	447,412
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0065% 3/25/37 (m)		1,308,484	1,261,687
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (m)		1,393,566	1,194,983
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (m)		1,493,927	1,397,692
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (m)		3,860,816	3,532,635
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		142,052	146,926
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (f)		9,772,499	9,778,549
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (m)		1,218,752	1,149,642
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (f)(m)		464,399	432,435
Class B6, 3.0163% 6/10/35 (f)(m)		103,544	95,973
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (m)		24,763	24,288
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (m)		205,243	205,065
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.616% 1/25/35 (m)		3,511,106	3,545,963
Series 2005-AR10 Class 2A15, 2.6141% 6/25/35 (m)		17,773,994	18,060,778
Series 2005-AR2 Class 1A2, 2.6147% 3/25/35 (m)		2,125,924	1,962,995
TOTAL PRIVATE SPONSOR			136,979,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.971% 2/25/32 (m)		$ 39,424	$ 40,055
Series 2002-39 Class FD, 1.173% 3/18/32 (m)		61,021	62,343
Series 2002-60 Class FV, 1.171% 4/25/32 (m)		79,731	81,648
Series 2002-63 Class FN, 1.171% 10/25/32 (m)		109,732	112,307
Series 2002-7 Class FC, 0.921% 1/25/32 (m)		42,002	42,987
Series 2002-94 Class FB, 0.571% 1/25/18 (m)		66,389	66,599
Series 2003-118 Class S, 7.929% 12/25/33 (m)(n)(p)		1,310,293	305,237
Series 2006-104 Class GI, 6.509% 11/25/36 (m)(n)(p)		938,560	210,451
Series 2006-33 Class CF, 0.471% 5/25/36 (m)		823,582	826,244
Series 2007-57 Class FA, 0.401% 6/25/37 (m)		1,011,830	1,011,996
Series 2008-76 Class EF, 0.671% 9/25/23 (m)		596,690	598,700
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		61,487	67,782
Series 1993-207 Class H, 6.5% 11/25/23		754,527	847,806
Series 1994-23 Class PZ, 6% 2/25/24		2,062,835	2,284,906
Series 1996-28 Class PK, 6.5% 7/25/25		243,905	274,098
Series 1999-17 Class PG, 6% 4/25/29		659,682	725,645
Series 1999-32 Class PL, 6% 7/25/29		591,125	651,750
Series 1999-33 Class PK, 6% 7/25/29		337,497	372,870
Series 2001-52 Class YZ, 6.5% 10/25/31		41,490	47,037
Series 2002-9 Class PC, 6% 3/25/17		43,927	45,627
Series 2003-28 Class KG, 5.5% 4/25/23		455,128	498,561
Series 2004-21 Class QE, 4.5% 11/25/32		86,216	89,081
Series 2005-102 Class CO, 11/25/35 (o)		350,552	318,746
Series 2005-73 Class SA, 17.1054% 8/25/35 (m)(p)		179,107	223,387
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	500,464
Series 2006-105 Class MD, 5.5% 6/25/35		615,408	631,734
Series 2006-12 Class BO, 10/25/35 (o)		1,510,990	1,428,360
Series 2006-37 Class OW, 5/25/36 (o)		202,761	180,983
Series 2006-45 Class OP, 6/25/36 (o)		474,833	418,338
Series 2006-62 Class KP, 4/25/36 (o)		668,377	587,646
Series 2011-117 Class PF, 0.521% 7/25/39 (m)		3,075,918	3,092,876
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		132,177	155,454
Series 1999-25 Class Z, 6% 6/25/29		501,595	568,691
Series 2001-20 Class Z, 6% 5/25/31		648,381	714,991
Series 2001-31 Class ZC, 6.5% 7/25/31		345,344	399,485
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2002-16 Class ZD, 6.5% 4/25/32		$ 176,772	$ 206,711
Series 2002-74 Class SV, 7.379% 11/25/32 (m)(n)		779,915	148,750
Series 2002-79 Class Z, 5.5% 11/25/22		916,348	1,025,039
Series 2010-50 Class FA, 0.521% 1/25/24 (m)		63,072	63,079
Series 2012-67 Class AI, 4.5% 7/25/27 (n)		4,749,945	668,105
Series 06-116 Class SG, 6.469% 12/25/36 (m)(n)(p)		638,781	114,738
Series 07-40 Class SE, 6.269% 5/25/37 (m)(n)(p)		411,411	62,671
Series 1993-165 Class SH, 19.3161% 9/25/23 (m)(p)		30,193	40,830
Series 2003-21 Class SK, 7.929% 3/25/33 (m)(n)(p)		116,110	30,564
Series 2003-35 Class TQ, 7.329% 5/25/18 (m)(n)(p)		66,097	4,965
Series 2005-72 Class ZC, 5.5% 8/25/35		3,688,276	4,146,769
Series 2007-57 Class SA, 39.594% 6/25/37 (m)(p)		302,894	591,852
Series 2007-66:
Class FB, 0.571% 7/25/37 (m)		1,222,097	1,231,599
Class SA, 38.574% 7/25/37 (m)(p)		459,088	873,494
Class SB, 38.574% 7/25/37 (m)(p)		203,683	384,277
Series 2008-12 Class SG, 6.179% 3/25/38 (m)(n)(p)		2,778,774	444,699
Series 2009-114 Class AI, 5% 12/25/23 (n)		617,222	30,974
Series 2009-16 Class SA, 6.079% 3/25/24 (m)(n)(p)		425,415	20,216
Series 2009-76 Class MI, 5.5% 9/25/24 (n)		302,900	17,128
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		300,370	23,440
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		447,814	35,817
Series 2010-112 Class SG, 6.189% 6/25/21 (m)(n)(p)		417,755	33,446
Series 2010-12 Class AI, 5% 12/25/18 (n)		1,221,878	73,851
Series 2010-135 Class LS, 5.879% 12/25/40 (m)(n)(p)		2,458,394	405,527
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,477,209	360,434
Series 2010-17 Class DI, 4.5% 6/25/21 (n)		306,051	18,873
Series 2010-23:
Class AI, 5% 12/25/18 (n)		526,388	30,416
Class HI, 4.5% 10/25/18 (n)		344,485	18,544
Series 2010-29 Class LI, 4.5% 6/25/19 (n)		1,109,226	55,475
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		966,812	70,353
Series 2011-39 Class ZA, 6% 11/25/32		1,632,396	1,824,950
Series 2011-67 Class AI, 4% 7/25/26 (n)		764,603	91,667
Series 2011-83 Class DI, 6% 9/25/26 (n)		1,270,909	178,384
Series 2013-N1 Class A, 6.549% 6/25/35 (m)(n)(p)		1,892,431	348,691
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (n)		$ 193,330	$ 11,212
Class 5, 5.5% 7/25/33 (n)		372,621	66,214
Series 343 Class 16, 5.5% 5/25/34 (n)		299,632	55,985
Series 348 Class 14, 6.5% 8/25/34 (m)(n)		211,311	41,944
Series 351:
Class 12, 5.5% 4/25/34 (m)(n)		145,419	28,723
Class 13, 6% 3/25/34 (n)		195,346	40,550
Series 359 Class 19, 6% 7/25/35 (m)(n)		140,912	29,924
Series 384 Class 6, 5% 7/25/37 (n)		1,827,915	279,320
Freddie Mac:
floater:
Series 2412 Class FK, 0.972% 1/15/32 (m)		31,599	32,084
Series 2423 Class FA, 1.072% 3/15/32 (m)		45,243	46,136
Series 2424 Class FM, 1.172% 3/15/32 (m)		56,908	58,243
Series 2432:
Class FE, 1.072% 6/15/31 (m)		78,902	80,496
Class FG, 1.072% 3/15/32 (m)		27,333	27,862
floater planned amortization class Series 3153 Class FX, 0.522% 5/15/36 (m)		1,663,940	1,670,865
floater target amortization class Series 3366 Class FD, 0.422% 5/15/37 (m)		1,975,285	1,974,087
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (o)		1,212,703	1,129,940
Series 2095 Class PE, 6% 11/15/28		704,088	778,889
Series 2101 Class PD, 6% 11/15/28		63,885	70,345
Series 2121 Class MG, 6% 2/15/29		291,064	320,973
Series 2131 Class BG, 6% 3/15/29		1,951,143	2,157,087
Series 2137 Class PG, 6% 3/15/29		309,188	341,152
Series 2154 Class PT, 6% 5/15/29		468,077	515,938
Series 2162 Class PH, 6% 6/15/29		121,994	134,097
Series 2425 Class JH, 6% 3/15/17		65,583	68,317
Series 2520 Class BE, 6% 11/15/32		647,432	714,630
Series 2585 Class KS, 7.428% 3/15/23 (m)(n)(p)		47,692	7,424
Series 2693 Class MD, 5.5% 10/15/33		7,577,495	8,538,698
Series 2802 Class OB, 6% 5/15/34		1,390,059	1,551,181
Series 2937 Class KC, 4.5% 2/15/20		1,905,943	2,006,227
Series 2962 Class BE, 4.5% 4/15/20		1,865,949	1,976,977
Series 3002 Class NE, 5% 7/15/35		1,763,898	1,955,111
Series 3110 Class OP, 9/15/35 (o)		877,529	845,513
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 3119 Class PO, 2/15/36 (o)		$ 1,319,288	$ 1,151,747
Series 3121 Class KO, 3/15/36 (o)		286,415	251,145
Series 3123 Class LO, 3/15/36 (o)		809,174	706,650
Series 3145 Class GO, 4/15/36 (o)		764,038	716,151
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,736,231
Series 3225 Class EO, 10/15/36 (o)		506,587	444,068
Series 3258 Class PM, 5.5% 12/15/36		783,952	882,761
Series 3415 Class PC, 5% 12/15/37		745,397	803,395
Series 3786 Class HI, 4% 3/15/38 (n)		2,144,871	272,387
Series 3806 Class UP, 4.5% 2/15/41		4,039,225	4,385,836
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,741,936
sequential payer:
Series 2135 Class JE, 6% 3/15/29		134,882	148,658
Series 2274 Class ZM, 6.5% 1/15/31		144,455	166,693
Series 2281 Class ZB, 6% 3/15/30		372,347	408,799
Series 2303 Class ZV, 6% 4/15/31		160,569	177,563
Series 2357 Class ZB, 6.5% 9/15/31		1,116,559	1,303,019
Series 2502 Class ZC, 6% 9/15/32		340,945	378,112
Series 2519 Class ZD, 5.5% 11/15/32		632,237	690,356
Series 2546 Class MJ, 5.5% 3/15/23		293,355	315,380
Series 2601 Class TB, 5.5% 4/15/23		135,929	151,557
Series 2998 Class LY, 5.5% 7/15/25		366,072	403,241
Series 4302 Class DA, 3% 7/15/39		20,542,258	21,203,945
Series 06-3115 Class SM, 6.428% 2/15/36 (m)(n)(p)		534,962	84,747
Series 2013-4281 Class AI, 4% 12/15/28 (n)		8,461,207	952,113
Series 2844:
Class SC, 45.682% 8/15/24 (m)(p)		18,361	32,437
Class SD, 84.214% 8/15/24 (m)(p)		27,012	66,048
Series 2935 Class ZK, 5.5% 2/15/35		5,032,310	5,776,392
Series 2947 Class XZ, 6% 3/15/35		1,776,302	2,009,058
Series 3055 Class CS, 6.418% 10/15/35 (m)(n)		770,778	92,472
Series 3244 Class SG, 6.488% 11/15/36 (m)(n)(p)		1,702,540	313,525
Series 3274 Class SM, 6.258% 2/15/37 (m)(n)		901,708	114,902
Series 3284 Class CI, 5.948% 3/15/37 (m)(n)		4,099,671	747,256
Series 3287 Class SD, 6.578% 3/15/37 (m)(n)(p)		2,685,793	612,544
Series 3297 Class BI, 6.588% 4/15/37 (m)(n)(p)		3,793,001	745,382
Series 3336 Class LI, 6.408% 6/15/37 (m)(n)		1,440,644	199,569
Series 3772 Class BI, 4.5% 10/15/18 (n)		1,276,007	69,968
Series 3949 Class MK, 4.5% 10/15/34		1,368,895	1,485,834
Series 4181 Class LA, 3% 3/15/37		3,675,341	3,807,446
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
target amortization class Series 2156 Class TC, 6.25% 5/15/29		$ 409,053	$ 451,418
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.072% 2/15/24 (m)		158,242	160,329
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		310,598	342,536
Series 2056 Class Z, 6% 5/15/28		542,408	598,319
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (m)(n)(p)		738,795	125,274
Series 2010-H03 Class FA, 0.7188% 3/20/60 (m)(q)		7,538,557	7,558,255
Series 2010-H17 Class FA, 0.4988% 7/20/60 (m)(q)		836,562	832,667
Series 2010-H18 Class AF, 0.4583% 9/20/60 (m)(q)		967,234	961,253
Series 2010-H19 Class FG, 0.4583% 8/20/60 (m)(q)		1,209,586	1,202,242
Series 2010-H27 Series FA, 0.5383% 12/20/60 (m)(q)		1,979,918	1,974,084
Series 2011-H05 Class FA, 0.6583% 12/20/60 (m)(q)		3,217,617	3,223,409
Series 2011-H07 Class FA, 0.6675% 2/20/61 (m)(q)		5,945,977	5,955,770
Series 2011-H12 Class FA, 0.6575% 2/20/61 (m)(q)		8,117,654	8,128,370
Series 2011-H13 Class FA, 0.6583% 4/20/61 (m)(q)		3,109,657	3,115,192
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (m)(q)		3,583,835	3,591,211
Class FC, 0.6583% 5/20/61 (m)(q)		3,305,643	3,311,950
Series 2011-H17 Class FA, 0.6883% 6/20/61 (m)(q)		4,361,473	4,373,415
Series 2011-H21 Class FA, 0.7583% 10/20/61 (m)(q)		8,429,955	8,476,960
Series 2012-H01 Class FA, 0.8583% 11/20/61 (m)(q)		4,068,894	4,109,103
Series 2012-H03 Class FA, 0.8583% 1/20/62 (m)(q)		2,555,562	2,580,724
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.7883% 1/20/62 (m)(q)		$ 3,937,701	$ 3,965,056
Series 2012-H07 Class FA, 0.7883% 3/20/62 (m)(q)		2,393,802	2,414,873
Series 2012-H23 Class WA, 0.6783% 10/20/62 (m)(q)		2,048,653	2,050,341
Series 2012-H26, Class CA, 0.6883% 7/20/60 (m)(q)		8,948,057	8,957,596
Series 2013-H07 Class BA, 0.5183% 3/20/63 (m)(q)		3,184,828	3,164,219
Series 2014-H03 Class FA, 0.7675% 1/20/64 (m)(q)		3,724,713	3,740,357
Series 2014-H05 Class FB, 0.7675% 12/20/63 (m)(q)		8,930,779	8,972,057
Series 2014-H11 Class BA, 0.6675% 6/20/64 (m)(q)		15,055,403	15,054,891
Series 2014-H20 Class BF, 0.6675% 9/20/64 (m)(q)		47,669,615	47,670,855
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		647,499	738,039
Series 1997-8 Class PE, 7.5% 5/16/27		260,724	308,792
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,659,931	243,422
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,631,022	2,958,282
Series 2004-32 Class GS, 6.328% 5/16/34 (m)(n)(p)		381,829	80,842
Series 2004-73 Class AL, 7.0318% 8/17/34 (m)(n)(p)		451,864	100,554
Series 2007-35 Class SC, 39.168% 6/16/37 (m)(p)		32,850	65,266
Series 2010-H10 Class FA, 0.4988% 5/20/60 (m)(q)		2,551,092	2,538,536
Series 2012-76 Class GS, 6.528% 6/16/42 (m)(n)(p)		1,582,429	222,589
Series 2012-97 Class JS, 6.078% 8/16/42 (m)(n)(p)		5,028,604	885,421
Series 2013-124:
Class ES, 8.4427% 4/20/39 (m)(p)		4,142,567	4,748,876
Class ST, 8.576% 8/20/39 (m)(p)		7,781,810	9,227,513
TOTAL U.S. GOVERNMENT AGENCY			295,447,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,146,885)			432,426,681
Commercial Mortgage Securities - 6.8%
		Principal Amount (d)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		$ 180,000	$ 205,908
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,351
Series 1997-D5 Class PS1, 1.5642% 2/14/43 (m)(n)		534,541	9,379
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(m)		1,500,000	1,486,360
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	535,679
Series 2006-2:
Class A4, 5.729% 5/10/45 (m)		21,565,600	22,289,665
Class AAB, 5.711% 5/10/45 (m)		227,459	228,639
Series 2006-3 Class A4, 5.889% 7/10/44		52,021,528	54,429,241
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,059,809
Series 2006-5 Class A2, 5.317% 9/10/47		2,545,926	2,544,207
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,855,647
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		26,433,141	27,892,223
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	185,758
Series 2005-1 Class CJ, 5.2936% 11/10/42 (m)		550,000	549,420
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)		5,908,000	5,936,051
Series 2005-5 Class D, 5.2426% 10/10/45 (m)		1,180,000	1,188,218
Series 2005-6 Class AJ, 5.1529% 9/10/47 (m)		300,000	308,288
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	151,502
Series 2007-3:
Class A3, 5.5907% 6/10/49 (m)		2,259,587	2,265,620
Class A4, 5.5907% 6/10/49 (m)		22,466,000	23,998,788
Series 2008-1 Class D, 6.2681% 2/10/51 (f)(m)		125,000	105,601
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,963,661	7,426,856
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (f)(m)		37,335	33,689
Series 2005-4A:
Class A2, 0.561% 1/25/36 (f)(m)		842,931	748,671
Class B1, 1.571% 1/25/36 (f)(m)		35,022	16,226
Class M1, 0.621% 1/25/36 (f)(m)		271,913	214,231
Class M2, 0.641% 1/25/36 (f)(m)		81,574	63,348
Class M3, 0.671% 1/25/36 (f)(m)		119,133	88,859
Class M4, 0.781% 1/25/36 (f)(m)		65,887	47,994
Class M5, 0.821% 1/25/36 (f)(m)		65,887	46,135
Class M6, 0.871% 1/25/36 (f)(m)		69,979	46,417
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A Class M4, 0.601% 10/25/36 (f)(m)		$ 49,179	$ 5,850
Series 2007-1 Class A2, 0.441% 3/25/37 (f)(m)		573,154	492,411
Series 2007-2A:
Class A1, 0.441% 7/25/37 (f)(m)		596,862	503,242
Class A2, 0.491% 7/25/37 (f)(m)		557,687	447,570
Class M1, 0.541% 7/25/37 (f)(m)		195,828	67,956
Class M2, 0.581% 7/25/37 (f)(m)		107,009	21,322
Class M3, 0.661% 7/25/37 (f)(m)		81,959	6,148
Series 2007-3:
Class A2, 0.461% 7/25/37 (f)(m)		538,649	450,257
Class M1, 0.481% 7/25/37 (f)(m)		116,990	90,251
Class M2, 0.511% 7/25/37 (f)(m)		125,391	80,523
Class M3, 0.541% 7/25/37 (f)(m)		197,586	83,979
Class M4, 0.671% 7/25/37 (f)(m)		310,240	94,785
Class M5, 0.771% 7/25/37 (f)(m)		148,818	24,786
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (f)(m)		236,116	44,649
Class M2, 1.2183% 9/25/37 (f)(m)		67,845	10,699
Series 2006-3A, Class IO, 0% 10/25/36 (f)(m)(n)		5,688,032	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(m)(n)		5,380,202	113,965
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4349% 3/11/39 (m)		450,000	461,396
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	636,521
Series 2006-T22 Class AJ, 5.5714% 4/12/38 (m)		400,000	415,729
Series 2007-PW16 Class A4, 5.7072% 6/11/40 (m)		1,112,000	1,195,151
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		121,731	120,480
Series 2006-T22:
Class A4, 5.5714% 4/12/38 (m)		217,711	224,347
Class B, 5.5714% 4/12/38 (f)(m)		200,000	211,249
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (f)(m)(n)		87,557,706	293,143
Series 2007-T28 Class X2, 0.1365% 9/11/42 (f)(m)(n)		54,532,420	74,328
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		563,563	624,484
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2066% 8/15/29 (f)(m)		$ 496,000	$ 470,565
Series 2014-CLMZ Class M, 5.9005% 8/15/29 (f)(m)		1,288,000	1,273,720
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.923% 8/15/26 (f)(m)		700,000	700,704
BWAY Mortgage Trust Series 2015-1740 Class E, 4.028% 1/13/35 (f)		1,000,000	987,107
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (f)(m)		360,464	342,617
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.172% 11/15/19 (f)(m)		680,000	681,439
Class F, 2.7557% 11/15/19 (f)(m)		119,000	109,904
Series 2014-CMZA Class MZA, 6.1485% 11/15/19 (f)(m)		1,000,000	1,001,771
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8949% 11/15/29 (f)		1,000,000	998,815
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5665% 12/15/27 (f)(m)		19,500,000	19,566,983
Class DPA, 3.1665% 12/15/27 (f)(m)		6,164,000	6,170,232
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5679% 12/15/47 (f)(m)		750,000	864,020
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6555% 6/15/31 (f)(m)		511,000	487,545
Class YTC3, 2.6555% 6/15/31 (f)(m)		184,000	172,353
Series 2014-FL1, 2.6555% 6/15/31 (f)(m)		511,000	495,363
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	852,638
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	395,372
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1059% 9/10/46 (f)(m)		1,010,000	1,027,536
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		6,266,071	6,496,211
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	174,196
Class A4, 5.322% 12/11/49		31,258,000	32,955,122
Series 2005-CD1 Class AJ, 5.2258% 7/15/44 (m)		500,000	510,602
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(m)	CAD	138,000	109,266
Class G, 5.01% 5/15/44 (f)(m)	CAD	30,000	23,227
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Claregold Trust Series 2007-2A: - continued
Class H, 5.01% 5/15/44 (f)(m)	CAD	20,000	$ 15,060
Class J, 5.01% 5/15/44 (f)(m)	CAD	20,000	14,348
Class K, 5.01% 5/15/44 (f)(m)	CAD	10,000	7,004
Class L, 5.01% 5/15/44 (f)(m)	CAD	36,000	24,041
Class M, 5.01% 5/15/44 (f)(m)	CAD	165,000	102,701
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	2,065,402
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.3168% 8/13/27 (f)(m)		735,000	728,763
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		1,410,000	1,141,822
Series 2012-CR5 Class D, 4.3354% 12/10/45 (f)(m)		740,000	763,950
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(m)		270,000	290,810
Class D, 4.958% 8/10/46 (f)(m)		790,000	784,001
Series 2013-CR12 Class D, 5.0852% 10/10/46 (f)(m)		1,176,000	1,194,237
Series 2013-CR9:
Class C, 4.2591% 7/10/45 (f)(m)		525,000	546,510
Class D, 4.2591% 7/10/45 (f)(m)		756,000	723,497
Series 2013-LC6 Class D, 4.2877% 1/10/46 (f)(m)		1,109,000	1,073,432
Series 2014-CR15 Class D, 4.767% 2/10/47 (f)(m)		258,000	257,732
Series 2014-CR17 Class D, 4.7996% 5/10/47 (f)(m)		567,000	559,569
Series 2014-UBS2 Class D, 5.0156% 3/10/47 (f)(m)		844,000	825,175
Series 2015-3BP Class F, 3.238% 2/10/35 (f)(m)		1,000,000	896,080
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (f)(m)		126,140	126,168
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (m)		2,972,229	3,103,459
Series 2005-LP5 Class F, 5.2779% 5/10/43 (f)(m)		1,290,000	1,316,849
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		1,586,297	1,522,340
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		302,000	332,954
Class H, 6% 11/17/32		599,208	637,236
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2448% 6/10/44 (m)		905,000	910,550
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,278,895
Series 2012-CR1:
Class C, 5.3595% 5/15/45 (m)		850,000	951,006
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR1: - continued
Class D, 5.3595% 5/15/45 (f)(m)		$ 1,510,000	$ 1,604,251
Series 2012-CR2:
Class E, 4.8574% 8/15/45 (f)(m)		1,727,000	1,790,873
Class F, 4.25% 8/15/45 (f)		1,418,000	1,247,237
Series 2012-LC4:
Class C, 5.6467% 12/10/44 (m)		260,000	294,596
Class D, 5.6467% 12/10/44 (f)(m)		870,000	940,500
Series 2014-CR2 Class G, 4.25% 8/15/45 (f)		403,000	308,920
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		27,691	27,576
Series 2007-C3 Class A4, 5.6983% 6/15/39 (m)		16,935,260	18,111,787
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,853,292
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (f)(m)		1,301,342	1,295,926
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,397,944	1,504,544
Class H, 6% 5/17/40 (f)		90,316	74,974
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		712,544	735,935
Class G, 6.75% 11/15/30 (f)		180,000	194,063
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(m)(n)		5,393	0*
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(m)		148,623	149,673
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (f)(m)		2,907,000	315,991
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5574% 11/10/46 (f)(m)		500,000	559,850
Class E, 5.5574% 11/10/46 (f)(m)		870,000	957,348
Class F, 5.5574% 11/10/46 (f)(m)		1,560,000	1,524,872
Class G, 4.652% 11/10/46 (f)		1,654,000	1,452,968
Class XB, 0.2465% 11/10/46 (f)(m)(n)		20,920,000	356,037
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,024,717
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(m)		290,124	292,091
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (m)		1,668,604	1,670,071
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac: - continued
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (m)(n)		$ 1,640,000	$ 212,396
Series K012 Class X3, 2.288% 1/25/41 (m)(n)		1,800,000	209,209
Series K013 Class X3, 2.8068% 1/25/43 (m)(n)		820,000	117,667
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,490,470
Series K034 Class A2, 3.531% 7/25/23		17,648,185	19,095,213
Series K042 Class A1, 2.267% 6/25/24		8,777,075	8,807,152
Series K716 Class A2, 3.13% 6/25/21		3,482,713	3,672,726
Series KAIV Class X2, 3.6147% 6/25/46 (m)(n)		420,000	79,608
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1935% 9/25/45 (f)(m)		1,290,000	1,444,794
Series 2011-K10 Class B, 4.6154% 11/25/49 (f)(m)		240,000	259,590
Series 2011-K11 Class B, 4.4208% 12/25/48 (f)(m)		750,000	811,503
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class AFX, 3.2349% 12/15/19 (f)		18,600,000	19,171,747
Class BFX, 3.3822% 12/15/19 (f)		18,910,000	19,150,620
Class CFX, 3.3822% 12/15/19 (f)		14,152,000	14,084,864
Class DFX, 3.3822% 12/15/19 (f)		11,994,000	11,716,550
Class EFX, 3.3822% 12/15/19 (f)		1,000,000	937,629
Class FFX, 3.3822% 12/15/19 (f)		299,000	275,458
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		360,976	361,090
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		33,340,000	35,322,463
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	359,998
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		250,041	267,772
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	672,456
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		4,820	4,735
GP Portfolio Trust Series 2014-GPP:
Class D, 2.917% 2/15/27 (f)(m)		291,000	290,030
Class E, 4.017% 2/15/27 (f)(m)		142,000	141,383
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,259,891
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (m)		42,543,531	44,212,897
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (m)		9,252,000	9,436,883
Series 2010-C1:
Class D, 6.0399% 8/10/43 (f)(m)		1,255,000	1,383,473
Class E, 4% 8/10/43 (f)		1,240,000	1,132,022
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1: - continued
Class F, 4% 8/10/43 (f)		$ 894,000	$ 761,096
Class X, 1.4994% 8/10/43 (f)(m)(n)		5,477,107	336,114
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (f)(m)		750,000	750,000
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		8,758,605	9,224,397
Series 2010-C2:
Class D, 5.2224% 12/10/43 (f)(m)		720,000	769,647
Class XA, 0.6533% 12/10/43 (f)(m)(n)		5,359,904	44,964
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (f)(m)		1,050,000	1,175,318
Class D, 5.3067% 8/10/44 (f)(m)		480,000	512,278
Class E, 5.3067% 8/10/44 (f)(m)		210,000	199,501
Class F, 4.5% 8/10/44 (f)		1,020,000	834,666
Series 2012-GC6:
Class D, 5.6366% 1/10/45 (f)(m)		210,000	223,702
Class E, 5% 1/10/45 (f)(m)		412,000	377,355
Series 2012-GC6I Class F, 5% 1/10/45 (m)		390,000	317,811
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (m)		630,000	714,747
Class D, 5.7228% 5/10/45 (f)(m)		1,054,000	1,126,458
Class E, 5% 5/10/45 (f)		1,311,000	1,223,196
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(m)		1,170,000	1,182,629
Class E, 4.8544% 11/10/45 (f)(m)		1,290,000	1,155,640
Series 2013-GC10 Class D, 4.4143% 2/10/46 (f)(m)		740,000	724,224
Series 2013-GC12 Class D, 4.4778% 6/10/46 (f)(m)		219,000	213,802
Series 2013-GC13 Class D, 4.0707% 7/10/46 (f)(m)		1,092,000	1,037,147
Series 2013-GC16:
Class C, 5.314% 11/10/46 (m)		662,844	735,830
Class D, 5.323% 11/10/46 (f)(m)		967,000	999,902
Class F, 3.5% 11/10/46 (f)		999,000	785,589
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4165% 7/15/29 (f)(m)		617,000	609,517
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		2,450,000	2,487,227
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,142,380
Class EFX, 5.2216% 11/5/30 (f)(m)		2,000,000	2,037,108
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.5616% 9/15/47 (f)		525,000	492,776
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(m)		$ 500,000	$ 499,664
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		440,000	476,730
Series 2003-C1:
Class D, 5.192% 1/12/37		27,909	27,926
Class F, 5.6567% 1/12/37 (f)(m)		250,000	252,023
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(m)		380,000	461,772
Class D, 7.4453% 12/5/27 (f)(m)		1,885,000	2,265,065
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	697,510
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(m)		695,000	801,440
Series 2012-CBX:
Class C, 5.24% 6/15/45 (m)		250,000	275,971
Class D, 5.24% 6/16/45 (f)(m)		690,000	744,404
Class E, 5.24% 6/15/45 (f)(m)		620,000	647,544
Class F, 4% 6/15/45 (f)		820,000	722,837
Class G 4% 6/15/45 (f)		1,079,000	830,268
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (f)(m)		150,801	149,262
Class F, 0.503% 11/15/18 (f)(m)		380,931	370,336
Class G, 0.533% 11/15/18 (f)(m)		330,997	319,358
Class H, 0.673% 11/15/18 (f)(m)		254,476	243,963
Class J, 0.823% 11/15/18 (f)(m)		257,928	242,518
Series 2013-JWMZ Class M, 6.173% 4/15/18 (f)(m)		171,002	171,057
Series 2013-JWRZ Class E, 3.913% 4/15/30 (f)(m)		482,000	482,266
Series 2014-BXH:
Class A, 1.073% 4/15/27 (f)(m)		3,000,000	2,999,382
Class C, 1.823% 4/15/27 (f)(m)		4,460,000	4,453,734
Class D, 2.423% 4/15/27 (f)(m)		9,517,000	9,484,852
Series 2014-FBLU Class E, 3.667% 12/15/28 (f)(m)		1,038,000	1,036,611
Series 2014-INN:
Class E, 3.773% 6/15/29 (f)(m)		683,000	682,369
Class F, 4.173% 6/15/29 (f)(m)		1,006,000	1,009,321
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,175,095	15,999,452
Series 2006-CB17 Class A4, 5.429% 12/12/43		7,263,132	7,627,349
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		$ 26,057,007	$ 27,224,101
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,237,374	9,756,700
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,411,622	2,552,709
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (m)		12,470,000	13,381,488
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (m)		29,428,107	31,502,818
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,195,394	25,715,494
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	170,068
Series 2004-LN2 Class D, 5.3% 7/15/41 (m)		420,000	388,576
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	661,924
Series 2005-LDP5 Class AJ, 5.3492% 12/15/44 (m)		360,000	368,476
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (m)		9,520,000	9,892,451
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (m)		113,826	2,754
Series 2011-C4:
Class E, 5.4143% 7/15/46 (f)(m)		1,130,000	1,230,754
Class F, 3.873% 7/15/46 (f)		105,000	98,571
Class H, 3.873% 7/15/46 (f)		672,000	482,525
Class TAC2, 7.99% 7/15/46 (f)		671,000	718,051
Series 2011-C5:
Class B. 5.3229% 8/15/46 (f)(m)		1,140,000	1,307,198
Class C, 5.3229% 8/15/46 (f)(m)		1,102,648	1,234,020
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (m)		1,115,000	1,130,153
Class D, 4.2403% 4/15/46 (m)		1,430,000	1,377,572
Series 2014-DSTY Class E, 3.8046% 6/10/27 (f)(m)		1,156,000	1,070,468
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (m)		21,615,000	23,362,313
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,920,705
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,534,227
Class AM, 5.263% 11/15/40 (m)		137,000	139,585
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	901,829
Class AM, 5.413% 9/15/39		1,500,000	1,584,980
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	993,287
Class AM, 5.378% 11/15/38		160,000	168,933
Series 2007-C1 Class A4, 5.424% 2/15/40		16,540,168	17,584,547
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C2 Class A3, 5.43% 2/15/40		$ 3,240,158	$ 3,448,023
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(m)		192,617	192,837
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	750,924
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		237,714	238,127
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,031,995
Series 2006-C4:
Class AJ, 5.8576% 6/15/38 (m)		1,060,000	1,112,299
Class AM, 5.8576% 6/15/38 (m)		500,000	527,070
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,203,993	2,317,055
Series 2007-C7 Class A3, 5.866% 9/15/45		12,810,516	14,022,365
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3328% 6/25/43 (f)(m)		310,000	313,196
Series 2014-2:
Class D, 5.1233% 1/20/41 (f)(m)		256,000	246,198
Class E, 5.1233% 1/20/41 (f)(m)		400,000	334,707
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (f)(m)		260,000	262,600
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3907% 10/12/39 (f)(m)	CAD	320,000	259,132
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		200,259	200,387
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3658% 1/12/44 (m)		220,000	226,892
Series 2005-LC1 Class F, 5.4198% 1/12/44 (f)(m)		1,655,000	1,615,343
Series 2006-C1:
Class AJ, 5.686% 5/12/39 (m)		530,000	536,322
Class AM, 5.686% 5/12/39 (m)		100,000	104,459
Series 2007-C1 Class A4, 5.837% 6/12/50 (m)		9,429,517	10,160,540
Series 2008-C1 Class A4, 5.69% 2/12/51		2,980,209	3,237,842
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (m)		846,023	890,065
Class ASB, 5.133% 12/12/49 (m)		419,503	426,184
Series 2007-5 Class A4, 5.378% 8/12/48		18,243,527	19,310,919
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	15,678,327
Series 2007-7 Class A4, 5.7473% 6/12/50 (m)		6,656,000	7,164,658
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	591,881
Series 2007-7 Class B, 5.7473% 6/12/50 (m)		166,000	6,756
Series 2007-8 Class A3, 5.8862% 8/12/49 (m)		1,640,000	1,781,222
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		$ 1,999	$ 1,994
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		180	180
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6615% 11/15/45 (f)(m)		1,357,000	1,411,807
Series 2013-C12 Class D, 4.7683% 10/15/46 (f)(m)		1,000,000	977,448
Series 2013-C13 Class D, 4.8953% 11/15/46 (f)(m)		1,019,000	1,000,976
Series 2013-C7:
Class D, 4.3015% 2/15/46 (f)(m)		810,000	789,748
Class E, 4.3015% 2/15/46 (f)(m)		340,000	298,856
Series 2013-C8 Class D, 4.1708% 12/15/48 (f)(m)		400,000	386,162
Series 2013-C9:
Class C, 4.0707% 5/15/46 (m)		620,000	629,337
Class D, 4.1587% 5/15/46 (f)(m)		1,740,000	1,665,213
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.373% 7/15/19 (f)(m)		357,716	318,618
Class J, 0.597% 7/15/19 (f)(m)		335,939	333,086
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (f)(m)		7,568	7,530
Class D, 0.357% 10/15/20 (f)(m)		667,354	663,329
Class E, 0.417% 10/15/20 (f)(m)		834,661	827,289
Class F, 0.467% 10/15/20 (f)(m)		500,899	496,225
Class G, 0.507% 10/15/20 (f)(m)		619,188	611,552
Class H, 0.597% 10/15/20 (f)(m)		389,758	377,156
Class J, 0.747% 10/15/20 (f)(m)		225,021	206,494
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	657,050
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)		164,901	165,198
Series 2012-C4 Class E, 5.525% 3/15/45 (f)(m)		1,210,000	1,284,985
Series 1997-RR Class F, 7.435% 4/30/39 (f)(m)		67,804	67,973
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,035	203,054
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	212,543
Class O, 5.91% 11/15/31 (f)		167,403	121,562
Series 2004-IQ7 Class E, 5.189% 6/15/38 (f)(m)		120,000	123,605
Series 2005-HQ5 Class B, 5.272% 1/14/42		114,813	114,879
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		1,000,000	1,008,709
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (m)		465,241	475,056
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	762,272
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Class A2, 5.6074% 4/12/49 (m)		$ 2,143,802	$ 2,143,285
Series 2007-IQ14:
Class A4, 5.692% 4/15/49		89,155,000	95,543,491
Class B, 5.7403% 4/15/49 (m)		469,000	40,361
Series 2011-C1:
Class C, 5.2511% 9/15/47 (f)(m)		970,000	1,079,834
Class D, 5.2511% 9/15/47 (f)(m)		1,760,000	1,919,573
Class E, 5.2511% 9/15/47 (f)(m)		573,100	608,710
Series 2011-C2:
Class D, 5.3039% 6/15/44 (f)(m)		580,000	632,404
Class E, 5.3039% 6/15/44 (f)(m)		600,000	637,492
Class F, 5.3039% 6/15/44 (f)(m)		550,000	531,265
Class XB, 0.4588% 6/15/44 (f)(m)(n)		9,001,008	249,454
Series 2011-C3:
Class C, 5.1828% 7/15/49 (f)(m)		1,000,000	1,096,289
Class D, 5.1828% 7/15/49 (f)(m)		1,130,000	1,219,369
Class E, 5.1828% 7/15/49 (f)(m)		400,000	423,930
Series 2012-C4 Class D, 5.525% 3/15/45 (f)(m)		330,000	361,797
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5075% 7/15/33 (f)(m)		150,000	171,225
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (f)		1,155,000	1,145,373
Class F, 5% 2/5/30 (f)		378,000	365,422
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		273,000	293,162
Class D, 6.45% 1/22/26 (f)		740,731	806,313
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		967,650	1,297,135
RBSCF Trust Series 2010-MB1 Class D, 4.2114% 4/15/24 (f)(m)		1,238,000	1,239,403
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	87,232
Class G, 4.456% 9/12/38 (f)	CAD	54,000	43,375
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,939
Class J, 4.456% 9/12/38 (f)	CAD	36,000	27,037
Class K, 4.456% 9/12/38 (f)	CAD	18,000	13,054
Class L, 4.456% 9/12/38 (f)	CAD	26,000	17,596
Class M, 4.456% 9/12/38 (f)	CAD	104,391	64,123
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	102,947
Class G, 4.57% 4/12/23	CAD	42,000	33,978
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1: - continued
Class H, 4.57% 4/12/23	CAD	42,000	$ 33,644
Class J, 4.57% 4/12/23	CAD	42,000	33,315
Class K, 4.57% 4/12/23	CAD	21,000	16,495
Class L, 4.57% 4/12/23	CAD	63,000	49,003
Class M, 4.57% 4/12/23	CAD	155,242	102,953
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		253,928	84,248
SCG Trust Series 2013-SRP1 Class D, 3.5102% 11/15/26 (f)(m)		880,000	861,949
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4165% 11/15/27 (f)(m)		794,000	797,267
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5559% 8/15/39 (m)		170,000	172,429
Series 2007-C4 Class F, 5.5559% 8/15/39 (m)		820,000	711,343
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	281,294
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (f)(m)		693,000	730,159
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (f)(m)		310,000	306,204
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(m)		970,000	929,289
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(m)		1,299,000	1,288,555
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	210,166
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (f)(m)		180,144	177,518
Class J, 0.773% 9/15/21 (f)(m)		395,545	375,433
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (f)(m)		4,565,501	4,375,042
Class LXR1, 0.873% 6/15/20 (f)(m)		233,698	226,636
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,635,860	9,151,093
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,208,040
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	49,860,353
Series 2007-C32 Class A3, 5.7206% 6/15/49 (m)		40,608,000	43,449,821
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (m)		25,953,352	27,670,478
Class A5, 5.9428% 2/15/51 (m)		19,259,000	20,986,089
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C11:
Class D, 5.1387% 1/15/41 (m)		$ 360,000	$ 370,419
Class E, 5.1887% 1/15/41 (m)		327,000	336,763
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,914,352
Series 2005-C22:
Class B, 5.3597% 12/15/44 (m)		4,218,000	4,176,276
Class F, 5.3597% 12/15/44 (f)(m)		3,171,000	799,754
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,104,872
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		21,820,307	22,916,210
Series 2007-C31 Class C, 5.6742% 4/15/47 (m)		522,000	513,445
Series 2007-WHL8 Class D, 0.473% 6/15/20 (m)		9,900,000	9,685,002
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5757% 11/15/43 (f)(m)(n)		20,614,217	607,583
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	611,314
Class D, 4.7777% 10/15/45 (f)(m)		1,621,000	1,651,634
Series 2013-LC12 Class C, 4.4405% 7/15/46 (m)		600,000	626,439
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)		325,000	267,573
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	398,472
Class D, 5.5495% 3/15/44 (f)(m)		800,000	872,432
Class E, 5% 3/15/44 (f)		890,000	835,022
Series 2011-C4:
Class D, 5.245% 6/15/44 (f)(m)		408,000	442,596
Class E, 5.245% 6/15/44 (f)(m)		439,432	467,314
Series 2011-C5:
Class C, 5.6349% 11/15/44 (f)(m)		260,000	295,163
Class D, 5.6349% 11/15/44 (f)(m)		600,000	669,216
Class E, 5.6349% 11/15/44 (f)(m)		1,410,000	1,542,955
Class F, 5.25% 11/15/44 (f)(m)		933,000	872,794
Class G, 5.25% 11/15/44 (f)(m)		329,000	287,513
Class XA, 1.9837% 11/15/44 (f)(m)(n)		4,973,859	431,641
Series 2012-C10:
Class D, 4.458% 12/15/45 (f)(m)		380,000	374,068
Class E, 4.458% 12/15/45 (f)(m)		1,190,000	1,038,991
Class F, 4.458% 12/15/45 (f)(m)		1,726,000	1,352,494
Series 2012-C6 Class D, 5.5617% 4/15/45 (f)(m)		540,000	581,658
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class C, 4.845% 6/15/45 (m)		$ 1,270,000	$ 1,380,115
Class E, 4.845% 6/15/45 (f)(m)		2,039,000	2,097,807
Class F, 4.5% 6/15/45 (f)		357,000	314,265
Class G, 4.5% 6/15/45 (f)		700,000	530,802
Series 2012-C8 Class D, 4.8761% 8/15/45 (f)(m)		650,000	694,769
Series 2013-C11:
Class D, 4.1817% 3/15/45 (f)(m)		870,000	845,741
Class E, 4.1817% 3/15/45 (f)(m)		1,750,000	1,499,271
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(m)		600,000	576,139
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,255,145,889)			1,298,722,032
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,324,486
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	4,017,109
7.3% 10/1/39		18,415,000	27,760,613
7.5% 4/1/34		9,105,000	13,809,645
7.6% 11/1/40		12,540,000	20,205,326
7.625% 3/1/40		5,410,000	8,556,456
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,585,352
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,903,494
Series 2012 B, 5.432% 1/1/42		3,285,000	3,057,284
6.314% 1/1/44		19,560,000	20,455,261
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,483,639
5.1% 6/1/33		63,045,000	63,626,275
Series 2010-1, 6.63% 2/1/35		11,945,000	13,460,343
Series 2010-3:
5.547% 4/1/19		330,000	359,268
6.725% 4/1/35		17,810,000	20,217,734
7.35% 7/1/35		8,165,000	9,742,560
Series 2011:
4.961% 3/1/16		1,035,000	1,071,887
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.365% 3/1/17		$ 395,000	$ 424,645
5.665% 3/1/18		11,035,000	12,033,668
5.877% 3/1/19		32,895,000	36,446,015
Series 2013:
2.69% 12/1/17		3,365,000	3,423,147
3.14% 12/1/18		3,490,000	3,522,248
TOTAL MUNICIPAL SECURITIES (Cost $266,785,551)			286,486,455
Foreign Government and Government Agency Obligations - 1.5%

Arab Republic of Egypt 6.875% 4/30/40 (f)		600,000	599,220
Argentine Republic:
7% 10/3/15		13,250,000	13,195,896
7% 4/17/17		8,895,000	8,704,993
Azerbaijan Republic 4.75% 3/18/24 (f)		760,000	767,782
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,636,063
6.369% 6/16/18 (f)		12,810,000	13,693,890
Belarus Republic:
8.75% 8/3/15 (Reg. S)		7,750,000	7,304,375
8.95% 1/26/18		3,450,000	2,760,000
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,654,825
5.625% 1/7/41		13,285,000	13,285,000
7.125% 1/20/37		1,875,000	2,231,250
8.25% 1/20/34		1,535,000	1,983,988
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,745,000	2,772,450
City of Buenos Aires 8.95% 2/19/21 (f)		1,860,000	1,934,400
Colombian Republic:
5.625% 2/26/44		550,000	629,750
6.125% 1/18/41		1,160,000	1,406,500
7.375% 9/18/37		1,680,000	2,297,400
10.375% 1/28/33		2,100,000	3,318,000
Congo Republic 3.5% 6/30/29 (e)		4,157,010	3,581,264
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,955,188
4.375% 4/30/25 (f)		890,000	827,700
5.625% 4/30/43 (f)		490,000	424,463
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Costa Rican Republic: - continued
7% 4/4/44 (f)		$ 1,050,000	$ 1,060,500
Croatia Republic:
5.5% 4/4/23 (f)		410,000	440,402
6% 1/26/24 (f)		1,400,000	1,559,250
6.25% 4/27/17 (f)		675,000	721,406
6.375% 3/24/21 (f)		760,000	849,264
6.625% 7/14/20 (f)		1,670,000	1,868,313
6.75% 11/5/19 (f)		2,050,000	2,290,875
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22		450,000	459,000
6% 1/14/19 (f)		1,150,000	1,187,375
6.25% 10/4/20 (f)		1,355,000	1,412,588
6.25% 7/27/21 (f)		560,000	584,500
Dominican Republic:
1.139% 8/30/24 (m)		2,200,000	2,136,200
5.875% 4/18/24 (f)		270,000	288,900
5.875% 4/18/24		585,000	625,950
6.85% 1/27/45 (f)		1,395,000	1,485,675
7.45% 4/30/44 (f)		2,240,000	2,592,800
7.5% 5/6/21 (f)		1,880,000	2,119,700
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	713,813
7.65% 6/15/35 (Reg. S)		1,165,000	1,240,725
8.25% 4/10/32 (Reg. S)		575,000	657,656
Georgia Republic 6.875% 4/12/21 (f)		720,000	797,400
German Federal Republic 0.5% 2/15/25	EUR	1,175,000	1,336,974
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	613,275
Hungarian Republic:
5.375% 3/25/24		594,000	672,408
5.75% 11/22/23		1,910,000	2,210,825
6.375% 3/29/21		1,265,000	1,479,746
7.625% 3/29/41		1,980,000	2,905,650
Indonesian Republic:
2.875% 7/8/21	EUR	2,400,000	2,820,006
3.375% 4/15/23 (f)		555,000	550,144
4.875% 5/5/21 (f)		710,000	782,775
5.25% 1/17/42 (f)		715,000	763,263
5.375% 10/17/23		400,000	452,500
5.875% 3/13/20 (f)		490,000	558,600
5.875% 3/13/20 (Reg. S)		2,450,000	2,793,000
6.625% 2/17/37 (f)		950,000	1,174,438
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 690,000	$ 898,725
7.75% 1/17/38 (f)		2,270,000	3,148,354
8.5% 10/12/35 (Reg. S)		1,860,000	2,725,253
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,210,000	3,266,175
7.125% 3/31/16 (Reg. S)		100,000	101,750
7.25% 4/15/19 (f)		3,010,000	3,062,675
8.25% 4/15/24 (f)		1,000,000	1,022,700
Ivory Coast 5.75% 12/31/32		3,150,000	2,995,650
Lebanese Republic:
4% 12/31/17		2,983,500	2,965,002
5.45% 11/28/19		575,000	573,850
6.375% 3/9/20		380,000	393,452
Lithuanian Republic 7.375% 2/11/20 (f)		1,565,000	1,913,213
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,872,360
5.5% 12/11/42 (f)		600,000	667,500
Panamanian Republic:
4% 9/22/24		510,000	536,775
6.7% 1/26/36		460,000	608,925
8.875% 9/30/27		335,000	493,706
9.375% 4/1/29		965,000	1,483,688
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		1,700,000	2,703,000
Philippine Republic:
7.75% 1/14/31		665,000	999,163
9.5% 2/2/30		1,335,000	2,236,125
10.625% 3/16/25		1,030,000	1,676,325
Plurinational State of Bolivia:
5.95% 8/22/23 (f)		885,000	929,250
5.95% 8/22/23		400,000	420,000
Polish Government:
3% 3/17/23		1,465,000	1,479,650
5% 3/23/22		1,805,000	2,053,188
Provincia de Cordoba 12.375% 8/17/17 (f)		1,990,000	2,019,850
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		383,800	376,124
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,000,000	990,000
Republic of Armenia 6% 9/30/20 (f)		2,455,000	2,381,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Iceland 5.875% 5/11/22 (f)		$ 1,500,000	$ 1,712,291
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,325,000
Republic of Namibia 5.5% 11/3/21 (f)		400,000	430,960
Republic of Paraguay 4.625% 1/25/23 (f)		225,000	233,719
Republic of Serbia:
5.25% 11/21/17 (f)		765,000	802,982
5.875% 12/3/18 (f)		2,180,000	2,351,675
6.75% 11/1/24 (f)		2,312,083	2,355,060
7.25% 9/28/21 (f)		1,450,000	1,696,761
Republic of Zambia 5.375% 9/20/22 (f)		800,000	741,400
Romanian Republic:
4.375% 8/22/23 (f)		796,000	860,914
6.125% 1/22/44 (f)		1,472,000	1,917,280
Russian Federation:
5.625% 4/4/42 (f)		400,000	339,000
5.875% 9/16/43 (f)		1,700,000	1,483,590
7.5% 3/31/30 (Reg. S)		2,126,785	2,277,893
12.75% 6/24/28 (Reg. S)		4,305,000	6,150,037
South African Republic:
5.875% 9/16/25		2,235,000	2,574,720
6.25% 3/8/41		500,000	614,100
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,104,936
Turkish Republic:
4.875% 4/16/43		640,000	634,285
5.125% 3/25/22		515,000	550,020
5.625% 3/30/21		815,000	892,839
6.25% 9/26/22		680,000	774,856
6.75% 4/3/18		1,075,000	1,196,419
6.75% 5/30/40		975,000	1,209,000
6.875% 3/17/36		1,795,000	2,225,262
7% 3/11/19		685,000	777,818
7.25% 3/5/38		1,150,000	1,495,000
7.375% 2/5/25		1,695,000	2,106,309
7.5% 11/7/19		1,215,000	1,420,700
8% 2/14/34		570,000	785,460
11.875% 1/15/30		630,000	1,113,714
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		915,000	361,608
Ukraine Government:
6.875% 9/23/15 (Reg. S)		1,500,000	750,300
7.8% 11/28/22 (f)		1,550,000	652,736
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government: - continued
9.25% 7/24/17 (f)		$ 1,495,000	$ 636,123
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,178,130
3.25% 1/22/44	GBP	3,000,000	5,356,906
4.5% 9/7/34	GBP	165,000	341,543
United Mexican States:
4.6% 1/23/46		695,000	724,538
4.75% 3/8/44		13,662,000	14,548,145
6.05% 1/11/40		1,206,000	1,519,560
6.75% 9/27/34		800,000	1,088,000
7.5% 4/8/33		360,000	522,000
8.3% 8/15/31		420,000	647,850
United Republic of Tanzania 6.3289% 3/9/20 (m)		655,000	673,013
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,930,000	2,721,300
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,095,000	6,314,100
9% 5/7/23 (Reg. S)		1,155,000	438,900
9.25% 9/15/27		1,250,000	496,875
9.25% 5/7/28 (Reg. S)		480,000	181,200
9.375% 1/13/34		365,000	140,525
11.75% 10/21/26 (Reg. S)		895,000	380,375
11.95% 8/5/31 (Reg. S)		2,910,000	1,229,475
12.75% 8/23/22		2,000,000	968,000
Vietnamese Socialist Republic:
1.1875% 3/12/16 (m)		384,783	383,821
4% 3/12/28 (e)		4,288,667	4,294,027
4.8% 11/19/24 (f)		1,000,000	1,050,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $282,822,736)			291,277,121
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,418)	EUR	65,000	83,416
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A (a)	21,200	$ 1,398,564
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,697,574
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	328,054
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		462,462
TOTAL COMMON STOCKS (Cost $5,765,815)		4,558,600
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	260,719
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	463,500
		724,219
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,368,236
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	395,550
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	702,696
Series D, 7.50%	5,942	151,105
Boston Properties, Inc. 5.25%	17,500	432,775
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	200,952
Series E, 6.625%	25,000	660,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	263,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust Series L, 7.375%	12,221	$ 326,301
CYS Investments, Inc. Series B, 7.50%	21,700	517,979
DDR Corp. Series K, 6.25%	17,823	461,437
Digital Realty Trust, Inc. Series E, 7.00%	10,000	266,300
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,367	483,052
Essex Property Trust, Inc. Series H, 7.125%	9,354	250,687
First Potomac Realty Trust 7.75%	15,000	387,750
Hersha Hospitality Trust Series B, 8.00%	13,844	365,620
Hospitality Properties Trust Series D, 7.125%	10,000	267,700
LaSalle Hotel Properties Series H, 7.50%	10,000	261,300
PS Business Parks, Inc.:
Series R, 6.875%	10,000	259,200
Series S, 6.45%	21,000	556,710
Public Storage:
Series P, 6.50%	12,000	312,840
Series R, 6.35%	10,500	278,355
Series S, 5.90%	20,000	513,000
Realty Income Corp. Series F, 6.625%	12,000	321,000
Regency Centers Corp. Series 6, 6.625%	5,510	147,448
Retail Properties America, Inc. 7.00%	24,109	631,174
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	490,118
Stag Industrial, Inc. Series A, 9.00%	20,000	546,400
Sun Communities, Inc. Series A, 7.125%	29,801	791,217
Taubman Centers, Inc. Series J, 6.50%	11,338	293,314
		11,535,380
TOTAL FINANCIALS		15,903,616
TOTAL PREFERRED STOCKS (Cost $15,802,678)		16,627,835
Bank Loan Obligations - 5.5%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (m)		$ 1,498,000	$ 1,494,255
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (m)		4,659,000	4,356,165
Tranche 2LN, term loan 10% 11/27/21 (m)		1,594,000	1,374,825
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (m)		1,047,000	1,045,691
			8,270,936
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (m)		1,867,000	1,857,665
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (m)		1,291,000	1,282,931
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.25% 1/30/20 (m)		1,505,000	1,503,119
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (m)		1,093,000	1,083,436
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (m)		4,310,000	4,277,675
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (m)		3,952,000	3,961,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)		14,566,978	13,656,542
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (m)		4,993,460	4,962,251
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (m)		2,628,000	2,631,285
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (m)		749,000	741,510
			32,817,698
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (m)		3,542,075	3,515,509
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (m)		13,681,000	13,681,000
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (m)		1,425,000	1,421,438
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (m)		3,764,000	3,782,820
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (m)		$ 7,064,000	$ 6,816,760
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)		16,581,300	15,068,256
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (m)		2,615,000	2,621,538
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (m)		2,138,000	2,138,000
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (m)		3,764,000	3,764,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (m)		903,000	914,288
Tranche B 1LN, term loan 5% 2/1/20 (m)		4,641,000	4,664,205
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(m)		1,874,000	1,480,460
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (m)		3,602,000	3,611,005
Tranche B 1LN, term loan 3.5% 6/27/20 (m)		5,158,000	5,132,210
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (m)		5,328,000	5,328,000
5.5% 11/21/19 (m)		2,283,000	2,283,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)		7,983,789	7,983,789
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (m)		6,899,291	6,899,291
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (m)		3,815,000	3,817,861
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (m)		569,250	569,250
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		1,933,000	1,921,015
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (m)		4,354,000	4,293,044
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (m)		560,000	563,500
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (m)		2,129,000	2,129,000
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (m)		2,410,000	2,410,000
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (m)		3,917,000	3,926,793
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (m)		384,925	386,850
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (m)		$ 14,129,000	$ 14,129,000
Tranche B, term loan 6% 10/18/20 (m)		514,000	514,000
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (m)		1,829,000	1,787,848
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (m)		1,630,000	1,611,663
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (m)		5,171,000	5,171,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (m)		2,142,000	1,820,700
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (m)		1,520,000	1,499,100
			137,656,193
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (m)		2,130,000	2,118,019
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (m)		3,354,000	3,349,808
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0162% 4/10/20 (m)		2,962,000	2,954,595
Media - 0.4%
Block Communications, Inc. Tranche B, term loan 4.25% 11/7/21 (m)		1,785,000	1,791,783
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (m)		862,000	858,768
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (m)		4,222,000	4,206,168
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (m)		1,501,000	1,487,866
Tranche F, term loan 3% 1/3/21 (m)		6,802,278	6,768,267
Clear Channel Communications, Inc. Tranche D, term loan 6.922% 1/30/19 (m)		12,485,000	11,923,175
CSC Holdings LLC Tranche B, term loan 2.672% 4/17/20 (m)		1,537,000	1,529,315
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (m)		6,505,000	5,578,038
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (m)		1,810,398	1,801,346
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (m)		1,505,000	1,503,119
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (m)		$ 3,003,000	$ 2,991,889
Tranche 2LN, term loan 7.5% 7/25/22 (m)		1,880,000	1,875,300
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (m)		491,000	481,794
Tranche A 1LN, term loan 1/7/22 (r)		1,129,000	1,119,121
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (m)		1,962,000	1,964,453
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (m)		1,863,000	1,863,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (m)		6,107,296	6,130,199
Tranche B 2LN, term loan 4.5% 5/8/20 (m)		5,283,704	5,303,518
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (m)		3,011,000	3,011,000
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (m)		4,458,569	4,441,849
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (m)		2,591,000	2,591,000
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (m)		1,355,000	1,346,531
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (m)		1,837,000	1,837,000
WMG Acquisition Corp. term loan 3.75% 7/1/20 (m)		1,488,000	1,458,240
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (m)		1,391,000	1,378,898
Tranche B 2LN, term loan 3.5% 1/15/22 (m)		897,000	889,196
Tranche B 3LN, term loan 3.5% 1/15/22 (m)		1,475,000	1,462,168
			77,593,001
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B, term loan 2/6/22 (r)		7,528,000	7,546,820
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (m)		3,309,500	3,268,131
6% 5/22/18 (m)		15,670,334	15,572,394
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (m)		6,164,000	6,071,540
			32,458,885
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (m)		3,736,000	3,731,330
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (m)		1,882,000	1,816,130
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (m)		$ 1,879,000	$ 1,857,861
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (m)		4,044,000	3,811,470
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (m)		4,425,000	4,408,406
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (m)		1,352,000	1,348,620
PetSmart, Inc. Tranche B, term loan 2/18/22 (r)		10,183,000	10,246,644
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)		3,137,000	2,697,820
			29,918,281
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (m)		1,482,238	1,415,537
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (m)		3,764,000	3,787,525
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (m)		2,041,000	2,046,103
			7,249,165
TOTAL CONSUMER DISCRETIONARY			337,527,177
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (m)		1,332,000	1,332,000
Tranche B 1LN, term loan 5.75% 11/13/21 (m)		6,523,000	6,539,308
			7,871,308
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (m)		3,764,000	3,792,230
Tranche B 3LN, term loan 5% 8/25/19 (m)		1,723,000	1,723,000
Tranche B 4LN, term loan 5.5% 8/25/21 (m)		16,078,000	16,198,585
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (m)		653,000	648,103
Tranche B 1LN, term loan 4.5% 9/26/19 (m)		5,994,000	5,971,523
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (m)		1,486,000	1,486,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (m)		$ 1,129,000	$ 1,120,533
Tranche B 1LN, term loan 5.75% 10/21/21 (m)		2,634,000	2,643,878
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (m)		6,730,000	6,687,938
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (m)		2,913,000	2,869,305
Tranche B 1LN, term loan 4.5% 6/30/21 (m)		3,418,000	3,422,273
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (m)		2,378,000	2,380,973
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (m)		2,541,000	2,541,000
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (m)		1,127,082	1,131,309
			52,616,650
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (m)		1,481,000	1,466,190
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (m)		2,130,000	2,114,025
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (m)		1,951,000	1,880,276
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (m)		9,919,000	9,968,595
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (m)		588,000	587,265
			16,016,351
Household Products - 0.0%
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (m)		2,000,000	1,985,000
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (m)		2,447,000	2,373,590
			4,358,590
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)		3,741,000	3,736,324
TOTAL CONSUMER STAPLES			84,599,223
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (m)		$ 8,983,450	$ 6,737,588
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (m)		4,127,000	3,466,680
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (m)		7,263,000	6,182,629
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (m)		2,340,000	1,719,900
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (m)		1,610,000	1,151,150
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (m)		2,123,000	1,693,093
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (m)		3,476,783	2,829,232
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (m)		422,000	375,580
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (m)		4,699,000	2,819,400
			26,975,252
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (m)		376,000	360,960
Tranche B 1LN, term loan 4.75% 6/20/21 (m)		1,872,000	1,857,960
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)		1,476,000	1,446,480
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (m)		310,000	218,550
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (m)		4,612,000	4,243,040
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (m)		3,011,000	3,005,505
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (m)		536,000	531,645
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)		8,634,000	6,648,180
Tranche B 1LN, term loan 3.875% 9/30/18 (m)		2,198,000	2,104,585
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (m)		4,886,000	4,690,560
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)		9,096,000	9,152,850
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (m)		524,000	520,725
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		$ 3,786,000	$ 3,767,070
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,020,000	1,003,425
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)		8,687,750	8,209,924
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)		3,035,000	2,701,150
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (m)		3,513,000	3,267,090
Tranche B, term loan 4.25% 10/1/18 (m)		735,000	683,550
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (m)		157,000	139,730
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (m)		1,726,000	1,682,850
Targa Resources Corp. term loan 5.75% 2/27/22 (m)		5,192,000	5,179,020
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (m)		2,542,000	2,567,420
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (m)		842,000	835,685
			64,817,954
TOTAL ENERGY			91,793,206
FINANCIALS - 0.2%
Capital Markets - 0.0%
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (m)		1,882,000	1,886,705
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (m)		946,000	936,540
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (m)		2,505,000	2,479,950
Tranche B 1LN, term loan 4.75% 11/15/21 (m)		1,994,000	2,001,478
			7,304,673
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (m)		1,618,000	1,620,023
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (m)		929,000	854,680
Flying Fortress, Inc. term loan 3.5% 6/30/17 (m)		627,000	627,000
TransUnion LLC Tranche B, term loan 4% 4/9/21 (m)		4,492,000	4,483,578
			7,585,281
Bank Loan Obligations - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (m)		$ 872,000	$ 864,370
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/10/15 (m)		413,418	413,418
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (m)		1,882,000	1,882,000
Tranche B 1LN, term loan 5.5% 11/4/21 (m)		3,764,000	3,782,820
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)		17,000	16,703
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (m)		8,762,902	8,762,902
			14,857,843
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)		4,920,213	4,686,502
TOTAL FINANCIALS			35,298,669
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Auris Luxembourg III S.a.r.l. Tranche B, term loan 5.5% 12/18/21 (m)		2,698,000	2,714,863
Health Care Providers & Services - 0.3%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (m)		732,000	735,660
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (m)		4,499,000	4,504,624
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (m)		7,469,000	7,478,336
Tranche E, term loan 3.422% 1/25/17 (m)		718,000	716,205
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (m)		1,882,000	1,867,885
Tranche B 1LN, term loan 4.5% 4/23/21 (m)		4,126,000	4,095,055
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)		1,897,000	1,894,629
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (m)		1,315,000	1,323,219
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (m)		2,152,000	2,195,040
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0051% 5/1/18 (m)		2,634,000	2,630,839
Bank Loan Obligations - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.: - continued
Tranche B 5LN, term loan 2.922% 3/31/17 (m)		$ 4,354,000	$ 4,354,000
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (m)		4,749,000	4,440,315
INC Research LLC Tranche B, term loan 4.5% 11/13/21 (m)		1,774,000	1,776,218
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (m)		1,505,000	1,501,238
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (m)		906,000	909,398
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (m)		4,032,000	4,006,800
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (m)		229,000	226,710
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (m)		540,000	542,700
Tranche B 2LN, term loan 4.25% 7/3/19 (m)		1,647,000	1,642,883
			46,841,754
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (m)		7,136,000	7,082,480
Pharmaceuticals - 0.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (m)		1,789,817	1,787,579
Grifols, S.A. Tranche B, term loan 3.172% 2/27/21 (m)		1,494,000	1,490,265
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (m)		2,355,000	2,343,225
Tranche B 1LN, term loan 4.25% 1/28/21 (m)		8,589,230	8,460,391
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (m)		4,033,000	4,022,918
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (m)		1,882,000	1,877,690
Tranche E, term loan 3.5% 8/5/20 (m)		1,882,000	1,877,032
			21,859,100
TOTAL HEALTH CARE			78,498,197
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (m)		3,764,000	3,778,115
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (m)		$ 512,000	$ 510,720
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (m)		443,000	438,570
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (m)		2,028,000	2,028,000
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (m)		4,134,000	4,118,498
Tranche D, term loan 3.75% 6/4/21 (m)		6,103,950	6,088,690
			16,962,593
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (m)		3,400,000	3,417,000
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (m)		1,583,000	1,579,043
			4,996,043
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (m)		7,049,194	6,890,587
Tranche 2LN, term loan 7.75% 4/1/22 (m)		1,260,000	1,234,800
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (m)		877,000	859,460
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (m)		430,000	428,925
			9,413,772
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (m)		3,681,000	3,662,595
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (m)		1,501,000	1,493,495
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)		2,569,050	2,504,824
Garda World Security Corp.:
term loan 4% 11/8/20 (m)		1,994,817	1,974,869
Tranche DD, term loan 4% 11/8/20 (m)		510,302	505,199
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (m)		7,298,190	7,243,454
Metal Services LLC Tranche B, term loan 6% 6/30/17 (m)		1,117,000	1,118,396
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (m)		$ 616,000	$ 617,540
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (m)		2,415,000	2,276,138
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (m)		560,000	557,200
Tranche B 1LN, term loan 4% 12/18/20 (m)		4,444,000	4,399,560
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (m)		558,000	553,815
			26,907,085
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (m)		8,810,622	8,887,715
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (m)		1,505,000	1,503,119
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (m)		559,000	559,000
			2,062,119
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (m)		2,675,000	2,688,375
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (m)		2,281,000	2,252,488
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (m)		915,000	873,825
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (m)		1,528,000	1,533,806
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 2/3/22 (r)		2,981,000	3,007,084
Rexnord LLC Tranche B, term loan 4% 8/21/20 (m)		3,467,312	3,458,644
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (m)		1,126,000	1,117,555
			14,931,777
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (m)		2,217,000	2,205,915
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Marine - continued
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (m)		$ 1,103,000	$ 791,403
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (m)		2,146,000	2,140,635
			5,137,953
Professional Services - 0.0%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (m)		1,317,000	1,323,585
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3.5% 3/11/18 (m)		1,129,000	1,120,533
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (m)		1,757,000	1,755,542
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (m)		2,235,000	2,212,650
			5,088,725
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (m)		2,408,000	2,408,000
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (m)		1,210,000	1,205,463
			3,613,463
TOTAL INDUSTRIALS			99,324,830
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)		1,762,000	1,762,000
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (r)		1,915,000	1,929,363
			3,691,363
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 4.5% 4/9/21 (m)		474,850	460,605
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (m)		664,000	666,490
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (m)		$ 627,000	$ 626,373
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)		6,770,714	6,703,007
			8,456,475
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (m)		1,494,000	1,449,180
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (m)		2,046,377	2,043,819
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (m)		2,245,238	2,003,874
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (m)		951,000	946,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (m)		752,000	744,480
			7,187,598
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (m)		1,490,000	1,475,100
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (m)		1,401,000	1,302,930
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (m)		1,877,000	1,862,923
First Data Corp.:
term loan 3.6715% 3/24/17 (m)		7,113,000	7,095,218
Tranche B, term loan 4.1715% 3/24/21 (m)		1,882,000	1,882,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (m)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (m)		1,170,000	1,170,000
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (m)		1,033,000	1,038,165
Presidio, Inc. Tranche B, term loan 6.25% 2/2/22 (m)		1,505,000	1,459,850
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (m)		880,000	878,900
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (m)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (m)		885,000	883,894
			20,267,670
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (m)		2,044,000	2,049,110
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (m)		$ 3,253,000	$ 3,244,868
NXP BV Tranche D, term loan 3.25% 1/11/20 (m)		1,877,000	1,867,615
			7,161,593
Software - 0.2%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (m)		1,969,000	1,973,923
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (m)		458,000	455,710
Tranche B 2LN, term loan 7.5% 1/23/22 (m)		116,000	115,710
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (m)		675,000	641,250
5% 9/10/20 (m)		9,740,000	9,301,700
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (m)		12,974,594	13,234,086
Tranche B 1LN, term loan 4.5% 10/30/19 (m)		3,680,000	3,689,200
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (m)		3,745,000	3,688,825
Tranche 2LN, term loan 8% 4/9/22 (m)		1,693,000	1,608,350
TIBCO Software, Inc. term loan 5.5% 12/5/15 (m)		1,882,000	1,872,590
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (m)		771,000	771,000
Tranche B 1LN, term loan 5.5% 11/12/21 (m)		698,000	702,363
			38,054,707
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (m)		16,306,760	16,368,725
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (m)		2,582,000	2,562,635
			18,931,360
TOTAL INFORMATION TECHNOLOGY			103,750,766
MATERIALS - 0.5%
Chemicals - 0.1%
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (m)		182,000	181,090
Tranche B 1LN, term loan 4.75% 5/20/21 (m)		1,123,000	1,114,578
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (m)		$ 781,000	$ 764,404
Tranche B 1LN, term loan 4.5% 6/12/21 (m)		647,000	644,574
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (m)		752,000	736,960
Tranche B 1LN, term loan 4.5% 12/2/19 (m)		1,490,000	1,473,238
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (m)		2,222,000	2,222,000
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (m)		1,129,000	1,095,130
Tranche B 1LN, term loan 6% 12/5/21 (m)		4,129,000	4,149,645
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (m)		1,879,000	1,888,395
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (m)		3,199,000	3,222,993
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (m)		4,125,000	4,063,125
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (m)		1,521,000	1,509,593
			23,065,725
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (m)		539,000	539,000
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (m)		4,779,000	4,755,105
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (m)		1,129,000	1,123,355
Tranche B 1LN, term loan 4.5% 10/1/21 (m)		5,638,000	5,659,143
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)		3,552,000	3,534,240
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (m)		3,189,000	3,201,118
Charter NEX U.S. Holdings, Inc.:
Tranche 2LN, term loan 9.25% 2/5/23 (m)		752,000	752,000
Tranche B 1LN, term loan 5.25% 2/5/22 (m)		1,882,000	1,886,705
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (m)		752,000	752,000
Tranche B 1LN, term loan 4.5% 5/31/20 (m)		1,483,000	1,479,293
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (m)		2,532,000	2,481,360
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (m)		$ 9,373,000	$ 9,408,149
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (m)		2,960,944	2,931,335
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (m)		738,000	726,930
			39,229,733
Metals & Mining - 0.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (m)		2,628,000	2,312,640
Tranche B 2LN, term loan 8.75% 12/19/20 (m)		1,296,000	1,198,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (m)		1,666,000	1,641,010
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (m)		3,615,000	3,506,550
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (m)		18,963,606	17,588,745
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (m)		601,000	600,249
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (m)		787,000	757,488
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (m)		7,020,000	6,765,525
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (m)		752,000	594,080
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (m)		4,707,000	3,080,449
			38,045,536
TOTAL MATERIALS			100,340,994
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (m)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (m)		13,059,000	13,124,295
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		6,842,000	6,876,210
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (m)		3,638,000	3,615,263
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (m)		2,414,000	2,407,965
Tranche B, term loan 5.25% 2/22/19 (m)		2,039,000	2,033,903
Bank Loan Obligations - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (m)		$ 2,742,000	$ 2,745,565
Tranche B 4LN, term loan 4% 1/15/20 (m)		3,011,000	3,011,000
Tranche B 5LN, term loan 4.5% 1/31/22 (m)		3,764,000	3,782,820
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (m)		163,000	160,555
Tranche B 1LN, term loan 4% 4/11/20 (m)		2,542,000	2,522,935
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (m)		2,724,000	2,676,330
Tranche B 1LN, term loan 4.75% 4/30/20 (m)		2,839,000	2,789,318
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (m)		1,505,000	1,501,238
			49,894,567
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (m)		1,509,000	1,505,605
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (m)		1,728,000	1,624,320
Tranche D, term loan 3.8125% 3/31/15 (m)		2,161,000	2,031,340
Tranche D-2, term loan 3.7551% 3/31/19 (m)		2,506,000	2,355,640
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)		4,150,000	4,118,875
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (m)		1,882,000	1,858,475
			13,494,255
TOTAL TELECOMMUNICATION SERVICES			63,388,822
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (m)(s)		162,000	162,000
6.375% 8/13/19 (m)		2,457,000	2,457,000
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (m)		1,825,000	1,820,438
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (m)		3,026,952	2,939,927
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (m)		3,745,000	3,745,000
Tranche C, term loan 5.25% 3/14/21 (m)		263,000	263,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (m)		$ 1,088,000	$ 1,086,640
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (m)		7,078,000	7,086,848
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (m)		8,408,250	8,408,250
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (m)		1,797,000	1,812,724
InterGen NV Tranche B, term loan 5.5% 6/13/20 (m)		2,228,000	2,189,010
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (m)		3,024,000	3,020,371
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (m)		557,000	561,178
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (m)		2,006,000	2,006,000
TXU Energy LLC Tranche B, term loan:
4.6616% 10/10/17 (c)(m)		1,603,000	1,015,901
4.6616% 10/10/14 (c)(m)		452,000	285,325
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (m)		593,000	590,035
			39,449,647
Gas Utilities - 0.0%
EP Energy LLC term loan 4.5% 4/30/19 (m)		282,000	267,900
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		4,907,000	4,747,523
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (m)		2,656,000	2,490,000
Veresen Midstream LP Tranche B, term loan 2/27/22 (r)		2,055,000	2,049,863
			9,555,286
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (m)		1,505,000	1,506,881
Tranche B 3LN, term loan 4% 10/9/19 (m)		2,529,000	2,532,161
Tranche B 4LN, term loan 4% 10/31/20 (m)		3,746,000	3,746,000
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (m)		697,000	694,386
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)		2,653,000	2,671,239
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (m)		491,000	493,455
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)		$ 649,000	$ 606,815
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (m)		2,917,000	2,927,939
			15,178,876
TOTAL UTILITIES			64,183,809
TOTAL BANK LOAN OBLIGATIONS (Cost $1,058,224,544)			1,058,705,693
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		941,969	916,065
Goldman Sachs 1.1875% 12/14/19 (m)		807,292	785,091
Mizuho 1.1875% 12/14/19 (m)		378,525	368,115
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,935,116)			2,069,271
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $23,187,190)		23,245,000	23,743,814
Preferred Securities - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		2,080,000	2,118,364
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		850,000	825,063
FINANCIALS - 0.4%
Banks - 0.4%
Banco Do Brasil SA 9% (f)(g)(m)		825,000	712,016
Bank of America Corp. 6.25% (g)(m)		1,660,000	1,758,454
Preferred Securities - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 7.625% 11/21/22		$ 21,430,000	$ 24,975,168
Barclays PLC 8.25% (g)(m)		5,470,000	5,932,941
Citigroup, Inc. 6.3% (g)(m)		6,000,000	6,223,185
Credit Agricole SA:
6.625% (f)(g)(m)		10,750,000	10,803,899
6.625% 12/31/49 (Reg. S) (m)		2,850,000	2,863,918
JPMorgan Chase & Co.:
6% (g)(m)		1,955,000	2,001,951
6.75% (g)(m)		10,085,000	10,941,227
KBC Groupe SA 5.625% (Reg. S) (g)(m)	EUR	2,850,000	3,260,560
Wells Fargo & Co. 5.875% (g)(m)		2,000,000	2,116,992
			71,590,311
Capital Markets - 0.0%
Deutsche Bank AG 7.5% (g)(m)		5,600,000	5,778,069
UBS Group AG:
7% (Reg. S) (g)(m)		2,850,000	2,980,119
7.125% (Reg. S) (g)(m)		2,900,000	3,032,536
			11,790,724
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		650,000	551,315
8.625% (Reg. S) (g)		200,000	169,635
			720,950
TOTAL FINANCIALS			84,101,985
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (f)(g)		3,955,000	3,227,308
7.5% (Reg. S) (g)		100,000	81,604
			3,308,912
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,500,000	1,084,841
Preferred Securities - continued
		Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (g)(m)		$ 2,700,000	$ 2,938,433
Vattenfall Treasury AB 5.25% (g)(m)	EUR	3,000,000	3,521,774
			6,460,207
Multi-Utilities - 0.0%
RWE AG 4.625% (g)(m)	EUR	4,600,000	5,330,441
TOTAL UTILITIES			11,790,648
TOTAL PREFERRED SECURITIES (Cost $103,574,436)			103,229,813
Money Market Funds - 1.9%
Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $359,364,124)	359,364,124	359,364,124
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (d)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	$ 37,541
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	37,541
TOTAL PURCHASED SWAPTIONS (Cost $176,184)				75,082
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $19,040,529,398)		19,576,083,680
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(333,649,664)
NET ASSETS - 100%		$ 19,242,434,016
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 3/1/30	$ (8,600,000)	(8,809,624)
3% 3/1/30	(5,200,000)	(5,444,562)
3% 3/1/30	(5,200,000)	(5,444,562)
TOTAL FANNIE MAE		(19,698,748)
Ginnie Mae
3% 3/1/45	(5,000,000)	(5,131,641)
3% 3/1/45	(5,000,000)	(5,131,641)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Ginnie Mae - continued
3.5% 3/1/45	$ (35,600,000)	$ (37,338,280)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(30,100,000)	(32,011,820)
TOTAL GINNIE MAE		(114,283,990)
TOTAL TBA SALE COMMITMENTS (Proceeds $133,790,086)		$ (133,982,738)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2015	$ 2,159,948	$ 85,730
158 Eurex Euro-Bobl Contracts (Germany)	March 2015	23,193,923	199,416
96 Eurex Euro-Bund Contracts (Germany)	March 2015	17,130,596	573,271
4 ICE Long Gilt Contracts (United Kingdom)	June 2015	732,217	1,569
60 TME 10 Year Canadian Note Contracts (Canada)	June 2015	6,894,168	64,704
2 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2015	2,472,727	16,186
TOTAL BOND INDEX CONTRACTS		$ 52,583,579	$ 940,876
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Treasury Contracts
25 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 2,982,031	$ 13,818
58 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	9,760,313	90,964
TOTAL TREASURY CONTRACTS		$ 12,742,344	$ 104,782
TOTAL PURCHASED		$ 65,325,923	$ 1,045,658
Sold
Bond Index Contracts
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2015	559,637	2,209
137 ICE Medium Gilt Contracts (United Kingdom)	June 2015	23,534,434	952
TOTAL BOND INDEX CONTRACTS		$ 24,094,071	$ 3,161
Treasury Contracts
2 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	255,594	(863)
TOTAL SOLD		$ 24,349,665	$ 2,298
		$ 89,675,588	$ 1,047,956

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
5/20/15	AUD	Citibank, N.A.	Sell	121,000	$ 93,693	$ (429)
5/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	194,000	155,819	800
5/20/15	EUR	BNP Paribas	Sell	568,000	645,363	9,119
5/20/15	EUR	Credit Suisse Intl.	Buy	1,518,000	1,732,556	(32,171)
5/20/15	EUR	Credit Suisse Intl.	Sell	567,000	636,435	1,311
5/20/15	EUR	Credit Suisse Intl.	Sell	32,981,000	37,716,610	773,008
5/20/15	GBP	BNP Paribas	Buy	3,584,000	5,503,691	26,411
5/20/15	GBP	Credit Suisse Intl.	Buy	456,000	704,370	(764)
5/20/15	GBP	Credit Suisse Intl.	Buy	6,368,000	9,859,613	(33,808)
5/20/15	GBP	Credit Suisse Intl.	Sell	49,521,000	75,642,288	(768,466)
5/20/15	JPY	Credit Suisse Intl.	Sell	16,700,000	142,370	2,620
						$ (22,369)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Centrica PLC		Mar. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,150,000	$ (52,404)	$ 51,211	$ (1,193)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(106,763)	9,358	(97,405)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(31,976)	(31,149)	(63,125)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(4,983)	(1,877)	(6,860)
Telecom Italia Spa New		Mar. 2020	Credit Suisse International	(1%)	EUR	2,250,000	28,752	(107,208)	(78,456)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(109,714)	(61,068)	(170,782)
TOTAL BUY PROTECTION							(277,088)	(140,733)	(417,821)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	390,408	(406,837)	(16,429)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(16,380)	0	(16,380)
TOTAL SELL PROTECTION							374,028	(406,837)	(32,809)
TOTAL CREDIT DEFAULT SWAPS							$ 96,940	$ (547,570)	$ (450,630)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/ (Depreciation)
CME	Mar. 2025	$ 38,100,000	3-month LIBOR	3%	$ (218,657)	$ 0	$ (218,657)
CME	Mar. 2045	20,200,000	3-month LIBOR	3.5%	(1,228,643)	0	(1,228,643)
TOTAL INTEREST RATE SWAPS					$ (1,447,300)	$ 0	$ (1,447,300)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,044,841,069 or 10.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,291,092.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $148,148.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,475,719.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) The coupon rate will be determined upon settlement of the loan after period end.
(s) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled 162,000 and 120,498, respectively.
* Amount represents less than $1.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 328,778
Fidelity Floating Rate Central Fund	17,841,050
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 22,432,917
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,209	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,108	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,398,564	$ 1,398,564	$ -	$ -
Financials	16,627,835	16,367,116	260,719	-
Materials	2,697,574	2,697,574	-	-
Telecommunication Services	462,462	328,054	-	134,408
Corporate Bonds	7,253,689,479	-	7,253,677,175	12,304
U.S. Government and Government Agency Obligations	5,780,880,385	-	5,780,880,385	-
U.S. Government Agency - Mortgage Securities	2,451,303,891	-	2,451,303,891	-
Asset-Backed Securities	212,839,988	-	210,640,627	2,199,361
Collateralized Mortgage Obligations	432,426,681	-	432,425,419	1,262
Commercial Mortgage Securities	1,298,722,032	-	1,294,790,541	3,931,491
Municipal Securities	286,486,455	-	286,486,455	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 291,277,121	$ -	$ 289,533,300	$ 1,743,821
Supranational Obligations	83,416	-	83,416	-
Bank Loan Obligations	1,058,705,693	-	1,042,357,882	16,347,811
Sovereign Loan Participations	2,069,271	-	-	2,069,271
Bank Notes	23,743,814	-	23,743,814	-
Preferred Securities	103,229,813	-	103,229,813	-
Money Market Funds	359,364,124	359,364,124	-	-
Purchased Swaptions	75,082	-	75,082	-
Total Investments in Securities:	$ 19,576,083,680	$ 380,155,432	$ 19,169,488,519	$ 26,439,729
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 813,269	$ -	$ 813,269	$ -
Futures Contracts	1,048,819	1,048,819	-	-
Swaps	419,160	-	419,160	-
Total Assets	$ 2,281,248	$ 1,048,819	$ 1,232,429	$ -
Liabilities
Foreign Currency Contracts	$ (835,638)	$ -	$ (835,638)	$ -
Futures Contracts	(863)	(863)	-	-
Swaps	$ (1,769,520)	$ -	$ (1,769,520)	$ -
Total Liabilities	(2,606,021)	(863)	(2,605,158)	-
Total Other Derivative Instruments:	$ (324,773)	$ 1,047,956	$ (1,372,729)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (133,982,738)	$ -	$ (133,982,738)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 75,082	$ -
Swaps (d)	419,160	(322,220)
Total Credit Risk	494,242	(322,220)
Foreign Exchange Risk
Foreign Currency Contracts (a)	813,269	(835,638)
Interest Rate Risk
Futures Contracts (b)	1,048,819	(863)
Swaps (d)	-	(1,447,300)
Total Interest Rate Risk	1,048,819	(1,448,163)
Total Value of Derivatives	$ 2,356,330	$ (2,606,021)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.8%
Mexico	2.1%
United Kingdom	1.9%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,681,165,274)	$ 19,216,719,556
Fidelity Central Funds (cost $359,364,124)	359,364,124
Total Investments (cost $19,040,529,398)		$ 19,576,083,680
Cash		1,165,203
Foreign currency held at value (cost $1,904,641)		1,900,366
Receivable for investments sold Regular delivery		79,937,637
Delayed delivery		2,015,000
Receivable for TBA sale commitments		133,790,086
Unrealized appreciation on foreign currency contracts		813,269
Receivable for fund shares sold		35,717,964
Dividends receivable		1,244,852
Interest receivable		122,475,673
Distributions receivable from Fidelity Central Funds		67,156
Bi-lateral OTC swaps, at value		419,160
Other receivables		145,062
Total assets		19,955,775,108

Liabilities
Payable for investments purchased Regular delivery	$ 64,389,496
Delayed delivery	488,993,994
TBA sale commitments, at value	133,982,738
Unrealized depreciation on foreign currency contracts	835,638
Payable for fund shares redeemed	15,592,358
Distributions payable	1,572,245
Bi-lateral OTC swaps, at value	322,220
Accrued management fee	4,910,955
Distribution and service plan fees payable	279,679
Payable for daily variation margin for derivative instruments	76,858
Other affiliated payables	2,277,487
Other payables and accrued expenses	107,424
Total liabilities		713,341,092

Net Assets		$ 19,242,434,016
Net Assets consist of:
Paid in capital		$ 18,690,440,842
Undistributed net investment income		32,617,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,045,486)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		534,421,231
Net Assets		$ 19,242,434,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($771,320,730 ÷ 71,442,653 shares)	$ 10.80

Maximum offering price per share (100/96.00 of $10.80)	$ 11.25
Class T: Net Asset Value and redemption price per share ($86,084,216 ÷ 7,987,071 shares)	$ 10.78

Maximum offering price per share (100/96.00 of $10.78)	$ 11.23
Class B: Net Asset Value and offering price per share ($4,021,304 ÷ 372,322 shares)A	$ 10.80

Class C: Net Asset Value and offering price per share ($126,319,001 ÷ 11,700,392 shares)A	$ 10.80

Total Bond: Net Asset Value, offering price and redemption price per share ($17,113,968,081 ÷ 1,585,494,684 shares)	$ 10.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,140,618,998 ÷ 105,831,451 shares)	$ 10.78

Class Z: Net Asset Value, offering price and redemption price per share ($101,686 ÷ 9,432 shares)	$ 10.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2015

Investment Income
Dividends		$ 2,614,515
Interest		266,740,818
Income from Fidelity Central Funds		22,432,917
Total income		291,788,250

Expenses
Management fee	$ 26,869,366
Transfer agent fees	9,111,839
Distribution and service plan fees	1,492,683
Fund wide operations fee	3,336,595
Independent trustees' compensation	35,537
Miscellaneous	17,638
Total expenses before reductions	40,863,658
Expense reductions	(1,878)	40,861,780
Net investment income (loss)		250,926,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,471,242
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,826,593
Futures contracts	1,006,573
Swaps	(4,472,097)
Total net realized gain (loss)		290,319,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(187,056,586)
Assets and liabilities in foreign currencies	(5,309,997)
Futures contracts	841,450
Swaps	(1,175,728)
Delayed delivery commitments	361,065
Total change in net unrealized appreciation (depreciation)		(192,339,796)
Net gain (loss)		97,979,916
Net increase (decrease) in net assets resulting from operations		$ 348,906,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,926,470	$ 415,512,458
Net realized gain (loss)	290,319,712	77,368,067
Change in net unrealized appreciation (depreciation)	(192,339,796)	416,914,720
Net increase (decrease) in net assets resulting from operations	348,906,386	909,795,245
Distributions to shareholders from net investment income	(241,723,989)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(294,092,862)	(520,202,549)
Share transactions - net increase (decrease)	3,280,924,166	3,089,248,773
Total increase (decrease) in net assets	3,335,737,690	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $32,617,429 and undistributed net investment income of $23,414,948, respectively)	$ 19,242,434,016	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.141	.292	.263	.322	.381	.428
Net realized and unrealized gain (loss)	.057	.382	(.468)	.438	.187	.778
Total from investment operations	.198	.674	(.205)	.760	.568	1.206
Distributions from net investment income	(.135)	(.275)	(.250)	(.335)	(.367)	(.402)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.168)	(.384)	(.605)	(.510)	(.578)	(.436)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.86%	6.56%	(1.94)%	7.11%	5.35%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of fee waivers, if any	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of all reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Net investment income (loss)	2.65% A	2.76%	2.41%	2.92%	3.50%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,321	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.139	.290	.265	.328	.386	.426
Net realized and unrealized gain (loss)	.048	.392	(.477)	.433	.186	.778
Total from investment operations	.187	.682	(.212)	.761	.572	1.204
Distributions from net investment income	(.134)	(.273)	(.253)	(.336)	(.371)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.167)	(.382)	(.608)	(.511)	(.582)	(.434)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Total ReturnB, C, D	1.76%	6.65%	(2.01)%	7.14%	5.39%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of fee waivers, if any	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of all reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Net investment income (loss)	2.63% A	2.74%	2.44%	2.97%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,084	$ 57,972	$ 52,848	$ 59,896	$ 60,500	$ 71,349
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.103	.217	.189	.247	.307	.351
Net realized and unrealized gain (loss)	.047	.392	(.469)	.434	.177	.787
Total from investment operations	.150	.609	(.280)	.681	.484	1.138
Distributions from net investment income	(.097)	(.200)	(.175)	(.256)	(.293)	(.324)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.130)	(.309)	(.530)	(.431)	(.504)	(.358)
Net asset value, end of period	$ 10.80	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Total ReturnB, C, D	1.41%	5.91%	(2.61)%	6.36%	4.54%	11.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Net investment income (loss)	1.94% A	2.04%	1.73%	2.24%	2.82%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,021	$ 4,460	$ 7,112	$ 11,515	$ 9,225	$ 13,017
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.099	.211	.185	.246	.308	.354
Net realized and unrealized gain (loss)	.057	.382	(.469)	.434	.187	.778
Total from investment operations	.156	.593	(.284)	.680	.495	1.132
Distributions from net investment income	(.093)	(.194)	(.171)	(.255)	(.294)	(.328)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.126)	(.303)	(.526)	(.430)	(.505)	(.362)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.47%	5.75%	(2.65)%	6.34%	4.65%	11.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.87% A	1.99%	1.69%	2.23%	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,319	$ 83,818	$ 79,711	$ 102,385	$ 63,867	$ 91,439
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) D	.157	.326	.300	.363	.423	.466
Net realized and unrealized gain (loss)	.047	.392	(.478)	.434	.187	.778
Total from investment operations	.204	.718	(.178)	.797	.610	1.244
Distributions from net investment income	(.151)	(.309)	(.287)	(.372)	(.409)	(.440)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.184)	(.418)	(.642)	(.547)	(.620)	(.474)
Net asset value, end of period	$ 10.79	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C	1.92%	7.00%	(1.70)%	7.48%	5.76%	12.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.95% A	3.07%	2.75%	3.29%	3.89%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$17,113,968	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385
Portfolio turnover rateF	122% A, I	108%	201%	155%	168% H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.154	.319	.295	.353	.413	.458
Net realized and unrealized gain (loss)	.047	.393	(.469)	.435	.178	.788
Total from investment operations	.201	.712	(.174)	.788	.591	1.246
Distributions from net investment income	(.148)	(.303)	(.281)	(.363)	(.400)	(.432)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.181)	(.412)	(.636)	(.538)	(.611)	(.466)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Total ReturnB, C	1.89%	6.95%	(1.67)%	7.40%	5.58%	12.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of all reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Net investment income (loss)	2.90% A	3.02%	2.69%	3.20%	3.80%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,140,619	$ 573,410	$ 244,911	$ 596,238	$ 531,451	$ 509,388
Portfolio turnover rateF	122% A, I	108%	201%	155%	168%H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

Period ended February 28,
2015G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.060
Net realized and unrealized gain (loss)	.121
Total from investment operations	.181
Distributions from net investment income	(.061)
Net asset value, end of period	$ 10.78
Total ReturnB, C	1.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.36% A
Expenses net of all reductions	.36% A
Net investment income (loss)	2.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rateF	122% I, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 22, 2014 (commencement of sale of shares) to February 28, 2015. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount not annualized. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 634,937,269
Gross unrealized depreciation	(135,784,815)
Net unrealized appreciation (depreciation) on securities	$ 499,152,454

Tax cost	$ 19,076,931,226

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (19,865,697)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (394,717)	$ (71,086)
Swaps	(162,361)	(97,239)
Total Credit Risk	(557,078)	(168,325)
Foreign Exchange Risk
Foreign Currency Contracts	21,875,563	(5,339,155)
Interest Rate Risk
Futures Contracts	1,006,573	841,450
Swaps	(4,309,736)	(1,078,489)
Total Interest Rate Risk	(3,303,163)	(237,039)
Totals (a)	$ 18,015,322	$ (5,744,519)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

Semiannual Report

4. Derivative Instruments - continued

Options - continued

sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit event.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Interest Rate Swaps - continued

amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $4,118,449,650 and $931,385,895, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 869,556	$ 48,769
Class T	-%	.25%	84,261	810
Class B	.65%	.25%	19,289	13,991
Class C	.75%	.25%	519,577	155,022
			$ 1,492,683	$ 218,592

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48,178
Class T	9,486
Class B*	2,867
Class C*	8,368
$ 68,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 536,565.16
Class T	56,983.17
Class B	4,449.21
Class C	90,852.18
Total Bond	7,797,718.10
Institutional Class	625,270.16
Class Z	2.01
	$ 9,111,839

* Annualized

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,092 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At

Semiannual Report

8. Security Lending - continued

period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $468,202.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,845.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015 A	Year ended August 31, 2014
From net investment income
Class A	$ 8,762,396	$ 13,954,534
Class T	841,087	1,278,101
Class B	38,883	98,704
Class C	899,250	1,370,977
Total Bond	219,920,932	365,495,794
Institutional Class	11,260,889	9,973,176
Class Z	552	-
Total	$ 241,723,989	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Institutional Class	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class A
Shares sold	25,763,602	26,077,273	$ 276,601,134	$ 277,129,495
Reinvestment of distributions	981,246	1,748,624	10,538,894	18,500,215
Shares redeemed	(14,637,677)	(17,864,267)	(157,415,046)	(188,866,328)
Net increase (decrease)	12,107,171	9,961,630	$ 129,724,982	$ 106,763,382
Class T
Shares sold	3,594,733	2,788,455	$ 38,553,238	$ 29,566,996
Reinvestment of distributions	94,100	156,306	1,009,254	1,651,554
Shares redeemed	(1,091,855)	(2,607,297)	(11,699,386)	(27,459,813)
Net increase (decrease)	2,596,978	337,464	$ 27,863,106	$ 3,758,737
Class B
Shares sold	36,455	54,926	$ 391,618	$ 586,880
Reinvestment of distributions	4,091	13,145	43,939	138,775
Shares redeemed	(82,100)	(332,831)	(880,460)	(3,513,622)
Net increase (decrease)	(41,554)	(264,760)	$ (444,903)	$ (2,787,967)
Class C
Shares sold	5,393,088	3,017,051	$ 57,920,736	$ 32,060,704
Reinvestment of distributions	100,125	175,726	1,075,355	1,856,402
Shares redeemed	(1,573,982)	(3,020,982)	(16,866,624)	(31,912,884)
Net increase (decrease)	3,919,231	171,795	$ 42,129,467	$ 2,004,222
Total Bond
Shares sold	367,507,316	472,537,567	$ 3,941,373,951	$ 5,013,051,437
Reinvestment of distributions	23,854,065	43,741,412	256,190,120	463,024,654
Shares redeemed	(156,452,760)	(266,060,657)	(1,678,427,866)	(2,814,029,450)
Net increase (decrease)	234,908,621	250,218,322	$ 2,519,136,205	$ 2,662,046,641
Institutional Class
Shares sold	63,344,732	37,515,573	$ 678,116,214	$ 397,915,160
Reinvestment of distributions	1,196,889	1,097,010	12,841,985	11,632,287
Shares redeemed	(12,024,782)	(8,713,037)	(128,543,442)	(92,083,689)
Net increase (decrease)	52,516,839	29,899,546	$ 562,414,757	$ 317,463,758

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class Z
Shares sold	9,381	-	$ 100,000	$ -
Reinvestment of distributions	51	-	552	-
Net increase (decrease)	9,432	-	$ 100,552	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATB-USAN-0415
1.804577.110
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and for the period (December 22, 2014 to February 28, 2015) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value February 28, 2015	Expenses Paid During Period
Class A	.76%
Actual		$ 1,000.00	$ 1,018.60	$ 3.80 C
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81 D
Class T	.78%
Actual		$ 1,000.00	$ 1,017.60	$ 3.90 C
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91 D
Class B	1.47%
Actual		$ 1,000.00	$ 1,014.10	$ 7.34 C
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35 D
Class C	1.54%
Actual		$ 1,000.00	$ 1,014.70	$ 7.69 C
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70 D
Total Bond	.45%
Actual		$ 1,000.00	$ 1,019.20	$ 2.25 C
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26 D
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,018.90	$ 2.55 C
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56 D
Class Z	.36%
Actual		$ 1,000.00	$ 1,016.80	$ .69 C
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and multiplied by 69/365 (to reflect the period December 22, 2014 to Febru-ary 28, 2015) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Shareholder Expense Example - continued

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
AAA 3.9%	AAA 3.9%
AA 2.1%	AA 2.0%
A 9.4%	A 7.8%
BBB 22.7%	BBB 22.5%
BB and Below 15.7%	BB and Below 10.1%
Not Rated 1.3%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.4	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.1	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Corporate Bonds 37.7%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
Asset-Backed Securities 1.1%	Asset-Backed Securities 1.0%
CMOs and Other Mortgage Related Securities 7.2%	CMOs and Other Mortgage Related Securities 6.4%
Municipal Bonds 1.5%	Municipal Bonds 1.8%
Stocks 0.3%	Stocks 0.1%
Other Investments 7.4%	Other Investments 5.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

* Foreign investments	10.2%	** Foreign investments	9.9%
* Futures and Swaps	(0.2)%	**Futures and Swaps	(0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.7%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		$ 3,045,000	$ 3,319,050
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(m)		1,160,000	1,270,200
6.875% 8/15/18 pay-in-kind (f)(m)		1,010,000	1,057,975
			5,647,225
Automobiles - 0.9%
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,577,267
General Motors Co.:
3.5% 10/2/18		9,215,000	9,491,450
6.25% 10/2/43		1,543,000	1,914,593
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,992,490
3% 9/25/17		6,726,000	6,877,335
3.15% 1/15/20		27,252,000	27,537,955
3.25% 5/15/18		4,810,000	4,912,213
3.5% 7/10/19		10,761,000	11,069,572
4% 1/15/25		18,085,000	18,551,249
4.25% 5/15/23		5,420,000	5,677,450
4.375% 9/25/21		25,963,000	27,585,688
4.75% 8/15/17		5,050,000	5,354,263
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (f)		33,222,000	33,706,011
			163,247,536
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,231,567
4.25% 6/15/23		8,466,000	9,095,633
			10,327,200
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (f)		5,650,000	4,844,875
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,312,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	139,550
6.75% 6/1/19		475,000	496,375
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,818,625
MCE Finance Ltd. 5% 2/15/21 (f)		7,845,000	7,570,425
NCL Corp. Ltd.:
5% 2/15/18		3,950,000	4,038,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd.: - continued
5.25% 11/15/19 (f)		$ 2,905,000	$ 2,984,888
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		3,530,000	3,556,475
11% 10/1/21 (f)		1,770,000	1,566,450
Royal Caribbean Cruises Ltd. 7.5% 10/15/27		1,885,000	2,229,013
Scientific Games Corp.:
6.625% 5/15/21 (f)		8,635,000	6,562,600
7% 1/1/22 (f)		7,445,000	7,668,350
10% 12/1/22 (f)		10,060,000	9,858,800
Speedway Motorsports, Inc. 5.125% 2/1/23 (f)		3,315,000	3,406,163
Times Square Hotel Trust 8.528% 8/1/26 (f)		760,610	981,629
Wynn Macau Ltd. 5.25% 10/15/21 (f)		9,820,000	9,648,150
			73,683,243
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	865,000
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,706,063
4.5% 6/15/19		1,860,000	1,915,800
4.5% 11/15/19		1,840,000	1,881,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,048,731
8.25% 2/15/21		1,815,000	1,910,288
Standard Pacific Corp.:
5.875% 11/15/24		4,810,000	4,906,200
8.375% 5/15/18		300,000	343,500
Toll Brothers Finance Corp. 4.375% 4/15/23		2,615,000	2,641,150
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,964,675
7% 8/15/22		10,230,000	10,357,875
			35,540,682
Internet & Catalog Retail - 0.0%
Netflix, Inc.:
5.5% 2/15/22 (f)		2,645,000	2,729,111
5.875% 2/15/25 (f)		2,645,000	2,734,269
			5,463,380
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 1.8%
Altice SA:
7.625% 2/15/25 (f)		$ 3,805,000	$ 3,928,663
7.75% 5/15/22 (f)		13,575,000	14,016,188
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	704,865
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		1,200,000	1,237,500
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,692,988
9% 12/15/19		6,930,000	6,843,375
10% 1/15/18		4,260,000	3,786,075
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,381,700
Columbus International, Inc. 7.375% 3/30/21 (f)		11,476,000	12,049,800
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,765,584
4.75% 3/1/44		12,000,000	13,848,840
4.95% 6/15/16		2,344,000	2,471,786
6.45% 3/15/37		2,196,000	2,994,804
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,841,229
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,807,966
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,774,015
6.35% 6/1/40		6,392,000	7,805,687
iHeartCommunications, Inc. 10.625% 3/15/23 (f)		2,695,000	2,762,375
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21		8,111,000	9,124,875
MDC Partners, Inc. 6.75% 4/1/20 (f)		1,885,000	1,983,963
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(m)		9,650,000	9,686,188
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,364,764
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	6,017,171
News America, Inc.:
6.15% 3/1/37		4,759,000	6,131,343
6.15% 2/15/41		11,572,000	15,073,595
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		850,000	862,750
Numericable Group SA:
4.875% 5/15/19 (f)		2,352,000	2,352,000
6% 5/15/22 (f)		5,000,000	5,087,500
6.25% 5/15/24 (f)		2,360,000	2,422,540
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		$ 1,460,000	$ 1,547,600
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,293,200
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,690,948
3.85% 9/29/24		11,394,000	11,749,254
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,485,813
5.85% 5/1/17		3,419,000	3,726,990
6.55% 5/1/37		12,610,000	15,228,832
6.75% 7/1/18		13,763,000	15,810,948
8.25% 4/1/19		24,391,000	29,788,631
Time Warner, Inc.:
5.875% 11/15/16		368,000	397,676
6.2% 3/15/40		11,792,000	14,951,183
6.5% 11/15/36		9,243,000	12,046,060
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,924,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (f)		965,000	986,713
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,506,465
VTR Finance BV 6.875% 1/15/24 (f)		980,000	1,026,550
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(m)		215,000	220,375
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,267,000
			336,468,367
Multiline Retail - 0.1%
Family Tree Escrow LLC:
5.25% 3/1/20 (f)		450,000	470,250
5.75% 3/1/23 (f)		2,240,000	2,357,600
JC Penney Corp., Inc.:
5.65% 6/1/20		6,480,000	5,556,600
5.75% 2/15/18		4,130,000	3,902,850
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		6,040,000	5,889,000
			24,935,075
Specialty Retail - 0.0%
DPL, Inc. 7.75% 10/15/20 (f)		600,000	546,000
Hot Topic, Inc. 9.25% 6/15/21 (f)		4,395,000	4,801,538
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		$ 950,000	$ 991,420
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		2,465,000	2,594,413
			8,933,371
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (f)		1,600,000	1,536,000
TOTAL CONSUMER DISCRETIONARY			665,782,079
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,448,500
4.25% 5/1/23		5,205,000	5,400,188
6% 5/1/22		23,545,000	26,959,025
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,340,224
2.75% 4/1/23 (f)		7,651,000	7,536,740
7.25% 3/10/15	GBP	4,000,000	6,182,810
PepsiCo, Inc. 4.25% 10/22/44		25,543,000	26,725,871
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,676,550
The Coca-Cola Co. 1.625% 3/9/35 (h)	EUR	3,600,000	4,028,581
			97,298,489
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 12/5/18		8,524,000	8,719,720
4% 12/5/23		8,525,000	9,247,792
DS Services of America, Inc. 10% 9/1/21 (f)		745,000	869,788
ESAL GmbH 6.25% 2/5/23 (f)		14,310,000	13,844,925
Minerva Luxmbourg SA:
7.75% 1/31/23 (f)		6,850,000	6,747,250
7.75% 1/31/23 (Reg. S)		680,000	669,800
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,105,900
7.75% 11/15/22		1,300,000	1,374,750
Tesco PLC 5% 3/24/23	GBP	2,500,000	4,026,264
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,793,838
2.7% 11/18/19		8,473,000	8,623,336
3.3% 11/18/21		10,050,000	10,340,385
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.: - continued
3.8% 11/18/24		$ 7,676,000	$ 7,992,420
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,212,927
			80,569,095
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,604,171
3.2% 1/25/23		3,879,000	3,825,850
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,205,000
H.J. Heinz Co. 4.875% 2/15/25 (f)		3,320,000	3,336,600
JBS Investments GmbH:
7.25% 4/3/24 (f)		11,050,000	11,271,000
7.75% 10/28/20 (f)		6,470,000	6,809,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		6,410,000	6,401,988
7.25% 6/1/21 (f)		2,730,000	2,871,673
8.25% 2/1/20 (f)		1,510,000	1,600,600
Kraft Foods Group, Inc. 5% 6/4/42		27,795,000	30,101,485
Post Holdings, Inc.:
6% 12/15/22 (f)		7,870,000	7,742,113
6.75% 12/1/21 (f)		5,030,000	5,143,175
			85,913,330
Personal Products - 0.0%
Prestige Brands, Inc. 5.375% 12/15/21 (f)		2,335,000	2,367,106
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,560,737
4% 1/31/24		6,408,000	6,864,442
4.25% 8/9/42		9,573,000	9,650,541
4.75% 5/5/21		7,000,000	7,800,541
5.375% 1/31/44		10,973,000	12,995,697
9.7% 11/10/18		7,983,000	10,269,148
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,271,265
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,348,431
4.75% 11/1/42		31,385,000	31,869,679
6.15% 9/15/43		4,511,000	5,455,955
6.75% 6/15/17		3,719,000	4,133,103
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
7.25% 6/15/37		$ 5,056,000	$ 6,639,261
Vector Group Ltd. 7.75% 2/15/21		5,430,000	5,796,525
			122,655,325
TOTAL CONSUMER STAPLES			388,803,345
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 2/15/19		565,000	446,350
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	10,711,759
5.35% 3/15/20 (f)		8,816,000	8,688,900
5.85% 5/21/43 (f)(m)		6,758,000	5,423,295
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,037,346
5% 10/1/21		7,366,000	7,978,159
6.5% 4/1/20		738,000	848,317
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,919,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,953,200
6% 10/1/22		995,000	910,425
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,765,200
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,824,700
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	756,500
5.875% 4/1/20		585,000	535,275
Offshore Group Investment Ltd.:
7.125% 4/1/23		621,000	405,203
7.5% 11/1/19		3,400,000	2,176,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,270,940
Transocean, Inc.:
2.5% 10/15/17		1,000,000	915,000
5.05% 12/15/16		7,572,000	7,581,465
			73,147,034
Oil, Gas & Consumable Fuels - 5.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,585,300
4.875% 3/15/24		190,000	195,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Afren PLC:
6.625% 12/9/20 (f)		$ 780,000	$ 299,520
10.25% 4/8/19 (Reg. S)		2,075,000	817,550
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (f)(m)		4,733,000	3,810,065
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,146,949
Antero Resources Corp. 5.125% 12/1/22 (f)		2,820,000	2,777,700
Approach Resources, Inc. 7% 6/15/21		1,715,000	1,564,938
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,937,335
2.315% 2/13/20		37,777,000	37,920,893
3.535% 11/4/24		15,450,000	15,871,646
3.814% 2/10/24		11,032,000	11,555,303
4.5% 10/1/20		5,954,000	6,575,538
4.742% 3/11/21		8,800,000	9,790,572
California Resources Corp.:
5% 1/15/20 (f)		4,620,000	4,238,850
5.5% 9/15/21 (f)		3,970,000	3,622,625
6% 11/15/24 (f)		975,000	868,969
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,988,292
3.9% 2/1/25		24,997,000	25,368,280
Cenovus Energy, Inc. 5.7% 10/15/19		3,980,000	4,420,996
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	939,375
6.125% 2/15/21		6,750,000	7,171,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,968,464
6.125% 7/15/22		1,240,000	1,328,350
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,354,340
CONSOL Energy, Inc. 5.875% 4/15/22		4,935,000	4,737,600
Consolidated Energy Finance SA 6.75% 10/15/19 (f)		6,425,000	6,360,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	683,400
7.75% 4/1/19		800,000	833,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,754,141
2.7% 4/1/19		5,789,000	5,470,287
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
3.875% 3/15/23		$ 5,532,000	$ 5,015,289
Denbury Resources, Inc. 5.5% 5/1/22		6,190,000	5,787,650
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	68,040
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,550,187
6.45% 11/3/36 (f)		13,741,000	12,716,306
EDC Finance Ltd. 4.875% 4/17/20 (f)		3,670,000	2,899,300
El Paso Corp. 6.5% 9/15/20		13,131,000	15,149,721
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,247,249
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)		9,045,000	9,343,259
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	3,931,239
3.9% 5/15/24 (f)		4,249,000	4,168,558
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,900,700
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	4,592,950
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,003,663
3.75% 2/15/25		9,982,000	10,378,335
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		6,075,000	6,287,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,885,000	1,932,125
9.375% 5/1/20		12,080,000	12,895,400
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	958,389
6.875% 5/16/17 (Reg. S)		200,000	201,766
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,935,000	1,993,050
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	234,720
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		1,305,000	1,229,963
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	731,250
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		6,555,000	5,309,550
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (f)		665,000	565,250
9.125% 7/2/18 (f)		510,000	562,530
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		1,565,000	1,306,775
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,480,739
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		1,145,000	1,070,575
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19		$ 2,620,000	$ 2,233,550
6.5% 5/15/19		2,030,000	1,776,250
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,443,278
Motiva Enterprises LLC 5.75% 1/15/20 (f)		4,187,000	4,589,475
MPLX LP 4% 2/15/25		2,532,000	2,568,856
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,299,552
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,133,735
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		5,260,000	5,430,950
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,430,000	1,211,925
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		4,876,000	3,498,530
Pan American Energy LLC 7.875% 5/7/21 (f)		583,000	603,405
Peabody Energy Corp.:
6% 11/15/18		4,320,000	3,931,200
6.25% 11/15/21		2,270,000	1,889,775
7.375% 11/1/16		4,630,000	4,861,500
7.875% 11/1/26		1,790,000	1,432,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,050,000	1,208,183
Petro-Canada 6.05% 5/15/18		3,850,000	4,328,848
Petrobras Global Finance BV:
1.8806% 5/20/16 (m)		1,285,000	1,220,750
2.3933% 1/15/19 (m)		1,800,000	1,534,500
3% 1/15/19		1,893,000	1,638,940
3.25% 3/17/17		26,728,000	24,900,072
4.375% 5/20/23		20,096,000	16,541,018
4.875% 3/17/20		26,750,000	23,740,625
5.625% 5/20/43		18,504,000	14,770,448
6.25% 3/17/24		1,200,000	1,106,400
7.25% 3/17/44		640,000	578,522
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	4,692,500
3.875% 1/27/16		10,192,000	10,015,475
5.375% 1/27/21		44,755,000	40,269,654
5.75% 1/20/20		11,270,000	10,396,237
6.875% 1/20/40		2,325,000	2,009,265
7.875% 3/15/19		14,017,000	14,191,091
Petroleos de Venezuela SA:
5.375% 4/12/27		1,775,000	573,325
5.5% 4/12/37		655,000	204,966
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 12,035,000	$ 7,932,269
9.75% 5/17/35 (f)		3,220,000	1,228,430
12.75% 2/17/22 (f)		1,595,000	849,338
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,816,422
3.5% 7/18/18		14,963,000	15,462,764
3.5% 7/23/20 (f)		13,960,000	14,211,280
3.5% 1/30/23		11,489,000	11,255,773
4.5% 1/23/26 (f)		46,043,000	46,860,263
4.875% 1/24/22		14,642,000	15,557,125
4.875% 1/18/24		13,072,000	13,902,072
5.5% 1/21/21		12,069,000	13,245,728
5.5% 6/27/44		22,304,000	22,638,560
5.5% 6/27/44 (f)		640,000	649,600
5.625% 1/23/46 (f)		36,355,000	37,282,053
6% 3/5/20		6,145,000	6,959,213
6.375% 1/23/45		14,002,000	15,663,337
6.5% 6/2/41		24,867,000	28,034,558
6.625% (f)(g)		5,520,000	5,580,720
8% 5/3/19		8,600,000	10,328,600
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,779,121
4.875% 11/15/44		34,230,000	36,946,390
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,323,376
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,411,359
6.125% 1/15/17		6,185,000	6,701,948
PT Pertamina Persero:
4.3% 5/20/23 (Reg S.)		200,000	201,548
4.875% 5/3/22 (f)		845,000	883,025
5.25% 5/23/21 (f)		815,000	871,031
6% 5/3/42 (f)		1,095,000	1,122,375
6.5% 5/27/41 (f)		1,500,000	1,635,000
Rice Energy, Inc. 6.25% 5/1/22		7,785,000	7,590,375
Rosetta Resources, Inc.:
5.625% 5/1/21		6,305,000	6,005,513
5.875% 6/1/24		535,000	505,575
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (f)		3,030,000	3,045,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC: - continued
5.75% 5/15/24		$ 1,595,000	$ 1,630,888
SemGroup Corp. 7.5% 6/15/21		5,230,000	5,491,500
Sibur Securities Ltd. 3.914% 1/31/18 (f)		1,570,000	1,348,818
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,878,282
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,492,347
4.05% 1/23/20		11,618,000	11,900,759
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	339,524
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,821,736
2.95% 9/25/18		1,960,000	2,022,367
4.6% 6/15/21		2,694,000	2,956,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/18 (f)		3,280,000	3,411,200
Teine Energy Ltd. 6.875% 9/30/22 (f)		6,310,000	5,615,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		745,000	787,838
6.125% 10/15/21		505,000	535,300
6.25% 10/15/22 (f)		800,000	848,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	10,078,244
4.55% 6/24/24		53,471,000	52,242,023
Total SA 2.625% (Reg. S) (g)(m)	EUR	2,150,000	2,449,746
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,654,229
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,320,972
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,064,575
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,509,436
4.3% 3/4/24		8,588,000	8,834,089
YPF SA:
8.75% 4/4/24 (f)		3,415,000	3,481,593
8.875% 12/19/18 (f)		2,725,000	2,833,183
Zhaikmunai International BV 7.125% 11/13/19 (f)		2,415,000	2,053,233
			1,092,377,490
TOTAL ENERGY			1,165,524,524
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - 15.5%
Banks - 5.9%
Banco Daycoval SA 5.75% 3/19/19 (f)		$ 150,000	$ 152,625
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		378,225	400,919
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	2,000,000	2,302,215
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)		12,355,000	12,326,584
5.75% 9/26/23 (f)		10,860,000	11,050,050
6.5% 6/10/19 (Reg. S)		1,000,000	1,072,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (f)		8,770,000	8,826,900
1.375% 9/27/17 (Reg. S)		2,720,000	2,736,168
Bank of America Corp.:
2.6% 1/15/19		8,068,000	8,194,894
2.65% 4/1/19		6,430,000	6,541,368
3.3% 1/11/23		31,429,000	31,865,329
3.875% 3/22/17		25,777,000	27,042,032
4.1% 7/24/23		11,481,000	12,341,444
4.2% 8/26/24		16,813,000	17,412,921
4.25% 10/22/26		14,724,000	15,064,389
5.65% 5/1/18		8,780,000	9,752,253
5.75% 12/1/17		21,955,000	24,278,585
5.875% 1/5/21		6,530,000	7,629,587
6.5% 8/1/16		9,000,000	9,649,332
Bank of America NA 5.3% 3/15/17		3,467,000	3,721,062
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		1,265,000	1,287,138
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,342,474
4.25% 1/12/22	GBP	4,000,000	7,079,985
6.75% 1/16/23 (m)	GBP	2,250,000	3,836,018
Barclays PLC 2.75% 11/8/19		12,249,000	12,390,255
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,206,188
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,615,000	899,071
BPCE SA 5.7% 10/22/23 (f)		6,050,000	6,713,969
Capital One NA:
1.65% 2/5/18		18,801,000	18,770,166
2.95% 7/23/21		18,827,000	19,062,168
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,147,142
1.85% 11/24/17		33,365,000	33,423,355
2.4% 2/18/20		37,777,000	37,622,643
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
2.5% 7/29/19		$ 46,387,000	$ 46,932,279
3.375% 3/1/23		5,193,000	5,301,118
3.953% 6/15/16		11,847,000	12,259,027
4.05% 7/30/22		5,303,000	5,525,413
4.75% 5/19/15		12,211,000	12,318,274
5.3% 5/6/44		28,968,000	32,406,183
5.5% 9/13/25		4,478,000	5,071,313
6.125% 5/15/18		3,779,000	4,260,883
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	14,030,743
Credit Suisse AG 6% 2/15/18		18,058,000	20,053,319
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,506,038
Development Bank of Philippines 8.375% (g)(m)		1,930,000	2,044,700
Discover Bank:
4.2% 8/8/23		7,852,000	8,392,477
7% 4/15/20		2,030,000	2,420,395
8.7% 11/18/19		2,958,000	3,634,947
Fifth Third Bancorp:
4.5% 6/1/18		798,000	860,026
8.25% 3/1/38		4,667,000	7,033,365
Finansbank A/S 5.5% 5/11/16 (Reg. S)		1,300,000	1,320,150
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		2,000,000	1,982,160
7.75% 7/5/17 (Reg. S)		350,000	346,878
GTB Finance BV:
6% 11/8/18 (f)		2,325,000	2,011,125
7.5% 5/19/16 (f)		1,045,000	1,029,325
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,791,849
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,529,582
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,141,187
HSBK BV:
7.25% 5/3/17 (f)		2,035,000	1,984,125
7.25% 5/3/17 (Reg. S)		250,000	243,750
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,443,640
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)		4,170,000	4,294,141
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		650,000	640,055
6.2% 12/21/21 (Reg. S)		980,000	1,040,025
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,536,008
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2% 8/15/17		$ 11,000,000	$ 11,149,765
2.2% 10/22/19		7,268,000	7,260,587
2.35% 1/28/19		6,857,000	6,954,801
3.25% 9/23/22		18,423,000	18,839,636
3.875% 9/10/24		39,644,000	40,422,410
4.125% 12/15/26		50,896,000	52,237,517
4.25% 10/15/20		6,995,000	7,643,639
4.35% 8/15/21		20,267,000	22,166,788
4.5% 1/24/22		22,046,000	24,374,631
4.625% 5/10/21		6,879,000	7,644,213
4.95% 3/25/20		22,079,000	24,730,909
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,540,404
KeyBank NA:
5.45% 3/3/16		3,939,000	4,114,605
6.95% 2/1/28		1,977,000	2,618,817
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,571,804
5% 1/17/17		14,669,000	15,523,616
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,200,000	1,116,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,000,000	931,000
Regions Bank:
6.45% 6/26/37		24,618,000	30,768,635
7.5% 5/15/18		24,647,000	28,502,407
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,051,165
5.75% 6/15/15		2,005,000	2,030,824
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		50,093,000	53,058,556
6% 12/19/23		15,025,000	16,820,112
6.1% 6/10/23		16,183,000	18,143,587
6.125% 12/15/22		24,107,000	27,193,781
SB Capital SA 5.5% 2/26/24 (f)(m)		2,285,000	1,588,646
Wachovia Bank NA 6% 11/15/17		2,243,000	2,514,055
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,237,404
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,191,998
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16		$ 4,301,000	$ 4,461,298
4.48% 1/16/24		4,804,000	5,240,741
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,040,000
Zenith Bank PLC 6.25% 4/22/19 (f)		2,495,000	2,208,075
			1,131,418,855
Capital Markets - 2.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,936,001
4.25% 2/15/24		12,758,000	13,478,853
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)(h)		4,740,000	4,905,900
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,822,446
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,897,718
2.55% 10/23/19		33,080,000	33,327,835
2.625% 1/31/19		50,400,000	51,266,981
2.9% 7/19/18		17,494,000	18,006,487
5.25% 7/27/21		17,105,000	19,416,895
5.625% 1/15/17		3,200,000	3,437,568
5.95% 1/18/18		4,975,000	5,546,936
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,808,643
6.85% 6/15/17		7,271,000	8,093,328
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,023,880
2.125% 4/25/18		12,586,000	12,678,495
2.375% 7/23/19		46,739,000	47,023,968
3.7% 10/23/24		24,714,000	25,515,129
4.3% 1/27/45		14,313,000	14,703,602
4.875% 11/1/22		26,240,000	28,508,186
5% 11/24/25		3,189,000	3,514,664
5.45% 1/9/17		13,970,000	14,982,825
5.625% 9/23/19		12,714,000	14,432,246
5.75% 1/25/21		19,879,000	23,109,894
6.625% 4/1/18		16,118,000	18,333,967
MU Finance PLC 8.375% 2/1/17 (f)		806,170	826,324
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (m)		7,915,000	8,093,088
			495,691,859
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - 1.4%
Capital One Financial Corp. 2.45% 4/24/19		$ 10,550,000	$ 10,662,801
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		840,000	865,200
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,631,594
3.95% 11/6/24		9,738,000	9,927,268
5.2% 4/27/22		12,545,000	13,871,696
6.45% 6/12/17		10,366,000	11,387,507
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,239,366
1.7% 5/9/16		19,473,000	19,582,867
2.875% 10/1/18		13,000,000	13,396,981
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,294,751
4.625% 1/7/21		19,476,000	21,939,675
4.65% 10/17/21		5,377,000	6,097,695
5.625% 9/15/17		5,858,000	6,495,702
5.625% 5/1/18		25,000,000	28,109,000
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,549,430
1.625% 10/2/15 (f)		9,515,000	9,559,083
1.875% 8/9/16 (f)		2,974,000	3,005,971
2.125% 10/2/17 (f)		5,048,000	5,092,079
2.875% 8/9/18 (f)		5,276,000	5,400,930
Navient Corp.:
5% 10/26/20		915,000	926,438
5.875% 10/25/24		7,685,000	7,464,056
SLM Corp.:
4.875% 6/17/19		2,160,000	2,257,200
5.5% 1/15/19		2,025,000	2,131,313
5.5% 1/25/23		5,000,000	4,912,500
6.125% 3/25/24		4,030,000	4,050,150
8% 3/25/20		950,000	1,105,563
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,345,293
3% 8/15/19		4,907,000	4,990,944
3.75% 8/15/21		7,409,000	7,688,549
4.25% 8/15/24		7,458,000	7,817,498
			270,799,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)		$ 3,415,000	$ 3,500,375
4.5% 5/15/21 (f)		4,575,000	4,838,063
5% 10/1/21 (f)		7,495,000	8,141,444
Brixmor Operating Partnership LP 3.85% 2/1/25		14,325,000	14,487,446
City of Buenos Aires 9.95% 3/1/17 (f)		1,018,000	1,053,630
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,325,000	2,391,960
5.875% 2/1/22		18,611,000	19,518,286
6% 8/1/20		4,745,000	5,077,150
ILFC E-Capital Trust I 4.37% 12/21/65 (f)(m)		10,340,000	9,797,150
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(m)		4,765,000	4,586,313
ING U.S., Inc. 5.5% 7/15/22		25,716,000	29,715,635
KfW 1.75% 10/15/19		6,010,000	6,061,987
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,152,595
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	632,775
7.75% 1/27/18		2,350,000	2,013,339
			112,968,148
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,563,711
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,538,060
3.875% 1/15/35		19,041,000	19,198,888
4.875% 6/1/22		3,590,000	4,103,112
5.6% 10/18/16		10,702,000	11,466,818
Aon Corp.:
3.125% 5/27/16		11,274,000	11,556,820
3.5% 9/30/15		4,451,000	4,522,666
5% 9/30/20		3,854,000	4,351,548
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		4,900,000	5,228,472
Assicurazioni Generali SpA 7.75% 12/12/42 (m)	EUR	2,000,000	2,920,721
Aviva PLC 6.625% 6/3/41 (m)	GBP	3,300,000	5,854,570
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,409,377
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)		1,859,000	1,924,065
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 17,011,704
5.375% 3/15/17		194,000	209,357
Liberty Mutual Group, Inc. 5% 6/1/21 (f)		12,644,000	14,025,231
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,986,538
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,673,357
MetLife, Inc.:
1.903% 12/15/17		2,987,000	3,008,683
3.048% 12/15/22		12,433,000	12,745,305
4.368% 9/15/23		9,625,000	10,690,064
4.75% 2/8/21		4,032,000	4,556,612
6.75% 6/1/16		7,610,000	8,163,582
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	8,018,096
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	11,333,109
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	17,508,051
6% 2/10/20 (f)		12,654,000	14,312,408
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,647,748
4.5% 11/16/21		6,390,000	7,072,938
6.2% 11/15/40		4,318,000	5,530,624
7.375% 6/15/19		3,230,000	3,899,870
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,642,285
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)		18,083,000	20,785,486
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)		4,172,000	4,258,043
4.125% 11/1/24 (f)		6,048,000	6,388,787
Unum Group:
5.625% 9/15/20		8,386,000	9,498,671
5.75% 8/15/42		16,937,000	20,453,020
7.125% 9/30/16		587,000	638,283
			314,696,680
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,878,339
4.6% 4/1/22		4,025,000	4,238,462
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,528,109
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20		$ 5,005,000	$ 5,260,405
4.2% 12/15/23		12,000,000	12,840,096
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,371,022
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,728,904
4.25% 1/15/24		9,191,000	9,760,612
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,355,776
DDR Corp.:
3.625% 2/1/25		7,690,000	7,693,468
4.625% 7/15/22		8,808,000	9,465,086
4.75% 4/15/18		11,273,000	12,096,865
7.5% 4/1/17		5,574,000	6,208,851
7.875% 9/1/20		323,000	401,568
9.625% 3/15/16		3,691,000	4,004,705
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,406,076
3.75% 12/1/24		5,408,000	5,541,058
3.875% 10/15/22		11,543,000	12,012,846
4.375% 6/15/22		7,323,000	7,840,202
5.95% 2/15/17		1,109,000	1,200,296
6.5% 1/15/18		3,795,000	4,267,622
6.75% 3/15/20		10,379,000	12,277,838
8.25% 8/15/19		75,000	92,462
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,288,711
5.375% 10/15/15		1,403,000	1,438,889
6% 9/15/17		1,212,000	1,325,755
6.25% 1/15/17		1,027,000	1,106,893
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,901,457
6.2% 1/15/17		620,000	674,755
HCP, Inc. 3.75% 2/1/16		6,084,000	6,242,792
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,192,811
4.7% 9/15/17		1,538,000	1,653,521
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	664,973
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,403,236
6.25% 6/15/17		1,232,000	1,321,969
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18		$ 867,000	$ 950,265
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,771,561
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)		4,655,000	4,748,961
4.95% 4/1/24		3,875,000	4,142,349
5.875% 3/15/24		290,000	311,025
6.75% 10/15/22		345,000	363,975
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,451,427
5% 12/15/23		2,030,000	2,221,001
Senior Housing Properties Trust 6.75% 4/15/20		250,000	284,104
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,973,035
The GEO Group, Inc. 5.875% 1/15/22		2,630,000	2,774,650
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,711,371
WP Carey, Inc. 4% 2/1/25		19,760,000	19,616,977
			248,007,131
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,574,358
3.85% 4/15/16		16,284,000	16,760,502
4.25% 7/15/22		5,809,000	6,113,653
6.125% 4/15/20		3,429,000	3,932,861
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,945,457
4.1% 10/1/24		15,881,000	16,178,324
4.55% 10/1/29		15,881,000	16,493,673
4.95% 4/15/18		12,690,000	13,648,082
5.7% 5/1/17		7,049,000	7,625,615
6% 4/1/16		2,699,000	2,831,151
CBRE Group, Inc.:
5% 3/15/23		12,115,000	12,720,750
5.25% 3/15/25		3,480,000	3,793,200
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,151,916
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	414,765
Deutsche Annington Finance BV 5% 10/2/23 (f)		3,750,000	4,104,915
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,001,577
5.25% 3/15/21		5,708,000	6,294,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
2.375% 7/1/19		$ 8,777,000	$ 8,834,200
4.625% 12/15/21		17,159,000	19,058,621
4.75% 7/15/20		7,700,000	8,530,630
5.375% 8/1/16		2,768,000	2,932,619
5.75% 6/15/17		14,407,000	15,804,753
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,218,203
5.5% 3/15/17		3,597,000	3,888,440
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	159,320
5.875% 6/15/19		150,000	156,179
6% 11/1/20		105,000	111,082
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,139,294
Hunt Companies, Inc. 9.625% 3/1/21 (f)		870,000	885,225
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	65,325
11.5% 7/20/20 (Reg. S)		5,000	5,500
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,534,260
4.125% 6/15/22		6,280,000	6,573,176
4.4% 2/15/24		13,017,000	13,900,958
4.75% 10/1/20		11,282,000	12,257,002
5.125% 3/2/15		1,405,000	1,405,000
5.5% 12/15/16		1,891,000	2,024,342
6.625% 10/1/17		4,835,000	5,397,731
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,259,671
3.15% 5/15/23		14,735,000	13,407,789
4.5% 4/18/22		4,072,000	4,117,826
5.8% 1/15/16		10,000,000	10,370,650
7.75% 8/15/19		700,000	812,976
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,372,147
6.05% 9/1/16		2,000,000	2,140,110
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,576,052
Prime Property Funding, Inc. 5.7% 4/15/17 (f)		4,546,000	4,830,530
Realogy Corp. 7.625% 1/15/20 (f)		981,000	1,057,028
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		235,000	239,113
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 6% 3/31/16		$ 7,123,000	$ 7,452,104
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,575,281
5.875% 6/15/17		2,874,000	3,149,231
Tanger Properties LP:
3.75% 12/1/24		10,161,000	10,431,384
3.875% 12/1/23		4,812,000	4,988,827
6.125% 6/1/20		14,318,000	16,596,209
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,707,360
3.5% 2/1/25		4,631,000	4,669,118
3.75% 5/1/24		20,000,000	20,528,420
4.375% 2/1/45		2,766,000	2,791,082
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,105,392
4% 4/30/19		3,747,000	3,999,109
4.25% 3/1/22		300,000	319,367
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,436,714
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		570,000	563,588
5.875% 6/15/24 (f)		415,000	415,519
			412,379,958
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		834	12,304
TOTAL FINANCIALS			2,985,974,035
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,853,276
2.2% 5/22/19		14,136,000	14,217,833
			29,071,109
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		440,000	470,800
7.75% 2/15/19		435,000	453,270
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.:
2.675% 12/15/19		$ 4,539,000	$ 4,641,845
4.685% 12/15/44		4,214,000	4,601,515
			10,167,430
Health Care Providers & Services - 0.9%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,887,213
Community Health Systems, Inc.:
5.125% 8/1/21		635,000	661,988
6.875% 2/1/22		7,110,000	7,603,256
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,913,826
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,604,361
HCA Holdings, Inc.:
3.75% 3/15/19		19,477,000	19,890,886
4.25% 10/15/19		7,590,000	7,855,650
4.75% 5/1/23		595,000	627,666
5% 3/15/24		2,370,000	2,559,600
5.875% 3/15/22		715,000	803,660
6.5% 2/15/20		30,303,000	34,469,663
HealthSouth Corp. 5.75% 11/1/24		1,155,000	1,206,975
Kindred Escrow Corp. II:
8% 1/15/20 (f)		1,810,000	1,963,850
8.75% 1/15/23 (f)		3,665,000	3,994,850
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,188,457
4.125% 9/15/20		7,486,000	8,016,039
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	529,375
5.5% 2/1/21		5,400,000	5,764,500
Tenet Healthcare Corp.:
5% 3/1/19 (f)		2,285,000	2,296,425
6% 10/1/20		860,000	935,250
8.125% 4/1/22		16,575,000	18,771,188
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,423,958
2.875% 3/15/23		16,114,000	16,469,555
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,604,036
			181,042,227
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		$ 3,107,000	$ 3,107,767
2.4% 2/1/19		1,959,000	1,981,436
4.15% 2/1/24		3,010,000	3,231,479
			8,320,682
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,612,371
2.9% 11/6/22		13,855,000	13,860,279
Bayer U.S. Finance LLC:
2.375% 10/8/19 (f)		10,323,000	10,486,103
3% 10/8/21 (f)		7,536,000	7,789,142
3.375% 10/8/24 (f)		5,201,000	5,420,227
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		2,060,000	2,181,025
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,622,605
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,948,777
2.3% 11/8/18		3,161,000	3,191,450
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,783,858
3.9% 12/15/24		5,449,000	5,651,490
4.9% 12/15/44		2,390,000	2,569,030
Valeant Pharmaceuticals International 5.5% 3/1/23 (f)		3,410,000	3,444,100
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,748,447
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,004,425
3.25% 2/1/23		4,892,000	4,871,933
			90,185,262
TOTAL HEALTH CARE			318,786,710
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (f)		9,122,000	9,586,894
6.375% 6/1/19 (f)		8,071,000	9,338,421
Bombardier, Inc. 5.5% 9/15/18 (f)(h)(i)		2,010,000	2,010,000
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		6,075,000	5,892,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm, Inc.:
5.5% 10/15/20		$ 4,530,000	$ 4,484,700
6% 7/15/22		2,885,000	2,921,063
Triumph Group, Inc.:
4.875% 4/1/21		965,000	940,875
5.25% 6/1/22		45,000	44,325
			35,219,028
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		1,165,000	1,238,541
Airlines - 0.3%
Air Canada 6.625% 5/15/18 (f)		1,465,000	1,533,049
Allegiant Travel Co. 5.5% 7/15/19		6,225,000	6,474,000
American Airlines Group, Inc.:
4.625% 3/1/20 (f)		2,670,000	2,673,338
5.5% 10/1/19 (f)		8,970,000	9,384,863
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (f)		214,707	226,247
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		252,453	282,748
6.125% 4/29/18		240,000	254,400
6.648% 3/15/19		1,549,857	1,597,282
6.9% 7/2/19		403,289	421,920
9.25% 5/10/17		1,505,636	1,663,728
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,571,813
6.75% 5/23/17		1,515,000	1,571,813
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,566,950
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 5/15/23		331,367	344,621
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,486,273
8.36% 1/20/19		1,017,897	1,112,053
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		653,446	707,355
12% 1/15/16 (f)		202,793	219,524
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,756,000
6% 7/15/26		15,845,000	15,686,550
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.: - continued
6% 7/15/28		$ 3,725,000	$ 3,641,188
6.375% 6/1/18		140,000	149,975
			57,049,490
Building Products - 0.1%
Building Materials Corp. of America 5.375% 11/15/24 (f)		3,095,000	3,187,850
HD Supply, Inc.:
5.25% 12/15/21 (f)		2,110,000	2,191,763
7.5% 7/15/20		8,600,000	9,202,000
USG Corp. 5.5% 3/1/25 (f)		1,425,000	1,457,063
			16,038,676
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		1,950,000	2,028,000
ADT Corp.:
3.5% 7/15/22		6,296,000	5,776,580
4.125% 4/15/19		3,395,000	3,441,681
4.125% 6/15/23		5,040,000	4,800,600
5.25% 3/15/20		2,035,000	2,131,663
6.25% 10/15/21		2,065,000	2,235,363
APX Group, Inc.:
6.375% 12/1/19		7,740,000	7,759,350
8.75% 12/1/20		10,170,000	9,330,975
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		6,560,000	6,232,000
Cenveo Corp. 6% 8/1/19 (f)		325,000	306,313
Garda World Security Corp.:
7.25% 11/15/21 (f)		8,485,000	8,294,088
7.25% 11/15/21 (f)		400,000	391,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,360,000
7% 2/15/22		660,000	722,700
Tervita Corp. 9.75% 11/1/19 (f)		1,865,000	1,230,900
			59,646,213
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (f)		4,340,000	4,133,850
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,189,113
Odebrecht Finance Ltd. 4.375% 4/25/25 (f)		650,000	524,875
			5,847,838
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,669,378
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,390,250
Schaeffler Finance BV:
4.25% 5/15/21 (f)		1,345,000	1,358,450
4.75% 5/15/21 (f)		1,540,000	1,582,350
			4,331,050
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		3,210,000	3,210,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		6,910,000	6,478,125
8.125% 2/15/19		2,885,000	2,481,100
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	854,025
			13,023,250
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,385,281
IHS, Inc. 5% 11/1/22 (f)		2,895,000	2,942,044
			6,327,325
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,723,094
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	697,970
			2,421,064
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,243,734
3.75% 2/1/22		16,396,000	16,648,646
3.875% 4/1/21		14,814,000	15,258,420
4.25% 9/15/24		12,030,000	12,390,900
4.75% 3/1/20		11,796,000	12,710,190
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,669,500
5.5% 2/15/22		1,380,000	1,480,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
6.25% 12/1/19		$ 830,000	$ 918,146
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,831,225
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,544,000
6.75% 12/15/20		2,795,000	2,829,938
International Lease Finance Corp.:
4.625% 4/15/21		955,000	1,007,525
5.875% 8/15/22		1,810,000	2,068,106
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,611,591
			84,211,971
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,708,560	1,776,902
10.75% 12/1/20 (Reg. S)		95,760	99,590
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,277,559
			6,154,051
TOTAL INDUSTRIALS			311,177,875
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		5,575,000	5,965,250
8.875% 1/1/20 (f)		1,970,000	2,176,850
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		1,595,000	1,595,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,570,000
Lucent Technologies, Inc.:
6.45% 3/15/29		9,580,000	9,591,975
6.5% 1/15/28		4,782,000	4,770,045
			25,669,120
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,801,189
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,271,610
6.55% 10/1/17		1,383,000	1,552,885
			8,625,684
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		$ 1,965,000	$ 1,969,913
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		2,295,000	1,635,188
			3,605,101
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,400,000
CDW LLC/CDW Finance Corp. 5% 9/1/23		1,460,000	1,467,300
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		670,000	502,500
			5,369,800
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19		1,760,000	1,746,800
7% 7/1/24		970,000	882,700
Infineon Technologies AG 1.5% 3/10/22 (Reg. S) (h)	EUR	4,400,000	4,898,216
Micron Technology, Inc.:
5.25% 8/1/23 (f)		3,265,000	3,342,544
5.875% 2/15/22		2,310,000	2,439,938
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,925,375
			15,235,573
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		4,615,000	4,730,375
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp. 8.875% 3/1/23 (f)		810,000	810,000
TOTAL INFORMATION TECHNOLOGY			64,045,653
MATERIALS - 1.4%
Chemicals - 0.2%
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,099,838
NOVA Chemicals Corp. 5% 5/1/25 (f)		3,420,000	3,612,375
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,254,375
OCP SA 5.625% 4/25/24 (f)		390,000	421,980
PSPC Escrow Corp. 6.5% 2/1/22 (f)		2,210,000	2,328,788
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,613,638
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,764,909
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20		$ 5,898,000	$ 6,451,580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,283,040
			39,830,523
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (f)		1,220,000	1,221,598
9.375% 10/12/22 (f)		710,000	809,826
CEMEX S.A.B. de CV:
6.125% 5/5/25 (f)		2,695,000	2,715,213
6.5% 12/10/19 (f)		4,195,000	4,409,994
CRH America, Inc. 6% 9/30/16		2,286,000	2,447,753
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	760,375
			12,364,759
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(m)		14,343,753	14,670,073
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2406% 12/15/19 (f)(m)		7,335,000	7,206,638
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,214,880
6.75% 1/31/21 (f)		595,000	600,950
7% 11/15/20 (f)		1,082,647	1,074,527
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)		1,435,000	1,449,350
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,973,450
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (f)		1,960,000	2,033,500
5.375% 1/15/25 (f)		1,960,000	2,045,750
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)		6,885,000	7,125,975
			45,395,093
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	10,827,384
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	675,500
Compania Minera Ares SAC 7.75% 1/23/21 (f)		500,000	515,625
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	12,092,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.25% 7/17/42 (f)		$ 2,453,000	$ 2,389,158
4.875% 11/4/44 (f)		10,078,000	10,713,337
5.625% 10/18/43 (f)		9,395,000	11,004,927
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,030,000	1,659,018
9.5% 4/24/18 (Reg. S)		2,500,000	2,412,500
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		1,597,000	1,117,900
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		5,075,000	4,719,750
7.25% 5/15/22 (f)		3,745,000	3,459,444
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (f)		2,625,000	2,195,156
8.25% 11/1/19 (f)		4,340,000	4,101,300
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,633,903
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,505,000	1,354,500
4.875% 10/7/20 (Reg. S)		200,000	180,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (f)		675,000	680,063
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		11,105,000	9,689,113
Lundin Mining Corp.:
7.5% 11/1/20 (f)		3,780,000	3,883,950
7.875% 11/1/22 (f)		5,840,000	6,044,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	70,040
10.25% 5/20/15 (Reg. S)		100,000	60,000
10.5% 11/28/17 (f)		3,050,000	1,190,110
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,350,000	2,279,500
9.5% 12/5/20 (f)		4,900,000	4,863,250
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	4,781,700
Nord Gold NV 6.375% 5/7/18 (f)		1,460,000	1,351,551
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,910,000	2,550,615
5.625% 4/29/20 (Reg. S)		200,000	175,300
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,278,256
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	945,813
11.25% 10/15/18		2,072,000	2,175,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		$ 1,600,000	$ 1,576,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	557,825
7.5% 7/27/35		910,000	1,026,107
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,660,000	1,701,500
6.125% 8/15/19		2,683,000	2,877,518
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,663,520
6.25% 1/11/16		5,000,000	5,185,500
6.25% 1/23/17		5,581,000	5,936,286
6.875% 11/21/36		640,000	637,120
Vedanta Resources PLC 6.75% 6/7/16 (f)		1,040,000	1,029,600
			164,262,341
Paper & Forest Products - 0.0%
Mercer International, Inc. 7% 12/1/19 (f)		915,000	953,888
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
			953,888
TOTAL MATERIALS			262,806,604
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,930,275
6.625% 2/15/23 (f)		2,780,000	2,894,675
7.875% 12/15/19 (f)		2,092,000	2,222,750
Altice Finco SA:
7.625% 2/15/25 (f)		2,720,000	2,823,387
8.125% 1/15/24 (f)		1,000,000	1,059,400
9.875% 12/15/20 (f)		6,135,000	6,825,188
AT&T, Inc.:
4.8% 6/15/44		15,000,000	15,188,760
6.3% 1/15/38		16,665,000	19,723,244
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	53,664
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,025,460
6% 4/1/17		2,432,000	2,602,240
6.15% 9/15/19		6,992,000	7,638,760
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16		$ 8,346,000	$ 8,923,510
7.995% 6/1/36		4,717,000	5,518,890
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,520,000	4,700,800
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		975,000	1,023,750
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,500,875
Level 3 Financing, Inc. 5.375% 8/15/22		9,455,000	9,782,994
Sprint Capital Corp.:
6.875% 11/15/28		14,005,000	13,164,700
8.75% 3/15/32		3,305,000	3,490,906
TDC A/S 3.5% 2/26/3015(Reg. S) (m)	EUR	1,550,000	1,757,389
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,952,752
2.625% 2/21/20 (f)		21,379,000	21,569,701
4.5% 9/15/20		36,000,000	39,593,592
5.012% 8/21/54 (f)		55,038,000	57,497,263
6.25% 4/1/37		2,348,000	2,949,767
6.4% 9/15/33		10,915,000	13,838,670
6.55% 9/15/43		54,849,000	72,173,166
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)		6,530,000	6,595,300
7.375% 4/23/21 (f)		6,110,000	6,369,675
			356,391,503
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,236,114
3.125% 7/16/22		9,218,000	9,403,282
3.625% 3/30/15		731,000	732,535
Digicel Group Ltd.:
6% 4/15/21 (f)		6,500,000	6,451,250
6.75% 3/1/23 (f)		2,795,000	2,818,758
7% 2/15/20 (f)		665,000	681,625
7.125% 4/1/22 (f)		1,885,000	1,795,463
8.25% 9/1/17 (f)		7,715,000	7,907,875
8.25% 9/30/20 (f)		9,040,000	9,143,960
8.25% 9/30/20 (Reg. S)		625,000	632,188
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	2,500,000	4,182,050
Millicom International Cellular SA 4.75% 5/22/20 (f)		650,000	633,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,680,000	2,713,500
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,522,125
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Corp.:
7.625% 2/15/25		$ 5,395,000	$ 5,448,950
7.875% 9/15/23		8,025,000	8,285,813
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,927,600
6% 3/1/23		4,060,000	4,234,621
6.375% 3/1/25		9,470,000	9,896,150
6.464% 4/28/19		1,520,000	1,577,000
6.5% 1/15/24		2,230,000	2,358,225
6.625% 4/1/23		4,145,000	4,388,519
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	489,600
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		2,946,000	3,052,793
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	653,536
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		4,060,000	3,660,171
			114,827,453
TOTAL TELECOMMUNICATION SERVICES			471,218,956
UTILITIES - 3.2%
Electric Utilities - 1.7%
Aguila 3 SA 7.875% 1/31/18 (f)		5,845,000	5,918,063
AmerenUE 6.4% 6/15/17		2,491,000	2,761,605
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,237,485
2.95% 12/15/22		4,935,000	4,948,838
American Transmission Systems, Inc. 5% 9/1/44 (f)		5,276,000	6,046,132
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,364,340
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,916,315
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,781,204
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		29,344,000	34,476,119
6.4% 9/15/20 (f)		25,897,000	30,696,621
Edison International 3.75% 9/15/17		6,674,000	7,068,287
Eversource Energy:
1.45% 5/1/18		3,325,000	3,294,187
2.8% 5/1/23		15,104,000	14,893,209
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18		$ 29,302,000	$ 29,866,972
4.25% 3/15/23		31,243,000	32,895,192
7.375% 11/15/31		24,589,000	31,374,039
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,437,210
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,428,578
3.75% 11/15/20		1,450,000	1,521,014
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,349,152
Nevada Power Co. 6.5% 5/15/18		790,000	906,496
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,722,026	10,475,483
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,117,008
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	847,181
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,117,540
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,408,622
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,333,745
RJS Power Holdings LLC 5.125% 7/15/19 (f)		8,575,000	8,446,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,641,450
5.15% 3/15/20		3,761,000	4,202,767
			316,771,229
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	954,385
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	477,265
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,827,425
			5,259,075
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. 9% 11/15/18		7,945,000	8,262,800
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,847,300
5.75% 1/15/25		910,000	928,200
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,045,000
7.25% 10/15/21		15,590,000	16,369,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		6,850,000	7,166,813
7.375% 11/1/22 (f)		8,135,000	8,612,931
7.625% 11/1/24 (f)		9,525,000	10,108,406
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		$ 450,000	$ 479,250
NRG Energy, Inc.:
6.25% 7/15/22		5,395,000	5,624,288
6.25% 5/1/24		7,240,000	7,384,800
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		900,000	936,000
The AES Corp.:
4.875% 5/15/23		3,775,000	3,699,500
7.375% 7/1/21		2,545,000	2,844,038
			94,308,826
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5566% 9/30/66 (m)		35,229,000	32,752,613
7.5% 6/30/66 (m)		10,345,000	10,705,006
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,772,465
2% 11/15/18		12,172,000	12,302,959
National Grid PLC 6.3% 8/1/16		1,589,000	1,714,958
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,348,004
5.25% 9/15/17		2,156,000	2,356,482
5.25% 2/15/43		12,739,000	15,281,692
5.45% 9/15/20		11,473,000	13,132,524
5.8% 2/1/42		6,336,000	7,922,889
5.95% 6/15/41		11,832,000	15,195,199
6.4% 3/15/18		3,084,000	3,512,065
6.8% 1/15/19		6,774,000	7,976,195
PG&E Corp. 2.4% 3/1/19		1,683,000	1,695,599
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,503,267
6.5% 12/15/20		5,125,000	6,133,892
Sempra Energy:
2.3% 4/1/17		14,116,000	14,410,799
2.875% 10/1/22		5,760,000	5,770,028
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	3,002,379
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,879,107
			197,368,122
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	3,500,000	$ 5,862,446
TOTAL UTILITIES			619,569,698
TOTAL NONCONVERTIBLE BONDS (Cost $6,988,590,001)			7,253,689,479
U.S. Government and Government Agency Obligations - 30.0%

U.S. Treasury Inflation-Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		200,000,000	204,032,144
1.375% 2/15/44		133,476,250	158,640,589
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	163,815,647
0.25% 1/15/25		75,000,000	75,034,356
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			601,522,736
U.S. Treasury Obligations - 26.9%
U.S. Treasury Bonds:
2.5% 2/15/45		28,590,000	28,027,120
3% 11/15/44		72,677,000	78,826,128
3.125% 8/15/44		50,869,000	56,373,178
3.375% 5/15/44		99,141,000	114,902,833
3.625% 8/15/43		88,210,000	106,754,741
3.625% 2/15/44		132,086,000	159,906,614
4.375% 2/15/38		430,000	570,321
U.S. Treasury Notes:
0.375% 10/31/16		2,590,000	2,583,525
0.5% 11/30/16 (j)		4,100,000	4,097,118
0.5% 1/31/17		14,650,000	14,620,246
0.75% 2/28/18		178,380,000	176,902,835
0.875% 5/15/17		125,000,000	125,439,500
0.875% 8/15/17		433,730,000	434,068,743
0.875% 10/15/17		444,632,000	444,284,742
0.875% 11/15/17		161,240,000	160,962,828
0.875% 1/31/18		192,574,000	191,911,931
0.875% 7/31/19		5,000	4,883
1% 12/15/17		475,286,000	475,880,108
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 2/15/18		$ 250,000,000	$ 249,980,500
1% 5/31/18		123,485,000	123,021,931
1.25% 10/31/18		786,376,000	786,559,914
1.25% 11/30/18		1,470,000	1,469,196
1.25% 1/31/20		8,700,000	8,596,009
1.375% 6/30/18 (k)		3,530,000	3,557,576
1.375% 7/31/18		252,602,000	254,338,639
1.375% 9/30/18		203,561,000	204,642,316
1.5% 12/31/18		62,525,000	63,018,385
1.625% 6/30/19		216,610,000	218,640,719
1.625% 12/31/19		60,000,000	60,365,640
2.25% 3/31/21		306,915,000	316,194,268
2.25% 7/31/21		146,640,000	150,924,674
2.25% 11/15/24		50,619,000	51,722,342
2.375% 8/15/24		106,723,000	110,208,146
TOTAL U.S. TREASURY OBLIGATIONS			5,179,357,649
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,656,600,323)			5,780,880,385
U.S. Government Agency - Mortgage Securities - 12.7%

Fannie Mae - 6.6%
1.75% 10/1/34 (m)		4,121	4,276
1.85% 10/1/33 (m)		3,925	4,110
1.88% 1/1/35 (m)		5,486	5,761
1.88% 1/1/35 (m)		323,836	337,863
1.885% 2/1/33 (m)		2,112	2,200
1.91% 12/1/34 (m)		65,577	68,933
1.91% 3/1/35 (m)		40,892	42,716
1.93% 10/1/33 (m)		22,620	23,624
1.94% 7/1/35 (m)		20,811	21,777
2.05% 3/1/35 (m)		5,264	5,437
2.053% 6/1/36 (m)		168,735	180,611
2.057% 1/1/35 (m)		220,541	232,219
2.06% 10/1/33 (m)		502,529	533,718
2.07% 4/1/37 (m)		122,573	130,200
2.094% 5/1/36 (m)		183,387	193,601
2.105% 7/1/34 (m)		36,351	38,556
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.115% 12/1/34 (m)		$ 13,983	$ 14,738
2.141% 9/1/36 (m)		79,734	85,366
2.142% 9/1/36 (m)		103,242	109,928
2.19% 3/1/37 (m)		25,716	27,309
2.22% 5/1/35 (m)		292,288	312,934
2.236% 3/1/33 (m)		114,752	121,238
2.27% 6/1/47 (m)		145,619	155,905
2.276% 11/1/36 (m)		114,190	121,768
2.31% 12/1/39 (m)		398,016	426,131
2.32% 7/1/35 (m)		131,450	139,823
2.333% 3/1/35 (m)		75,427	80,755
2.335% 9/1/35 (m)		129,474	138,640
2.372% 5/1/36 (m)		217,196	232,232
2.378% 2/1/36 (m)		452,349	482,803
2.389% 7/1/37 (m)		193,718	207,402
2.395% 6/1/36 (m)		448,396	480,070
2.421% 10/1/33 (m)		112,860	120,711
2.445% 12/1/35 (m)		309,418	330,732
2.445% 3/1/40 (m)		534,405	570,948
2.5% 5/1/27 to 8/1/43		21,659,458	21,557,818
2.5% 3/1/30 (h)		81,400,000	83,384,117
2.5% 3/1/30 (h)		3,800,000	3,892,625
2.53% 9/1/37 (m)		31,520	33,746
2.542% 6/1/42 (m)		391,148	404,564
2.573% 7/1/34 (m)		260,572	278,978
2.69% 2/1/42 (m)		2,295,011	2,386,648
2.763% 1/1/42 (m)		2,743,036	2,855,444
2.96% 11/1/40 (m)		237,623	249,838
2.976% 8/1/41 (m)		1,731,453	1,810,790
2.982% 9/1/41 (m)		256,652	268,329
3% 3/1/30 (h)		5,200,000	5,444,562
3% 3/1/30 (h)		5,200,000	5,444,562
3% 4/1/42 to 9/1/43		139,271,849	142,340,886
3.059% 10/1/41 (m)		133,270	139,420
3.163% 3/1/42 (m)		10,736,379	11,274,932
3.235% 7/1/41 (m)		421,843	443,631
3.318% 10/1/41 (m)		209,294	220,259
3.36% 9/1/41 (m)		402,650	431,092
3.466% 12/1/40 (m)		19,808,033	21,027,705
3.5% 9/1/25 to 7/1/44		376,081,736	396,381,994
3.5% 3/1/30 (h)		3,500,000	3,710,658
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.5% 3/1/45 (h)		$ 21,100,000	$ 22,112,140
3.5% 3/1/45 (h)		19,300,000	20,225,796
3.563% 7/1/41 (m)		419,084	442,095
4% 9/1/24 to 1/1/45		228,522,551	245,796,582
4% 1/1/41		110,671	118,586
4% 3/1/45 (h)		7,600,000	8,124,281
4.5% 2/1/33 to 10/1/44		136,560,379	149,252,011
4.5% 3/1/45 (h)		14,800,000	16,083,705
5% 3/1/18 to 10/1/41		4,249,060	4,591,273
5.204% 7/1/37 (m)		38,772	41,654
5.5% 12/1/17 to 6/1/40		39,438,194	44,219,168
5.565% 8/1/46 (m)		35,958	38,497
6% 2/1/17 to 1/1/42		24,199,444	27,625,807
6.5% 5/1/15 to 4/1/37		9,679,927	11,189,808
7% 12/1/15 to 7/1/37		1,934,820	2,249,708
7.5% 1/1/16 to 2/1/32		798,827	945,019
8% 12/1/17 to 3/1/37		15,628	18,836
8.5% 9/1/15 to 7/1/31		6,149	7,285
9.5% 4/1/16 to 9/1/21		23,407	25,829
TOTAL FANNIE MAE			1,263,075,713
Freddie Mac - 2.3%
1.5% 8/1/37 (m)		36,944	38,137
1.82% 3/1/35 (m)		111,303	115,763
1.825% 3/1/37 (m)		35,718	37,371
1.852% 1/1/36 (m)		94,801	100,057
1.909% 3/1/36 (m)		224,502	237,087
1.981% 12/1/35 (m)		274,445	289,806
2.022% 2/1/37 (m)		186,231	197,197
2.05% 6/1/37 (m)		30,640	32,242
2.055% 11/1/35 (m)		234,244	249,479
2.083% 3/1/36 (m)		286,291	301,787
2.095% 8/1/37 (m)		93,898	100,319
2.121% 5/1/37 (m)		75,336	80,578
2.16% 6/1/33 (m)		272,714	290,892
2.314% 10/1/35 (m)		157,359	166,624
2.333% 4/1/37 (m)		95,308	102,040
2.346% 10/1/36 (m)		391,813	419,247
2.364% 4/1/36 (m)		266,374	285,191
2.375% 5/1/37 (m)		71,938	77,020
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
2.385% 6/1/37 (m)		$ 32,366	$ 34,658
2.404% 6/1/33 (m)		842,421	899,980
2.405% 10/1/42 (m)		4,166,917	4,387,013
2.415% 6/1/37 (m)		279,063	298,820
2.42% 6/1/36 (m)		70,489	75,468
2.448% 6/1/37 (m)		58,638	62,431
2.538% 3/1/35 (m)		1,237,423	1,324,833
2.545% 7/1/36 (m)		98,535	105,495
2.595% 4/1/37 (m)		8,560	9,166
2.723% 3/1/33 (m)		6,498	6,957
2.757% 12/1/36 (m)		318,782	341,301
3% 8/1/42 to 7/1/43		45,436,805	46,462,625
3.078% 9/1/41 (m)		2,397,582	2,503,914
3.136% 10/1/35 (m)		204,243	218,702
3.227% 9/1/41 (m)		263,838	277,042
3.242% 4/1/41 (m)		258,678	271,266
3.298% 6/1/41 (m)		318,582	334,354
3.299% 7/1/41 (m)		1,257,732	1,322,214
3.409% 12/1/40 (m)		9,395,966	9,911,020
3.468% 5/1/41 (m)		294,618	311,001
3.5% 4/1/42 to 2/1/44 (l)		132,870,680	139,514,159
3.5% 3/1/45 (h)		100,000	104,641
3.626% 6/1/41 (m)		434,069	458,110
3.71% 5/1/41 (m)		346,817	364,837
4% 6/1/33 (h)		5,203,513	5,627,721
4% 4/1/40 to 8/1/44		97,351,648	104,954,240
4.5% 6/1/25 to 8/1/44		54,324,174	59,481,137
5% 6/1/20 to 7/1/41		29,369,214	32,698,330
5.149% 4/1/38 (m)		385,082	413,708
5.5% 10/1/17 to 3/1/41		17,956,209	20,128,323
6% 7/1/16 to 12/1/37		4,691,502	5,332,042
6.5% 7/1/15 to 9/1/39		6,618,530	7,571,147
7% 6/1/21 to 9/1/36		1,825,897	2,129,576
7.5% 3/1/15 to 6/1/32		37,473	43,458
8% 7/1/16 to 1/1/37		55,629	67,238
8.5% 2/1/19 to 1/1/28		52,629	62,616
9% 5/1/17 to 10/1/20		255	272
9.5% 5/1/21 to 7/1/21		667	735
10% 11/15/18 to 8/1/21		269	297
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
11% 11/1/15 to 9/1/20		$ 574	$ 592
12.5% 6/1/19		3	3
TOTAL FREDDIE MAC			451,232,279
Ginnie Mae - 3.8%
3% 6/20/42 to 2/20/45		54,651,053	56,210,572
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		50,000,000	51,316,405
3% 3/1/45 (h)		3,300,000	3,386,883
3% 3/1/45 (h)		700,000	718,430
3% 3/1/45 (h)		5,500,000	5,644,805
3.5% 11/15/40 to 2/20/45		116,623,411	122,719,736
3.5% 3/1/45 (h)		14,600,000	15,312,890
3.5% 3/1/45 (h)		16,200,000	16,991,015
3.5% 3/1/45 (h)		29,700,000	31,150,195
3.5% 3/1/45 (h)		7,000,000	7,341,797
3.5% 4/1/45 (h)		35,600,000	37,247,892
4% 5/20/33 to 8/15/43		74,938,036	80,698,799
4% 3/1/45 (h)		46,400,000	49,347,124
4% 3/1/45 (h)		16,300,000	17,335,304
4% 3/1/45 (h)		16,300,000	17,335,304
4% 4/1/45 (h)		30,100,000	31,973,021
4.39% 6/20/63 (q)		3,544,529	3,888,760
4.5% 6/20/33 to 8/15/41		104,794,089	115,320,624
4.505% 2/20/63 (q)		3,408,841	3,734,528
5% 12/15/32 to 9/15/41		40,954,271	46,044,845
5.5% 4/15/29 to 9/15/39		7,007,977	8,009,832
6% 10/15/30 to 11/15/39		1,018,979	1,161,421
6.5% 3/20/31 to 10/15/38		503,769	587,690
7% 10/15/22 to 3/15/33		1,668,529	1,965,255
7.5% 1/15/17 to 9/15/31		776,422	910,641
8% 4/15/17 to 11/15/29		271,329	316,574
8.5% 10/15/21 to 1/15/31		43,620	52,588
9% 8/15/19 to 1/15/23		2,713	3,053
9.5% 12/15/20 to 2/15/25		1,172	1,329
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18		$ 3,638	$ 3,917
11% 8/20/15 to 9/20/19		1,225	1,388
TOTAL GINNIE MAE			736,995,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,421,475,958)			2,451,303,891
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (m)		664,344	575,602
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (m)		311,196	305,662
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (f)(m)		3,569,924	2,150,879
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,672,239
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.918% 6/17/31 (f)(m)		551,000	531,495
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)		147,000	154,005
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)		406,000	430,976
Series 2015-SFR1 Class E, 5.639% 4/17/45 (f)		231,000	231,446
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (m)		51,805	47,778
Series 2004-R2 Class M3, 0.9933% 4/25/34 (m)		89,819	62,216
Series 2005-R2 Class M1, 0.621% 4/25/35 (m)		172,679	172,527
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (m)		47,932	44,533
Series 2004-W11 Class M2, 1.221% 11/25/34 (m)		561,149	542,012
Series 2004-W7 Class M1, 0.9933% 5/25/34 (m)		1,542,998	1,473,306
Series 2006-W4 Class A2C, 0.331% 5/25/36 (m)		1,174,999	407,354
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (m)		1,791,666	1,637,879
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (m)		26,139	3,000
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,579,709
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (f)		13,365	13,365
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (m)		1,802,588	1,201,639
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		$ 426,010	$ 426,368
Class B, 2.75% 11/15/18 (f)		6,690,000	6,755,616
Series 2013-2A Class A, 1.75% 11/15/17 (f)		4,183,610	4,191,943
Colony American Homes Series 2014-2A Class A, 1.118% 7/17/31 (f)(m)		8,850,526	8,701,816
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	2,840
Series 2004-3 Class M4, 1.626% 4/25/34 (m)		74,848	61,485
Series 2004-4 Class M2, 0.966% 6/25/34 (m)		114,400	103,086
Series 2004-7 Class AF5, 5.868% 1/25/35		3,635,890	3,737,523
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		392,598	383,819
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (m)		38,916	36,344
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (m)		290,872	257,533
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (m)		14,099	13,234
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,124,924
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (m)		948,695	780,750
Class M4, 1.1883% 1/25/35 (m)		347,133	228,240
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (f)(m)		1,641,762	1,410,746
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (f)(m)		42,728	41,124
Series 2006-2A:
Class A, 0.353% 11/15/34 (f)(m)		1,062,005	1,013,154
Class B, 0.453% 11/15/34 (f)(m)		383,628	355,144
Class C, 0.553% 11/15/34 (f)(m)		637,574	561,972
Class D, 0.923% 11/15/34 (f)(m)		242,107	210,253
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	8,869
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (m)		285,126	268,317
Series 2003-3 Class M1, 1.461% 8/25/33 (m)		489,195	471,213
Series 2003-5 Class A2, 0.871% 12/25/33 (m)		32,929	31,328
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (m)		1,522,035	977,313
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(m)		$ 590,000	$ 585,965
Series 2014-SFR1:
Class A, 1.168% 6/17/31 (f)(m)		26,000,000	25,666,776
Class F, 3.918% 6/17/31 (f)(m)		557,000	554,818
Series 2014-SFR3 Class E, 4.668% 12/17/31 (f)(m)		206,000	210,874
Series 2014-SRF2 Class F, 4.168% 9/17/31 (f)(m)		335,000	336,376
Series 2015-SRF1:
Class B, 2.0163% 3/17/32 (f)(m)		8,000,000	8,045,589
Class E, 4.3663% 3/17/32 (f)(m)		624,000	634,972
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (m)		196,411	86,457
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		15,803,154	16,012,856
Class AV4, 0.2983% 11/25/36 (m)		729,482	722,528
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (m)		195,966	195,184
Series 2006-A Class 2C, 1.4046% 3/27/42 (m)		3,243,000	570,888
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.331% 11/25/36 (m)		4,746,668	2,033,773
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.601% 5/25/46 (f)(m)		250,000	231,875
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (m)		403,290	4,041
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (m)		124,444	90,948
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (m)		401,503	361,946
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (m)		508,886	472,503
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (m)		1,870,708	1,787,019
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A2, 0.461% 2/25/47 (f)(m)		57,046	56,515
Class H, 1.641% 2/25/47 (f)(m)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (m)		57,368	52,661
Series 2004-NC6 Class M3, 2.3433% 7/25/34 (m)		17,377	14,967
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (m)		19,780	16,878
Series 2005-NC1 Class M1, 0.831% 1/25/35 (m)		345,245	323,372
Series 2005-NC2 Class B1, 1.926% 3/25/35 (m)		243,844	5,602
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (m)		1,426,957	1,272,531
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (m)		$ 532,896	$ 499,685
Class M4, 2.3433% 9/25/34 (m)		683,353	412,985
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (m)		1,475,804	1,307,189
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.121% 9/25/46 (f)(m)		250,000	63,125
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (m)		5,108	4,672
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,028,981
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (m)		874,507	794,097
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.168% 9/17/31 (f)(m)		2,987,505	2,941,871
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (m)		785,958	759,720
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (f)		13,463,386	13,499,368
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (f)		3,614,272	3,596,201
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (m)		45,364	39,086
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (m)		28,819	25,303
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (f)(m)		2,683,017	1,421,999
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (f)		965,596	959,830
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (f)		12,448,558	12,475,948
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (f)		12,952,555	12,953,993
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (f)(m)		400,000	385,480
Series 2006-1A:
Class H, 1.9046% 9/25/26 (f)(m)		177,182	174,967
Class K, 3.5046% 9/25/26 (f)(m)		250,000	242,575
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (f)(m)		1,789,540	1,803,788
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (f)(m)		$ 253,506	$ 249,070
Class D, 1.1115% 11/21/40 (f)(m)		305,000	246,440
TOTAL ASSET-BACKED SECURITIES (Cost $202,848,550)			212,839,988
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.7%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.3166% 1/26/37 (f)(m)		67,725	67,370
BCAP LLC Trust sequential payer Series 2013-RR3 Class 2A1, 2.2902% 2/26/37 (f)(m)		7,151,041	7,108,914
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (m)		1,231,222	1,196,735
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (f)		715,108	713,588
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (f)		8,582,851	8,443,380
Series 2014-8 Class 2A1, 3.45% 6/27/37 (f)(m)		14,541,185	14,707,809
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.0115% 10/26/37 (f)(m)		991,009	968,267
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 6/25/33 (m)		112,018	394
CSMC:
floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (f)(m)		14,680,000	13,605,277
Series 2014-3R Class 2A1, 0.8695% 5/27/37 (f)(m)		2,453,493	2,321,358
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (m)		622,132	621,418
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3544% 12/25/46 (f)(m)		910,000	1,013,830
Series 2010-K7 Class B, 5.4347% 4/25/20 (f)(m)		1,000,000	1,127,643
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		5,832	868
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (m)		205,017	202,762
Series 2006-1A Class C2, 1.3735% 12/20/54 (f)(m)		6,523,000	6,453,204
Series 2006-2 Class C1, 1.1135% 12/20/54 (m)		21,543,000	21,163,843
Series 2006-3 Class C2, 1.1735% 12/20/54 (m)		1,124,000	1,106,690
Series 2006-4:
Class C1, 0.9335% 12/20/54 (m)		2,767,000	2,691,461
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4: - continued
Class M1, 0.5135% 12/20/54 (m)		$ 1,190,000	$ 1,158,465
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (m)		2,234,000	2,153,799
Class 1M1, 0.4735% 12/20/54 (m)		1,493,000	1,448,210
Class 2C1, 1.0335% 12/20/54 (m)		1,015,000	992,873
Class 2M1, 0.6735% 12/20/54 (m)		1,917,000	1,878,085
Series 2007-2 Class 2C1, 1.033% 12/17/54 (m)		2,654,000	2,595,877
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (m)		430,241	447,412
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0065% 3/25/37 (m)		1,308,484	1,261,687
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (m)		1,393,566	1,194,983
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (m)		1,493,927	1,397,692
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (m)		3,860,816	3,532,635
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		142,052	146,926
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (f)		9,772,499	9,778,549
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (m)		1,218,752	1,149,642
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (f)(m)		464,399	432,435
Class B6, 3.0163% 6/10/35 (f)(m)		103,544	95,973
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (m)		24,763	24,288
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (m)		205,243	205,065
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.616% 1/25/35 (m)		3,511,106	3,545,963
Series 2005-AR10 Class 2A15, 2.6141% 6/25/35 (m)		17,773,994	18,060,778
Series 2005-AR2 Class 1A2, 2.6147% 3/25/35 (m)		2,125,924	1,962,995
TOTAL PRIVATE SPONSOR			136,979,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.971% 2/25/32 (m)		$ 39,424	$ 40,055
Series 2002-39 Class FD, 1.173% 3/18/32 (m)		61,021	62,343
Series 2002-60 Class FV, 1.171% 4/25/32 (m)		79,731	81,648
Series 2002-63 Class FN, 1.171% 10/25/32 (m)		109,732	112,307
Series 2002-7 Class FC, 0.921% 1/25/32 (m)		42,002	42,987
Series 2002-94 Class FB, 0.571% 1/25/18 (m)		66,389	66,599
Series 2003-118 Class S, 7.929% 12/25/33 (m)(n)(p)		1,310,293	305,237
Series 2006-104 Class GI, 6.509% 11/25/36 (m)(n)(p)		938,560	210,451
Series 2006-33 Class CF, 0.471% 5/25/36 (m)		823,582	826,244
Series 2007-57 Class FA, 0.401% 6/25/37 (m)		1,011,830	1,011,996
Series 2008-76 Class EF, 0.671% 9/25/23 (m)		596,690	598,700
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		61,487	67,782
Series 1993-207 Class H, 6.5% 11/25/23		754,527	847,806
Series 1994-23 Class PZ, 6% 2/25/24		2,062,835	2,284,906
Series 1996-28 Class PK, 6.5% 7/25/25		243,905	274,098
Series 1999-17 Class PG, 6% 4/25/29		659,682	725,645
Series 1999-32 Class PL, 6% 7/25/29		591,125	651,750
Series 1999-33 Class PK, 6% 7/25/29		337,497	372,870
Series 2001-52 Class YZ, 6.5% 10/25/31		41,490	47,037
Series 2002-9 Class PC, 6% 3/25/17		43,927	45,627
Series 2003-28 Class KG, 5.5% 4/25/23		455,128	498,561
Series 2004-21 Class QE, 4.5% 11/25/32		86,216	89,081
Series 2005-102 Class CO, 11/25/35 (o)		350,552	318,746
Series 2005-73 Class SA, 17.1054% 8/25/35 (m)(p)		179,107	223,387
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	500,464
Series 2006-105 Class MD, 5.5% 6/25/35		615,408	631,734
Series 2006-12 Class BO, 10/25/35 (o)		1,510,990	1,428,360
Series 2006-37 Class OW, 5/25/36 (o)		202,761	180,983
Series 2006-45 Class OP, 6/25/36 (o)		474,833	418,338
Series 2006-62 Class KP, 4/25/36 (o)		668,377	587,646
Series 2011-117 Class PF, 0.521% 7/25/39 (m)		3,075,918	3,092,876
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		132,177	155,454
Series 1999-25 Class Z, 6% 6/25/29		501,595	568,691
Series 2001-20 Class Z, 6% 5/25/31		648,381	714,991
Series 2001-31 Class ZC, 6.5% 7/25/31		345,344	399,485
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2002-16 Class ZD, 6.5% 4/25/32		$ 176,772	$ 206,711
Series 2002-74 Class SV, 7.379% 11/25/32 (m)(n)		779,915	148,750
Series 2002-79 Class Z, 5.5% 11/25/22		916,348	1,025,039
Series 2010-50 Class FA, 0.521% 1/25/24 (m)		63,072	63,079
Series 2012-67 Class AI, 4.5% 7/25/27 (n)		4,749,945	668,105
Series 06-116 Class SG, 6.469% 12/25/36 (m)(n)(p)		638,781	114,738
Series 07-40 Class SE, 6.269% 5/25/37 (m)(n)(p)		411,411	62,671
Series 1993-165 Class SH, 19.3161% 9/25/23 (m)(p)		30,193	40,830
Series 2003-21 Class SK, 7.929% 3/25/33 (m)(n)(p)		116,110	30,564
Series 2003-35 Class TQ, 7.329% 5/25/18 (m)(n)(p)		66,097	4,965
Series 2005-72 Class ZC, 5.5% 8/25/35		3,688,276	4,146,769
Series 2007-57 Class SA, 39.594% 6/25/37 (m)(p)		302,894	591,852
Series 2007-66:
Class FB, 0.571% 7/25/37 (m)		1,222,097	1,231,599
Class SA, 38.574% 7/25/37 (m)(p)		459,088	873,494
Class SB, 38.574% 7/25/37 (m)(p)		203,683	384,277
Series 2008-12 Class SG, 6.179% 3/25/38 (m)(n)(p)		2,778,774	444,699
Series 2009-114 Class AI, 5% 12/25/23 (n)		617,222	30,974
Series 2009-16 Class SA, 6.079% 3/25/24 (m)(n)(p)		425,415	20,216
Series 2009-76 Class MI, 5.5% 9/25/24 (n)		302,900	17,128
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		300,370	23,440
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		447,814	35,817
Series 2010-112 Class SG, 6.189% 6/25/21 (m)(n)(p)		417,755	33,446
Series 2010-12 Class AI, 5% 12/25/18 (n)		1,221,878	73,851
Series 2010-135 Class LS, 5.879% 12/25/40 (m)(n)(p)		2,458,394	405,527
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,477,209	360,434
Series 2010-17 Class DI, 4.5% 6/25/21 (n)		306,051	18,873
Series 2010-23:
Class AI, 5% 12/25/18 (n)		526,388	30,416
Class HI, 4.5% 10/25/18 (n)		344,485	18,544
Series 2010-29 Class LI, 4.5% 6/25/19 (n)		1,109,226	55,475
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		966,812	70,353
Series 2011-39 Class ZA, 6% 11/25/32		1,632,396	1,824,950
Series 2011-67 Class AI, 4% 7/25/26 (n)		764,603	91,667
Series 2011-83 Class DI, 6% 9/25/26 (n)		1,270,909	178,384
Series 2013-N1 Class A, 6.549% 6/25/35 (m)(n)(p)		1,892,431	348,691
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (n)		$ 193,330	$ 11,212
Class 5, 5.5% 7/25/33 (n)		372,621	66,214
Series 343 Class 16, 5.5% 5/25/34 (n)		299,632	55,985
Series 348 Class 14, 6.5% 8/25/34 (m)(n)		211,311	41,944
Series 351:
Class 12, 5.5% 4/25/34 (m)(n)		145,419	28,723
Class 13, 6% 3/25/34 (n)		195,346	40,550
Series 359 Class 19, 6% 7/25/35 (m)(n)		140,912	29,924
Series 384 Class 6, 5% 7/25/37 (n)		1,827,915	279,320
Freddie Mac:
floater:
Series 2412 Class FK, 0.972% 1/15/32 (m)		31,599	32,084
Series 2423 Class FA, 1.072% 3/15/32 (m)		45,243	46,136
Series 2424 Class FM, 1.172% 3/15/32 (m)		56,908	58,243
Series 2432:
Class FE, 1.072% 6/15/31 (m)		78,902	80,496
Class FG, 1.072% 3/15/32 (m)		27,333	27,862
floater planned amortization class Series 3153 Class FX, 0.522% 5/15/36 (m)		1,663,940	1,670,865
floater target amortization class Series 3366 Class FD, 0.422% 5/15/37 (m)		1,975,285	1,974,087
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (o)		1,212,703	1,129,940
Series 2095 Class PE, 6% 11/15/28		704,088	778,889
Series 2101 Class PD, 6% 11/15/28		63,885	70,345
Series 2121 Class MG, 6% 2/15/29		291,064	320,973
Series 2131 Class BG, 6% 3/15/29		1,951,143	2,157,087
Series 2137 Class PG, 6% 3/15/29		309,188	341,152
Series 2154 Class PT, 6% 5/15/29		468,077	515,938
Series 2162 Class PH, 6% 6/15/29		121,994	134,097
Series 2425 Class JH, 6% 3/15/17		65,583	68,317
Series 2520 Class BE, 6% 11/15/32		647,432	714,630
Series 2585 Class KS, 7.428% 3/15/23 (m)(n)(p)		47,692	7,424
Series 2693 Class MD, 5.5% 10/15/33		7,577,495	8,538,698
Series 2802 Class OB, 6% 5/15/34		1,390,059	1,551,181
Series 2937 Class KC, 4.5% 2/15/20		1,905,943	2,006,227
Series 2962 Class BE, 4.5% 4/15/20		1,865,949	1,976,977
Series 3002 Class NE, 5% 7/15/35		1,763,898	1,955,111
Series 3110 Class OP, 9/15/35 (o)		877,529	845,513
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 3119 Class PO, 2/15/36 (o)		$ 1,319,288	$ 1,151,747
Series 3121 Class KO, 3/15/36 (o)		286,415	251,145
Series 3123 Class LO, 3/15/36 (o)		809,174	706,650
Series 3145 Class GO, 4/15/36 (o)		764,038	716,151
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,736,231
Series 3225 Class EO, 10/15/36 (o)		506,587	444,068
Series 3258 Class PM, 5.5% 12/15/36		783,952	882,761
Series 3415 Class PC, 5% 12/15/37		745,397	803,395
Series 3786 Class HI, 4% 3/15/38 (n)		2,144,871	272,387
Series 3806 Class UP, 4.5% 2/15/41		4,039,225	4,385,836
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,741,936
sequential payer:
Series 2135 Class JE, 6% 3/15/29		134,882	148,658
Series 2274 Class ZM, 6.5% 1/15/31		144,455	166,693
Series 2281 Class ZB, 6% 3/15/30		372,347	408,799
Series 2303 Class ZV, 6% 4/15/31		160,569	177,563
Series 2357 Class ZB, 6.5% 9/15/31		1,116,559	1,303,019
Series 2502 Class ZC, 6% 9/15/32		340,945	378,112
Series 2519 Class ZD, 5.5% 11/15/32		632,237	690,356
Series 2546 Class MJ, 5.5% 3/15/23		293,355	315,380
Series 2601 Class TB, 5.5% 4/15/23		135,929	151,557
Series 2998 Class LY, 5.5% 7/15/25		366,072	403,241
Series 4302 Class DA, 3% 7/15/39		20,542,258	21,203,945
Series 06-3115 Class SM, 6.428% 2/15/36 (m)(n)(p)		534,962	84,747
Series 2013-4281 Class AI, 4% 12/15/28 (n)		8,461,207	952,113
Series 2844:
Class SC, 45.682% 8/15/24 (m)(p)		18,361	32,437
Class SD, 84.214% 8/15/24 (m)(p)		27,012	66,048
Series 2935 Class ZK, 5.5% 2/15/35		5,032,310	5,776,392
Series 2947 Class XZ, 6% 3/15/35		1,776,302	2,009,058
Series 3055 Class CS, 6.418% 10/15/35 (m)(n)		770,778	92,472
Series 3244 Class SG, 6.488% 11/15/36 (m)(n)(p)		1,702,540	313,525
Series 3274 Class SM, 6.258% 2/15/37 (m)(n)		901,708	114,902
Series 3284 Class CI, 5.948% 3/15/37 (m)(n)		4,099,671	747,256
Series 3287 Class SD, 6.578% 3/15/37 (m)(n)(p)		2,685,793	612,544
Series 3297 Class BI, 6.588% 4/15/37 (m)(n)(p)		3,793,001	745,382
Series 3336 Class LI, 6.408% 6/15/37 (m)(n)		1,440,644	199,569
Series 3772 Class BI, 4.5% 10/15/18 (n)		1,276,007	69,968
Series 3949 Class MK, 4.5% 10/15/34		1,368,895	1,485,834
Series 4181 Class LA, 3% 3/15/37		3,675,341	3,807,446
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
target amortization class Series 2156 Class TC, 6.25% 5/15/29		$ 409,053	$ 451,418
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.072% 2/15/24 (m)		158,242	160,329
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		310,598	342,536
Series 2056 Class Z, 6% 5/15/28		542,408	598,319
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (m)(n)(p)		738,795	125,274
Series 2010-H03 Class FA, 0.7188% 3/20/60 (m)(q)		7,538,557	7,558,255
Series 2010-H17 Class FA, 0.4988% 7/20/60 (m)(q)		836,562	832,667
Series 2010-H18 Class AF, 0.4583% 9/20/60 (m)(q)		967,234	961,253
Series 2010-H19 Class FG, 0.4583% 8/20/60 (m)(q)		1,209,586	1,202,242
Series 2010-H27 Series FA, 0.5383% 12/20/60 (m)(q)		1,979,918	1,974,084
Series 2011-H05 Class FA, 0.6583% 12/20/60 (m)(q)		3,217,617	3,223,409
Series 2011-H07 Class FA, 0.6675% 2/20/61 (m)(q)		5,945,977	5,955,770
Series 2011-H12 Class FA, 0.6575% 2/20/61 (m)(q)		8,117,654	8,128,370
Series 2011-H13 Class FA, 0.6583% 4/20/61 (m)(q)		3,109,657	3,115,192
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (m)(q)		3,583,835	3,591,211
Class FC, 0.6583% 5/20/61 (m)(q)		3,305,643	3,311,950
Series 2011-H17 Class FA, 0.6883% 6/20/61 (m)(q)		4,361,473	4,373,415
Series 2011-H21 Class FA, 0.7583% 10/20/61 (m)(q)		8,429,955	8,476,960
Series 2012-H01 Class FA, 0.8583% 11/20/61 (m)(q)		4,068,894	4,109,103
Series 2012-H03 Class FA, 0.8583% 1/20/62 (m)(q)		2,555,562	2,580,724
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.7883% 1/20/62 (m)(q)		$ 3,937,701	$ 3,965,056
Series 2012-H07 Class FA, 0.7883% 3/20/62 (m)(q)		2,393,802	2,414,873
Series 2012-H23 Class WA, 0.6783% 10/20/62 (m)(q)		2,048,653	2,050,341
Series 2012-H26, Class CA, 0.6883% 7/20/60 (m)(q)		8,948,057	8,957,596
Series 2013-H07 Class BA, 0.5183% 3/20/63 (m)(q)		3,184,828	3,164,219
Series 2014-H03 Class FA, 0.7675% 1/20/64 (m)(q)		3,724,713	3,740,357
Series 2014-H05 Class FB, 0.7675% 12/20/63 (m)(q)		8,930,779	8,972,057
Series 2014-H11 Class BA, 0.6675% 6/20/64 (m)(q)		15,055,403	15,054,891
Series 2014-H20 Class BF, 0.6675% 9/20/64 (m)(q)		47,669,615	47,670,855
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		647,499	738,039
Series 1997-8 Class PE, 7.5% 5/16/27		260,724	308,792
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,659,931	243,422
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,631,022	2,958,282
Series 2004-32 Class GS, 6.328% 5/16/34 (m)(n)(p)		381,829	80,842
Series 2004-73 Class AL, 7.0318% 8/17/34 (m)(n)(p)		451,864	100,554
Series 2007-35 Class SC, 39.168% 6/16/37 (m)(p)		32,850	65,266
Series 2010-H10 Class FA, 0.4988% 5/20/60 (m)(q)		2,551,092	2,538,536
Series 2012-76 Class GS, 6.528% 6/16/42 (m)(n)(p)		1,582,429	222,589
Series 2012-97 Class JS, 6.078% 8/16/42 (m)(n)(p)		5,028,604	885,421
Series 2013-124:
Class ES, 8.4427% 4/20/39 (m)(p)		4,142,567	4,748,876
Class ST, 8.576% 8/20/39 (m)(p)		7,781,810	9,227,513
TOTAL U.S. GOVERNMENT AGENCY			295,447,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,146,885)			432,426,681
Commercial Mortgage Securities - 6.8%
		Principal Amount (d)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		$ 180,000	$ 205,908
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,351
Series 1997-D5 Class PS1, 1.5642% 2/14/43 (m)(n)		534,541	9,379
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(m)		1,500,000	1,486,360
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	535,679
Series 2006-2:
Class A4, 5.729% 5/10/45 (m)		21,565,600	22,289,665
Class AAB, 5.711% 5/10/45 (m)		227,459	228,639
Series 2006-3 Class A4, 5.889% 7/10/44		52,021,528	54,429,241
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,059,809
Series 2006-5 Class A2, 5.317% 9/10/47		2,545,926	2,544,207
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,855,647
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		26,433,141	27,892,223
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	185,758
Series 2005-1 Class CJ, 5.2936% 11/10/42 (m)		550,000	549,420
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)		5,908,000	5,936,051
Series 2005-5 Class D, 5.2426% 10/10/45 (m)		1,180,000	1,188,218
Series 2005-6 Class AJ, 5.1529% 9/10/47 (m)		300,000	308,288
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	151,502
Series 2007-3:
Class A3, 5.5907% 6/10/49 (m)		2,259,587	2,265,620
Class A4, 5.5907% 6/10/49 (m)		22,466,000	23,998,788
Series 2008-1 Class D, 6.2681% 2/10/51 (f)(m)		125,000	105,601
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,963,661	7,426,856
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (f)(m)		37,335	33,689
Series 2005-4A:
Class A2, 0.561% 1/25/36 (f)(m)		842,931	748,671
Class B1, 1.571% 1/25/36 (f)(m)		35,022	16,226
Class M1, 0.621% 1/25/36 (f)(m)		271,913	214,231
Class M2, 0.641% 1/25/36 (f)(m)		81,574	63,348
Class M3, 0.671% 1/25/36 (f)(m)		119,133	88,859
Class M4, 0.781% 1/25/36 (f)(m)		65,887	47,994
Class M5, 0.821% 1/25/36 (f)(m)		65,887	46,135
Class M6, 0.871% 1/25/36 (f)(m)		69,979	46,417
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A Class M4, 0.601% 10/25/36 (f)(m)		$ 49,179	$ 5,850
Series 2007-1 Class A2, 0.441% 3/25/37 (f)(m)		573,154	492,411
Series 2007-2A:
Class A1, 0.441% 7/25/37 (f)(m)		596,862	503,242
Class A2, 0.491% 7/25/37 (f)(m)		557,687	447,570
Class M1, 0.541% 7/25/37 (f)(m)		195,828	67,956
Class M2, 0.581% 7/25/37 (f)(m)		107,009	21,322
Class M3, 0.661% 7/25/37 (f)(m)		81,959	6,148
Series 2007-3:
Class A2, 0.461% 7/25/37 (f)(m)		538,649	450,257
Class M1, 0.481% 7/25/37 (f)(m)		116,990	90,251
Class M2, 0.511% 7/25/37 (f)(m)		125,391	80,523
Class M3, 0.541% 7/25/37 (f)(m)		197,586	83,979
Class M4, 0.671% 7/25/37 (f)(m)		310,240	94,785
Class M5, 0.771% 7/25/37 (f)(m)		148,818	24,786
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (f)(m)		236,116	44,649
Class M2, 1.2183% 9/25/37 (f)(m)		67,845	10,699
Series 2006-3A, Class IO, 0% 10/25/36 (f)(m)(n)		5,688,032	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(m)(n)		5,380,202	113,965
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4349% 3/11/39 (m)		450,000	461,396
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	636,521
Series 2006-T22 Class AJ, 5.5714% 4/12/38 (m)		400,000	415,729
Series 2007-PW16 Class A4, 5.7072% 6/11/40 (m)		1,112,000	1,195,151
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		121,731	120,480
Series 2006-T22:
Class A4, 5.5714% 4/12/38 (m)		217,711	224,347
Class B, 5.5714% 4/12/38 (f)(m)		200,000	211,249
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (f)(m)(n)		87,557,706	293,143
Series 2007-T28 Class X2, 0.1365% 9/11/42 (f)(m)(n)		54,532,420	74,328
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		563,563	624,484
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2066% 8/15/29 (f)(m)		$ 496,000	$ 470,565
Series 2014-CLMZ Class M, 5.9005% 8/15/29 (f)(m)		1,288,000	1,273,720
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.923% 8/15/26 (f)(m)		700,000	700,704
BWAY Mortgage Trust Series 2015-1740 Class E, 4.028% 1/13/35 (f)		1,000,000	987,107
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (f)(m)		360,464	342,617
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.172% 11/15/19 (f)(m)		680,000	681,439
Class F, 2.7557% 11/15/19 (f)(m)		119,000	109,904
Series 2014-CMZA Class MZA, 6.1485% 11/15/19 (f)(m)		1,000,000	1,001,771
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8949% 11/15/29 (f)		1,000,000	998,815
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5665% 12/15/27 (f)(m)		19,500,000	19,566,983
Class DPA, 3.1665% 12/15/27 (f)(m)		6,164,000	6,170,232
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5679% 12/15/47 (f)(m)		750,000	864,020
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6555% 6/15/31 (f)(m)		511,000	487,545
Class YTC3, 2.6555% 6/15/31 (f)(m)		184,000	172,353
Series 2014-FL1, 2.6555% 6/15/31 (f)(m)		511,000	495,363
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	852,638
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	395,372
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1059% 9/10/46 (f)(m)		1,010,000	1,027,536
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		6,266,071	6,496,211
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	174,196
Class A4, 5.322% 12/11/49		31,258,000	32,955,122
Series 2005-CD1 Class AJ, 5.2258% 7/15/44 (m)		500,000	510,602
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(m)	CAD	138,000	109,266
Class G, 5.01% 5/15/44 (f)(m)	CAD	30,000	23,227
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Claregold Trust Series 2007-2A: - continued
Class H, 5.01% 5/15/44 (f)(m)	CAD	20,000	$ 15,060
Class J, 5.01% 5/15/44 (f)(m)	CAD	20,000	14,348
Class K, 5.01% 5/15/44 (f)(m)	CAD	10,000	7,004
Class L, 5.01% 5/15/44 (f)(m)	CAD	36,000	24,041
Class M, 5.01% 5/15/44 (f)(m)	CAD	165,000	102,701
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	2,065,402
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.3168% 8/13/27 (f)(m)		735,000	728,763
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		1,410,000	1,141,822
Series 2012-CR5 Class D, 4.3354% 12/10/45 (f)(m)		740,000	763,950
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(m)		270,000	290,810
Class D, 4.958% 8/10/46 (f)(m)		790,000	784,001
Series 2013-CR12 Class D, 5.0852% 10/10/46 (f)(m)		1,176,000	1,194,237
Series 2013-CR9:
Class C, 4.2591% 7/10/45 (f)(m)		525,000	546,510
Class D, 4.2591% 7/10/45 (f)(m)		756,000	723,497
Series 2013-LC6 Class D, 4.2877% 1/10/46 (f)(m)		1,109,000	1,073,432
Series 2014-CR15 Class D, 4.767% 2/10/47 (f)(m)		258,000	257,732
Series 2014-CR17 Class D, 4.7996% 5/10/47 (f)(m)		567,000	559,569
Series 2014-UBS2 Class D, 5.0156% 3/10/47 (f)(m)		844,000	825,175
Series 2015-3BP Class F, 3.238% 2/10/35 (f)(m)		1,000,000	896,080
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (f)(m)		126,140	126,168
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (m)		2,972,229	3,103,459
Series 2005-LP5 Class F, 5.2779% 5/10/43 (f)(m)		1,290,000	1,316,849
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		1,586,297	1,522,340
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		302,000	332,954
Class H, 6% 11/17/32		599,208	637,236
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2448% 6/10/44 (m)		905,000	910,550
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,278,895
Series 2012-CR1:
Class C, 5.3595% 5/15/45 (m)		850,000	951,006
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR1: - continued
Class D, 5.3595% 5/15/45 (f)(m)		$ 1,510,000	$ 1,604,251
Series 2012-CR2:
Class E, 4.8574% 8/15/45 (f)(m)		1,727,000	1,790,873
Class F, 4.25% 8/15/45 (f)		1,418,000	1,247,237
Series 2012-LC4:
Class C, 5.6467% 12/10/44 (m)		260,000	294,596
Class D, 5.6467% 12/10/44 (f)(m)		870,000	940,500
Series 2014-CR2 Class G, 4.25% 8/15/45 (f)		403,000	308,920
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		27,691	27,576
Series 2007-C3 Class A4, 5.6983% 6/15/39 (m)		16,935,260	18,111,787
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,853,292
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (f)(m)		1,301,342	1,295,926
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,397,944	1,504,544
Class H, 6% 5/17/40 (f)		90,316	74,974
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		712,544	735,935
Class G, 6.75% 11/15/30 (f)		180,000	194,063
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(m)(n)		5,393	0*
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(m)		148,623	149,673
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (f)(m)		2,907,000	315,991
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5574% 11/10/46 (f)(m)		500,000	559,850
Class E, 5.5574% 11/10/46 (f)(m)		870,000	957,348
Class F, 5.5574% 11/10/46 (f)(m)		1,560,000	1,524,872
Class G, 4.652% 11/10/46 (f)		1,654,000	1,452,968
Class XB, 0.2465% 11/10/46 (f)(m)(n)		20,920,000	356,037
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,024,717
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(m)		290,124	292,091
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (m)		1,668,604	1,670,071
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac: - continued
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (m)(n)		$ 1,640,000	$ 212,396
Series K012 Class X3, 2.288% 1/25/41 (m)(n)		1,800,000	209,209
Series K013 Class X3, 2.8068% 1/25/43 (m)(n)		820,000	117,667
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,490,470
Series K034 Class A2, 3.531% 7/25/23		17,648,185	19,095,213
Series K042 Class A1, 2.267% 6/25/24		8,777,075	8,807,152
Series K716 Class A2, 3.13% 6/25/21		3,482,713	3,672,726
Series KAIV Class X2, 3.6147% 6/25/46 (m)(n)		420,000	79,608
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1935% 9/25/45 (f)(m)		1,290,000	1,444,794
Series 2011-K10 Class B, 4.6154% 11/25/49 (f)(m)		240,000	259,590
Series 2011-K11 Class B, 4.4208% 12/25/48 (f)(m)		750,000	811,503
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class AFX, 3.2349% 12/15/19 (f)		18,600,000	19,171,747
Class BFX, 3.3822% 12/15/19 (f)		18,910,000	19,150,620
Class CFX, 3.3822% 12/15/19 (f)		14,152,000	14,084,864
Class DFX, 3.3822% 12/15/19 (f)		11,994,000	11,716,550
Class EFX, 3.3822% 12/15/19 (f)		1,000,000	937,629
Class FFX, 3.3822% 12/15/19 (f)		299,000	275,458
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		360,976	361,090
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		33,340,000	35,322,463
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	359,998
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		250,041	267,772
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	672,456
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		4,820	4,735
GP Portfolio Trust Series 2014-GPP:
Class D, 2.917% 2/15/27 (f)(m)		291,000	290,030
Class E, 4.017% 2/15/27 (f)(m)		142,000	141,383
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,259,891
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (m)		42,543,531	44,212,897
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (m)		9,252,000	9,436,883
Series 2010-C1:
Class D, 6.0399% 8/10/43 (f)(m)		1,255,000	1,383,473
Class E, 4% 8/10/43 (f)		1,240,000	1,132,022
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1: - continued
Class F, 4% 8/10/43 (f)		$ 894,000	$ 761,096
Class X, 1.4994% 8/10/43 (f)(m)(n)		5,477,107	336,114
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (f)(m)		750,000	750,000
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		8,758,605	9,224,397
Series 2010-C2:
Class D, 5.2224% 12/10/43 (f)(m)		720,000	769,647
Class XA, 0.6533% 12/10/43 (f)(m)(n)		5,359,904	44,964
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (f)(m)		1,050,000	1,175,318
Class D, 5.3067% 8/10/44 (f)(m)		480,000	512,278
Class E, 5.3067% 8/10/44 (f)(m)		210,000	199,501
Class F, 4.5% 8/10/44 (f)		1,020,000	834,666
Series 2012-GC6:
Class D, 5.6366% 1/10/45 (f)(m)		210,000	223,702
Class E, 5% 1/10/45 (f)(m)		412,000	377,355
Series 2012-GC6I Class F, 5% 1/10/45 (m)		390,000	317,811
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (m)		630,000	714,747
Class D, 5.7228% 5/10/45 (f)(m)		1,054,000	1,126,458
Class E, 5% 5/10/45 (f)		1,311,000	1,223,196
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(m)		1,170,000	1,182,629
Class E, 4.8544% 11/10/45 (f)(m)		1,290,000	1,155,640
Series 2013-GC10 Class D, 4.4143% 2/10/46 (f)(m)		740,000	724,224
Series 2013-GC12 Class D, 4.4778% 6/10/46 (f)(m)		219,000	213,802
Series 2013-GC13 Class D, 4.0707% 7/10/46 (f)(m)		1,092,000	1,037,147
Series 2013-GC16:
Class C, 5.314% 11/10/46 (m)		662,844	735,830
Class D, 5.323% 11/10/46 (f)(m)		967,000	999,902
Class F, 3.5% 11/10/46 (f)		999,000	785,589
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4165% 7/15/29 (f)(m)		617,000	609,517
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		2,450,000	2,487,227
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,142,380
Class EFX, 5.2216% 11/5/30 (f)(m)		2,000,000	2,037,108
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.5616% 9/15/47 (f)		525,000	492,776
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(m)		$ 500,000	$ 499,664
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		440,000	476,730
Series 2003-C1:
Class D, 5.192% 1/12/37		27,909	27,926
Class F, 5.6567% 1/12/37 (f)(m)		250,000	252,023
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(m)		380,000	461,772
Class D, 7.4453% 12/5/27 (f)(m)		1,885,000	2,265,065
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	697,510
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(m)		695,000	801,440
Series 2012-CBX:
Class C, 5.24% 6/15/45 (m)		250,000	275,971
Class D, 5.24% 6/16/45 (f)(m)		690,000	744,404
Class E, 5.24% 6/15/45 (f)(m)		620,000	647,544
Class F, 4% 6/15/45 (f)		820,000	722,837
Class G 4% 6/15/45 (f)		1,079,000	830,268
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (f)(m)		150,801	149,262
Class F, 0.503% 11/15/18 (f)(m)		380,931	370,336
Class G, 0.533% 11/15/18 (f)(m)		330,997	319,358
Class H, 0.673% 11/15/18 (f)(m)		254,476	243,963
Class J, 0.823% 11/15/18 (f)(m)		257,928	242,518
Series 2013-JWMZ Class M, 6.173% 4/15/18 (f)(m)		171,002	171,057
Series 2013-JWRZ Class E, 3.913% 4/15/30 (f)(m)		482,000	482,266
Series 2014-BXH:
Class A, 1.073% 4/15/27 (f)(m)		3,000,000	2,999,382
Class C, 1.823% 4/15/27 (f)(m)		4,460,000	4,453,734
Class D, 2.423% 4/15/27 (f)(m)		9,517,000	9,484,852
Series 2014-FBLU Class E, 3.667% 12/15/28 (f)(m)		1,038,000	1,036,611
Series 2014-INN:
Class E, 3.773% 6/15/29 (f)(m)		683,000	682,369
Class F, 4.173% 6/15/29 (f)(m)		1,006,000	1,009,321
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,175,095	15,999,452
Series 2006-CB17 Class A4, 5.429% 12/12/43		7,263,132	7,627,349
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		$ 26,057,007	$ 27,224,101
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,237,374	9,756,700
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,411,622	2,552,709
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (m)		12,470,000	13,381,488
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (m)		29,428,107	31,502,818
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,195,394	25,715,494
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	170,068
Series 2004-LN2 Class D, 5.3% 7/15/41 (m)		420,000	388,576
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	661,924
Series 2005-LDP5 Class AJ, 5.3492% 12/15/44 (m)		360,000	368,476
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (m)		9,520,000	9,892,451
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (m)		113,826	2,754
Series 2011-C4:
Class E, 5.4143% 7/15/46 (f)(m)		1,130,000	1,230,754
Class F, 3.873% 7/15/46 (f)		105,000	98,571
Class H, 3.873% 7/15/46 (f)		672,000	482,525
Class TAC2, 7.99% 7/15/46 (f)		671,000	718,051
Series 2011-C5:
Class B. 5.3229% 8/15/46 (f)(m)		1,140,000	1,307,198
Class C, 5.3229% 8/15/46 (f)(m)		1,102,648	1,234,020
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (m)		1,115,000	1,130,153
Class D, 4.2403% 4/15/46 (m)		1,430,000	1,377,572
Series 2014-DSTY Class E, 3.8046% 6/10/27 (f)(m)		1,156,000	1,070,468
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (m)		21,615,000	23,362,313
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,920,705
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,534,227
Class AM, 5.263% 11/15/40 (m)		137,000	139,585
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	901,829
Class AM, 5.413% 9/15/39		1,500,000	1,584,980
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	993,287
Class AM, 5.378% 11/15/38		160,000	168,933
Series 2007-C1 Class A4, 5.424% 2/15/40		16,540,168	17,584,547
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C2 Class A3, 5.43% 2/15/40		$ 3,240,158	$ 3,448,023
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(m)		192,617	192,837
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	750,924
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		237,714	238,127
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,031,995
Series 2006-C4:
Class AJ, 5.8576% 6/15/38 (m)		1,060,000	1,112,299
Class AM, 5.8576% 6/15/38 (m)		500,000	527,070
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,203,993	2,317,055
Series 2007-C7 Class A3, 5.866% 9/15/45		12,810,516	14,022,365
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3328% 6/25/43 (f)(m)		310,000	313,196
Series 2014-2:
Class D, 5.1233% 1/20/41 (f)(m)		256,000	246,198
Class E, 5.1233% 1/20/41 (f)(m)		400,000	334,707
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (f)(m)		260,000	262,600
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3907% 10/12/39 (f)(m)	CAD	320,000	259,132
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		200,259	200,387
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3658% 1/12/44 (m)		220,000	226,892
Series 2005-LC1 Class F, 5.4198% 1/12/44 (f)(m)		1,655,000	1,615,343
Series 2006-C1:
Class AJ, 5.686% 5/12/39 (m)		530,000	536,322
Class AM, 5.686% 5/12/39 (m)		100,000	104,459
Series 2007-C1 Class A4, 5.837% 6/12/50 (m)		9,429,517	10,160,540
Series 2008-C1 Class A4, 5.69% 2/12/51		2,980,209	3,237,842
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (m)		846,023	890,065
Class ASB, 5.133% 12/12/49 (m)		419,503	426,184
Series 2007-5 Class A4, 5.378% 8/12/48		18,243,527	19,310,919
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	15,678,327
Series 2007-7 Class A4, 5.7473% 6/12/50 (m)		6,656,000	7,164,658
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	591,881
Series 2007-7 Class B, 5.7473% 6/12/50 (m)		166,000	6,756
Series 2007-8 Class A3, 5.8862% 8/12/49 (m)		1,640,000	1,781,222
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		$ 1,999	$ 1,994
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		180	180
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6615% 11/15/45 (f)(m)		1,357,000	1,411,807
Series 2013-C12 Class D, 4.7683% 10/15/46 (f)(m)		1,000,000	977,448
Series 2013-C13 Class D, 4.8953% 11/15/46 (f)(m)		1,019,000	1,000,976
Series 2013-C7:
Class D, 4.3015% 2/15/46 (f)(m)		810,000	789,748
Class E, 4.3015% 2/15/46 (f)(m)		340,000	298,856
Series 2013-C8 Class D, 4.1708% 12/15/48 (f)(m)		400,000	386,162
Series 2013-C9:
Class C, 4.0707% 5/15/46 (m)		620,000	629,337
Class D, 4.1587% 5/15/46 (f)(m)		1,740,000	1,665,213
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.373% 7/15/19 (f)(m)		357,716	318,618
Class J, 0.597% 7/15/19 (f)(m)		335,939	333,086
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (f)(m)		7,568	7,530
Class D, 0.357% 10/15/20 (f)(m)		667,354	663,329
Class E, 0.417% 10/15/20 (f)(m)		834,661	827,289
Class F, 0.467% 10/15/20 (f)(m)		500,899	496,225
Class G, 0.507% 10/15/20 (f)(m)		619,188	611,552
Class H, 0.597% 10/15/20 (f)(m)		389,758	377,156
Class J, 0.747% 10/15/20 (f)(m)		225,021	206,494
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	657,050
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)		164,901	165,198
Series 2012-C4 Class E, 5.525% 3/15/45 (f)(m)		1,210,000	1,284,985
Series 1997-RR Class F, 7.435% 4/30/39 (f)(m)		67,804	67,973
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,035	203,054
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	212,543
Class O, 5.91% 11/15/31 (f)		167,403	121,562
Series 2004-IQ7 Class E, 5.189% 6/15/38 (f)(m)		120,000	123,605
Series 2005-HQ5 Class B, 5.272% 1/14/42		114,813	114,879
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		1,000,000	1,008,709
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (m)		465,241	475,056
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	762,272
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Class A2, 5.6074% 4/12/49 (m)		$ 2,143,802	$ 2,143,285
Series 2007-IQ14:
Class A4, 5.692% 4/15/49		89,155,000	95,543,491
Class B, 5.7403% 4/15/49 (m)		469,000	40,361
Series 2011-C1:
Class C, 5.2511% 9/15/47 (f)(m)		970,000	1,079,834
Class D, 5.2511% 9/15/47 (f)(m)		1,760,000	1,919,573
Class E, 5.2511% 9/15/47 (f)(m)		573,100	608,710
Series 2011-C2:
Class D, 5.3039% 6/15/44 (f)(m)		580,000	632,404
Class E, 5.3039% 6/15/44 (f)(m)		600,000	637,492
Class F, 5.3039% 6/15/44 (f)(m)		550,000	531,265
Class XB, 0.4588% 6/15/44 (f)(m)(n)		9,001,008	249,454
Series 2011-C3:
Class C, 5.1828% 7/15/49 (f)(m)		1,000,000	1,096,289
Class D, 5.1828% 7/15/49 (f)(m)		1,130,000	1,219,369
Class E, 5.1828% 7/15/49 (f)(m)		400,000	423,930
Series 2012-C4 Class D, 5.525% 3/15/45 (f)(m)		330,000	361,797
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5075% 7/15/33 (f)(m)		150,000	171,225
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (f)		1,155,000	1,145,373
Class F, 5% 2/5/30 (f)		378,000	365,422
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		273,000	293,162
Class D, 6.45% 1/22/26 (f)		740,731	806,313
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		967,650	1,297,135
RBSCF Trust Series 2010-MB1 Class D, 4.2114% 4/15/24 (f)(m)		1,238,000	1,239,403
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	87,232
Class G, 4.456% 9/12/38 (f)	CAD	54,000	43,375
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,939
Class J, 4.456% 9/12/38 (f)	CAD	36,000	27,037
Class K, 4.456% 9/12/38 (f)	CAD	18,000	13,054
Class L, 4.456% 9/12/38 (f)	CAD	26,000	17,596
Class M, 4.456% 9/12/38 (f)	CAD	104,391	64,123
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	102,947
Class G, 4.57% 4/12/23	CAD	42,000	33,978
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1: - continued
Class H, 4.57% 4/12/23	CAD	42,000	$ 33,644
Class J, 4.57% 4/12/23	CAD	42,000	33,315
Class K, 4.57% 4/12/23	CAD	21,000	16,495
Class L, 4.57% 4/12/23	CAD	63,000	49,003
Class M, 4.57% 4/12/23	CAD	155,242	102,953
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		253,928	84,248
SCG Trust Series 2013-SRP1 Class D, 3.5102% 11/15/26 (f)(m)		880,000	861,949
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4165% 11/15/27 (f)(m)		794,000	797,267
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5559% 8/15/39 (m)		170,000	172,429
Series 2007-C4 Class F, 5.5559% 8/15/39 (m)		820,000	711,343
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	281,294
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (f)(m)		693,000	730,159
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (f)(m)		310,000	306,204
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(m)		970,000	929,289
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(m)		1,299,000	1,288,555
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	210,166
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (f)(m)		180,144	177,518
Class J, 0.773% 9/15/21 (f)(m)		395,545	375,433
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (f)(m)		4,565,501	4,375,042
Class LXR1, 0.873% 6/15/20 (f)(m)		233,698	226,636
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,635,860	9,151,093
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,208,040
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	49,860,353
Series 2007-C32 Class A3, 5.7206% 6/15/49 (m)		40,608,000	43,449,821
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (m)		25,953,352	27,670,478
Class A5, 5.9428% 2/15/51 (m)		19,259,000	20,986,089
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C11:
Class D, 5.1387% 1/15/41 (m)		$ 360,000	$ 370,419
Class E, 5.1887% 1/15/41 (m)		327,000	336,763
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,914,352
Series 2005-C22:
Class B, 5.3597% 12/15/44 (m)		4,218,000	4,176,276
Class F, 5.3597% 12/15/44 (f)(m)		3,171,000	799,754
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,104,872
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		21,820,307	22,916,210
Series 2007-C31 Class C, 5.6742% 4/15/47 (m)		522,000	513,445
Series 2007-WHL8 Class D, 0.473% 6/15/20 (m)		9,900,000	9,685,002
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5757% 11/15/43 (f)(m)(n)		20,614,217	607,583
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	611,314
Class D, 4.7777% 10/15/45 (f)(m)		1,621,000	1,651,634
Series 2013-LC12 Class C, 4.4405% 7/15/46 (m)		600,000	626,439
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)		325,000	267,573
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	398,472
Class D, 5.5495% 3/15/44 (f)(m)		800,000	872,432
Class E, 5% 3/15/44 (f)		890,000	835,022
Series 2011-C4:
Class D, 5.245% 6/15/44 (f)(m)		408,000	442,596
Class E, 5.245% 6/15/44 (f)(m)		439,432	467,314
Series 2011-C5:
Class C, 5.6349% 11/15/44 (f)(m)		260,000	295,163
Class D, 5.6349% 11/15/44 (f)(m)		600,000	669,216
Class E, 5.6349% 11/15/44 (f)(m)		1,410,000	1,542,955
Class F, 5.25% 11/15/44 (f)(m)		933,000	872,794
Class G, 5.25% 11/15/44 (f)(m)		329,000	287,513
Class XA, 1.9837% 11/15/44 (f)(m)(n)		4,973,859	431,641
Series 2012-C10:
Class D, 4.458% 12/15/45 (f)(m)		380,000	374,068
Class E, 4.458% 12/15/45 (f)(m)		1,190,000	1,038,991
Class F, 4.458% 12/15/45 (f)(m)		1,726,000	1,352,494
Series 2012-C6 Class D, 5.5617% 4/15/45 (f)(m)		540,000	581,658
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class C, 4.845% 6/15/45 (m)		$ 1,270,000	$ 1,380,115
Class E, 4.845% 6/15/45 (f)(m)		2,039,000	2,097,807
Class F, 4.5% 6/15/45 (f)		357,000	314,265
Class G, 4.5% 6/15/45 (f)		700,000	530,802
Series 2012-C8 Class D, 4.8761% 8/15/45 (f)(m)		650,000	694,769
Series 2013-C11:
Class D, 4.1817% 3/15/45 (f)(m)		870,000	845,741
Class E, 4.1817% 3/15/45 (f)(m)		1,750,000	1,499,271
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(m)		600,000	576,139
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,255,145,889)			1,298,722,032
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,324,486
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	4,017,109
7.3% 10/1/39		18,415,000	27,760,613
7.5% 4/1/34		9,105,000	13,809,645
7.6% 11/1/40		12,540,000	20,205,326
7.625% 3/1/40		5,410,000	8,556,456
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,585,352
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,903,494
Series 2012 B, 5.432% 1/1/42		3,285,000	3,057,284
6.314% 1/1/44		19,560,000	20,455,261
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,483,639
5.1% 6/1/33		63,045,000	63,626,275
Series 2010-1, 6.63% 2/1/35		11,945,000	13,460,343
Series 2010-3:
5.547% 4/1/19		330,000	359,268
6.725% 4/1/35		17,810,000	20,217,734
7.35% 7/1/35		8,165,000	9,742,560
Series 2011:
4.961% 3/1/16		1,035,000	1,071,887
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.365% 3/1/17		$ 395,000	$ 424,645
5.665% 3/1/18		11,035,000	12,033,668
5.877% 3/1/19		32,895,000	36,446,015
Series 2013:
2.69% 12/1/17		3,365,000	3,423,147
3.14% 12/1/18		3,490,000	3,522,248
TOTAL MUNICIPAL SECURITIES (Cost $266,785,551)			286,486,455
Foreign Government and Government Agency Obligations - 1.5%

Arab Republic of Egypt 6.875% 4/30/40 (f)		600,000	599,220
Argentine Republic:
7% 10/3/15		13,250,000	13,195,896
7% 4/17/17		8,895,000	8,704,993
Azerbaijan Republic 4.75% 3/18/24 (f)		760,000	767,782
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,636,063
6.369% 6/16/18 (f)		12,810,000	13,693,890
Belarus Republic:
8.75% 8/3/15 (Reg. S)		7,750,000	7,304,375
8.95% 1/26/18		3,450,000	2,760,000
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,654,825
5.625% 1/7/41		13,285,000	13,285,000
7.125% 1/20/37		1,875,000	2,231,250
8.25% 1/20/34		1,535,000	1,983,988
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,745,000	2,772,450
City of Buenos Aires 8.95% 2/19/21 (f)		1,860,000	1,934,400
Colombian Republic:
5.625% 2/26/44		550,000	629,750
6.125% 1/18/41		1,160,000	1,406,500
7.375% 9/18/37		1,680,000	2,297,400
10.375% 1/28/33		2,100,000	3,318,000
Congo Republic 3.5% 6/30/29 (e)		4,157,010	3,581,264
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,955,188
4.375% 4/30/25 (f)		890,000	827,700
5.625% 4/30/43 (f)		490,000	424,463
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Costa Rican Republic: - continued
7% 4/4/44 (f)		$ 1,050,000	$ 1,060,500
Croatia Republic:
5.5% 4/4/23 (f)		410,000	440,402
6% 1/26/24 (f)		1,400,000	1,559,250
6.25% 4/27/17 (f)		675,000	721,406
6.375% 3/24/21 (f)		760,000	849,264
6.625% 7/14/20 (f)		1,670,000	1,868,313
6.75% 11/5/19 (f)		2,050,000	2,290,875
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22		450,000	459,000
6% 1/14/19 (f)		1,150,000	1,187,375
6.25% 10/4/20 (f)		1,355,000	1,412,588
6.25% 7/27/21 (f)		560,000	584,500
Dominican Republic:
1.139% 8/30/24 (m)		2,200,000	2,136,200
5.875% 4/18/24 (f)		270,000	288,900
5.875% 4/18/24		585,000	625,950
6.85% 1/27/45 (f)		1,395,000	1,485,675
7.45% 4/30/44 (f)		2,240,000	2,592,800
7.5% 5/6/21 (f)		1,880,000	2,119,700
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	713,813
7.65% 6/15/35 (Reg. S)		1,165,000	1,240,725
8.25% 4/10/32 (Reg. S)		575,000	657,656
Georgia Republic 6.875% 4/12/21 (f)		720,000	797,400
German Federal Republic 0.5% 2/15/25	EUR	1,175,000	1,336,974
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	613,275
Hungarian Republic:
5.375% 3/25/24		594,000	672,408
5.75% 11/22/23		1,910,000	2,210,825
6.375% 3/29/21		1,265,000	1,479,746
7.625% 3/29/41		1,980,000	2,905,650
Indonesian Republic:
2.875% 7/8/21	EUR	2,400,000	2,820,006
3.375% 4/15/23 (f)		555,000	550,144
4.875% 5/5/21 (f)		710,000	782,775
5.25% 1/17/42 (f)		715,000	763,263
5.375% 10/17/23		400,000	452,500
5.875% 3/13/20 (f)		490,000	558,600
5.875% 3/13/20 (Reg. S)		2,450,000	2,793,000
6.625% 2/17/37 (f)		950,000	1,174,438
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 690,000	$ 898,725
7.75% 1/17/38 (f)		2,270,000	3,148,354
8.5% 10/12/35 (Reg. S)		1,860,000	2,725,253
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,210,000	3,266,175
7.125% 3/31/16 (Reg. S)		100,000	101,750
7.25% 4/15/19 (f)		3,010,000	3,062,675
8.25% 4/15/24 (f)		1,000,000	1,022,700
Ivory Coast 5.75% 12/31/32		3,150,000	2,995,650
Lebanese Republic:
4% 12/31/17		2,983,500	2,965,002
5.45% 11/28/19		575,000	573,850
6.375% 3/9/20		380,000	393,452
Lithuanian Republic 7.375% 2/11/20 (f)		1,565,000	1,913,213
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,872,360
5.5% 12/11/42 (f)		600,000	667,500
Panamanian Republic:
4% 9/22/24		510,000	536,775
6.7% 1/26/36		460,000	608,925
8.875% 9/30/27		335,000	493,706
9.375% 4/1/29		965,000	1,483,688
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		1,700,000	2,703,000
Philippine Republic:
7.75% 1/14/31		665,000	999,163
9.5% 2/2/30		1,335,000	2,236,125
10.625% 3/16/25		1,030,000	1,676,325
Plurinational State of Bolivia:
5.95% 8/22/23 (f)		885,000	929,250
5.95% 8/22/23		400,000	420,000
Polish Government:
3% 3/17/23		1,465,000	1,479,650
5% 3/23/22		1,805,000	2,053,188
Provincia de Cordoba 12.375% 8/17/17 (f)		1,990,000	2,019,850
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		383,800	376,124
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,000,000	990,000
Republic of Armenia 6% 9/30/20 (f)		2,455,000	2,381,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Iceland 5.875% 5/11/22 (f)		$ 1,500,000	$ 1,712,291
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,325,000
Republic of Namibia 5.5% 11/3/21 (f)		400,000	430,960
Republic of Paraguay 4.625% 1/25/23 (f)		225,000	233,719
Republic of Serbia:
5.25% 11/21/17 (f)		765,000	802,982
5.875% 12/3/18 (f)		2,180,000	2,351,675
6.75% 11/1/24 (f)		2,312,083	2,355,060
7.25% 9/28/21 (f)		1,450,000	1,696,761
Republic of Zambia 5.375% 9/20/22 (f)		800,000	741,400
Romanian Republic:
4.375% 8/22/23 (f)		796,000	860,914
6.125% 1/22/44 (f)		1,472,000	1,917,280
Russian Federation:
5.625% 4/4/42 (f)		400,000	339,000
5.875% 9/16/43 (f)		1,700,000	1,483,590
7.5% 3/31/30 (Reg. S)		2,126,785	2,277,893
12.75% 6/24/28 (Reg. S)		4,305,000	6,150,037
South African Republic:
5.875% 9/16/25		2,235,000	2,574,720
6.25% 3/8/41		500,000	614,100
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,104,936
Turkish Republic:
4.875% 4/16/43		640,000	634,285
5.125% 3/25/22		515,000	550,020
5.625% 3/30/21		815,000	892,839
6.25% 9/26/22		680,000	774,856
6.75% 4/3/18		1,075,000	1,196,419
6.75% 5/30/40		975,000	1,209,000
6.875% 3/17/36		1,795,000	2,225,262
7% 3/11/19		685,000	777,818
7.25% 3/5/38		1,150,000	1,495,000
7.375% 2/5/25		1,695,000	2,106,309
7.5% 11/7/19		1,215,000	1,420,700
8% 2/14/34		570,000	785,460
11.875% 1/15/30		630,000	1,113,714
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		915,000	361,608
Ukraine Government:
6.875% 9/23/15 (Reg. S)		1,500,000	750,300
7.8% 11/28/22 (f)		1,550,000	652,736
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government: - continued
9.25% 7/24/17 (f)		$ 1,495,000	$ 636,123
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,178,130
3.25% 1/22/44	GBP	3,000,000	5,356,906
4.5% 9/7/34	GBP	165,000	341,543
United Mexican States:
4.6% 1/23/46		695,000	724,538
4.75% 3/8/44		13,662,000	14,548,145
6.05% 1/11/40		1,206,000	1,519,560
6.75% 9/27/34		800,000	1,088,000
7.5% 4/8/33		360,000	522,000
8.3% 8/15/31		420,000	647,850
United Republic of Tanzania 6.3289% 3/9/20 (m)		655,000	673,013
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,930,000	2,721,300
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,095,000	6,314,100
9% 5/7/23 (Reg. S)		1,155,000	438,900
9.25% 9/15/27		1,250,000	496,875
9.25% 5/7/28 (Reg. S)		480,000	181,200
9.375% 1/13/34		365,000	140,525
11.75% 10/21/26 (Reg. S)		895,000	380,375
11.95% 8/5/31 (Reg. S)		2,910,000	1,229,475
12.75% 8/23/22		2,000,000	968,000
Vietnamese Socialist Republic:
1.1875% 3/12/16 (m)		384,783	383,821
4% 3/12/28 (e)		4,288,667	4,294,027
4.8% 11/19/24 (f)		1,000,000	1,050,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $282,822,736)			291,277,121
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,418)	EUR	65,000	83,416
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A (a)	21,200	$ 1,398,564
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,697,574
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	328,054
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		462,462
TOTAL COMMON STOCKS (Cost $5,765,815)		4,558,600
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	260,719
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	463,500
		724,219
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,368,236
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	395,550
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	702,696
Series D, 7.50%	5,942	151,105
Boston Properties, Inc. 5.25%	17,500	432,775
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	200,952
Series E, 6.625%	25,000	660,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	263,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust Series L, 7.375%	12,221	$ 326,301
CYS Investments, Inc. Series B, 7.50%	21,700	517,979
DDR Corp. Series K, 6.25%	17,823	461,437
Digital Realty Trust, Inc. Series E, 7.00%	10,000	266,300
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,367	483,052
Essex Property Trust, Inc. Series H, 7.125%	9,354	250,687
First Potomac Realty Trust 7.75%	15,000	387,750
Hersha Hospitality Trust Series B, 8.00%	13,844	365,620
Hospitality Properties Trust Series D, 7.125%	10,000	267,700
LaSalle Hotel Properties Series H, 7.50%	10,000	261,300
PS Business Parks, Inc.:
Series R, 6.875%	10,000	259,200
Series S, 6.45%	21,000	556,710
Public Storage:
Series P, 6.50%	12,000	312,840
Series R, 6.35%	10,500	278,355
Series S, 5.90%	20,000	513,000
Realty Income Corp. Series F, 6.625%	12,000	321,000
Regency Centers Corp. Series 6, 6.625%	5,510	147,448
Retail Properties America, Inc. 7.00%	24,109	631,174
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	490,118
Stag Industrial, Inc. Series A, 9.00%	20,000	546,400
Sun Communities, Inc. Series A, 7.125%	29,801	791,217
Taubman Centers, Inc. Series J, 6.50%	11,338	293,314
		11,535,380
TOTAL FINANCIALS		15,903,616
TOTAL PREFERRED STOCKS (Cost $15,802,678)		16,627,835
Bank Loan Obligations - 5.5%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (m)		$ 1,498,000	$ 1,494,255
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (m)		4,659,000	4,356,165
Tranche 2LN, term loan 10% 11/27/21 (m)		1,594,000	1,374,825
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (m)		1,047,000	1,045,691
			8,270,936
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (m)		1,867,000	1,857,665
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (m)		1,291,000	1,282,931
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.25% 1/30/20 (m)		1,505,000	1,503,119
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (m)		1,093,000	1,083,436
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (m)		4,310,000	4,277,675
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (m)		3,952,000	3,961,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)		14,566,978	13,656,542
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (m)		4,993,460	4,962,251
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (m)		2,628,000	2,631,285
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (m)		749,000	741,510
			32,817,698
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (m)		3,542,075	3,515,509
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (m)		13,681,000	13,681,000
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (m)		1,425,000	1,421,438
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (m)		3,764,000	3,782,820
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (m)		$ 7,064,000	$ 6,816,760
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)		16,581,300	15,068,256
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (m)		2,615,000	2,621,538
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (m)		2,138,000	2,138,000
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (m)		3,764,000	3,764,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (m)		903,000	914,288
Tranche B 1LN, term loan 5% 2/1/20 (m)		4,641,000	4,664,205
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(m)		1,874,000	1,480,460
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (m)		3,602,000	3,611,005
Tranche B 1LN, term loan 3.5% 6/27/20 (m)		5,158,000	5,132,210
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (m)		5,328,000	5,328,000
5.5% 11/21/19 (m)		2,283,000	2,283,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)		7,983,789	7,983,789
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (m)		6,899,291	6,899,291
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (m)		3,815,000	3,817,861
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (m)		569,250	569,250
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		1,933,000	1,921,015
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (m)		4,354,000	4,293,044
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (m)		560,000	563,500
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (m)		2,129,000	2,129,000
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (m)		2,410,000	2,410,000
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (m)		3,917,000	3,926,793
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (m)		384,925	386,850
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (m)		$ 14,129,000	$ 14,129,000
Tranche B, term loan 6% 10/18/20 (m)		514,000	514,000
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (m)		1,829,000	1,787,848
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (m)		1,630,000	1,611,663
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (m)		5,171,000	5,171,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (m)		2,142,000	1,820,700
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (m)		1,520,000	1,499,100
			137,656,193
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (m)		2,130,000	2,118,019
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (m)		3,354,000	3,349,808
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0162% 4/10/20 (m)		2,962,000	2,954,595
Media - 0.4%
Block Communications, Inc. Tranche B, term loan 4.25% 11/7/21 (m)		1,785,000	1,791,783
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (m)		862,000	858,768
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (m)		4,222,000	4,206,168
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (m)		1,501,000	1,487,866
Tranche F, term loan 3% 1/3/21 (m)		6,802,278	6,768,267
Clear Channel Communications, Inc. Tranche D, term loan 6.922% 1/30/19 (m)		12,485,000	11,923,175
CSC Holdings LLC Tranche B, term loan 2.672% 4/17/20 (m)		1,537,000	1,529,315
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (m)		6,505,000	5,578,038
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (m)		1,810,398	1,801,346
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (m)		1,505,000	1,503,119
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (m)		$ 3,003,000	$ 2,991,889
Tranche 2LN, term loan 7.5% 7/25/22 (m)		1,880,000	1,875,300
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (m)		491,000	481,794
Tranche A 1LN, term loan 1/7/22 (r)		1,129,000	1,119,121
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (m)		1,962,000	1,964,453
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (m)		1,863,000	1,863,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (m)		6,107,296	6,130,199
Tranche B 2LN, term loan 4.5% 5/8/20 (m)		5,283,704	5,303,518
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (m)		3,011,000	3,011,000
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (m)		4,458,569	4,441,849
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (m)		2,591,000	2,591,000
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (m)		1,355,000	1,346,531
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (m)		1,837,000	1,837,000
WMG Acquisition Corp. term loan 3.75% 7/1/20 (m)		1,488,000	1,458,240
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (m)		1,391,000	1,378,898
Tranche B 2LN, term loan 3.5% 1/15/22 (m)		897,000	889,196
Tranche B 3LN, term loan 3.5% 1/15/22 (m)		1,475,000	1,462,168
			77,593,001
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B, term loan 2/6/22 (r)		7,528,000	7,546,820
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (m)		3,309,500	3,268,131
6% 5/22/18 (m)		15,670,334	15,572,394
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (m)		6,164,000	6,071,540
			32,458,885
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (m)		3,736,000	3,731,330
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (m)		1,882,000	1,816,130
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (m)		$ 1,879,000	$ 1,857,861
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (m)		4,044,000	3,811,470
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (m)		4,425,000	4,408,406
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (m)		1,352,000	1,348,620
PetSmart, Inc. Tranche B, term loan 2/18/22 (r)		10,183,000	10,246,644
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)		3,137,000	2,697,820
			29,918,281
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (m)		1,482,238	1,415,537
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (m)		3,764,000	3,787,525
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (m)		2,041,000	2,046,103
			7,249,165
TOTAL CONSUMER DISCRETIONARY			337,527,177
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (m)		1,332,000	1,332,000
Tranche B 1LN, term loan 5.75% 11/13/21 (m)		6,523,000	6,539,308
			7,871,308
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (m)		3,764,000	3,792,230
Tranche B 3LN, term loan 5% 8/25/19 (m)		1,723,000	1,723,000
Tranche B 4LN, term loan 5.5% 8/25/21 (m)		16,078,000	16,198,585
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (m)		653,000	648,103
Tranche B 1LN, term loan 4.5% 9/26/19 (m)		5,994,000	5,971,523
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (m)		1,486,000	1,486,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (m)		$ 1,129,000	$ 1,120,533
Tranche B 1LN, term loan 5.75% 10/21/21 (m)		2,634,000	2,643,878
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (m)		6,730,000	6,687,938
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (m)		2,913,000	2,869,305
Tranche B 1LN, term loan 4.5% 6/30/21 (m)		3,418,000	3,422,273
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (m)		2,378,000	2,380,973
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (m)		2,541,000	2,541,000
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (m)		1,127,082	1,131,309
			52,616,650
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (m)		1,481,000	1,466,190
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (m)		2,130,000	2,114,025
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (m)		1,951,000	1,880,276
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (m)		9,919,000	9,968,595
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (m)		588,000	587,265
			16,016,351
Household Products - 0.0%
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (m)		2,000,000	1,985,000
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (m)		2,447,000	2,373,590
			4,358,590
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)		3,741,000	3,736,324
TOTAL CONSUMER STAPLES			84,599,223
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (m)		$ 8,983,450	$ 6,737,588
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (m)		4,127,000	3,466,680
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (m)		7,263,000	6,182,629
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (m)		2,340,000	1,719,900
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (m)		1,610,000	1,151,150
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (m)		2,123,000	1,693,093
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (m)		3,476,783	2,829,232
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (m)		422,000	375,580
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (m)		4,699,000	2,819,400
			26,975,252
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (m)		376,000	360,960
Tranche B 1LN, term loan 4.75% 6/20/21 (m)		1,872,000	1,857,960
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)		1,476,000	1,446,480
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (m)		310,000	218,550
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (m)		4,612,000	4,243,040
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (m)		3,011,000	3,005,505
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (m)		536,000	531,645
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)		8,634,000	6,648,180
Tranche B 1LN, term loan 3.875% 9/30/18 (m)		2,198,000	2,104,585
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (m)		4,886,000	4,690,560
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)		9,096,000	9,152,850
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (m)		524,000	520,725
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		$ 3,786,000	$ 3,767,070
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,020,000	1,003,425
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)		8,687,750	8,209,924
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)		3,035,000	2,701,150
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (m)		3,513,000	3,267,090
Tranche B, term loan 4.25% 10/1/18 (m)		735,000	683,550
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (m)		157,000	139,730
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (m)		1,726,000	1,682,850
Targa Resources Corp. term loan 5.75% 2/27/22 (m)		5,192,000	5,179,020
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (m)		2,542,000	2,567,420
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (m)		842,000	835,685
			64,817,954
TOTAL ENERGY			91,793,206
FINANCIALS - 0.2%
Capital Markets - 0.0%
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (m)		1,882,000	1,886,705
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (m)		946,000	936,540
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (m)		2,505,000	2,479,950
Tranche B 1LN, term loan 4.75% 11/15/21 (m)		1,994,000	2,001,478
			7,304,673
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (m)		1,618,000	1,620,023
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (m)		929,000	854,680
Flying Fortress, Inc. term loan 3.5% 6/30/17 (m)		627,000	627,000
TransUnion LLC Tranche B, term loan 4% 4/9/21 (m)		4,492,000	4,483,578
			7,585,281
Bank Loan Obligations - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (m)		$ 872,000	$ 864,370
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/10/15 (m)		413,418	413,418
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (m)		1,882,000	1,882,000
Tranche B 1LN, term loan 5.5% 11/4/21 (m)		3,764,000	3,782,820
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)		17,000	16,703
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (m)		8,762,902	8,762,902
			14,857,843
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)		4,920,213	4,686,502
TOTAL FINANCIALS			35,298,669
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Auris Luxembourg III S.a.r.l. Tranche B, term loan 5.5% 12/18/21 (m)		2,698,000	2,714,863
Health Care Providers & Services - 0.3%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (m)		732,000	735,660
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (m)		4,499,000	4,504,624
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (m)		7,469,000	7,478,336
Tranche E, term loan 3.422% 1/25/17 (m)		718,000	716,205
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (m)		1,882,000	1,867,885
Tranche B 1LN, term loan 4.5% 4/23/21 (m)		4,126,000	4,095,055
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)		1,897,000	1,894,629
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (m)		1,315,000	1,323,219
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (m)		2,152,000	2,195,040
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0051% 5/1/18 (m)		2,634,000	2,630,839
Bank Loan Obligations - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.: - continued
Tranche B 5LN, term loan 2.922% 3/31/17 (m)		$ 4,354,000	$ 4,354,000
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (m)		4,749,000	4,440,315
INC Research LLC Tranche B, term loan 4.5% 11/13/21 (m)		1,774,000	1,776,218
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (m)		1,505,000	1,501,238
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (m)		906,000	909,398
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (m)		4,032,000	4,006,800
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (m)		229,000	226,710
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (m)		540,000	542,700
Tranche B 2LN, term loan 4.25% 7/3/19 (m)		1,647,000	1,642,883
			46,841,754
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (m)		7,136,000	7,082,480
Pharmaceuticals - 0.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (m)		1,789,817	1,787,579
Grifols, S.A. Tranche B, term loan 3.172% 2/27/21 (m)		1,494,000	1,490,265
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (m)		2,355,000	2,343,225
Tranche B 1LN, term loan 4.25% 1/28/21 (m)		8,589,230	8,460,391
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (m)		4,033,000	4,022,918
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (m)		1,882,000	1,877,690
Tranche E, term loan 3.5% 8/5/20 (m)		1,882,000	1,877,032
			21,859,100
TOTAL HEALTH CARE			78,498,197
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (m)		3,764,000	3,778,115
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (m)		$ 512,000	$ 510,720
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (m)		443,000	438,570
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (m)		2,028,000	2,028,000
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (m)		4,134,000	4,118,498
Tranche D, term loan 3.75% 6/4/21 (m)		6,103,950	6,088,690
			16,962,593
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (m)		3,400,000	3,417,000
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (m)		1,583,000	1,579,043
			4,996,043
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (m)		7,049,194	6,890,587
Tranche 2LN, term loan 7.75% 4/1/22 (m)		1,260,000	1,234,800
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (m)		877,000	859,460
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (m)		430,000	428,925
			9,413,772
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (m)		3,681,000	3,662,595
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (m)		1,501,000	1,493,495
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)		2,569,050	2,504,824
Garda World Security Corp.:
term loan 4% 11/8/20 (m)		1,994,817	1,974,869
Tranche DD, term loan 4% 11/8/20 (m)		510,302	505,199
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (m)		7,298,190	7,243,454
Metal Services LLC Tranche B, term loan 6% 6/30/17 (m)		1,117,000	1,118,396
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (m)		$ 616,000	$ 617,540
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (m)		2,415,000	2,276,138
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (m)		560,000	557,200
Tranche B 1LN, term loan 4% 12/18/20 (m)		4,444,000	4,399,560
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (m)		558,000	553,815
			26,907,085
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (m)		8,810,622	8,887,715
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (m)		1,505,000	1,503,119
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (m)		559,000	559,000
			2,062,119
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (m)		2,675,000	2,688,375
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (m)		2,281,000	2,252,488
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (m)		915,000	873,825
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (m)		1,528,000	1,533,806
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 2/3/22 (r)		2,981,000	3,007,084
Rexnord LLC Tranche B, term loan 4% 8/21/20 (m)		3,467,312	3,458,644
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (m)		1,126,000	1,117,555
			14,931,777
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (m)		2,217,000	2,205,915
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Marine - continued
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (m)		$ 1,103,000	$ 791,403
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (m)		2,146,000	2,140,635
			5,137,953
Professional Services - 0.0%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (m)		1,317,000	1,323,585
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3.5% 3/11/18 (m)		1,129,000	1,120,533
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (m)		1,757,000	1,755,542
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (m)		2,235,000	2,212,650
			5,088,725
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (m)		2,408,000	2,408,000
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (m)		1,210,000	1,205,463
			3,613,463
TOTAL INDUSTRIALS			99,324,830
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)		1,762,000	1,762,000
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (r)		1,915,000	1,929,363
			3,691,363
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 4.5% 4/9/21 (m)		474,850	460,605
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (m)		664,000	666,490
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (m)		$ 627,000	$ 626,373
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)		6,770,714	6,703,007
			8,456,475
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (m)		1,494,000	1,449,180
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (m)		2,046,377	2,043,819
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (m)		2,245,238	2,003,874
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (m)		951,000	946,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (m)		752,000	744,480
			7,187,598
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (m)		1,490,000	1,475,100
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (m)		1,401,000	1,302,930
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (m)		1,877,000	1,862,923
First Data Corp.:
term loan 3.6715% 3/24/17 (m)		7,113,000	7,095,218
Tranche B, term loan 4.1715% 3/24/21 (m)		1,882,000	1,882,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (m)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (m)		1,170,000	1,170,000
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (m)		1,033,000	1,038,165
Presidio, Inc. Tranche B, term loan 6.25% 2/2/22 (m)		1,505,000	1,459,850
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (m)		880,000	878,900
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (m)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (m)		885,000	883,894
			20,267,670
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (m)		2,044,000	2,049,110
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (m)		$ 3,253,000	$ 3,244,868
NXP BV Tranche D, term loan 3.25% 1/11/20 (m)		1,877,000	1,867,615
			7,161,593
Software - 0.2%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (m)		1,969,000	1,973,923
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (m)		458,000	455,710
Tranche B 2LN, term loan 7.5% 1/23/22 (m)		116,000	115,710
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (m)		675,000	641,250
5% 9/10/20 (m)		9,740,000	9,301,700
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (m)		12,974,594	13,234,086
Tranche B 1LN, term loan 4.5% 10/30/19 (m)		3,680,000	3,689,200
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (m)		3,745,000	3,688,825
Tranche 2LN, term loan 8% 4/9/22 (m)		1,693,000	1,608,350
TIBCO Software, Inc. term loan 5.5% 12/5/15 (m)		1,882,000	1,872,590
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (m)		771,000	771,000
Tranche B 1LN, term loan 5.5% 11/12/21 (m)		698,000	702,363
			38,054,707
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (m)		16,306,760	16,368,725
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (m)		2,582,000	2,562,635
			18,931,360
TOTAL INFORMATION TECHNOLOGY			103,750,766
MATERIALS - 0.5%
Chemicals - 0.1%
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (m)		182,000	181,090
Tranche B 1LN, term loan 4.75% 5/20/21 (m)		1,123,000	1,114,578
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (m)		$ 781,000	$ 764,404
Tranche B 1LN, term loan 4.5% 6/12/21 (m)		647,000	644,574
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (m)		752,000	736,960
Tranche B 1LN, term loan 4.5% 12/2/19 (m)		1,490,000	1,473,238
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (m)		2,222,000	2,222,000
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (m)		1,129,000	1,095,130
Tranche B 1LN, term loan 6% 12/5/21 (m)		4,129,000	4,149,645
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (m)		1,879,000	1,888,395
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (m)		3,199,000	3,222,993
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (m)		4,125,000	4,063,125
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (m)		1,521,000	1,509,593
			23,065,725
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (m)		539,000	539,000
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (m)		4,779,000	4,755,105
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (m)		1,129,000	1,123,355
Tranche B 1LN, term loan 4.5% 10/1/21 (m)		5,638,000	5,659,143
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)		3,552,000	3,534,240
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (m)		3,189,000	3,201,118
Charter NEX U.S. Holdings, Inc.:
Tranche 2LN, term loan 9.25% 2/5/23 (m)		752,000	752,000
Tranche B 1LN, term loan 5.25% 2/5/22 (m)		1,882,000	1,886,705
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (m)		752,000	752,000
Tranche B 1LN, term loan 4.5% 5/31/20 (m)		1,483,000	1,479,293
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (m)		2,532,000	2,481,360
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (m)		$ 9,373,000	$ 9,408,149
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (m)		2,960,944	2,931,335
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (m)		738,000	726,930
			39,229,733
Metals & Mining - 0.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (m)		2,628,000	2,312,640
Tranche B 2LN, term loan 8.75% 12/19/20 (m)		1,296,000	1,198,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (m)		1,666,000	1,641,010
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (m)		3,615,000	3,506,550
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (m)		18,963,606	17,588,745
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (m)		601,000	600,249
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (m)		787,000	757,488
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (m)		7,020,000	6,765,525
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (m)		752,000	594,080
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (m)		4,707,000	3,080,449
			38,045,536
TOTAL MATERIALS			100,340,994
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (m)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (m)		13,059,000	13,124,295
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		6,842,000	6,876,210
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (m)		3,638,000	3,615,263
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (m)		2,414,000	2,407,965
Tranche B, term loan 5.25% 2/22/19 (m)		2,039,000	2,033,903
Bank Loan Obligations - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (m)		$ 2,742,000	$ 2,745,565
Tranche B 4LN, term loan 4% 1/15/20 (m)		3,011,000	3,011,000
Tranche B 5LN, term loan 4.5% 1/31/22 (m)		3,764,000	3,782,820
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (m)		163,000	160,555
Tranche B 1LN, term loan 4% 4/11/20 (m)		2,542,000	2,522,935
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (m)		2,724,000	2,676,330
Tranche B 1LN, term loan 4.75% 4/30/20 (m)		2,839,000	2,789,318
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (m)		1,505,000	1,501,238
			49,894,567
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (m)		1,509,000	1,505,605
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (m)		1,728,000	1,624,320
Tranche D, term loan 3.8125% 3/31/15 (m)		2,161,000	2,031,340
Tranche D-2, term loan 3.7551% 3/31/19 (m)		2,506,000	2,355,640
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)		4,150,000	4,118,875
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (m)		1,882,000	1,858,475
			13,494,255
TOTAL TELECOMMUNICATION SERVICES			63,388,822
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (m)(s)		162,000	162,000
6.375% 8/13/19 (m)		2,457,000	2,457,000
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (m)		1,825,000	1,820,438
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (m)		3,026,952	2,939,927
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (m)		3,745,000	3,745,000
Tranche C, term loan 5.25% 3/14/21 (m)		263,000	263,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (m)		$ 1,088,000	$ 1,086,640
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (m)		7,078,000	7,086,848
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (m)		8,408,250	8,408,250
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (m)		1,797,000	1,812,724
InterGen NV Tranche B, term loan 5.5% 6/13/20 (m)		2,228,000	2,189,010
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (m)		3,024,000	3,020,371
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (m)		557,000	561,178
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (m)		2,006,000	2,006,000
TXU Energy LLC Tranche B, term loan:
4.6616% 10/10/17 (c)(m)		1,603,000	1,015,901
4.6616% 10/10/14 (c)(m)		452,000	285,325
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (m)		593,000	590,035
			39,449,647
Gas Utilities - 0.0%
EP Energy LLC term loan 4.5% 4/30/19 (m)		282,000	267,900
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		4,907,000	4,747,523
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (m)		2,656,000	2,490,000
Veresen Midstream LP Tranche B, term loan 2/27/22 (r)		2,055,000	2,049,863
			9,555,286
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (m)		1,505,000	1,506,881
Tranche B 3LN, term loan 4% 10/9/19 (m)		2,529,000	2,532,161
Tranche B 4LN, term loan 4% 10/31/20 (m)		3,746,000	3,746,000
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (m)		697,000	694,386
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)		2,653,000	2,671,239
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (m)		491,000	493,455
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)		$ 649,000	$ 606,815
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (m)		2,917,000	2,927,939
			15,178,876
TOTAL UTILITIES			64,183,809
TOTAL BANK LOAN OBLIGATIONS (Cost $1,058,224,544)			1,058,705,693
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		941,969	916,065
Goldman Sachs 1.1875% 12/14/19 (m)		807,292	785,091
Mizuho 1.1875% 12/14/19 (m)		378,525	368,115
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,935,116)			2,069,271
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $23,187,190)		23,245,000	23,743,814
Preferred Securities - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		2,080,000	2,118,364
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		850,000	825,063
FINANCIALS - 0.4%
Banks - 0.4%
Banco Do Brasil SA 9% (f)(g)(m)		825,000	712,016
Bank of America Corp. 6.25% (g)(m)		1,660,000	1,758,454
Preferred Securities - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 7.625% 11/21/22		$ 21,430,000	$ 24,975,168
Barclays PLC 8.25% (g)(m)		5,470,000	5,932,941
Citigroup, Inc. 6.3% (g)(m)		6,000,000	6,223,185
Credit Agricole SA:
6.625% (f)(g)(m)		10,750,000	10,803,899
6.625% 12/31/49 (Reg. S) (m)		2,850,000	2,863,918
JPMorgan Chase & Co.:
6% (g)(m)		1,955,000	2,001,951
6.75% (g)(m)		10,085,000	10,941,227
KBC Groupe SA 5.625% (Reg. S) (g)(m)	EUR	2,850,000	3,260,560
Wells Fargo & Co. 5.875% (g)(m)		2,000,000	2,116,992
			71,590,311
Capital Markets - 0.0%
Deutsche Bank AG 7.5% (g)(m)		5,600,000	5,778,069
UBS Group AG:
7% (Reg. S) (g)(m)		2,850,000	2,980,119
7.125% (Reg. S) (g)(m)		2,900,000	3,032,536
			11,790,724
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		650,000	551,315
8.625% (Reg. S) (g)		200,000	169,635
			720,950
TOTAL FINANCIALS			84,101,985
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (f)(g)		3,955,000	3,227,308
7.5% (Reg. S) (g)		100,000	81,604
			3,308,912
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,500,000	1,084,841
Preferred Securities - continued
		Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (g)(m)		$ 2,700,000	$ 2,938,433
Vattenfall Treasury AB 5.25% (g)(m)	EUR	3,000,000	3,521,774
			6,460,207
Multi-Utilities - 0.0%
RWE AG 4.625% (g)(m)	EUR	4,600,000	5,330,441
TOTAL UTILITIES			11,790,648
TOTAL PREFERRED SECURITIES (Cost $103,574,436)			103,229,813
Money Market Funds - 1.9%
Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $359,364,124)	359,364,124	359,364,124
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (d)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	$ 37,541
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	37,541
TOTAL PURCHASED SWAPTIONS (Cost $176,184)				75,082
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $19,040,529,398)		19,576,083,680
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(333,649,664)
NET ASSETS - 100%		$ 19,242,434,016
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 3/1/30	$ (8,600,000)	(8,809,624)
3% 3/1/30	(5,200,000)	(5,444,562)
3% 3/1/30	(5,200,000)	(5,444,562)
TOTAL FANNIE MAE		(19,698,748)
Ginnie Mae
3% 3/1/45	(5,000,000)	(5,131,641)
3% 3/1/45	(5,000,000)	(5,131,641)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Ginnie Mae - continued
3.5% 3/1/45	$ (35,600,000)	$ (37,338,280)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(30,100,000)	(32,011,820)
TOTAL GINNIE MAE		(114,283,990)
TOTAL TBA SALE COMMITMENTS (Proceeds $133,790,086)		$ (133,982,738)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2015	$ 2,159,948	$ 85,730
158 Eurex Euro-Bobl Contracts (Germany)	March 2015	23,193,923	199,416
96 Eurex Euro-Bund Contracts (Germany)	March 2015	17,130,596	573,271
4 ICE Long Gilt Contracts (United Kingdom)	June 2015	732,217	1,569
60 TME 10 Year Canadian Note Contracts (Canada)	June 2015	6,894,168	64,704
2 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2015	2,472,727	16,186
TOTAL BOND INDEX CONTRACTS		$ 52,583,579	$ 940,876
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Treasury Contracts
25 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 2,982,031	$ 13,818
58 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	9,760,313	90,964
TOTAL TREASURY CONTRACTS		$ 12,742,344	$ 104,782
TOTAL PURCHASED		$ 65,325,923	$ 1,045,658
Sold
Bond Index Contracts
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2015	559,637	2,209
137 ICE Medium Gilt Contracts (United Kingdom)	June 2015	23,534,434	952
TOTAL BOND INDEX CONTRACTS		$ 24,094,071	$ 3,161
Treasury Contracts
2 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	255,594	(863)
TOTAL SOLD		$ 24,349,665	$ 2,298
		$ 89,675,588	$ 1,047,956

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
5/20/15	AUD	Citibank, N.A.	Sell	121,000	$ 93,693	$ (429)
5/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	194,000	155,819	800
5/20/15	EUR	BNP Paribas	Sell	568,000	645,363	9,119
5/20/15	EUR	Credit Suisse Intl.	Buy	1,518,000	1,732,556	(32,171)
5/20/15	EUR	Credit Suisse Intl.	Sell	567,000	636,435	1,311
5/20/15	EUR	Credit Suisse Intl.	Sell	32,981,000	37,716,610	773,008
5/20/15	GBP	BNP Paribas	Buy	3,584,000	5,503,691	26,411
5/20/15	GBP	Credit Suisse Intl.	Buy	456,000	704,370	(764)
5/20/15	GBP	Credit Suisse Intl.	Buy	6,368,000	9,859,613	(33,808)
5/20/15	GBP	Credit Suisse Intl.	Sell	49,521,000	75,642,288	(768,466)
5/20/15	JPY	Credit Suisse Intl.	Sell	16,700,000	142,370	2,620
						$ (22,369)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Centrica PLC		Mar. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,150,000	$ (52,404)	$ 51,211	$ (1,193)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(106,763)	9,358	(97,405)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(31,976)	(31,149)	(63,125)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(4,983)	(1,877)	(6,860)
Telecom Italia Spa New		Mar. 2020	Credit Suisse International	(1%)	EUR	2,250,000	28,752	(107,208)	(78,456)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(109,714)	(61,068)	(170,782)
TOTAL BUY PROTECTION							(277,088)	(140,733)	(417,821)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	390,408	(406,837)	(16,429)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(16,380)	0	(16,380)
TOTAL SELL PROTECTION							374,028	(406,837)	(32,809)
TOTAL CREDIT DEFAULT SWAPS							$ 96,940	$ (547,570)	$ (450,630)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/ (Depreciation)
CME	Mar. 2025	$ 38,100,000	3-month LIBOR	3%	$ (218,657)	$ 0	$ (218,657)
CME	Mar. 2045	20,200,000	3-month LIBOR	3.5%	(1,228,643)	0	(1,228,643)
TOTAL INTEREST RATE SWAPS					$ (1,447,300)	$ 0	$ (1,447,300)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,044,841,069 or 10.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,291,092.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $148,148.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,475,719.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) The coupon rate will be determined upon settlement of the loan after period end.
(s) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled 162,000 and 120,498, respectively.
* Amount represents less than $1.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 328,778
Fidelity Floating Rate Central Fund	17,841,050
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 22,432,917
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,209	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,108	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,398,564	$ 1,398,564	$ -	$ -
Financials	16,627,835	16,367,116	260,719	-
Materials	2,697,574	2,697,574	-	-
Telecommunication Services	462,462	328,054	-	134,408
Corporate Bonds	7,253,689,479	-	7,253,677,175	12,304
U.S. Government and Government Agency Obligations	5,780,880,385	-	5,780,880,385	-
U.S. Government Agency - Mortgage Securities	2,451,303,891	-	2,451,303,891	-
Asset-Backed Securities	212,839,988	-	210,640,627	2,199,361
Collateralized Mortgage Obligations	432,426,681	-	432,425,419	1,262
Commercial Mortgage Securities	1,298,722,032	-	1,294,790,541	3,931,491
Municipal Securities	286,486,455	-	286,486,455	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 291,277,121	$ -	$ 289,533,300	$ 1,743,821
Supranational Obligations	83,416	-	83,416	-
Bank Loan Obligations	1,058,705,693	-	1,042,357,882	16,347,811
Sovereign Loan Participations	2,069,271	-	-	2,069,271
Bank Notes	23,743,814	-	23,743,814	-
Preferred Securities	103,229,813	-	103,229,813	-
Money Market Funds	359,364,124	359,364,124	-	-
Purchased Swaptions	75,082	-	75,082	-
Total Investments in Securities:	$ 19,576,083,680	$ 380,155,432	$ 19,169,488,519	$ 26,439,729
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 813,269	$ -	$ 813,269	$ -
Futures Contracts	1,048,819	1,048,819	-	-
Swaps	419,160	-	419,160	-
Total Assets	$ 2,281,248	$ 1,048,819	$ 1,232,429	$ -
Liabilities
Foreign Currency Contracts	$ (835,638)	$ -	$ (835,638)	$ -
Futures Contracts	(863)	(863)	-	-
Swaps	$ (1,769,520)	$ -	$ (1,769,520)	$ -
Total Liabilities	(2,606,021)	(863)	(2,605,158)	-
Total Other Derivative Instruments:	$ (324,773)	$ 1,047,956	$ (1,372,729)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (133,982,738)	$ -	$ (133,982,738)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 75,082	$ -
Swaps (d)	419,160	(322,220)
Total Credit Risk	494,242	(322,220)
Foreign Exchange Risk
Foreign Currency Contracts (a)	813,269	(835,638)
Interest Rate Risk
Futures Contracts (b)	1,048,819	(863)
Swaps (d)	-	(1,447,300)
Total Interest Rate Risk	1,048,819	(1,448,163)
Total Value of Derivatives	$ 2,356,330	$ (2,606,021)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.8%
Mexico	2.1%
United Kingdom	1.9%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,681,165,274)	$ 19,216,719,556
Fidelity Central Funds (cost $359,364,124)	359,364,124
Total Investments (cost $19,040,529,398)		$ 19,576,083,680
Cash		1,165,203
Foreign currency held at value (cost $1,904,641)		1,900,366
Receivable for investments sold Regular delivery		79,937,637
Delayed delivery		2,015,000
Receivable for TBA sale commitments		133,790,086
Unrealized appreciation on foreign currency contracts		813,269
Receivable for fund shares sold		35,717,964
Dividends receivable		1,244,852
Interest receivable		122,475,673
Distributions receivable from Fidelity Central Funds		67,156
Bi-lateral OTC swaps, at value		419,160
Other receivables		145,062
Total assets		19,955,775,108

Liabilities
Payable for investments purchased Regular delivery	$ 64,389,496
Delayed delivery	488,993,994
TBA sale commitments, at value	133,982,738
Unrealized depreciation on foreign currency contracts	835,638
Payable for fund shares redeemed	15,592,358
Distributions payable	1,572,245
Bi-lateral OTC swaps, at value	322,220
Accrued management fee	4,910,955
Distribution and service plan fees payable	279,679
Payable for daily variation margin for derivative instruments	76,858
Other affiliated payables	2,277,487
Other payables and accrued expenses	107,424
Total liabilities		713,341,092

Net Assets		$ 19,242,434,016
Net Assets consist of:
Paid in capital		$ 18,690,440,842
Undistributed net investment income		32,617,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,045,486)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		534,421,231
Net Assets		$ 19,242,434,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($771,320,730 ÷ 71,442,653 shares)	$ 10.80

Maximum offering price per share (100/96.00 of $10.80)	$ 11.25
Class T: Net Asset Value and redemption price per share ($86,084,216 ÷ 7,987,071 shares)	$ 10.78

Maximum offering price per share (100/96.00 of $10.78)	$ 11.23
Class B: Net Asset Value and offering price per share ($4,021,304 ÷ 372,322 shares)A	$ 10.80

Class C: Net Asset Value and offering price per share ($126,319,001 ÷ 11,700,392 shares)A	$ 10.80

Total Bond: Net Asset Value, offering price and redemption price per share ($17,113,968,081 ÷ 1,585,494,684 shares)	$ 10.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,140,618,998 ÷ 105,831,451 shares)	$ 10.78

Class Z: Net Asset Value, offering price and redemption price per share ($101,686 ÷ 9,432 shares)	$ 10.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2015

Investment Income
Dividends		$ 2,614,515
Interest		266,740,818
Income from Fidelity Central Funds		22,432,917
Total income		291,788,250

Expenses
Management fee	$ 26,869,366
Transfer agent fees	9,111,839
Distribution and service plan fees	1,492,683
Fund wide operations fee	3,336,595
Independent trustees' compensation	35,537
Miscellaneous	17,638
Total expenses before reductions	40,863,658
Expense reductions	(1,878)	40,861,780
Net investment income (loss)		250,926,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,471,242
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,826,593
Futures contracts	1,006,573
Swaps	(4,472,097)
Total net realized gain (loss)		290,319,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(187,056,586)
Assets and liabilities in foreign currencies	(5,309,997)
Futures contracts	841,450
Swaps	(1,175,728)
Delayed delivery commitments	361,065
Total change in net unrealized appreciation (depreciation)		(192,339,796)
Net gain (loss)		97,979,916
Net increase (decrease) in net assets resulting from operations		$ 348,906,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,926,470	$ 415,512,458
Net realized gain (loss)	290,319,712	77,368,067
Change in net unrealized appreciation (depreciation)	(192,339,796)	416,914,720
Net increase (decrease) in net assets resulting from operations	348,906,386	909,795,245
Distributions to shareholders from net investment income	(241,723,989)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(294,092,862)	(520,202,549)
Share transactions - net increase (decrease)	3,280,924,166	3,089,248,773
Total increase (decrease) in net assets	3,335,737,690	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $32,617,429 and undistributed net investment income of $23,414,948, respectively)	$ 19,242,434,016	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.141	.292	.263	.322	.381	.428
Net realized and unrealized gain (loss)	.057	.382	(.468)	.438	.187	.778
Total from investment operations	.198	.674	(.205)	.760	.568	1.206
Distributions from net investment income	(.135)	(.275)	(.250)	(.335)	(.367)	(.402)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.168)	(.384)	(.605)	(.510)	(.578)	(.436)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.86%	6.56%	(1.94)%	7.11%	5.35%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of fee waivers, if any	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of all reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Net investment income (loss)	2.65% A	2.76%	2.41%	2.92%	3.50%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,321	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.139	.290	.265	.328	.386	.426
Net realized and unrealized gain (loss)	.048	.392	(.477)	.433	.186	.778
Total from investment operations	.187	.682	(.212)	.761	.572	1.204
Distributions from net investment income	(.134)	(.273)	(.253)	(.336)	(.371)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.167)	(.382)	(.608)	(.511)	(.582)	(.434)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Total ReturnB, C, D	1.76%	6.65%	(2.01)%	7.14%	5.39%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of fee waivers, if any	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of all reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Net investment income (loss)	2.63% A	2.74%	2.44%	2.97%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,084	$ 57,972	$ 52,848	$ 59,896	$ 60,500	$ 71,349
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.103	.217	.189	.247	.307	.351
Net realized and unrealized gain (loss)	.047	.392	(.469)	.434	.177	.787
Total from investment operations	.150	.609	(.280)	.681	.484	1.138
Distributions from net investment income	(.097)	(.200)	(.175)	(.256)	(.293)	(.324)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.130)	(.309)	(.530)	(.431)	(.504)	(.358)
Net asset value, end of period	$ 10.80	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Total ReturnB, C, D	1.41%	5.91%	(2.61)%	6.36%	4.54%	11.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Net investment income (loss)	1.94% A	2.04%	1.73%	2.24%	2.82%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,021	$ 4,460	$ 7,112	$ 11,515	$ 9,225	$ 13,017
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.099	.211	.185	.246	.308	.354
Net realized and unrealized gain (loss)	.057	.382	(.469)	.434	.187	.778
Total from investment operations	.156	.593	(.284)	.680	.495	1.132
Distributions from net investment income	(.093)	(.194)	(.171)	(.255)	(.294)	(.328)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.126)	(.303)	(.526)	(.430)	(.505)	(.362)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.47%	5.75%	(2.65)%	6.34%	4.65%	11.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.87% A	1.99%	1.69%	2.23%	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,319	$ 83,818	$ 79,711	$ 102,385	$ 63,867	$ 91,439
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) D	.157	.326	.300	.363	.423	.466
Net realized and unrealized gain (loss)	.047	.392	(.478)	.434	.187	.778
Total from investment operations	.204	.718	(.178)	.797	.610	1.244
Distributions from net investment income	(.151)	(.309)	(.287)	(.372)	(.409)	(.440)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.184)	(.418)	(.642)	(.547)	(.620)	(.474)
Net asset value, end of period	$ 10.79	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C	1.92%	7.00%	(1.70)%	7.48%	5.76%	12.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.95% A	3.07%	2.75%	3.29%	3.89%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$17,113,968	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385
Portfolio turnover rateF	122% A, I	108%	201%	155%	168% H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.154	.319	.295	.353	.413	.458
Net realized and unrealized gain (loss)	.047	.393	(.469)	.435	.178	.788
Total from investment operations	.201	.712	(.174)	.788	.591	1.246
Distributions from net investment income	(.148)	(.303)	(.281)	(.363)	(.400)	(.432)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.181)	(.412)	(.636)	(.538)	(.611)	(.466)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Total ReturnB, C	1.89%	6.95%	(1.67)%	7.40%	5.58%	12.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of all reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Net investment income (loss)	2.90% A	3.02%	2.69%	3.20%	3.80%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,140,619	$ 573,410	$ 244,911	$ 596,238	$ 531,451	$ 509,388
Portfolio turnover rateF	122% A, I	108%	201%	155%	168%H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

Period ended February 28,
2015G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.060
Net realized and unrealized gain (loss)	.121
Total from investment operations	.181
Distributions from net investment income	(.061)
Net asset value, end of period	$ 10.78
Total ReturnB, C	1.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.36% A
Expenses net of all reductions	.36% A
Net investment income (loss)	2.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rateF	122% I, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 22, 2014 (commencement of sale of shares) to February 28, 2015. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount not annualized. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 634,937,269
Gross unrealized depreciation	(135,784,815)
Net unrealized appreciation (depreciation) on securities	$ 499,152,454

Tax cost	$ 19,076,931,226

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (19,865,697)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (394,717)	$ (71,086)
Swaps	(162,361)	(97,239)
Total Credit Risk	(557,078)	(168,325)
Foreign Exchange Risk
Foreign Currency Contracts	21,875,563	(5,339,155)
Interest Rate Risk
Futures Contracts	1,006,573	841,450
Swaps	(4,309,736)	(1,078,489)
Total Interest Rate Risk	(3,303,163)	(237,039)
Totals (a)	$ 18,015,322	$ (5,744,519)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

Semiannual Report

4. Derivative Instruments - continued

Options - continued

sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit event.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Interest Rate Swaps - continued

amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $4,118,449,650 and $931,385,895, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 869,556	$ 48,769
Class T	-%	.25%	84,261	810
Class B	.65%	.25%	19,289	13,991
Class C	.75%	.25%	519,577	155,022
			$ 1,492,683	$ 218,592

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48,178
Class T	9,486
Class B*	2,867
Class C*	8,368
$ 68,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 536,565.16
Class T	56,983.17
Class B	4,449.21
Class C	90,852.18
Total Bond	7,797,718.10
Institutional Class	625,270.16
Class Z	2.01
	$ 9,111,839

* Annualized

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,092 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At

Semiannual Report

8. Security Lending - continued

period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $468,202.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,845.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015 A	Year ended August 31, 2014
From net investment income
Class A	$ 8,762,396	$ 13,954,534
Class T	841,087	1,278,101
Class B	38,883	98,704
Class C	899,250	1,370,977
Total Bond	219,920,932	365,495,794
Institutional Class	11,260,889	9,973,176
Class Z	552	-
Total	$ 241,723,989	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Institutional Class	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class A
Shares sold	25,763,602	26,077,273	$ 276,601,134	$ 277,129,495
Reinvestment of distributions	981,246	1,748,624	10,538,894	18,500,215
Shares redeemed	(14,637,677)	(17,864,267)	(157,415,046)	(188,866,328)
Net increase (decrease)	12,107,171	9,961,630	$ 129,724,982	$ 106,763,382
Class T
Shares sold	3,594,733	2,788,455	$ 38,553,238	$ 29,566,996
Reinvestment of distributions	94,100	156,306	1,009,254	1,651,554
Shares redeemed	(1,091,855)	(2,607,297)	(11,699,386)	(27,459,813)
Net increase (decrease)	2,596,978	337,464	$ 27,863,106	$ 3,758,737
Class B
Shares sold	36,455	54,926	$ 391,618	$ 586,880
Reinvestment of distributions	4,091	13,145	43,939	138,775
Shares redeemed	(82,100)	(332,831)	(880,460)	(3,513,622)
Net increase (decrease)	(41,554)	(264,760)	$ (444,903)	$ (2,787,967)
Class C
Shares sold	5,393,088	3,017,051	$ 57,920,736	$ 32,060,704
Reinvestment of distributions	100,125	175,726	1,075,355	1,856,402
Shares redeemed	(1,573,982)	(3,020,982)	(16,866,624)	(31,912,884)
Net increase (decrease)	3,919,231	171,795	$ 42,129,467	$ 2,004,222
Total Bond
Shares sold	367,507,316	472,537,567	$ 3,941,373,951	$ 5,013,051,437
Reinvestment of distributions	23,854,065	43,741,412	256,190,120	463,024,654
Shares redeemed	(156,452,760)	(266,060,657)	(1,678,427,866)	(2,814,029,450)
Net increase (decrease)	234,908,621	250,218,322	$ 2,519,136,205	$ 2,662,046,641
Institutional Class
Shares sold	63,344,732	37,515,573	$ 678,116,214	$ 397,915,160
Reinvestment of distributions	1,196,889	1,097,010	12,841,985	11,632,287
Shares redeemed	(12,024,782)	(8,713,037)	(128,543,442)	(92,083,689)
Net increase (decrease)	52,516,839	29,899,546	$ 562,414,757	$ 317,463,758

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class Z
Shares sold	9,381	-	$ 100,000	$ -
Reinvestment of distributions	51	-	552	-
Net increase (decrease)	9,432	-	$ 100,552	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATBI-USAN-0415
1.804584.110
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Total Bond

Fund

Fidelity Advisor® Total Bond Fund - Class Z

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 (Advisors and Investment Professionals) or 1-800-835-5095 (plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and for the period (December 22, 2014 to February 28, 2015) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value February 28, 2015	Expenses Paid During Period
Class A	.76%
Actual		$ 1,000.00	$ 1,018.60	$ 3.80 C
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81 D
Class T	.78%
Actual		$ 1,000.00	$ 1,017.60	$ 3.90 C
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91 D
Class B	1.47%
Actual		$ 1,000.00	$ 1,014.10	$ 7.34 C
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35 D
Class C	1.54%
Actual		$ 1,000.00	$ 1,014.70	$ 7.69 C
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70 D
Total Bond	.45%
Actual		$ 1,000.00	$ 1,019.20	$ 2.25 C
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26 D
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,018.90	$ 2.55 C
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56 D
Class Z	.36%
Actual		$ 1,000.00	$ 1,016.80	$ .69 C
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and multiplied by 69/365 (to reflect the period December 22, 2014 to Febru-ary 28, 2015) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
AAA 3.9%	AAA 3.9%
AA 2.1%	AA 2.0%
A 9.4%	A 7.8%
BBB 22.7%	BBB 22.5%
BB and Below 15.7%	BB and Below 10.1%
Not Rated 1.3%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.4	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.1	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Corporate Bonds 37.7%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
Asset-Backed Securities 1.1%	Asset-Backed Securities 1.0%
CMOs and Other Mortgage Related Securities 7.2%	CMOs and Other Mortgage Related Securities 6.4%
Municipal Bonds 1.5%	Municipal Bonds 1.8%
Stocks 0.3%	Stocks 0.1%
Other Investments 7.4%	Other Investments 5.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

* Foreign investments	10.2%	** Foreign investments	9.9%
* Futures and Swaps	(0.2)%	**Futures and Swaps	(0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.7%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		$ 3,045,000	$ 3,319,050
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(m)		1,160,000	1,270,200
6.875% 8/15/18 pay-in-kind (f)(m)		1,010,000	1,057,975
			5,647,225
Automobiles - 0.9%
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,577,267
General Motors Co.:
3.5% 10/2/18		9,215,000	9,491,450
6.25% 10/2/43		1,543,000	1,914,593
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,992,490
3% 9/25/17		6,726,000	6,877,335
3.15% 1/15/20		27,252,000	27,537,955
3.25% 5/15/18		4,810,000	4,912,213
3.5% 7/10/19		10,761,000	11,069,572
4% 1/15/25		18,085,000	18,551,249
4.25% 5/15/23		5,420,000	5,677,450
4.375% 9/25/21		25,963,000	27,585,688
4.75% 8/15/17		5,050,000	5,354,263
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (f)		33,222,000	33,706,011
			163,247,536
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,231,567
4.25% 6/15/23		8,466,000	9,095,633
			10,327,200
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (f)		5,650,000	4,844,875
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,312,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	139,550
6.75% 6/1/19		475,000	496,375
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,818,625
MCE Finance Ltd. 5% 2/15/21 (f)		7,845,000	7,570,425
NCL Corp. Ltd.:
5% 2/15/18		3,950,000	4,038,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd.: - continued
5.25% 11/15/19 (f)		$ 2,905,000	$ 2,984,888
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		3,530,000	3,556,475
11% 10/1/21 (f)		1,770,000	1,566,450
Royal Caribbean Cruises Ltd. 7.5% 10/15/27		1,885,000	2,229,013
Scientific Games Corp.:
6.625% 5/15/21 (f)		8,635,000	6,562,600
7% 1/1/22 (f)		7,445,000	7,668,350
10% 12/1/22 (f)		10,060,000	9,858,800
Speedway Motorsports, Inc. 5.125% 2/1/23 (f)		3,315,000	3,406,163
Times Square Hotel Trust 8.528% 8/1/26 (f)		760,610	981,629
Wynn Macau Ltd. 5.25% 10/15/21 (f)		9,820,000	9,648,150
			73,683,243
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	865,000
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,706,063
4.5% 6/15/19		1,860,000	1,915,800
4.5% 11/15/19		1,840,000	1,881,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,048,731
8.25% 2/15/21		1,815,000	1,910,288
Standard Pacific Corp.:
5.875% 11/15/24		4,810,000	4,906,200
8.375% 5/15/18		300,000	343,500
Toll Brothers Finance Corp. 4.375% 4/15/23		2,615,000	2,641,150
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,964,675
7% 8/15/22		10,230,000	10,357,875
			35,540,682
Internet & Catalog Retail - 0.0%
Netflix, Inc.:
5.5% 2/15/22 (f)		2,645,000	2,729,111
5.875% 2/15/25 (f)		2,645,000	2,734,269
			5,463,380
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 1.8%
Altice SA:
7.625% 2/15/25 (f)		$ 3,805,000	$ 3,928,663
7.75% 5/15/22 (f)		13,575,000	14,016,188
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	704,865
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		1,200,000	1,237,500
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,692,988
9% 12/15/19		6,930,000	6,843,375
10% 1/15/18		4,260,000	3,786,075
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,381,700
Columbus International, Inc. 7.375% 3/30/21 (f)		11,476,000	12,049,800
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,765,584
4.75% 3/1/44		12,000,000	13,848,840
4.95% 6/15/16		2,344,000	2,471,786
6.45% 3/15/37		2,196,000	2,994,804
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,841,229
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,807,966
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,774,015
6.35% 6/1/40		6,392,000	7,805,687
iHeartCommunications, Inc. 10.625% 3/15/23 (f)		2,695,000	2,762,375
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21		8,111,000	9,124,875
MDC Partners, Inc. 6.75% 4/1/20 (f)		1,885,000	1,983,963
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(m)		9,650,000	9,686,188
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,364,764
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	6,017,171
News America, Inc.:
6.15% 3/1/37		4,759,000	6,131,343
6.15% 2/15/41		11,572,000	15,073,595
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		850,000	862,750
Numericable Group SA:
4.875% 5/15/19 (f)		2,352,000	2,352,000
6% 5/15/22 (f)		5,000,000	5,087,500
6.25% 5/15/24 (f)		2,360,000	2,422,540
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		$ 1,460,000	$ 1,547,600
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,293,200
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,690,948
3.85% 9/29/24		11,394,000	11,749,254
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,485,813
5.85% 5/1/17		3,419,000	3,726,990
6.55% 5/1/37		12,610,000	15,228,832
6.75% 7/1/18		13,763,000	15,810,948
8.25% 4/1/19		24,391,000	29,788,631
Time Warner, Inc.:
5.875% 11/15/16		368,000	397,676
6.2% 3/15/40		11,792,000	14,951,183
6.5% 11/15/36		9,243,000	12,046,060
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,924,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (f)		965,000	986,713
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,506,465
VTR Finance BV 6.875% 1/15/24 (f)		980,000	1,026,550
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(m)		215,000	220,375
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,267,000
			336,468,367
Multiline Retail - 0.1%
Family Tree Escrow LLC:
5.25% 3/1/20 (f)		450,000	470,250
5.75% 3/1/23 (f)		2,240,000	2,357,600
JC Penney Corp., Inc.:
5.65% 6/1/20		6,480,000	5,556,600
5.75% 2/15/18		4,130,000	3,902,850
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		6,040,000	5,889,000
			24,935,075
Specialty Retail - 0.0%
DPL, Inc. 7.75% 10/15/20 (f)		600,000	546,000
Hot Topic, Inc. 9.25% 6/15/21 (f)		4,395,000	4,801,538
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		$ 950,000	$ 991,420
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		2,465,000	2,594,413
			8,933,371
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (f)		1,600,000	1,536,000
TOTAL CONSUMER DISCRETIONARY			665,782,079
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,448,500
4.25% 5/1/23		5,205,000	5,400,188
6% 5/1/22		23,545,000	26,959,025
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,340,224
2.75% 4/1/23 (f)		7,651,000	7,536,740
7.25% 3/10/15	GBP	4,000,000	6,182,810
PepsiCo, Inc. 4.25% 10/22/44		25,543,000	26,725,871
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,676,550
The Coca-Cola Co. 1.625% 3/9/35 (h)	EUR	3,600,000	4,028,581
			97,298,489
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 12/5/18		8,524,000	8,719,720
4% 12/5/23		8,525,000	9,247,792
DS Services of America, Inc. 10% 9/1/21 (f)		745,000	869,788
ESAL GmbH 6.25% 2/5/23 (f)		14,310,000	13,844,925
Minerva Luxmbourg SA:
7.75% 1/31/23 (f)		6,850,000	6,747,250
7.75% 1/31/23 (Reg. S)		680,000	669,800
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,105,900
7.75% 11/15/22		1,300,000	1,374,750
Tesco PLC 5% 3/24/23	GBP	2,500,000	4,026,264
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,793,838
2.7% 11/18/19		8,473,000	8,623,336
3.3% 11/18/21		10,050,000	10,340,385
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.: - continued
3.8% 11/18/24		$ 7,676,000	$ 7,992,420
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,212,927
			80,569,095
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,604,171
3.2% 1/25/23		3,879,000	3,825,850
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,205,000
H.J. Heinz Co. 4.875% 2/15/25 (f)		3,320,000	3,336,600
JBS Investments GmbH:
7.25% 4/3/24 (f)		11,050,000	11,271,000
7.75% 10/28/20 (f)		6,470,000	6,809,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		6,410,000	6,401,988
7.25% 6/1/21 (f)		2,730,000	2,871,673
8.25% 2/1/20 (f)		1,510,000	1,600,600
Kraft Foods Group, Inc. 5% 6/4/42		27,795,000	30,101,485
Post Holdings, Inc.:
6% 12/15/22 (f)		7,870,000	7,742,113
6.75% 12/1/21 (f)		5,030,000	5,143,175
			85,913,330
Personal Products - 0.0%
Prestige Brands, Inc. 5.375% 12/15/21 (f)		2,335,000	2,367,106
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,560,737
4% 1/31/24		6,408,000	6,864,442
4.25% 8/9/42		9,573,000	9,650,541
4.75% 5/5/21		7,000,000	7,800,541
5.375% 1/31/44		10,973,000	12,995,697
9.7% 11/10/18		7,983,000	10,269,148
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,271,265
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,348,431
4.75% 11/1/42		31,385,000	31,869,679
6.15% 9/15/43		4,511,000	5,455,955
6.75% 6/15/17		3,719,000	4,133,103
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
7.25% 6/15/37		$ 5,056,000	$ 6,639,261
Vector Group Ltd. 7.75% 2/15/21		5,430,000	5,796,525
			122,655,325
TOTAL CONSUMER STAPLES			388,803,345
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 2/15/19		565,000	446,350
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	10,711,759
5.35% 3/15/20 (f)		8,816,000	8,688,900
5.85% 5/21/43 (f)(m)		6,758,000	5,423,295
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,037,346
5% 10/1/21		7,366,000	7,978,159
6.5% 4/1/20		738,000	848,317
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,919,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,953,200
6% 10/1/22		995,000	910,425
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,765,200
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,824,700
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	756,500
5.875% 4/1/20		585,000	535,275
Offshore Group Investment Ltd.:
7.125% 4/1/23		621,000	405,203
7.5% 11/1/19		3,400,000	2,176,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,270,940
Transocean, Inc.:
2.5% 10/15/17		1,000,000	915,000
5.05% 12/15/16		7,572,000	7,581,465
			73,147,034
Oil, Gas & Consumable Fuels - 5.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,585,300
4.875% 3/15/24		190,000	195,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Afren PLC:
6.625% 12/9/20 (f)		$ 780,000	$ 299,520
10.25% 4/8/19 (Reg. S)		2,075,000	817,550
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (f)(m)		4,733,000	3,810,065
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,146,949
Antero Resources Corp. 5.125% 12/1/22 (f)		2,820,000	2,777,700
Approach Resources, Inc. 7% 6/15/21		1,715,000	1,564,938
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,937,335
2.315% 2/13/20		37,777,000	37,920,893
3.535% 11/4/24		15,450,000	15,871,646
3.814% 2/10/24		11,032,000	11,555,303
4.5% 10/1/20		5,954,000	6,575,538
4.742% 3/11/21		8,800,000	9,790,572
California Resources Corp.:
5% 1/15/20 (f)		4,620,000	4,238,850
5.5% 9/15/21 (f)		3,970,000	3,622,625
6% 11/15/24 (f)		975,000	868,969
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,988,292
3.9% 2/1/25		24,997,000	25,368,280
Cenovus Energy, Inc. 5.7% 10/15/19		3,980,000	4,420,996
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	939,375
6.125% 2/15/21		6,750,000	7,171,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,968,464
6.125% 7/15/22		1,240,000	1,328,350
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,354,340
CONSOL Energy, Inc. 5.875% 4/15/22		4,935,000	4,737,600
Consolidated Energy Finance SA 6.75% 10/15/19 (f)		6,425,000	6,360,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	683,400
7.75% 4/1/19		800,000	833,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,754,141
2.7% 4/1/19		5,789,000	5,470,287
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
3.875% 3/15/23		$ 5,532,000	$ 5,015,289
Denbury Resources, Inc. 5.5% 5/1/22		6,190,000	5,787,650
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	68,040
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,550,187
6.45% 11/3/36 (f)		13,741,000	12,716,306
EDC Finance Ltd. 4.875% 4/17/20 (f)		3,670,000	2,899,300
El Paso Corp. 6.5% 9/15/20		13,131,000	15,149,721
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,247,249
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)		9,045,000	9,343,259
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	3,931,239
3.9% 5/15/24 (f)		4,249,000	4,168,558
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,900,700
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	4,592,950
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,003,663
3.75% 2/15/25		9,982,000	10,378,335
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		6,075,000	6,287,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,885,000	1,932,125
9.375% 5/1/20		12,080,000	12,895,400
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	958,389
6.875% 5/16/17 (Reg. S)		200,000	201,766
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,935,000	1,993,050
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	234,720
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		1,305,000	1,229,963
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	731,250
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		6,555,000	5,309,550
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (f)		665,000	565,250
9.125% 7/2/18 (f)		510,000	562,530
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		1,565,000	1,306,775
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,480,739
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		1,145,000	1,070,575
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19		$ 2,620,000	$ 2,233,550
6.5% 5/15/19		2,030,000	1,776,250
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,443,278
Motiva Enterprises LLC 5.75% 1/15/20 (f)		4,187,000	4,589,475
MPLX LP 4% 2/15/25		2,532,000	2,568,856
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,299,552
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,133,735
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		5,260,000	5,430,950
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,430,000	1,211,925
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		4,876,000	3,498,530
Pan American Energy LLC 7.875% 5/7/21 (f)		583,000	603,405
Peabody Energy Corp.:
6% 11/15/18		4,320,000	3,931,200
6.25% 11/15/21		2,270,000	1,889,775
7.375% 11/1/16		4,630,000	4,861,500
7.875% 11/1/26		1,790,000	1,432,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,050,000	1,208,183
Petro-Canada 6.05% 5/15/18		3,850,000	4,328,848
Petrobras Global Finance BV:
1.8806% 5/20/16 (m)		1,285,000	1,220,750
2.3933% 1/15/19 (m)		1,800,000	1,534,500
3% 1/15/19		1,893,000	1,638,940
3.25% 3/17/17		26,728,000	24,900,072
4.375% 5/20/23		20,096,000	16,541,018
4.875% 3/17/20		26,750,000	23,740,625
5.625% 5/20/43		18,504,000	14,770,448
6.25% 3/17/24		1,200,000	1,106,400
7.25% 3/17/44		640,000	578,522
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	4,692,500
3.875% 1/27/16		10,192,000	10,015,475
5.375% 1/27/21		44,755,000	40,269,654
5.75% 1/20/20		11,270,000	10,396,237
6.875% 1/20/40		2,325,000	2,009,265
7.875% 3/15/19		14,017,000	14,191,091
Petroleos de Venezuela SA:
5.375% 4/12/27		1,775,000	573,325
5.5% 4/12/37		655,000	204,966
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 12,035,000	$ 7,932,269
9.75% 5/17/35 (f)		3,220,000	1,228,430
12.75% 2/17/22 (f)		1,595,000	849,338
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,816,422
3.5% 7/18/18		14,963,000	15,462,764
3.5% 7/23/20 (f)		13,960,000	14,211,280
3.5% 1/30/23		11,489,000	11,255,773
4.5% 1/23/26 (f)		46,043,000	46,860,263
4.875% 1/24/22		14,642,000	15,557,125
4.875% 1/18/24		13,072,000	13,902,072
5.5% 1/21/21		12,069,000	13,245,728
5.5% 6/27/44		22,304,000	22,638,560
5.5% 6/27/44 (f)		640,000	649,600
5.625% 1/23/46 (f)		36,355,000	37,282,053
6% 3/5/20		6,145,000	6,959,213
6.375% 1/23/45		14,002,000	15,663,337
6.5% 6/2/41		24,867,000	28,034,558
6.625% (f)(g)		5,520,000	5,580,720
8% 5/3/19		8,600,000	10,328,600
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,779,121
4.875% 11/15/44		34,230,000	36,946,390
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,323,376
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,411,359
6.125% 1/15/17		6,185,000	6,701,948
PT Pertamina Persero:
4.3% 5/20/23 (Reg S.)		200,000	201,548
4.875% 5/3/22 (f)		845,000	883,025
5.25% 5/23/21 (f)		815,000	871,031
6% 5/3/42 (f)		1,095,000	1,122,375
6.5% 5/27/41 (f)		1,500,000	1,635,000
Rice Energy, Inc. 6.25% 5/1/22		7,785,000	7,590,375
Rosetta Resources, Inc.:
5.625% 5/1/21		6,305,000	6,005,513
5.875% 6/1/24		535,000	505,575
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (f)		3,030,000	3,045,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC: - continued
5.75% 5/15/24		$ 1,595,000	$ 1,630,888
SemGroup Corp. 7.5% 6/15/21		5,230,000	5,491,500
Sibur Securities Ltd. 3.914% 1/31/18 (f)		1,570,000	1,348,818
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,878,282
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,492,347
4.05% 1/23/20		11,618,000	11,900,759
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	339,524
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,821,736
2.95% 9/25/18		1,960,000	2,022,367
4.6% 6/15/21		2,694,000	2,956,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/18 (f)		3,280,000	3,411,200
Teine Energy Ltd. 6.875% 9/30/22 (f)		6,310,000	5,615,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		745,000	787,838
6.125% 10/15/21		505,000	535,300
6.25% 10/15/22 (f)		800,000	848,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	10,078,244
4.55% 6/24/24		53,471,000	52,242,023
Total SA 2.625% (Reg. S) (g)(m)	EUR	2,150,000	2,449,746
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,654,229
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,320,972
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,064,575
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,509,436
4.3% 3/4/24		8,588,000	8,834,089
YPF SA:
8.75% 4/4/24 (f)		3,415,000	3,481,593
8.875% 12/19/18 (f)		2,725,000	2,833,183
Zhaikmunai International BV 7.125% 11/13/19 (f)		2,415,000	2,053,233
			1,092,377,490
TOTAL ENERGY			1,165,524,524
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - 15.5%
Banks - 5.9%
Banco Daycoval SA 5.75% 3/19/19 (f)		$ 150,000	$ 152,625
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		378,225	400,919
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	2,000,000	2,302,215
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)		12,355,000	12,326,584
5.75% 9/26/23 (f)		10,860,000	11,050,050
6.5% 6/10/19 (Reg. S)		1,000,000	1,072,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (f)		8,770,000	8,826,900
1.375% 9/27/17 (Reg. S)		2,720,000	2,736,168
Bank of America Corp.:
2.6% 1/15/19		8,068,000	8,194,894
2.65% 4/1/19		6,430,000	6,541,368
3.3% 1/11/23		31,429,000	31,865,329
3.875% 3/22/17		25,777,000	27,042,032
4.1% 7/24/23		11,481,000	12,341,444
4.2% 8/26/24		16,813,000	17,412,921
4.25% 10/22/26		14,724,000	15,064,389
5.65% 5/1/18		8,780,000	9,752,253
5.75% 12/1/17		21,955,000	24,278,585
5.875% 1/5/21		6,530,000	7,629,587
6.5% 8/1/16		9,000,000	9,649,332
Bank of America NA 5.3% 3/15/17		3,467,000	3,721,062
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		1,265,000	1,287,138
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,342,474
4.25% 1/12/22	GBP	4,000,000	7,079,985
6.75% 1/16/23 (m)	GBP	2,250,000	3,836,018
Barclays PLC 2.75% 11/8/19		12,249,000	12,390,255
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,206,188
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,615,000	899,071
BPCE SA 5.7% 10/22/23 (f)		6,050,000	6,713,969
Capital One NA:
1.65% 2/5/18		18,801,000	18,770,166
2.95% 7/23/21		18,827,000	19,062,168
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,147,142
1.85% 11/24/17		33,365,000	33,423,355
2.4% 2/18/20		37,777,000	37,622,643
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
2.5% 7/29/19		$ 46,387,000	$ 46,932,279
3.375% 3/1/23		5,193,000	5,301,118
3.953% 6/15/16		11,847,000	12,259,027
4.05% 7/30/22		5,303,000	5,525,413
4.75% 5/19/15		12,211,000	12,318,274
5.3% 5/6/44		28,968,000	32,406,183
5.5% 9/13/25		4,478,000	5,071,313
6.125% 5/15/18		3,779,000	4,260,883
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	14,030,743
Credit Suisse AG 6% 2/15/18		18,058,000	20,053,319
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,506,038
Development Bank of Philippines 8.375% (g)(m)		1,930,000	2,044,700
Discover Bank:
4.2% 8/8/23		7,852,000	8,392,477
7% 4/15/20		2,030,000	2,420,395
8.7% 11/18/19		2,958,000	3,634,947
Fifth Third Bancorp:
4.5% 6/1/18		798,000	860,026
8.25% 3/1/38		4,667,000	7,033,365
Finansbank A/S 5.5% 5/11/16 (Reg. S)		1,300,000	1,320,150
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		2,000,000	1,982,160
7.75% 7/5/17 (Reg. S)		350,000	346,878
GTB Finance BV:
6% 11/8/18 (f)		2,325,000	2,011,125
7.5% 5/19/16 (f)		1,045,000	1,029,325
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,791,849
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,529,582
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,141,187
HSBK BV:
7.25% 5/3/17 (f)		2,035,000	1,984,125
7.25% 5/3/17 (Reg. S)		250,000	243,750
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,443,640
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)		4,170,000	4,294,141
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		650,000	640,055
6.2% 12/21/21 (Reg. S)		980,000	1,040,025
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,536,008
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2% 8/15/17		$ 11,000,000	$ 11,149,765
2.2% 10/22/19		7,268,000	7,260,587
2.35% 1/28/19		6,857,000	6,954,801
3.25% 9/23/22		18,423,000	18,839,636
3.875% 9/10/24		39,644,000	40,422,410
4.125% 12/15/26		50,896,000	52,237,517
4.25% 10/15/20		6,995,000	7,643,639
4.35% 8/15/21		20,267,000	22,166,788
4.5% 1/24/22		22,046,000	24,374,631
4.625% 5/10/21		6,879,000	7,644,213
4.95% 3/25/20		22,079,000	24,730,909
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,540,404
KeyBank NA:
5.45% 3/3/16		3,939,000	4,114,605
6.95% 2/1/28		1,977,000	2,618,817
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,571,804
5% 1/17/17		14,669,000	15,523,616
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,200,000	1,116,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,000,000	931,000
Regions Bank:
6.45% 6/26/37		24,618,000	30,768,635
7.5% 5/15/18		24,647,000	28,502,407
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,051,165
5.75% 6/15/15		2,005,000	2,030,824
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		50,093,000	53,058,556
6% 12/19/23		15,025,000	16,820,112
6.1% 6/10/23		16,183,000	18,143,587
6.125% 12/15/22		24,107,000	27,193,781
SB Capital SA 5.5% 2/26/24 (f)(m)		2,285,000	1,588,646
Wachovia Bank NA 6% 11/15/17		2,243,000	2,514,055
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,237,404
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,191,998
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16		$ 4,301,000	$ 4,461,298
4.48% 1/16/24		4,804,000	5,240,741
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,040,000
Zenith Bank PLC 6.25% 4/22/19 (f)		2,495,000	2,208,075
			1,131,418,855
Capital Markets - 2.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,936,001
4.25% 2/15/24		12,758,000	13,478,853
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)(h)		4,740,000	4,905,900
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,822,446
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,897,718
2.55% 10/23/19		33,080,000	33,327,835
2.625% 1/31/19		50,400,000	51,266,981
2.9% 7/19/18		17,494,000	18,006,487
5.25% 7/27/21		17,105,000	19,416,895
5.625% 1/15/17		3,200,000	3,437,568
5.95% 1/18/18		4,975,000	5,546,936
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,808,643
6.85% 6/15/17		7,271,000	8,093,328
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,023,880
2.125% 4/25/18		12,586,000	12,678,495
2.375% 7/23/19		46,739,000	47,023,968
3.7% 10/23/24		24,714,000	25,515,129
4.3% 1/27/45		14,313,000	14,703,602
4.875% 11/1/22		26,240,000	28,508,186
5% 11/24/25		3,189,000	3,514,664
5.45% 1/9/17		13,970,000	14,982,825
5.625% 9/23/19		12,714,000	14,432,246
5.75% 1/25/21		19,879,000	23,109,894
6.625% 4/1/18		16,118,000	18,333,967
MU Finance PLC 8.375% 2/1/17 (f)		806,170	826,324
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (m)		7,915,000	8,093,088
			495,691,859
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - 1.4%
Capital One Financial Corp. 2.45% 4/24/19		$ 10,550,000	$ 10,662,801
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		840,000	865,200
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,631,594
3.95% 11/6/24		9,738,000	9,927,268
5.2% 4/27/22		12,545,000	13,871,696
6.45% 6/12/17		10,366,000	11,387,507
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,239,366
1.7% 5/9/16		19,473,000	19,582,867
2.875% 10/1/18		13,000,000	13,396,981
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,294,751
4.625% 1/7/21		19,476,000	21,939,675
4.65% 10/17/21		5,377,000	6,097,695
5.625% 9/15/17		5,858,000	6,495,702
5.625% 5/1/18		25,000,000	28,109,000
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,549,430
1.625% 10/2/15 (f)		9,515,000	9,559,083
1.875% 8/9/16 (f)		2,974,000	3,005,971
2.125% 10/2/17 (f)		5,048,000	5,092,079
2.875% 8/9/18 (f)		5,276,000	5,400,930
Navient Corp.:
5% 10/26/20		915,000	926,438
5.875% 10/25/24		7,685,000	7,464,056
SLM Corp.:
4.875% 6/17/19		2,160,000	2,257,200
5.5% 1/15/19		2,025,000	2,131,313
5.5% 1/25/23		5,000,000	4,912,500
6.125% 3/25/24		4,030,000	4,050,150
8% 3/25/20		950,000	1,105,563
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,345,293
3% 8/15/19		4,907,000	4,990,944
3.75% 8/15/21		7,409,000	7,688,549
4.25% 8/15/24		7,458,000	7,817,498
			270,799,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)		$ 3,415,000	$ 3,500,375
4.5% 5/15/21 (f)		4,575,000	4,838,063
5% 10/1/21 (f)		7,495,000	8,141,444
Brixmor Operating Partnership LP 3.85% 2/1/25		14,325,000	14,487,446
City of Buenos Aires 9.95% 3/1/17 (f)		1,018,000	1,053,630
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,325,000	2,391,960
5.875% 2/1/22		18,611,000	19,518,286
6% 8/1/20		4,745,000	5,077,150
ILFC E-Capital Trust I 4.37% 12/21/65 (f)(m)		10,340,000	9,797,150
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(m)		4,765,000	4,586,313
ING U.S., Inc. 5.5% 7/15/22		25,716,000	29,715,635
KfW 1.75% 10/15/19		6,010,000	6,061,987
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,152,595
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	632,775
7.75% 1/27/18		2,350,000	2,013,339
			112,968,148
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,563,711
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,538,060
3.875% 1/15/35		19,041,000	19,198,888
4.875% 6/1/22		3,590,000	4,103,112
5.6% 10/18/16		10,702,000	11,466,818
Aon Corp.:
3.125% 5/27/16		11,274,000	11,556,820
3.5% 9/30/15		4,451,000	4,522,666
5% 9/30/20		3,854,000	4,351,548
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		4,900,000	5,228,472
Assicurazioni Generali SpA 7.75% 12/12/42 (m)	EUR	2,000,000	2,920,721
Aviva PLC 6.625% 6/3/41 (m)	GBP	3,300,000	5,854,570
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,409,377
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)		1,859,000	1,924,065
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 17,011,704
5.375% 3/15/17		194,000	209,357
Liberty Mutual Group, Inc. 5% 6/1/21 (f)		12,644,000	14,025,231
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,986,538
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,673,357
MetLife, Inc.:
1.903% 12/15/17		2,987,000	3,008,683
3.048% 12/15/22		12,433,000	12,745,305
4.368% 9/15/23		9,625,000	10,690,064
4.75% 2/8/21		4,032,000	4,556,612
6.75% 6/1/16		7,610,000	8,163,582
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	8,018,096
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	11,333,109
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	17,508,051
6% 2/10/20 (f)		12,654,000	14,312,408
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,647,748
4.5% 11/16/21		6,390,000	7,072,938
6.2% 11/15/40		4,318,000	5,530,624
7.375% 6/15/19		3,230,000	3,899,870
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,642,285
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)		18,083,000	20,785,486
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)		4,172,000	4,258,043
4.125% 11/1/24 (f)		6,048,000	6,388,787
Unum Group:
5.625% 9/15/20		8,386,000	9,498,671
5.75% 8/15/42		16,937,000	20,453,020
7.125% 9/30/16		587,000	638,283
			314,696,680
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,878,339
4.6% 4/1/22		4,025,000	4,238,462
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,528,109
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20		$ 5,005,000	$ 5,260,405
4.2% 12/15/23		12,000,000	12,840,096
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,371,022
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,728,904
4.25% 1/15/24		9,191,000	9,760,612
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,355,776
DDR Corp.:
3.625% 2/1/25		7,690,000	7,693,468
4.625% 7/15/22		8,808,000	9,465,086
4.75% 4/15/18		11,273,000	12,096,865
7.5% 4/1/17		5,574,000	6,208,851
7.875% 9/1/20		323,000	401,568
9.625% 3/15/16		3,691,000	4,004,705
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,406,076
3.75% 12/1/24		5,408,000	5,541,058
3.875% 10/15/22		11,543,000	12,012,846
4.375% 6/15/22		7,323,000	7,840,202
5.95% 2/15/17		1,109,000	1,200,296
6.5% 1/15/18		3,795,000	4,267,622
6.75% 3/15/20		10,379,000	12,277,838
8.25% 8/15/19		75,000	92,462
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,288,711
5.375% 10/15/15		1,403,000	1,438,889
6% 9/15/17		1,212,000	1,325,755
6.25% 1/15/17		1,027,000	1,106,893
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,901,457
6.2% 1/15/17		620,000	674,755
HCP, Inc. 3.75% 2/1/16		6,084,000	6,242,792
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,192,811
4.7% 9/15/17		1,538,000	1,653,521
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	664,973
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,403,236
6.25% 6/15/17		1,232,000	1,321,969
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18		$ 867,000	$ 950,265
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,771,561
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)		4,655,000	4,748,961
4.95% 4/1/24		3,875,000	4,142,349
5.875% 3/15/24		290,000	311,025
6.75% 10/15/22		345,000	363,975
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,451,427
5% 12/15/23		2,030,000	2,221,001
Senior Housing Properties Trust 6.75% 4/15/20		250,000	284,104
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,973,035
The GEO Group, Inc. 5.875% 1/15/22		2,630,000	2,774,650
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,711,371
WP Carey, Inc. 4% 2/1/25		19,760,000	19,616,977
			248,007,131
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,574,358
3.85% 4/15/16		16,284,000	16,760,502
4.25% 7/15/22		5,809,000	6,113,653
6.125% 4/15/20		3,429,000	3,932,861
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,945,457
4.1% 10/1/24		15,881,000	16,178,324
4.55% 10/1/29		15,881,000	16,493,673
4.95% 4/15/18		12,690,000	13,648,082
5.7% 5/1/17		7,049,000	7,625,615
6% 4/1/16		2,699,000	2,831,151
CBRE Group, Inc.:
5% 3/15/23		12,115,000	12,720,750
5.25% 3/15/25		3,480,000	3,793,200
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,151,916
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	414,765
Deutsche Annington Finance BV 5% 10/2/23 (f)		3,750,000	4,104,915
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,001,577
5.25% 3/15/21		5,708,000	6,294,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
2.375% 7/1/19		$ 8,777,000	$ 8,834,200
4.625% 12/15/21		17,159,000	19,058,621
4.75% 7/15/20		7,700,000	8,530,630
5.375% 8/1/16		2,768,000	2,932,619
5.75% 6/15/17		14,407,000	15,804,753
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,218,203
5.5% 3/15/17		3,597,000	3,888,440
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	159,320
5.875% 6/15/19		150,000	156,179
6% 11/1/20		105,000	111,082
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,139,294
Hunt Companies, Inc. 9.625% 3/1/21 (f)		870,000	885,225
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	65,325
11.5% 7/20/20 (Reg. S)		5,000	5,500
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,534,260
4.125% 6/15/22		6,280,000	6,573,176
4.4% 2/15/24		13,017,000	13,900,958
4.75% 10/1/20		11,282,000	12,257,002
5.125% 3/2/15		1,405,000	1,405,000
5.5% 12/15/16		1,891,000	2,024,342
6.625% 10/1/17		4,835,000	5,397,731
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,259,671
3.15% 5/15/23		14,735,000	13,407,789
4.5% 4/18/22		4,072,000	4,117,826
5.8% 1/15/16		10,000,000	10,370,650
7.75% 8/15/19		700,000	812,976
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,372,147
6.05% 9/1/16		2,000,000	2,140,110
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,576,052
Prime Property Funding, Inc. 5.7% 4/15/17 (f)		4,546,000	4,830,530
Realogy Corp. 7.625% 1/15/20 (f)		981,000	1,057,028
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		235,000	239,113
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 6% 3/31/16		$ 7,123,000	$ 7,452,104
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,575,281
5.875% 6/15/17		2,874,000	3,149,231
Tanger Properties LP:
3.75% 12/1/24		10,161,000	10,431,384
3.875% 12/1/23		4,812,000	4,988,827
6.125% 6/1/20		14,318,000	16,596,209
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,707,360
3.5% 2/1/25		4,631,000	4,669,118
3.75% 5/1/24		20,000,000	20,528,420
4.375% 2/1/45		2,766,000	2,791,082
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,105,392
4% 4/30/19		3,747,000	3,999,109
4.25% 3/1/22		300,000	319,367
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,436,714
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		570,000	563,588
5.875% 6/15/24 (f)		415,000	415,519
			412,379,958
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		834	12,304
TOTAL FINANCIALS			2,985,974,035
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,853,276
2.2% 5/22/19		14,136,000	14,217,833
			29,071,109
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		440,000	470,800
7.75% 2/15/19		435,000	453,270
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.:
2.675% 12/15/19		$ 4,539,000	$ 4,641,845
4.685% 12/15/44		4,214,000	4,601,515
			10,167,430
Health Care Providers & Services - 0.9%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,887,213
Community Health Systems, Inc.:
5.125% 8/1/21		635,000	661,988
6.875% 2/1/22		7,110,000	7,603,256
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,913,826
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,604,361
HCA Holdings, Inc.:
3.75% 3/15/19		19,477,000	19,890,886
4.25% 10/15/19		7,590,000	7,855,650
4.75% 5/1/23		595,000	627,666
5% 3/15/24		2,370,000	2,559,600
5.875% 3/15/22		715,000	803,660
6.5% 2/15/20		30,303,000	34,469,663
HealthSouth Corp. 5.75% 11/1/24		1,155,000	1,206,975
Kindred Escrow Corp. II:
8% 1/15/20 (f)		1,810,000	1,963,850
8.75% 1/15/23 (f)		3,665,000	3,994,850
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,188,457
4.125% 9/15/20		7,486,000	8,016,039
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	529,375
5.5% 2/1/21		5,400,000	5,764,500
Tenet Healthcare Corp.:
5% 3/1/19 (f)		2,285,000	2,296,425
6% 10/1/20		860,000	935,250
8.125% 4/1/22		16,575,000	18,771,188
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,423,958
2.875% 3/15/23		16,114,000	16,469,555
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,604,036
			181,042,227
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		$ 3,107,000	$ 3,107,767
2.4% 2/1/19		1,959,000	1,981,436
4.15% 2/1/24		3,010,000	3,231,479
			8,320,682
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,612,371
2.9% 11/6/22		13,855,000	13,860,279
Bayer U.S. Finance LLC:
2.375% 10/8/19 (f)		10,323,000	10,486,103
3% 10/8/21 (f)		7,536,000	7,789,142
3.375% 10/8/24 (f)		5,201,000	5,420,227
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		2,060,000	2,181,025
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,622,605
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,948,777
2.3% 11/8/18		3,161,000	3,191,450
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,783,858
3.9% 12/15/24		5,449,000	5,651,490
4.9% 12/15/44		2,390,000	2,569,030
Valeant Pharmaceuticals International 5.5% 3/1/23 (f)		3,410,000	3,444,100
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,748,447
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,004,425
3.25% 2/1/23		4,892,000	4,871,933
			90,185,262
TOTAL HEALTH CARE			318,786,710
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (f)		9,122,000	9,586,894
6.375% 6/1/19 (f)		8,071,000	9,338,421
Bombardier, Inc. 5.5% 9/15/18 (f)(h)(i)		2,010,000	2,010,000
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		6,075,000	5,892,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm, Inc.:
5.5% 10/15/20		$ 4,530,000	$ 4,484,700
6% 7/15/22		2,885,000	2,921,063
Triumph Group, Inc.:
4.875% 4/1/21		965,000	940,875
5.25% 6/1/22		45,000	44,325
			35,219,028
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		1,165,000	1,238,541
Airlines - 0.3%
Air Canada 6.625% 5/15/18 (f)		1,465,000	1,533,049
Allegiant Travel Co. 5.5% 7/15/19		6,225,000	6,474,000
American Airlines Group, Inc.:
4.625% 3/1/20 (f)		2,670,000	2,673,338
5.5% 10/1/19 (f)		8,970,000	9,384,863
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (f)		214,707	226,247
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		252,453	282,748
6.125% 4/29/18		240,000	254,400
6.648% 3/15/19		1,549,857	1,597,282
6.9% 7/2/19		403,289	421,920
9.25% 5/10/17		1,505,636	1,663,728
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,571,813
6.75% 5/23/17		1,515,000	1,571,813
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,566,950
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 5/15/23		331,367	344,621
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,486,273
8.36% 1/20/19		1,017,897	1,112,053
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		653,446	707,355
12% 1/15/16 (f)		202,793	219,524
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,756,000
6% 7/15/26		15,845,000	15,686,550
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.: - continued
6% 7/15/28		$ 3,725,000	$ 3,641,188
6.375% 6/1/18		140,000	149,975
			57,049,490
Building Products - 0.1%
Building Materials Corp. of America 5.375% 11/15/24 (f)		3,095,000	3,187,850
HD Supply, Inc.:
5.25% 12/15/21 (f)		2,110,000	2,191,763
7.5% 7/15/20		8,600,000	9,202,000
USG Corp. 5.5% 3/1/25 (f)		1,425,000	1,457,063
			16,038,676
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		1,950,000	2,028,000
ADT Corp.:
3.5% 7/15/22		6,296,000	5,776,580
4.125% 4/15/19		3,395,000	3,441,681
4.125% 6/15/23		5,040,000	4,800,600
5.25% 3/15/20		2,035,000	2,131,663
6.25% 10/15/21		2,065,000	2,235,363
APX Group, Inc.:
6.375% 12/1/19		7,740,000	7,759,350
8.75% 12/1/20		10,170,000	9,330,975
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		6,560,000	6,232,000
Cenveo Corp. 6% 8/1/19 (f)		325,000	306,313
Garda World Security Corp.:
7.25% 11/15/21 (f)		8,485,000	8,294,088
7.25% 11/15/21 (f)		400,000	391,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,360,000
7% 2/15/22		660,000	722,700
Tervita Corp. 9.75% 11/1/19 (f)		1,865,000	1,230,900
			59,646,213
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (f)		4,340,000	4,133,850
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,189,113
Odebrecht Finance Ltd. 4.375% 4/25/25 (f)		650,000	524,875
			5,847,838
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,669,378
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,390,250
Schaeffler Finance BV:
4.25% 5/15/21 (f)		1,345,000	1,358,450
4.75% 5/15/21 (f)		1,540,000	1,582,350
			4,331,050
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		3,210,000	3,210,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		6,910,000	6,478,125
8.125% 2/15/19		2,885,000	2,481,100
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	854,025
			13,023,250
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,385,281
IHS, Inc. 5% 11/1/22 (f)		2,895,000	2,942,044
			6,327,325
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,723,094
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	697,970
			2,421,064
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,243,734
3.75% 2/1/22		16,396,000	16,648,646
3.875% 4/1/21		14,814,000	15,258,420
4.25% 9/15/24		12,030,000	12,390,900
4.75% 3/1/20		11,796,000	12,710,190
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,669,500
5.5% 2/15/22		1,380,000	1,480,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
6.25% 12/1/19		$ 830,000	$ 918,146
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,831,225
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,544,000
6.75% 12/15/20		2,795,000	2,829,938
International Lease Finance Corp.:
4.625% 4/15/21		955,000	1,007,525
5.875% 8/15/22		1,810,000	2,068,106
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,611,591
			84,211,971
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,708,560	1,776,902
10.75% 12/1/20 (Reg. S)		95,760	99,590
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,277,559
			6,154,051
TOTAL INDUSTRIALS			311,177,875
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		5,575,000	5,965,250
8.875% 1/1/20 (f)		1,970,000	2,176,850
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		1,595,000	1,595,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,570,000
Lucent Technologies, Inc.:
6.45% 3/15/29		9,580,000	9,591,975
6.5% 1/15/28		4,782,000	4,770,045
			25,669,120
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,801,189
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,271,610
6.55% 10/1/17		1,383,000	1,552,885
			8,625,684
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		$ 1,965,000	$ 1,969,913
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		2,295,000	1,635,188
			3,605,101
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,400,000
CDW LLC/CDW Finance Corp. 5% 9/1/23		1,460,000	1,467,300
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		670,000	502,500
			5,369,800
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19		1,760,000	1,746,800
7% 7/1/24		970,000	882,700
Infineon Technologies AG 1.5% 3/10/22 (Reg. S) (h)	EUR	4,400,000	4,898,216
Micron Technology, Inc.:
5.25% 8/1/23 (f)		3,265,000	3,342,544
5.875% 2/15/22		2,310,000	2,439,938
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,925,375
			15,235,573
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		4,615,000	4,730,375
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp. 8.875% 3/1/23 (f)		810,000	810,000
TOTAL INFORMATION TECHNOLOGY			64,045,653
MATERIALS - 1.4%
Chemicals - 0.2%
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,099,838
NOVA Chemicals Corp. 5% 5/1/25 (f)		3,420,000	3,612,375
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,254,375
OCP SA 5.625% 4/25/24 (f)		390,000	421,980
PSPC Escrow Corp. 6.5% 2/1/22 (f)		2,210,000	2,328,788
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,613,638
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,764,909
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20		$ 5,898,000	$ 6,451,580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,283,040
			39,830,523
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (f)		1,220,000	1,221,598
9.375% 10/12/22 (f)		710,000	809,826
CEMEX S.A.B. de CV:
6.125% 5/5/25 (f)		2,695,000	2,715,213
6.5% 12/10/19 (f)		4,195,000	4,409,994
CRH America, Inc. 6% 9/30/16		2,286,000	2,447,753
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	760,375
			12,364,759
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(m)		14,343,753	14,670,073
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2406% 12/15/19 (f)(m)		7,335,000	7,206,638
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,214,880
6.75% 1/31/21 (f)		595,000	600,950
7% 11/15/20 (f)		1,082,647	1,074,527
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)		1,435,000	1,449,350
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,973,450
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (f)		1,960,000	2,033,500
5.375% 1/15/25 (f)		1,960,000	2,045,750
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)		6,885,000	7,125,975
			45,395,093
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	10,827,384
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	675,500
Compania Minera Ares SAC 7.75% 1/23/21 (f)		500,000	515,625
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	12,092,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.25% 7/17/42 (f)		$ 2,453,000	$ 2,389,158
4.875% 11/4/44 (f)		10,078,000	10,713,337
5.625% 10/18/43 (f)		9,395,000	11,004,927
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,030,000	1,659,018
9.5% 4/24/18 (Reg. S)		2,500,000	2,412,500
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		1,597,000	1,117,900
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		5,075,000	4,719,750
7.25% 5/15/22 (f)		3,745,000	3,459,444
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (f)		2,625,000	2,195,156
8.25% 11/1/19 (f)		4,340,000	4,101,300
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,633,903
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,505,000	1,354,500
4.875% 10/7/20 (Reg. S)		200,000	180,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (f)		675,000	680,063
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		11,105,000	9,689,113
Lundin Mining Corp.:
7.5% 11/1/20 (f)		3,780,000	3,883,950
7.875% 11/1/22 (f)		5,840,000	6,044,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	70,040
10.25% 5/20/15 (Reg. S)		100,000	60,000
10.5% 11/28/17 (f)		3,050,000	1,190,110
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,350,000	2,279,500
9.5% 12/5/20 (f)		4,900,000	4,863,250
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	4,781,700
Nord Gold NV 6.375% 5/7/18 (f)		1,460,000	1,351,551
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,910,000	2,550,615
5.625% 4/29/20 (Reg. S)		200,000	175,300
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,278,256
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	945,813
11.25% 10/15/18		2,072,000	2,175,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		$ 1,600,000	$ 1,576,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	557,825
7.5% 7/27/35		910,000	1,026,107
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,660,000	1,701,500
6.125% 8/15/19		2,683,000	2,877,518
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,663,520
6.25% 1/11/16		5,000,000	5,185,500
6.25% 1/23/17		5,581,000	5,936,286
6.875% 11/21/36		640,000	637,120
Vedanta Resources PLC 6.75% 6/7/16 (f)		1,040,000	1,029,600
			164,262,341
Paper & Forest Products - 0.0%
Mercer International, Inc. 7% 12/1/19 (f)		915,000	953,888
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
			953,888
TOTAL MATERIALS			262,806,604
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,930,275
6.625% 2/15/23 (f)		2,780,000	2,894,675
7.875% 12/15/19 (f)		2,092,000	2,222,750
Altice Finco SA:
7.625% 2/15/25 (f)		2,720,000	2,823,387
8.125% 1/15/24 (f)		1,000,000	1,059,400
9.875% 12/15/20 (f)		6,135,000	6,825,188
AT&T, Inc.:
4.8% 6/15/44		15,000,000	15,188,760
6.3% 1/15/38		16,665,000	19,723,244
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	53,664
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,025,460
6% 4/1/17		2,432,000	2,602,240
6.15% 9/15/19		6,992,000	7,638,760
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16		$ 8,346,000	$ 8,923,510
7.995% 6/1/36		4,717,000	5,518,890
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,520,000	4,700,800
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		975,000	1,023,750
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,500,875
Level 3 Financing, Inc. 5.375% 8/15/22		9,455,000	9,782,994
Sprint Capital Corp.:
6.875% 11/15/28		14,005,000	13,164,700
8.75% 3/15/32		3,305,000	3,490,906
TDC A/S 3.5% 2/26/3015(Reg. S) (m)	EUR	1,550,000	1,757,389
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,952,752
2.625% 2/21/20 (f)		21,379,000	21,569,701
4.5% 9/15/20		36,000,000	39,593,592
5.012% 8/21/54 (f)		55,038,000	57,497,263
6.25% 4/1/37		2,348,000	2,949,767
6.4% 9/15/33		10,915,000	13,838,670
6.55% 9/15/43		54,849,000	72,173,166
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)		6,530,000	6,595,300
7.375% 4/23/21 (f)		6,110,000	6,369,675
			356,391,503
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,236,114
3.125% 7/16/22		9,218,000	9,403,282
3.625% 3/30/15		731,000	732,535
Digicel Group Ltd.:
6% 4/15/21 (f)		6,500,000	6,451,250
6.75% 3/1/23 (f)		2,795,000	2,818,758
7% 2/15/20 (f)		665,000	681,625
7.125% 4/1/22 (f)		1,885,000	1,795,463
8.25% 9/1/17 (f)		7,715,000	7,907,875
8.25% 9/30/20 (f)		9,040,000	9,143,960
8.25% 9/30/20 (Reg. S)		625,000	632,188
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	2,500,000	4,182,050
Millicom International Cellular SA 4.75% 5/22/20 (f)		650,000	633,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,680,000	2,713,500
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,522,125
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Corp.:
7.625% 2/15/25		$ 5,395,000	$ 5,448,950
7.875% 9/15/23		8,025,000	8,285,813
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,927,600
6% 3/1/23		4,060,000	4,234,621
6.375% 3/1/25		9,470,000	9,896,150
6.464% 4/28/19		1,520,000	1,577,000
6.5% 1/15/24		2,230,000	2,358,225
6.625% 4/1/23		4,145,000	4,388,519
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	489,600
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		2,946,000	3,052,793
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	653,536
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		4,060,000	3,660,171
			114,827,453
TOTAL TELECOMMUNICATION SERVICES			471,218,956
UTILITIES - 3.2%
Electric Utilities - 1.7%
Aguila 3 SA 7.875% 1/31/18 (f)		5,845,000	5,918,063
AmerenUE 6.4% 6/15/17		2,491,000	2,761,605
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,237,485
2.95% 12/15/22		4,935,000	4,948,838
American Transmission Systems, Inc. 5% 9/1/44 (f)		5,276,000	6,046,132
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,364,340
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,916,315
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,781,204
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		29,344,000	34,476,119
6.4% 9/15/20 (f)		25,897,000	30,696,621
Edison International 3.75% 9/15/17		6,674,000	7,068,287
Eversource Energy:
1.45% 5/1/18		3,325,000	3,294,187
2.8% 5/1/23		15,104,000	14,893,209
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18		$ 29,302,000	$ 29,866,972
4.25% 3/15/23		31,243,000	32,895,192
7.375% 11/15/31		24,589,000	31,374,039
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,437,210
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,428,578
3.75% 11/15/20		1,450,000	1,521,014
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,349,152
Nevada Power Co. 6.5% 5/15/18		790,000	906,496
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,722,026	10,475,483
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,117,008
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	847,181
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,117,540
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,408,622
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,333,745
RJS Power Holdings LLC 5.125% 7/15/19 (f)		8,575,000	8,446,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,641,450
5.15% 3/15/20		3,761,000	4,202,767
			316,771,229
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	954,385
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	477,265
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,827,425
			5,259,075
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. 9% 11/15/18		7,945,000	8,262,800
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,847,300
5.75% 1/15/25		910,000	928,200
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,045,000
7.25% 10/15/21		15,590,000	16,369,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		6,850,000	7,166,813
7.375% 11/1/22 (f)		8,135,000	8,612,931
7.625% 11/1/24 (f)		9,525,000	10,108,406
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		$ 450,000	$ 479,250
NRG Energy, Inc.:
6.25% 7/15/22		5,395,000	5,624,288
6.25% 5/1/24		7,240,000	7,384,800
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		900,000	936,000
The AES Corp.:
4.875% 5/15/23		3,775,000	3,699,500
7.375% 7/1/21		2,545,000	2,844,038
			94,308,826
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5566% 9/30/66 (m)		35,229,000	32,752,613
7.5% 6/30/66 (m)		10,345,000	10,705,006
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,772,465
2% 11/15/18		12,172,000	12,302,959
National Grid PLC 6.3% 8/1/16		1,589,000	1,714,958
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,348,004
5.25% 9/15/17		2,156,000	2,356,482
5.25% 2/15/43		12,739,000	15,281,692
5.45% 9/15/20		11,473,000	13,132,524
5.8% 2/1/42		6,336,000	7,922,889
5.95% 6/15/41		11,832,000	15,195,199
6.4% 3/15/18		3,084,000	3,512,065
6.8% 1/15/19		6,774,000	7,976,195
PG&E Corp. 2.4% 3/1/19		1,683,000	1,695,599
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,503,267
6.5% 12/15/20		5,125,000	6,133,892
Sempra Energy:
2.3% 4/1/17		14,116,000	14,410,799
2.875% 10/1/22		5,760,000	5,770,028
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	3,002,379
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,879,107
			197,368,122
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	3,500,000	$ 5,862,446
TOTAL UTILITIES			619,569,698
TOTAL NONCONVERTIBLE BONDS (Cost $6,988,590,001)			7,253,689,479
U.S. Government and Government Agency Obligations - 30.0%

U.S. Treasury Inflation-Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		200,000,000	204,032,144
1.375% 2/15/44		133,476,250	158,640,589
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	163,815,647
0.25% 1/15/25		75,000,000	75,034,356
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			601,522,736
U.S. Treasury Obligations - 26.9%
U.S. Treasury Bonds:
2.5% 2/15/45		28,590,000	28,027,120
3% 11/15/44		72,677,000	78,826,128
3.125% 8/15/44		50,869,000	56,373,178
3.375% 5/15/44		99,141,000	114,902,833
3.625% 8/15/43		88,210,000	106,754,741
3.625% 2/15/44		132,086,000	159,906,614
4.375% 2/15/38		430,000	570,321
U.S. Treasury Notes:
0.375% 10/31/16		2,590,000	2,583,525
0.5% 11/30/16 (j)		4,100,000	4,097,118
0.5% 1/31/17		14,650,000	14,620,246
0.75% 2/28/18		178,380,000	176,902,835
0.875% 5/15/17		125,000,000	125,439,500
0.875% 8/15/17		433,730,000	434,068,743
0.875% 10/15/17		444,632,000	444,284,742
0.875% 11/15/17		161,240,000	160,962,828
0.875% 1/31/18		192,574,000	191,911,931
0.875% 7/31/19		5,000	4,883
1% 12/15/17		475,286,000	475,880,108
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 2/15/18		$ 250,000,000	$ 249,980,500
1% 5/31/18		123,485,000	123,021,931
1.25% 10/31/18		786,376,000	786,559,914
1.25% 11/30/18		1,470,000	1,469,196
1.25% 1/31/20		8,700,000	8,596,009
1.375% 6/30/18 (k)		3,530,000	3,557,576
1.375% 7/31/18		252,602,000	254,338,639
1.375% 9/30/18		203,561,000	204,642,316
1.5% 12/31/18		62,525,000	63,018,385
1.625% 6/30/19		216,610,000	218,640,719
1.625% 12/31/19		60,000,000	60,365,640
2.25% 3/31/21		306,915,000	316,194,268
2.25% 7/31/21		146,640,000	150,924,674
2.25% 11/15/24		50,619,000	51,722,342
2.375% 8/15/24		106,723,000	110,208,146
TOTAL U.S. TREASURY OBLIGATIONS			5,179,357,649
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,656,600,323)			5,780,880,385
U.S. Government Agency - Mortgage Securities - 12.7%

Fannie Mae - 6.6%
1.75% 10/1/34 (m)		4,121	4,276
1.85% 10/1/33 (m)		3,925	4,110
1.88% 1/1/35 (m)		5,486	5,761
1.88% 1/1/35 (m)		323,836	337,863
1.885% 2/1/33 (m)		2,112	2,200
1.91% 12/1/34 (m)		65,577	68,933
1.91% 3/1/35 (m)		40,892	42,716
1.93% 10/1/33 (m)		22,620	23,624
1.94% 7/1/35 (m)		20,811	21,777
2.05% 3/1/35 (m)		5,264	5,437
2.053% 6/1/36 (m)		168,735	180,611
2.057% 1/1/35 (m)		220,541	232,219
2.06% 10/1/33 (m)		502,529	533,718
2.07% 4/1/37 (m)		122,573	130,200
2.094% 5/1/36 (m)		183,387	193,601
2.105% 7/1/34 (m)		36,351	38,556
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.115% 12/1/34 (m)		$ 13,983	$ 14,738
2.141% 9/1/36 (m)		79,734	85,366
2.142% 9/1/36 (m)		103,242	109,928
2.19% 3/1/37 (m)		25,716	27,309
2.22% 5/1/35 (m)		292,288	312,934
2.236% 3/1/33 (m)		114,752	121,238
2.27% 6/1/47 (m)		145,619	155,905
2.276% 11/1/36 (m)		114,190	121,768
2.31% 12/1/39 (m)		398,016	426,131
2.32% 7/1/35 (m)		131,450	139,823
2.333% 3/1/35 (m)		75,427	80,755
2.335% 9/1/35 (m)		129,474	138,640
2.372% 5/1/36 (m)		217,196	232,232
2.378% 2/1/36 (m)		452,349	482,803
2.389% 7/1/37 (m)		193,718	207,402
2.395% 6/1/36 (m)		448,396	480,070
2.421% 10/1/33 (m)		112,860	120,711
2.445% 12/1/35 (m)		309,418	330,732
2.445% 3/1/40 (m)		534,405	570,948
2.5% 5/1/27 to 8/1/43		21,659,458	21,557,818
2.5% 3/1/30 (h)		81,400,000	83,384,117
2.5% 3/1/30 (h)		3,800,000	3,892,625
2.53% 9/1/37 (m)		31,520	33,746
2.542% 6/1/42 (m)		391,148	404,564
2.573% 7/1/34 (m)		260,572	278,978
2.69% 2/1/42 (m)		2,295,011	2,386,648
2.763% 1/1/42 (m)		2,743,036	2,855,444
2.96% 11/1/40 (m)		237,623	249,838
2.976% 8/1/41 (m)		1,731,453	1,810,790
2.982% 9/1/41 (m)		256,652	268,329
3% 3/1/30 (h)		5,200,000	5,444,562
3% 3/1/30 (h)		5,200,000	5,444,562
3% 4/1/42 to 9/1/43		139,271,849	142,340,886
3.059% 10/1/41 (m)		133,270	139,420
3.163% 3/1/42 (m)		10,736,379	11,274,932
3.235% 7/1/41 (m)		421,843	443,631
3.318% 10/1/41 (m)		209,294	220,259
3.36% 9/1/41 (m)		402,650	431,092
3.466% 12/1/40 (m)		19,808,033	21,027,705
3.5% 9/1/25 to 7/1/44		376,081,736	396,381,994
3.5% 3/1/30 (h)		3,500,000	3,710,658
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.5% 3/1/45 (h)		$ 21,100,000	$ 22,112,140
3.5% 3/1/45 (h)		19,300,000	20,225,796
3.563% 7/1/41 (m)		419,084	442,095
4% 9/1/24 to 1/1/45		228,522,551	245,796,582
4% 1/1/41		110,671	118,586
4% 3/1/45 (h)		7,600,000	8,124,281
4.5% 2/1/33 to 10/1/44		136,560,379	149,252,011
4.5% 3/1/45 (h)		14,800,000	16,083,705
5% 3/1/18 to 10/1/41		4,249,060	4,591,273
5.204% 7/1/37 (m)		38,772	41,654
5.5% 12/1/17 to 6/1/40		39,438,194	44,219,168
5.565% 8/1/46 (m)		35,958	38,497
6% 2/1/17 to 1/1/42		24,199,444	27,625,807
6.5% 5/1/15 to 4/1/37		9,679,927	11,189,808
7% 12/1/15 to 7/1/37		1,934,820	2,249,708
7.5% 1/1/16 to 2/1/32		798,827	945,019
8% 12/1/17 to 3/1/37		15,628	18,836
8.5% 9/1/15 to 7/1/31		6,149	7,285
9.5% 4/1/16 to 9/1/21		23,407	25,829
TOTAL FANNIE MAE			1,263,075,713
Freddie Mac - 2.3%
1.5% 8/1/37 (m)		36,944	38,137
1.82% 3/1/35 (m)		111,303	115,763
1.825% 3/1/37 (m)		35,718	37,371
1.852% 1/1/36 (m)		94,801	100,057
1.909% 3/1/36 (m)		224,502	237,087
1.981% 12/1/35 (m)		274,445	289,806
2.022% 2/1/37 (m)		186,231	197,197
2.05% 6/1/37 (m)		30,640	32,242
2.055% 11/1/35 (m)		234,244	249,479
2.083% 3/1/36 (m)		286,291	301,787
2.095% 8/1/37 (m)		93,898	100,319
2.121% 5/1/37 (m)		75,336	80,578
2.16% 6/1/33 (m)		272,714	290,892
2.314% 10/1/35 (m)		157,359	166,624
2.333% 4/1/37 (m)		95,308	102,040
2.346% 10/1/36 (m)		391,813	419,247
2.364% 4/1/36 (m)		266,374	285,191
2.375% 5/1/37 (m)		71,938	77,020
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
2.385% 6/1/37 (m)		$ 32,366	$ 34,658
2.404% 6/1/33 (m)		842,421	899,980
2.405% 10/1/42 (m)		4,166,917	4,387,013
2.415% 6/1/37 (m)		279,063	298,820
2.42% 6/1/36 (m)		70,489	75,468
2.448% 6/1/37 (m)		58,638	62,431
2.538% 3/1/35 (m)		1,237,423	1,324,833
2.545% 7/1/36 (m)		98,535	105,495
2.595% 4/1/37 (m)		8,560	9,166
2.723% 3/1/33 (m)		6,498	6,957
2.757% 12/1/36 (m)		318,782	341,301
3% 8/1/42 to 7/1/43		45,436,805	46,462,625
3.078% 9/1/41 (m)		2,397,582	2,503,914
3.136% 10/1/35 (m)		204,243	218,702
3.227% 9/1/41 (m)		263,838	277,042
3.242% 4/1/41 (m)		258,678	271,266
3.298% 6/1/41 (m)		318,582	334,354
3.299% 7/1/41 (m)		1,257,732	1,322,214
3.409% 12/1/40 (m)		9,395,966	9,911,020
3.468% 5/1/41 (m)		294,618	311,001
3.5% 4/1/42 to 2/1/44 (l)		132,870,680	139,514,159
3.5% 3/1/45 (h)		100,000	104,641
3.626% 6/1/41 (m)		434,069	458,110
3.71% 5/1/41 (m)		346,817	364,837
4% 6/1/33 (h)		5,203,513	5,627,721
4% 4/1/40 to 8/1/44		97,351,648	104,954,240
4.5% 6/1/25 to 8/1/44		54,324,174	59,481,137
5% 6/1/20 to 7/1/41		29,369,214	32,698,330
5.149% 4/1/38 (m)		385,082	413,708
5.5% 10/1/17 to 3/1/41		17,956,209	20,128,323
6% 7/1/16 to 12/1/37		4,691,502	5,332,042
6.5% 7/1/15 to 9/1/39		6,618,530	7,571,147
7% 6/1/21 to 9/1/36		1,825,897	2,129,576
7.5% 3/1/15 to 6/1/32		37,473	43,458
8% 7/1/16 to 1/1/37		55,629	67,238
8.5% 2/1/19 to 1/1/28		52,629	62,616
9% 5/1/17 to 10/1/20		255	272
9.5% 5/1/21 to 7/1/21		667	735
10% 11/15/18 to 8/1/21		269	297
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
11% 11/1/15 to 9/1/20		$ 574	$ 592
12.5% 6/1/19		3	3
TOTAL FREDDIE MAC			451,232,279
Ginnie Mae - 3.8%
3% 6/20/42 to 2/20/45		54,651,053	56,210,572
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		50,000,000	51,316,405
3% 3/1/45 (h)		3,300,000	3,386,883
3% 3/1/45 (h)		700,000	718,430
3% 3/1/45 (h)		5,500,000	5,644,805
3.5% 11/15/40 to 2/20/45		116,623,411	122,719,736
3.5% 3/1/45 (h)		14,600,000	15,312,890
3.5% 3/1/45 (h)		16,200,000	16,991,015
3.5% 3/1/45 (h)		29,700,000	31,150,195
3.5% 3/1/45 (h)		7,000,000	7,341,797
3.5% 4/1/45 (h)		35,600,000	37,247,892
4% 5/20/33 to 8/15/43		74,938,036	80,698,799
4% 3/1/45 (h)		46,400,000	49,347,124
4% 3/1/45 (h)		16,300,000	17,335,304
4% 3/1/45 (h)		16,300,000	17,335,304
4% 4/1/45 (h)		30,100,000	31,973,021
4.39% 6/20/63 (q)		3,544,529	3,888,760
4.5% 6/20/33 to 8/15/41		104,794,089	115,320,624
4.505% 2/20/63 (q)		3,408,841	3,734,528
5% 12/15/32 to 9/15/41		40,954,271	46,044,845
5.5% 4/15/29 to 9/15/39		7,007,977	8,009,832
6% 10/15/30 to 11/15/39		1,018,979	1,161,421
6.5% 3/20/31 to 10/15/38		503,769	587,690
7% 10/15/22 to 3/15/33		1,668,529	1,965,255
7.5% 1/15/17 to 9/15/31		776,422	910,641
8% 4/15/17 to 11/15/29		271,329	316,574
8.5% 10/15/21 to 1/15/31		43,620	52,588
9% 8/15/19 to 1/15/23		2,713	3,053
9.5% 12/15/20 to 2/15/25		1,172	1,329
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18		$ 3,638	$ 3,917
11% 8/20/15 to 9/20/19		1,225	1,388
TOTAL GINNIE MAE			736,995,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,421,475,958)			2,451,303,891
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (m)		664,344	575,602
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (m)		311,196	305,662
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (f)(m)		3,569,924	2,150,879
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,672,239
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.918% 6/17/31 (f)(m)		551,000	531,495
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)		147,000	154,005
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)		406,000	430,976
Series 2015-SFR1 Class E, 5.639% 4/17/45 (f)		231,000	231,446
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (m)		51,805	47,778
Series 2004-R2 Class M3, 0.9933% 4/25/34 (m)		89,819	62,216
Series 2005-R2 Class M1, 0.621% 4/25/35 (m)		172,679	172,527
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (m)		47,932	44,533
Series 2004-W11 Class M2, 1.221% 11/25/34 (m)		561,149	542,012
Series 2004-W7 Class M1, 0.9933% 5/25/34 (m)		1,542,998	1,473,306
Series 2006-W4 Class A2C, 0.331% 5/25/36 (m)		1,174,999	407,354
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (m)		1,791,666	1,637,879
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (m)		26,139	3,000
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,579,709
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (f)		13,365	13,365
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (m)		1,802,588	1,201,639
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		$ 426,010	$ 426,368
Class B, 2.75% 11/15/18 (f)		6,690,000	6,755,616
Series 2013-2A Class A, 1.75% 11/15/17 (f)		4,183,610	4,191,943
Colony American Homes Series 2014-2A Class A, 1.118% 7/17/31 (f)(m)		8,850,526	8,701,816
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	2,840
Series 2004-3 Class M4, 1.626% 4/25/34 (m)		74,848	61,485
Series 2004-4 Class M2, 0.966% 6/25/34 (m)		114,400	103,086
Series 2004-7 Class AF5, 5.868% 1/25/35		3,635,890	3,737,523
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		392,598	383,819
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (m)		38,916	36,344
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (m)		290,872	257,533
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (m)		14,099	13,234
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,124,924
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (m)		948,695	780,750
Class M4, 1.1883% 1/25/35 (m)		347,133	228,240
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (f)(m)		1,641,762	1,410,746
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (f)(m)		42,728	41,124
Series 2006-2A:
Class A, 0.353% 11/15/34 (f)(m)		1,062,005	1,013,154
Class B, 0.453% 11/15/34 (f)(m)		383,628	355,144
Class C, 0.553% 11/15/34 (f)(m)		637,574	561,972
Class D, 0.923% 11/15/34 (f)(m)		242,107	210,253
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	8,869
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (m)		285,126	268,317
Series 2003-3 Class M1, 1.461% 8/25/33 (m)		489,195	471,213
Series 2003-5 Class A2, 0.871% 12/25/33 (m)		32,929	31,328
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (m)		1,522,035	977,313
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(m)		$ 590,000	$ 585,965
Series 2014-SFR1:
Class A, 1.168% 6/17/31 (f)(m)		26,000,000	25,666,776
Class F, 3.918% 6/17/31 (f)(m)		557,000	554,818
Series 2014-SFR3 Class E, 4.668% 12/17/31 (f)(m)		206,000	210,874
Series 2014-SRF2 Class F, 4.168% 9/17/31 (f)(m)		335,000	336,376
Series 2015-SRF1:
Class B, 2.0163% 3/17/32 (f)(m)		8,000,000	8,045,589
Class E, 4.3663% 3/17/32 (f)(m)		624,000	634,972
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (m)		196,411	86,457
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		15,803,154	16,012,856
Class AV4, 0.2983% 11/25/36 (m)		729,482	722,528
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (m)		195,966	195,184
Series 2006-A Class 2C, 1.4046% 3/27/42 (m)		3,243,000	570,888
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.331% 11/25/36 (m)		4,746,668	2,033,773
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.601% 5/25/46 (f)(m)		250,000	231,875
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (m)		403,290	4,041
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (m)		124,444	90,948
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (m)		401,503	361,946
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (m)		508,886	472,503
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (m)		1,870,708	1,787,019
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A2, 0.461% 2/25/47 (f)(m)		57,046	56,515
Class H, 1.641% 2/25/47 (f)(m)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (m)		57,368	52,661
Series 2004-NC6 Class M3, 2.3433% 7/25/34 (m)		17,377	14,967
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (m)		19,780	16,878
Series 2005-NC1 Class M1, 0.831% 1/25/35 (m)		345,245	323,372
Series 2005-NC2 Class B1, 1.926% 3/25/35 (m)		243,844	5,602
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (m)		1,426,957	1,272,531
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (m)		$ 532,896	$ 499,685
Class M4, 2.3433% 9/25/34 (m)		683,353	412,985
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (m)		1,475,804	1,307,189
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.121% 9/25/46 (f)(m)		250,000	63,125
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (m)		5,108	4,672
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,028,981
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (m)		874,507	794,097
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.168% 9/17/31 (f)(m)		2,987,505	2,941,871
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (m)		785,958	759,720
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (f)		13,463,386	13,499,368
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (f)		3,614,272	3,596,201
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (m)		45,364	39,086
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (m)		28,819	25,303
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (f)(m)		2,683,017	1,421,999
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (f)		965,596	959,830
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (f)		12,448,558	12,475,948
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (f)		12,952,555	12,953,993
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (f)(m)		400,000	385,480
Series 2006-1A:
Class H, 1.9046% 9/25/26 (f)(m)		177,182	174,967
Class K, 3.5046% 9/25/26 (f)(m)		250,000	242,575
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (f)(m)		1,789,540	1,803,788
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (f)(m)		$ 253,506	$ 249,070
Class D, 1.1115% 11/21/40 (f)(m)		305,000	246,440
TOTAL ASSET-BACKED SECURITIES (Cost $202,848,550)			212,839,988
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.7%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.3166% 1/26/37 (f)(m)		67,725	67,370
BCAP LLC Trust sequential payer Series 2013-RR3 Class 2A1, 2.2902% 2/26/37 (f)(m)		7,151,041	7,108,914
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (m)		1,231,222	1,196,735
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (f)		715,108	713,588
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (f)		8,582,851	8,443,380
Series 2014-8 Class 2A1, 3.45% 6/27/37 (f)(m)		14,541,185	14,707,809
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.0115% 10/26/37 (f)(m)		991,009	968,267
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 6/25/33 (m)		112,018	394
CSMC:
floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (f)(m)		14,680,000	13,605,277
Series 2014-3R Class 2A1, 0.8695% 5/27/37 (f)(m)		2,453,493	2,321,358
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (m)		622,132	621,418
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3544% 12/25/46 (f)(m)		910,000	1,013,830
Series 2010-K7 Class B, 5.4347% 4/25/20 (f)(m)		1,000,000	1,127,643
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		5,832	868
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (m)		205,017	202,762
Series 2006-1A Class C2, 1.3735% 12/20/54 (f)(m)		6,523,000	6,453,204
Series 2006-2 Class C1, 1.1135% 12/20/54 (m)		21,543,000	21,163,843
Series 2006-3 Class C2, 1.1735% 12/20/54 (m)		1,124,000	1,106,690
Series 2006-4:
Class C1, 0.9335% 12/20/54 (m)		2,767,000	2,691,461
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4: - continued
Class M1, 0.5135% 12/20/54 (m)		$ 1,190,000	$ 1,158,465
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (m)		2,234,000	2,153,799
Class 1M1, 0.4735% 12/20/54 (m)		1,493,000	1,448,210
Class 2C1, 1.0335% 12/20/54 (m)		1,015,000	992,873
Class 2M1, 0.6735% 12/20/54 (m)		1,917,000	1,878,085
Series 2007-2 Class 2C1, 1.033% 12/17/54 (m)		2,654,000	2,595,877
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (m)		430,241	447,412
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0065% 3/25/37 (m)		1,308,484	1,261,687
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (m)		1,393,566	1,194,983
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (m)		1,493,927	1,397,692
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (m)		3,860,816	3,532,635
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		142,052	146,926
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (f)		9,772,499	9,778,549
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (m)		1,218,752	1,149,642
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (f)(m)		464,399	432,435
Class B6, 3.0163% 6/10/35 (f)(m)		103,544	95,973
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (m)		24,763	24,288
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (m)		205,243	205,065
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.616% 1/25/35 (m)		3,511,106	3,545,963
Series 2005-AR10 Class 2A15, 2.6141% 6/25/35 (m)		17,773,994	18,060,778
Series 2005-AR2 Class 1A2, 2.6147% 3/25/35 (m)		2,125,924	1,962,995
TOTAL PRIVATE SPONSOR			136,979,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.971% 2/25/32 (m)		$ 39,424	$ 40,055
Series 2002-39 Class FD, 1.173% 3/18/32 (m)		61,021	62,343
Series 2002-60 Class FV, 1.171% 4/25/32 (m)		79,731	81,648
Series 2002-63 Class FN, 1.171% 10/25/32 (m)		109,732	112,307
Series 2002-7 Class FC, 0.921% 1/25/32 (m)		42,002	42,987
Series 2002-94 Class FB, 0.571% 1/25/18 (m)		66,389	66,599
Series 2003-118 Class S, 7.929% 12/25/33 (m)(n)(p)		1,310,293	305,237
Series 2006-104 Class GI, 6.509% 11/25/36 (m)(n)(p)		938,560	210,451
Series 2006-33 Class CF, 0.471% 5/25/36 (m)		823,582	826,244
Series 2007-57 Class FA, 0.401% 6/25/37 (m)		1,011,830	1,011,996
Series 2008-76 Class EF, 0.671% 9/25/23 (m)		596,690	598,700
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		61,487	67,782
Series 1993-207 Class H, 6.5% 11/25/23		754,527	847,806
Series 1994-23 Class PZ, 6% 2/25/24		2,062,835	2,284,906
Series 1996-28 Class PK, 6.5% 7/25/25		243,905	274,098
Series 1999-17 Class PG, 6% 4/25/29		659,682	725,645
Series 1999-32 Class PL, 6% 7/25/29		591,125	651,750
Series 1999-33 Class PK, 6% 7/25/29		337,497	372,870
Series 2001-52 Class YZ, 6.5% 10/25/31		41,490	47,037
Series 2002-9 Class PC, 6% 3/25/17		43,927	45,627
Series 2003-28 Class KG, 5.5% 4/25/23		455,128	498,561
Series 2004-21 Class QE, 4.5% 11/25/32		86,216	89,081
Series 2005-102 Class CO, 11/25/35 (o)		350,552	318,746
Series 2005-73 Class SA, 17.1054% 8/25/35 (m)(p)		179,107	223,387
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	500,464
Series 2006-105 Class MD, 5.5% 6/25/35		615,408	631,734
Series 2006-12 Class BO, 10/25/35 (o)		1,510,990	1,428,360
Series 2006-37 Class OW, 5/25/36 (o)		202,761	180,983
Series 2006-45 Class OP, 6/25/36 (o)		474,833	418,338
Series 2006-62 Class KP, 4/25/36 (o)		668,377	587,646
Series 2011-117 Class PF, 0.521% 7/25/39 (m)		3,075,918	3,092,876
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		132,177	155,454
Series 1999-25 Class Z, 6% 6/25/29		501,595	568,691
Series 2001-20 Class Z, 6% 5/25/31		648,381	714,991
Series 2001-31 Class ZC, 6.5% 7/25/31		345,344	399,485
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2002-16 Class ZD, 6.5% 4/25/32		$ 176,772	$ 206,711
Series 2002-74 Class SV, 7.379% 11/25/32 (m)(n)		779,915	148,750
Series 2002-79 Class Z, 5.5% 11/25/22		916,348	1,025,039
Series 2010-50 Class FA, 0.521% 1/25/24 (m)		63,072	63,079
Series 2012-67 Class AI, 4.5% 7/25/27 (n)		4,749,945	668,105
Series 06-116 Class SG, 6.469% 12/25/36 (m)(n)(p)		638,781	114,738
Series 07-40 Class SE, 6.269% 5/25/37 (m)(n)(p)		411,411	62,671
Series 1993-165 Class SH, 19.3161% 9/25/23 (m)(p)		30,193	40,830
Series 2003-21 Class SK, 7.929% 3/25/33 (m)(n)(p)		116,110	30,564
Series 2003-35 Class TQ, 7.329% 5/25/18 (m)(n)(p)		66,097	4,965
Series 2005-72 Class ZC, 5.5% 8/25/35		3,688,276	4,146,769
Series 2007-57 Class SA, 39.594% 6/25/37 (m)(p)		302,894	591,852
Series 2007-66:
Class FB, 0.571% 7/25/37 (m)		1,222,097	1,231,599
Class SA, 38.574% 7/25/37 (m)(p)		459,088	873,494
Class SB, 38.574% 7/25/37 (m)(p)		203,683	384,277
Series 2008-12 Class SG, 6.179% 3/25/38 (m)(n)(p)		2,778,774	444,699
Series 2009-114 Class AI, 5% 12/25/23 (n)		617,222	30,974
Series 2009-16 Class SA, 6.079% 3/25/24 (m)(n)(p)		425,415	20,216
Series 2009-76 Class MI, 5.5% 9/25/24 (n)		302,900	17,128
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		300,370	23,440
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		447,814	35,817
Series 2010-112 Class SG, 6.189% 6/25/21 (m)(n)(p)		417,755	33,446
Series 2010-12 Class AI, 5% 12/25/18 (n)		1,221,878	73,851
Series 2010-135 Class LS, 5.879% 12/25/40 (m)(n)(p)		2,458,394	405,527
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,477,209	360,434
Series 2010-17 Class DI, 4.5% 6/25/21 (n)		306,051	18,873
Series 2010-23:
Class AI, 5% 12/25/18 (n)		526,388	30,416
Class HI, 4.5% 10/25/18 (n)		344,485	18,544
Series 2010-29 Class LI, 4.5% 6/25/19 (n)		1,109,226	55,475
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		966,812	70,353
Series 2011-39 Class ZA, 6% 11/25/32		1,632,396	1,824,950
Series 2011-67 Class AI, 4% 7/25/26 (n)		764,603	91,667
Series 2011-83 Class DI, 6% 9/25/26 (n)		1,270,909	178,384
Series 2013-N1 Class A, 6.549% 6/25/35 (m)(n)(p)		1,892,431	348,691
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (n)		$ 193,330	$ 11,212
Class 5, 5.5% 7/25/33 (n)		372,621	66,214
Series 343 Class 16, 5.5% 5/25/34 (n)		299,632	55,985
Series 348 Class 14, 6.5% 8/25/34 (m)(n)		211,311	41,944
Series 351:
Class 12, 5.5% 4/25/34 (m)(n)		145,419	28,723
Class 13, 6% 3/25/34 (n)		195,346	40,550
Series 359 Class 19, 6% 7/25/35 (m)(n)		140,912	29,924
Series 384 Class 6, 5% 7/25/37 (n)		1,827,915	279,320
Freddie Mac:
floater:
Series 2412 Class FK, 0.972% 1/15/32 (m)		31,599	32,084
Series 2423 Class FA, 1.072% 3/15/32 (m)		45,243	46,136
Series 2424 Class FM, 1.172% 3/15/32 (m)		56,908	58,243
Series 2432:
Class FE, 1.072% 6/15/31 (m)		78,902	80,496
Class FG, 1.072% 3/15/32 (m)		27,333	27,862
floater planned amortization class Series 3153 Class FX, 0.522% 5/15/36 (m)		1,663,940	1,670,865
floater target amortization class Series 3366 Class FD, 0.422% 5/15/37 (m)		1,975,285	1,974,087
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (o)		1,212,703	1,129,940
Series 2095 Class PE, 6% 11/15/28		704,088	778,889
Series 2101 Class PD, 6% 11/15/28		63,885	70,345
Series 2121 Class MG, 6% 2/15/29		291,064	320,973
Series 2131 Class BG, 6% 3/15/29		1,951,143	2,157,087
Series 2137 Class PG, 6% 3/15/29		309,188	341,152
Series 2154 Class PT, 6% 5/15/29		468,077	515,938
Series 2162 Class PH, 6% 6/15/29		121,994	134,097
Series 2425 Class JH, 6% 3/15/17		65,583	68,317
Series 2520 Class BE, 6% 11/15/32		647,432	714,630
Series 2585 Class KS, 7.428% 3/15/23 (m)(n)(p)		47,692	7,424
Series 2693 Class MD, 5.5% 10/15/33		7,577,495	8,538,698
Series 2802 Class OB, 6% 5/15/34		1,390,059	1,551,181
Series 2937 Class KC, 4.5% 2/15/20		1,905,943	2,006,227
Series 2962 Class BE, 4.5% 4/15/20		1,865,949	1,976,977
Series 3002 Class NE, 5% 7/15/35		1,763,898	1,955,111
Series 3110 Class OP, 9/15/35 (o)		877,529	845,513
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 3119 Class PO, 2/15/36 (o)		$ 1,319,288	$ 1,151,747
Series 3121 Class KO, 3/15/36 (o)		286,415	251,145
Series 3123 Class LO, 3/15/36 (o)		809,174	706,650
Series 3145 Class GO, 4/15/36 (o)		764,038	716,151
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,736,231
Series 3225 Class EO, 10/15/36 (o)		506,587	444,068
Series 3258 Class PM, 5.5% 12/15/36		783,952	882,761
Series 3415 Class PC, 5% 12/15/37		745,397	803,395
Series 3786 Class HI, 4% 3/15/38 (n)		2,144,871	272,387
Series 3806 Class UP, 4.5% 2/15/41		4,039,225	4,385,836
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,741,936
sequential payer:
Series 2135 Class JE, 6% 3/15/29		134,882	148,658
Series 2274 Class ZM, 6.5% 1/15/31		144,455	166,693
Series 2281 Class ZB, 6% 3/15/30		372,347	408,799
Series 2303 Class ZV, 6% 4/15/31		160,569	177,563
Series 2357 Class ZB, 6.5% 9/15/31		1,116,559	1,303,019
Series 2502 Class ZC, 6% 9/15/32		340,945	378,112
Series 2519 Class ZD, 5.5% 11/15/32		632,237	690,356
Series 2546 Class MJ, 5.5% 3/15/23		293,355	315,380
Series 2601 Class TB, 5.5% 4/15/23		135,929	151,557
Series 2998 Class LY, 5.5% 7/15/25		366,072	403,241
Series 4302 Class DA, 3% 7/15/39		20,542,258	21,203,945
Series 06-3115 Class SM, 6.428% 2/15/36 (m)(n)(p)		534,962	84,747
Series 2013-4281 Class AI, 4% 12/15/28 (n)		8,461,207	952,113
Series 2844:
Class SC, 45.682% 8/15/24 (m)(p)		18,361	32,437
Class SD, 84.214% 8/15/24 (m)(p)		27,012	66,048
Series 2935 Class ZK, 5.5% 2/15/35		5,032,310	5,776,392
Series 2947 Class XZ, 6% 3/15/35		1,776,302	2,009,058
Series 3055 Class CS, 6.418% 10/15/35 (m)(n)		770,778	92,472
Series 3244 Class SG, 6.488% 11/15/36 (m)(n)(p)		1,702,540	313,525
Series 3274 Class SM, 6.258% 2/15/37 (m)(n)		901,708	114,902
Series 3284 Class CI, 5.948% 3/15/37 (m)(n)		4,099,671	747,256
Series 3287 Class SD, 6.578% 3/15/37 (m)(n)(p)		2,685,793	612,544
Series 3297 Class BI, 6.588% 4/15/37 (m)(n)(p)		3,793,001	745,382
Series 3336 Class LI, 6.408% 6/15/37 (m)(n)		1,440,644	199,569
Series 3772 Class BI, 4.5% 10/15/18 (n)		1,276,007	69,968
Series 3949 Class MK, 4.5% 10/15/34		1,368,895	1,485,834
Series 4181 Class LA, 3% 3/15/37		3,675,341	3,807,446
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
target amortization class Series 2156 Class TC, 6.25% 5/15/29		$ 409,053	$ 451,418
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.072% 2/15/24 (m)		158,242	160,329
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		310,598	342,536
Series 2056 Class Z, 6% 5/15/28		542,408	598,319
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (m)(n)(p)		738,795	125,274
Series 2010-H03 Class FA, 0.7188% 3/20/60 (m)(q)		7,538,557	7,558,255
Series 2010-H17 Class FA, 0.4988% 7/20/60 (m)(q)		836,562	832,667
Series 2010-H18 Class AF, 0.4583% 9/20/60 (m)(q)		967,234	961,253
Series 2010-H19 Class FG, 0.4583% 8/20/60 (m)(q)		1,209,586	1,202,242
Series 2010-H27 Series FA, 0.5383% 12/20/60 (m)(q)		1,979,918	1,974,084
Series 2011-H05 Class FA, 0.6583% 12/20/60 (m)(q)		3,217,617	3,223,409
Series 2011-H07 Class FA, 0.6675% 2/20/61 (m)(q)		5,945,977	5,955,770
Series 2011-H12 Class FA, 0.6575% 2/20/61 (m)(q)		8,117,654	8,128,370
Series 2011-H13 Class FA, 0.6583% 4/20/61 (m)(q)		3,109,657	3,115,192
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (m)(q)		3,583,835	3,591,211
Class FC, 0.6583% 5/20/61 (m)(q)		3,305,643	3,311,950
Series 2011-H17 Class FA, 0.6883% 6/20/61 (m)(q)		4,361,473	4,373,415
Series 2011-H21 Class FA, 0.7583% 10/20/61 (m)(q)		8,429,955	8,476,960
Series 2012-H01 Class FA, 0.8583% 11/20/61 (m)(q)		4,068,894	4,109,103
Series 2012-H03 Class FA, 0.8583% 1/20/62 (m)(q)		2,555,562	2,580,724
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.7883% 1/20/62 (m)(q)		$ 3,937,701	$ 3,965,056
Series 2012-H07 Class FA, 0.7883% 3/20/62 (m)(q)		2,393,802	2,414,873
Series 2012-H23 Class WA, 0.6783% 10/20/62 (m)(q)		2,048,653	2,050,341
Series 2012-H26, Class CA, 0.6883% 7/20/60 (m)(q)		8,948,057	8,957,596
Series 2013-H07 Class BA, 0.5183% 3/20/63 (m)(q)		3,184,828	3,164,219
Series 2014-H03 Class FA, 0.7675% 1/20/64 (m)(q)		3,724,713	3,740,357
Series 2014-H05 Class FB, 0.7675% 12/20/63 (m)(q)		8,930,779	8,972,057
Series 2014-H11 Class BA, 0.6675% 6/20/64 (m)(q)		15,055,403	15,054,891
Series 2014-H20 Class BF, 0.6675% 9/20/64 (m)(q)		47,669,615	47,670,855
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		647,499	738,039
Series 1997-8 Class PE, 7.5% 5/16/27		260,724	308,792
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,659,931	243,422
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,631,022	2,958,282
Series 2004-32 Class GS, 6.328% 5/16/34 (m)(n)(p)		381,829	80,842
Series 2004-73 Class AL, 7.0318% 8/17/34 (m)(n)(p)		451,864	100,554
Series 2007-35 Class SC, 39.168% 6/16/37 (m)(p)		32,850	65,266
Series 2010-H10 Class FA, 0.4988% 5/20/60 (m)(q)		2,551,092	2,538,536
Series 2012-76 Class GS, 6.528% 6/16/42 (m)(n)(p)		1,582,429	222,589
Series 2012-97 Class JS, 6.078% 8/16/42 (m)(n)(p)		5,028,604	885,421
Series 2013-124:
Class ES, 8.4427% 4/20/39 (m)(p)		4,142,567	4,748,876
Class ST, 8.576% 8/20/39 (m)(p)		7,781,810	9,227,513
TOTAL U.S. GOVERNMENT AGENCY			295,447,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,146,885)			432,426,681
Commercial Mortgage Securities - 6.8%
		Principal Amount (d)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		$ 180,000	$ 205,908
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,351
Series 1997-D5 Class PS1, 1.5642% 2/14/43 (m)(n)		534,541	9,379
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(m)		1,500,000	1,486,360
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	535,679
Series 2006-2:
Class A4, 5.729% 5/10/45 (m)		21,565,600	22,289,665
Class AAB, 5.711% 5/10/45 (m)		227,459	228,639
Series 2006-3 Class A4, 5.889% 7/10/44		52,021,528	54,429,241
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,059,809
Series 2006-5 Class A2, 5.317% 9/10/47		2,545,926	2,544,207
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,855,647
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		26,433,141	27,892,223
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	185,758
Series 2005-1 Class CJ, 5.2936% 11/10/42 (m)		550,000	549,420
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)		5,908,000	5,936,051
Series 2005-5 Class D, 5.2426% 10/10/45 (m)		1,180,000	1,188,218
Series 2005-6 Class AJ, 5.1529% 9/10/47 (m)		300,000	308,288
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	151,502
Series 2007-3:
Class A3, 5.5907% 6/10/49 (m)		2,259,587	2,265,620
Class A4, 5.5907% 6/10/49 (m)		22,466,000	23,998,788
Series 2008-1 Class D, 6.2681% 2/10/51 (f)(m)		125,000	105,601
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,963,661	7,426,856
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (f)(m)		37,335	33,689
Series 2005-4A:
Class A2, 0.561% 1/25/36 (f)(m)		842,931	748,671
Class B1, 1.571% 1/25/36 (f)(m)		35,022	16,226
Class M1, 0.621% 1/25/36 (f)(m)		271,913	214,231
Class M2, 0.641% 1/25/36 (f)(m)		81,574	63,348
Class M3, 0.671% 1/25/36 (f)(m)		119,133	88,859
Class M4, 0.781% 1/25/36 (f)(m)		65,887	47,994
Class M5, 0.821% 1/25/36 (f)(m)		65,887	46,135
Class M6, 0.871% 1/25/36 (f)(m)		69,979	46,417
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A Class M4, 0.601% 10/25/36 (f)(m)		$ 49,179	$ 5,850
Series 2007-1 Class A2, 0.441% 3/25/37 (f)(m)		573,154	492,411
Series 2007-2A:
Class A1, 0.441% 7/25/37 (f)(m)		596,862	503,242
Class A2, 0.491% 7/25/37 (f)(m)		557,687	447,570
Class M1, 0.541% 7/25/37 (f)(m)		195,828	67,956
Class M2, 0.581% 7/25/37 (f)(m)		107,009	21,322
Class M3, 0.661% 7/25/37 (f)(m)		81,959	6,148
Series 2007-3:
Class A2, 0.461% 7/25/37 (f)(m)		538,649	450,257
Class M1, 0.481% 7/25/37 (f)(m)		116,990	90,251
Class M2, 0.511% 7/25/37 (f)(m)		125,391	80,523
Class M3, 0.541% 7/25/37 (f)(m)		197,586	83,979
Class M4, 0.671% 7/25/37 (f)(m)		310,240	94,785
Class M5, 0.771% 7/25/37 (f)(m)		148,818	24,786
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (f)(m)		236,116	44,649
Class M2, 1.2183% 9/25/37 (f)(m)		67,845	10,699
Series 2006-3A, Class IO, 0% 10/25/36 (f)(m)(n)		5,688,032	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(m)(n)		5,380,202	113,965
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4349% 3/11/39 (m)		450,000	461,396
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	636,521
Series 2006-T22 Class AJ, 5.5714% 4/12/38 (m)		400,000	415,729
Series 2007-PW16 Class A4, 5.7072% 6/11/40 (m)		1,112,000	1,195,151
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		121,731	120,480
Series 2006-T22:
Class A4, 5.5714% 4/12/38 (m)		217,711	224,347
Class B, 5.5714% 4/12/38 (f)(m)		200,000	211,249
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (f)(m)(n)		87,557,706	293,143
Series 2007-T28 Class X2, 0.1365% 9/11/42 (f)(m)(n)		54,532,420	74,328
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		563,563	624,484
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2066% 8/15/29 (f)(m)		$ 496,000	$ 470,565
Series 2014-CLMZ Class M, 5.9005% 8/15/29 (f)(m)		1,288,000	1,273,720
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.923% 8/15/26 (f)(m)		700,000	700,704
BWAY Mortgage Trust Series 2015-1740 Class E, 4.028% 1/13/35 (f)		1,000,000	987,107
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (f)(m)		360,464	342,617
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.172% 11/15/19 (f)(m)		680,000	681,439
Class F, 2.7557% 11/15/19 (f)(m)		119,000	109,904
Series 2014-CMZA Class MZA, 6.1485% 11/15/19 (f)(m)		1,000,000	1,001,771
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8949% 11/15/29 (f)		1,000,000	998,815
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5665% 12/15/27 (f)(m)		19,500,000	19,566,983
Class DPA, 3.1665% 12/15/27 (f)(m)		6,164,000	6,170,232
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5679% 12/15/47 (f)(m)		750,000	864,020
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6555% 6/15/31 (f)(m)		511,000	487,545
Class YTC3, 2.6555% 6/15/31 (f)(m)		184,000	172,353
Series 2014-FL1, 2.6555% 6/15/31 (f)(m)		511,000	495,363
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	852,638
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	395,372
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1059% 9/10/46 (f)(m)		1,010,000	1,027,536
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		6,266,071	6,496,211
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	174,196
Class A4, 5.322% 12/11/49		31,258,000	32,955,122
Series 2005-CD1 Class AJ, 5.2258% 7/15/44 (m)		500,000	510,602
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(m)	CAD	138,000	109,266
Class G, 5.01% 5/15/44 (f)(m)	CAD	30,000	23,227
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Claregold Trust Series 2007-2A: - continued
Class H, 5.01% 5/15/44 (f)(m)	CAD	20,000	$ 15,060
Class J, 5.01% 5/15/44 (f)(m)	CAD	20,000	14,348
Class K, 5.01% 5/15/44 (f)(m)	CAD	10,000	7,004
Class L, 5.01% 5/15/44 (f)(m)	CAD	36,000	24,041
Class M, 5.01% 5/15/44 (f)(m)	CAD	165,000	102,701
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	2,065,402
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.3168% 8/13/27 (f)(m)		735,000	728,763
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		1,410,000	1,141,822
Series 2012-CR5 Class D, 4.3354% 12/10/45 (f)(m)		740,000	763,950
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(m)		270,000	290,810
Class D, 4.958% 8/10/46 (f)(m)		790,000	784,001
Series 2013-CR12 Class D, 5.0852% 10/10/46 (f)(m)		1,176,000	1,194,237
Series 2013-CR9:
Class C, 4.2591% 7/10/45 (f)(m)		525,000	546,510
Class D, 4.2591% 7/10/45 (f)(m)		756,000	723,497
Series 2013-LC6 Class D, 4.2877% 1/10/46 (f)(m)		1,109,000	1,073,432
Series 2014-CR15 Class D, 4.767% 2/10/47 (f)(m)		258,000	257,732
Series 2014-CR17 Class D, 4.7996% 5/10/47 (f)(m)		567,000	559,569
Series 2014-UBS2 Class D, 5.0156% 3/10/47 (f)(m)		844,000	825,175
Series 2015-3BP Class F, 3.238% 2/10/35 (f)(m)		1,000,000	896,080
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (f)(m)		126,140	126,168
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (m)		2,972,229	3,103,459
Series 2005-LP5 Class F, 5.2779% 5/10/43 (f)(m)		1,290,000	1,316,849
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		1,586,297	1,522,340
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		302,000	332,954
Class H, 6% 11/17/32		599,208	637,236
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2448% 6/10/44 (m)		905,000	910,550
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,278,895
Series 2012-CR1:
Class C, 5.3595% 5/15/45 (m)		850,000	951,006
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR1: - continued
Class D, 5.3595% 5/15/45 (f)(m)		$ 1,510,000	$ 1,604,251
Series 2012-CR2:
Class E, 4.8574% 8/15/45 (f)(m)		1,727,000	1,790,873
Class F, 4.25% 8/15/45 (f)		1,418,000	1,247,237
Series 2012-LC4:
Class C, 5.6467% 12/10/44 (m)		260,000	294,596
Class D, 5.6467% 12/10/44 (f)(m)		870,000	940,500
Series 2014-CR2 Class G, 4.25% 8/15/45 (f)		403,000	308,920
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		27,691	27,576
Series 2007-C3 Class A4, 5.6983% 6/15/39 (m)		16,935,260	18,111,787
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,853,292
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (f)(m)		1,301,342	1,295,926
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,397,944	1,504,544
Class H, 6% 5/17/40 (f)		90,316	74,974
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		712,544	735,935
Class G, 6.75% 11/15/30 (f)		180,000	194,063
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(m)(n)		5,393	0*
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(m)		148,623	149,673
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (f)(m)		2,907,000	315,991
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5574% 11/10/46 (f)(m)		500,000	559,850
Class E, 5.5574% 11/10/46 (f)(m)		870,000	957,348
Class F, 5.5574% 11/10/46 (f)(m)		1,560,000	1,524,872
Class G, 4.652% 11/10/46 (f)		1,654,000	1,452,968
Class XB, 0.2465% 11/10/46 (f)(m)(n)		20,920,000	356,037
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,024,717
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(m)		290,124	292,091
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (m)		1,668,604	1,670,071
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac: - continued
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (m)(n)		$ 1,640,000	$ 212,396
Series K012 Class X3, 2.288% 1/25/41 (m)(n)		1,800,000	209,209
Series K013 Class X3, 2.8068% 1/25/43 (m)(n)		820,000	117,667
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,490,470
Series K034 Class A2, 3.531% 7/25/23		17,648,185	19,095,213
Series K042 Class A1, 2.267% 6/25/24		8,777,075	8,807,152
Series K716 Class A2, 3.13% 6/25/21		3,482,713	3,672,726
Series KAIV Class X2, 3.6147% 6/25/46 (m)(n)		420,000	79,608
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1935% 9/25/45 (f)(m)		1,290,000	1,444,794
Series 2011-K10 Class B, 4.6154% 11/25/49 (f)(m)		240,000	259,590
Series 2011-K11 Class B, 4.4208% 12/25/48 (f)(m)		750,000	811,503
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class AFX, 3.2349% 12/15/19 (f)		18,600,000	19,171,747
Class BFX, 3.3822% 12/15/19 (f)		18,910,000	19,150,620
Class CFX, 3.3822% 12/15/19 (f)		14,152,000	14,084,864
Class DFX, 3.3822% 12/15/19 (f)		11,994,000	11,716,550
Class EFX, 3.3822% 12/15/19 (f)		1,000,000	937,629
Class FFX, 3.3822% 12/15/19 (f)		299,000	275,458
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		360,976	361,090
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		33,340,000	35,322,463
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	359,998
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		250,041	267,772
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	672,456
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		4,820	4,735
GP Portfolio Trust Series 2014-GPP:
Class D, 2.917% 2/15/27 (f)(m)		291,000	290,030
Class E, 4.017% 2/15/27 (f)(m)		142,000	141,383
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,259,891
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (m)		42,543,531	44,212,897
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (m)		9,252,000	9,436,883
Series 2010-C1:
Class D, 6.0399% 8/10/43 (f)(m)		1,255,000	1,383,473
Class E, 4% 8/10/43 (f)		1,240,000	1,132,022
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1: - continued
Class F, 4% 8/10/43 (f)		$ 894,000	$ 761,096
Class X, 1.4994% 8/10/43 (f)(m)(n)		5,477,107	336,114
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (f)(m)		750,000	750,000
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		8,758,605	9,224,397
Series 2010-C2:
Class D, 5.2224% 12/10/43 (f)(m)		720,000	769,647
Class XA, 0.6533% 12/10/43 (f)(m)(n)		5,359,904	44,964
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (f)(m)		1,050,000	1,175,318
Class D, 5.3067% 8/10/44 (f)(m)		480,000	512,278
Class E, 5.3067% 8/10/44 (f)(m)		210,000	199,501
Class F, 4.5% 8/10/44 (f)		1,020,000	834,666
Series 2012-GC6:
Class D, 5.6366% 1/10/45 (f)(m)		210,000	223,702
Class E, 5% 1/10/45 (f)(m)		412,000	377,355
Series 2012-GC6I Class F, 5% 1/10/45 (m)		390,000	317,811
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (m)		630,000	714,747
Class D, 5.7228% 5/10/45 (f)(m)		1,054,000	1,126,458
Class E, 5% 5/10/45 (f)		1,311,000	1,223,196
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(m)		1,170,000	1,182,629
Class E, 4.8544% 11/10/45 (f)(m)		1,290,000	1,155,640
Series 2013-GC10 Class D, 4.4143% 2/10/46 (f)(m)		740,000	724,224
Series 2013-GC12 Class D, 4.4778% 6/10/46 (f)(m)		219,000	213,802
Series 2013-GC13 Class D, 4.0707% 7/10/46 (f)(m)		1,092,000	1,037,147
Series 2013-GC16:
Class C, 5.314% 11/10/46 (m)		662,844	735,830
Class D, 5.323% 11/10/46 (f)(m)		967,000	999,902
Class F, 3.5% 11/10/46 (f)		999,000	785,589
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4165% 7/15/29 (f)(m)		617,000	609,517
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		2,450,000	2,487,227
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,142,380
Class EFX, 5.2216% 11/5/30 (f)(m)		2,000,000	2,037,108
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.5616% 9/15/47 (f)		525,000	492,776
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(m)		$ 500,000	$ 499,664
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		440,000	476,730
Series 2003-C1:
Class D, 5.192% 1/12/37		27,909	27,926
Class F, 5.6567% 1/12/37 (f)(m)		250,000	252,023
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(m)		380,000	461,772
Class D, 7.4453% 12/5/27 (f)(m)		1,885,000	2,265,065
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	697,510
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(m)		695,000	801,440
Series 2012-CBX:
Class C, 5.24% 6/15/45 (m)		250,000	275,971
Class D, 5.24% 6/16/45 (f)(m)		690,000	744,404
Class E, 5.24% 6/15/45 (f)(m)		620,000	647,544
Class F, 4% 6/15/45 (f)		820,000	722,837
Class G 4% 6/15/45 (f)		1,079,000	830,268
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (f)(m)		150,801	149,262
Class F, 0.503% 11/15/18 (f)(m)		380,931	370,336
Class G, 0.533% 11/15/18 (f)(m)		330,997	319,358
Class H, 0.673% 11/15/18 (f)(m)		254,476	243,963
Class J, 0.823% 11/15/18 (f)(m)		257,928	242,518
Series 2013-JWMZ Class M, 6.173% 4/15/18 (f)(m)		171,002	171,057
Series 2013-JWRZ Class E, 3.913% 4/15/30 (f)(m)		482,000	482,266
Series 2014-BXH:
Class A, 1.073% 4/15/27 (f)(m)		3,000,000	2,999,382
Class C, 1.823% 4/15/27 (f)(m)		4,460,000	4,453,734
Class D, 2.423% 4/15/27 (f)(m)		9,517,000	9,484,852
Series 2014-FBLU Class E, 3.667% 12/15/28 (f)(m)		1,038,000	1,036,611
Series 2014-INN:
Class E, 3.773% 6/15/29 (f)(m)		683,000	682,369
Class F, 4.173% 6/15/29 (f)(m)		1,006,000	1,009,321
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,175,095	15,999,452
Series 2006-CB17 Class A4, 5.429% 12/12/43		7,263,132	7,627,349
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		$ 26,057,007	$ 27,224,101
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,237,374	9,756,700
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,411,622	2,552,709
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (m)		12,470,000	13,381,488
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (m)		29,428,107	31,502,818
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,195,394	25,715,494
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	170,068
Series 2004-LN2 Class D, 5.3% 7/15/41 (m)		420,000	388,576
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	661,924
Series 2005-LDP5 Class AJ, 5.3492% 12/15/44 (m)		360,000	368,476
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (m)		9,520,000	9,892,451
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (m)		113,826	2,754
Series 2011-C4:
Class E, 5.4143% 7/15/46 (f)(m)		1,130,000	1,230,754
Class F, 3.873% 7/15/46 (f)		105,000	98,571
Class H, 3.873% 7/15/46 (f)		672,000	482,525
Class TAC2, 7.99% 7/15/46 (f)		671,000	718,051
Series 2011-C5:
Class B. 5.3229% 8/15/46 (f)(m)		1,140,000	1,307,198
Class C, 5.3229% 8/15/46 (f)(m)		1,102,648	1,234,020
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (m)		1,115,000	1,130,153
Class D, 4.2403% 4/15/46 (m)		1,430,000	1,377,572
Series 2014-DSTY Class E, 3.8046% 6/10/27 (f)(m)		1,156,000	1,070,468
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (m)		21,615,000	23,362,313
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,920,705
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,534,227
Class AM, 5.263% 11/15/40 (m)		137,000	139,585
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	901,829
Class AM, 5.413% 9/15/39		1,500,000	1,584,980
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	993,287
Class AM, 5.378% 11/15/38		160,000	168,933
Series 2007-C1 Class A4, 5.424% 2/15/40		16,540,168	17,584,547
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C2 Class A3, 5.43% 2/15/40		$ 3,240,158	$ 3,448,023
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(m)		192,617	192,837
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	750,924
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		237,714	238,127
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,031,995
Series 2006-C4:
Class AJ, 5.8576% 6/15/38 (m)		1,060,000	1,112,299
Class AM, 5.8576% 6/15/38 (m)		500,000	527,070
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,203,993	2,317,055
Series 2007-C7 Class A3, 5.866% 9/15/45		12,810,516	14,022,365
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3328% 6/25/43 (f)(m)		310,000	313,196
Series 2014-2:
Class D, 5.1233% 1/20/41 (f)(m)		256,000	246,198
Class E, 5.1233% 1/20/41 (f)(m)		400,000	334,707
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (f)(m)		260,000	262,600
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3907% 10/12/39 (f)(m)	CAD	320,000	259,132
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		200,259	200,387
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3658% 1/12/44 (m)		220,000	226,892
Series 2005-LC1 Class F, 5.4198% 1/12/44 (f)(m)		1,655,000	1,615,343
Series 2006-C1:
Class AJ, 5.686% 5/12/39 (m)		530,000	536,322
Class AM, 5.686% 5/12/39 (m)		100,000	104,459
Series 2007-C1 Class A4, 5.837% 6/12/50 (m)		9,429,517	10,160,540
Series 2008-C1 Class A4, 5.69% 2/12/51		2,980,209	3,237,842
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (m)		846,023	890,065
Class ASB, 5.133% 12/12/49 (m)		419,503	426,184
Series 2007-5 Class A4, 5.378% 8/12/48		18,243,527	19,310,919
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	15,678,327
Series 2007-7 Class A4, 5.7473% 6/12/50 (m)		6,656,000	7,164,658
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	591,881
Series 2007-7 Class B, 5.7473% 6/12/50 (m)		166,000	6,756
Series 2007-8 Class A3, 5.8862% 8/12/49 (m)		1,640,000	1,781,222
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		$ 1,999	$ 1,994
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		180	180
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6615% 11/15/45 (f)(m)		1,357,000	1,411,807
Series 2013-C12 Class D, 4.7683% 10/15/46 (f)(m)		1,000,000	977,448
Series 2013-C13 Class D, 4.8953% 11/15/46 (f)(m)		1,019,000	1,000,976
Series 2013-C7:
Class D, 4.3015% 2/15/46 (f)(m)		810,000	789,748
Class E, 4.3015% 2/15/46 (f)(m)		340,000	298,856
Series 2013-C8 Class D, 4.1708% 12/15/48 (f)(m)		400,000	386,162
Series 2013-C9:
Class C, 4.0707% 5/15/46 (m)		620,000	629,337
Class D, 4.1587% 5/15/46 (f)(m)		1,740,000	1,665,213
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.373% 7/15/19 (f)(m)		357,716	318,618
Class J, 0.597% 7/15/19 (f)(m)		335,939	333,086
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (f)(m)		7,568	7,530
Class D, 0.357% 10/15/20 (f)(m)		667,354	663,329
Class E, 0.417% 10/15/20 (f)(m)		834,661	827,289
Class F, 0.467% 10/15/20 (f)(m)		500,899	496,225
Class G, 0.507% 10/15/20 (f)(m)		619,188	611,552
Class H, 0.597% 10/15/20 (f)(m)		389,758	377,156
Class J, 0.747% 10/15/20 (f)(m)		225,021	206,494
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	657,050
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)		164,901	165,198
Series 2012-C4 Class E, 5.525% 3/15/45 (f)(m)		1,210,000	1,284,985
Series 1997-RR Class F, 7.435% 4/30/39 (f)(m)		67,804	67,973
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,035	203,054
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	212,543
Class O, 5.91% 11/15/31 (f)		167,403	121,562
Series 2004-IQ7 Class E, 5.189% 6/15/38 (f)(m)		120,000	123,605
Series 2005-HQ5 Class B, 5.272% 1/14/42		114,813	114,879
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		1,000,000	1,008,709
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (m)		465,241	475,056
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	762,272
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Class A2, 5.6074% 4/12/49 (m)		$ 2,143,802	$ 2,143,285
Series 2007-IQ14:
Class A4, 5.692% 4/15/49		89,155,000	95,543,491
Class B, 5.7403% 4/15/49 (m)		469,000	40,361
Series 2011-C1:
Class C, 5.2511% 9/15/47 (f)(m)		970,000	1,079,834
Class D, 5.2511% 9/15/47 (f)(m)		1,760,000	1,919,573
Class E, 5.2511% 9/15/47 (f)(m)		573,100	608,710
Series 2011-C2:
Class D, 5.3039% 6/15/44 (f)(m)		580,000	632,404
Class E, 5.3039% 6/15/44 (f)(m)		600,000	637,492
Class F, 5.3039% 6/15/44 (f)(m)		550,000	531,265
Class XB, 0.4588% 6/15/44 (f)(m)(n)		9,001,008	249,454
Series 2011-C3:
Class C, 5.1828% 7/15/49 (f)(m)		1,000,000	1,096,289
Class D, 5.1828% 7/15/49 (f)(m)		1,130,000	1,219,369
Class E, 5.1828% 7/15/49 (f)(m)		400,000	423,930
Series 2012-C4 Class D, 5.525% 3/15/45 (f)(m)		330,000	361,797
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5075% 7/15/33 (f)(m)		150,000	171,225
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (f)		1,155,000	1,145,373
Class F, 5% 2/5/30 (f)		378,000	365,422
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		273,000	293,162
Class D, 6.45% 1/22/26 (f)		740,731	806,313
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		967,650	1,297,135
RBSCF Trust Series 2010-MB1 Class D, 4.2114% 4/15/24 (f)(m)		1,238,000	1,239,403
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	87,232
Class G, 4.456% 9/12/38 (f)	CAD	54,000	43,375
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,939
Class J, 4.456% 9/12/38 (f)	CAD	36,000	27,037
Class K, 4.456% 9/12/38 (f)	CAD	18,000	13,054
Class L, 4.456% 9/12/38 (f)	CAD	26,000	17,596
Class M, 4.456% 9/12/38 (f)	CAD	104,391	64,123
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	102,947
Class G, 4.57% 4/12/23	CAD	42,000	33,978
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1: - continued
Class H, 4.57% 4/12/23	CAD	42,000	$ 33,644
Class J, 4.57% 4/12/23	CAD	42,000	33,315
Class K, 4.57% 4/12/23	CAD	21,000	16,495
Class L, 4.57% 4/12/23	CAD	63,000	49,003
Class M, 4.57% 4/12/23	CAD	155,242	102,953
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		253,928	84,248
SCG Trust Series 2013-SRP1 Class D, 3.5102% 11/15/26 (f)(m)		880,000	861,949
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4165% 11/15/27 (f)(m)		794,000	797,267
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5559% 8/15/39 (m)		170,000	172,429
Series 2007-C4 Class F, 5.5559% 8/15/39 (m)		820,000	711,343
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	281,294
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (f)(m)		693,000	730,159
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (f)(m)		310,000	306,204
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(m)		970,000	929,289
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(m)		1,299,000	1,288,555
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	210,166
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (f)(m)		180,144	177,518
Class J, 0.773% 9/15/21 (f)(m)		395,545	375,433
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (f)(m)		4,565,501	4,375,042
Class LXR1, 0.873% 6/15/20 (f)(m)		233,698	226,636
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,635,860	9,151,093
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,208,040
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	49,860,353
Series 2007-C32 Class A3, 5.7206% 6/15/49 (m)		40,608,000	43,449,821
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (m)		25,953,352	27,670,478
Class A5, 5.9428% 2/15/51 (m)		19,259,000	20,986,089
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C11:
Class D, 5.1387% 1/15/41 (m)		$ 360,000	$ 370,419
Class E, 5.1887% 1/15/41 (m)		327,000	336,763
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,914,352
Series 2005-C22:
Class B, 5.3597% 12/15/44 (m)		4,218,000	4,176,276
Class F, 5.3597% 12/15/44 (f)(m)		3,171,000	799,754
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,104,872
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		21,820,307	22,916,210
Series 2007-C31 Class C, 5.6742% 4/15/47 (m)		522,000	513,445
Series 2007-WHL8 Class D, 0.473% 6/15/20 (m)		9,900,000	9,685,002
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5757% 11/15/43 (f)(m)(n)		20,614,217	607,583
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	611,314
Class D, 4.7777% 10/15/45 (f)(m)		1,621,000	1,651,634
Series 2013-LC12 Class C, 4.4405% 7/15/46 (m)		600,000	626,439
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)		325,000	267,573
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	398,472
Class D, 5.5495% 3/15/44 (f)(m)		800,000	872,432
Class E, 5% 3/15/44 (f)		890,000	835,022
Series 2011-C4:
Class D, 5.245% 6/15/44 (f)(m)		408,000	442,596
Class E, 5.245% 6/15/44 (f)(m)		439,432	467,314
Series 2011-C5:
Class C, 5.6349% 11/15/44 (f)(m)		260,000	295,163
Class D, 5.6349% 11/15/44 (f)(m)		600,000	669,216
Class E, 5.6349% 11/15/44 (f)(m)		1,410,000	1,542,955
Class F, 5.25% 11/15/44 (f)(m)		933,000	872,794
Class G, 5.25% 11/15/44 (f)(m)		329,000	287,513
Class XA, 1.9837% 11/15/44 (f)(m)(n)		4,973,859	431,641
Series 2012-C10:
Class D, 4.458% 12/15/45 (f)(m)		380,000	374,068
Class E, 4.458% 12/15/45 (f)(m)		1,190,000	1,038,991
Class F, 4.458% 12/15/45 (f)(m)		1,726,000	1,352,494
Series 2012-C6 Class D, 5.5617% 4/15/45 (f)(m)		540,000	581,658
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class C, 4.845% 6/15/45 (m)		$ 1,270,000	$ 1,380,115
Class E, 4.845% 6/15/45 (f)(m)		2,039,000	2,097,807
Class F, 4.5% 6/15/45 (f)		357,000	314,265
Class G, 4.5% 6/15/45 (f)		700,000	530,802
Series 2012-C8 Class D, 4.8761% 8/15/45 (f)(m)		650,000	694,769
Series 2013-C11:
Class D, 4.1817% 3/15/45 (f)(m)		870,000	845,741
Class E, 4.1817% 3/15/45 (f)(m)		1,750,000	1,499,271
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(m)		600,000	576,139
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,255,145,889)			1,298,722,032
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,324,486
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	4,017,109
7.3% 10/1/39		18,415,000	27,760,613
7.5% 4/1/34		9,105,000	13,809,645
7.6% 11/1/40		12,540,000	20,205,326
7.625% 3/1/40		5,410,000	8,556,456
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,585,352
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,903,494
Series 2012 B, 5.432% 1/1/42		3,285,000	3,057,284
6.314% 1/1/44		19,560,000	20,455,261
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,483,639
5.1% 6/1/33		63,045,000	63,626,275
Series 2010-1, 6.63% 2/1/35		11,945,000	13,460,343
Series 2010-3:
5.547% 4/1/19		330,000	359,268
6.725% 4/1/35		17,810,000	20,217,734
7.35% 7/1/35		8,165,000	9,742,560
Series 2011:
4.961% 3/1/16		1,035,000	1,071,887
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.365% 3/1/17		$ 395,000	$ 424,645
5.665% 3/1/18		11,035,000	12,033,668
5.877% 3/1/19		32,895,000	36,446,015
Series 2013:
2.69% 12/1/17		3,365,000	3,423,147
3.14% 12/1/18		3,490,000	3,522,248
TOTAL MUNICIPAL SECURITIES (Cost $266,785,551)			286,486,455
Foreign Government and Government Agency Obligations - 1.5%

Arab Republic of Egypt 6.875% 4/30/40 (f)		600,000	599,220
Argentine Republic:
7% 10/3/15		13,250,000	13,195,896
7% 4/17/17		8,895,000	8,704,993
Azerbaijan Republic 4.75% 3/18/24 (f)		760,000	767,782
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,636,063
6.369% 6/16/18 (f)		12,810,000	13,693,890
Belarus Republic:
8.75% 8/3/15 (Reg. S)		7,750,000	7,304,375
8.95% 1/26/18		3,450,000	2,760,000
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,654,825
5.625% 1/7/41		13,285,000	13,285,000
7.125% 1/20/37		1,875,000	2,231,250
8.25% 1/20/34		1,535,000	1,983,988
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,745,000	2,772,450
City of Buenos Aires 8.95% 2/19/21 (f)		1,860,000	1,934,400
Colombian Republic:
5.625% 2/26/44		550,000	629,750
6.125% 1/18/41		1,160,000	1,406,500
7.375% 9/18/37		1,680,000	2,297,400
10.375% 1/28/33		2,100,000	3,318,000
Congo Republic 3.5% 6/30/29 (e)		4,157,010	3,581,264
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,955,188
4.375% 4/30/25 (f)		890,000	827,700
5.625% 4/30/43 (f)		490,000	424,463
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Costa Rican Republic: - continued
7% 4/4/44 (f)		$ 1,050,000	$ 1,060,500
Croatia Republic:
5.5% 4/4/23 (f)		410,000	440,402
6% 1/26/24 (f)		1,400,000	1,559,250
6.25% 4/27/17 (f)		675,000	721,406
6.375% 3/24/21 (f)		760,000	849,264
6.625% 7/14/20 (f)		1,670,000	1,868,313
6.75% 11/5/19 (f)		2,050,000	2,290,875
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22		450,000	459,000
6% 1/14/19 (f)		1,150,000	1,187,375
6.25% 10/4/20 (f)		1,355,000	1,412,588
6.25% 7/27/21 (f)		560,000	584,500
Dominican Republic:
1.139% 8/30/24 (m)		2,200,000	2,136,200
5.875% 4/18/24 (f)		270,000	288,900
5.875% 4/18/24		585,000	625,950
6.85% 1/27/45 (f)		1,395,000	1,485,675
7.45% 4/30/44 (f)		2,240,000	2,592,800
7.5% 5/6/21 (f)		1,880,000	2,119,700
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	713,813
7.65% 6/15/35 (Reg. S)		1,165,000	1,240,725
8.25% 4/10/32 (Reg. S)		575,000	657,656
Georgia Republic 6.875% 4/12/21 (f)		720,000	797,400
German Federal Republic 0.5% 2/15/25	EUR	1,175,000	1,336,974
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	613,275
Hungarian Republic:
5.375% 3/25/24		594,000	672,408
5.75% 11/22/23		1,910,000	2,210,825
6.375% 3/29/21		1,265,000	1,479,746
7.625% 3/29/41		1,980,000	2,905,650
Indonesian Republic:
2.875% 7/8/21	EUR	2,400,000	2,820,006
3.375% 4/15/23 (f)		555,000	550,144
4.875% 5/5/21 (f)		710,000	782,775
5.25% 1/17/42 (f)		715,000	763,263
5.375% 10/17/23		400,000	452,500
5.875% 3/13/20 (f)		490,000	558,600
5.875% 3/13/20 (Reg. S)		2,450,000	2,793,000
6.625% 2/17/37 (f)		950,000	1,174,438
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 690,000	$ 898,725
7.75% 1/17/38 (f)		2,270,000	3,148,354
8.5% 10/12/35 (Reg. S)		1,860,000	2,725,253
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,210,000	3,266,175
7.125% 3/31/16 (Reg. S)		100,000	101,750
7.25% 4/15/19 (f)		3,010,000	3,062,675
8.25% 4/15/24 (f)		1,000,000	1,022,700
Ivory Coast 5.75% 12/31/32		3,150,000	2,995,650
Lebanese Republic:
4% 12/31/17		2,983,500	2,965,002
5.45% 11/28/19		575,000	573,850
6.375% 3/9/20		380,000	393,452
Lithuanian Republic 7.375% 2/11/20 (f)		1,565,000	1,913,213
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,872,360
5.5% 12/11/42 (f)		600,000	667,500
Panamanian Republic:
4% 9/22/24		510,000	536,775
6.7% 1/26/36		460,000	608,925
8.875% 9/30/27		335,000	493,706
9.375% 4/1/29		965,000	1,483,688
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		1,700,000	2,703,000
Philippine Republic:
7.75% 1/14/31		665,000	999,163
9.5% 2/2/30		1,335,000	2,236,125
10.625% 3/16/25		1,030,000	1,676,325
Plurinational State of Bolivia:
5.95% 8/22/23 (f)		885,000	929,250
5.95% 8/22/23		400,000	420,000
Polish Government:
3% 3/17/23		1,465,000	1,479,650
5% 3/23/22		1,805,000	2,053,188
Provincia de Cordoba 12.375% 8/17/17 (f)		1,990,000	2,019,850
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		383,800	376,124
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,000,000	990,000
Republic of Armenia 6% 9/30/20 (f)		2,455,000	2,381,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Iceland 5.875% 5/11/22 (f)		$ 1,500,000	$ 1,712,291
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,325,000
Republic of Namibia 5.5% 11/3/21 (f)		400,000	430,960
Republic of Paraguay 4.625% 1/25/23 (f)		225,000	233,719
Republic of Serbia:
5.25% 11/21/17 (f)		765,000	802,982
5.875% 12/3/18 (f)		2,180,000	2,351,675
6.75% 11/1/24 (f)		2,312,083	2,355,060
7.25% 9/28/21 (f)		1,450,000	1,696,761
Republic of Zambia 5.375% 9/20/22 (f)		800,000	741,400
Romanian Republic:
4.375% 8/22/23 (f)		796,000	860,914
6.125% 1/22/44 (f)		1,472,000	1,917,280
Russian Federation:
5.625% 4/4/42 (f)		400,000	339,000
5.875% 9/16/43 (f)		1,700,000	1,483,590
7.5% 3/31/30 (Reg. S)		2,126,785	2,277,893
12.75% 6/24/28 (Reg. S)		4,305,000	6,150,037
South African Republic:
5.875% 9/16/25		2,235,000	2,574,720
6.25% 3/8/41		500,000	614,100
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,104,936
Turkish Republic:
4.875% 4/16/43		640,000	634,285
5.125% 3/25/22		515,000	550,020
5.625% 3/30/21		815,000	892,839
6.25% 9/26/22		680,000	774,856
6.75% 4/3/18		1,075,000	1,196,419
6.75% 5/30/40		975,000	1,209,000
6.875% 3/17/36		1,795,000	2,225,262
7% 3/11/19		685,000	777,818
7.25% 3/5/38		1,150,000	1,495,000
7.375% 2/5/25		1,695,000	2,106,309
7.5% 11/7/19		1,215,000	1,420,700
8% 2/14/34		570,000	785,460
11.875% 1/15/30		630,000	1,113,714
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		915,000	361,608
Ukraine Government:
6.875% 9/23/15 (Reg. S)		1,500,000	750,300
7.8% 11/28/22 (f)		1,550,000	652,736
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government: - continued
9.25% 7/24/17 (f)		$ 1,495,000	$ 636,123
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,178,130
3.25% 1/22/44	GBP	3,000,000	5,356,906
4.5% 9/7/34	GBP	165,000	341,543
United Mexican States:
4.6% 1/23/46		695,000	724,538
4.75% 3/8/44		13,662,000	14,548,145
6.05% 1/11/40		1,206,000	1,519,560
6.75% 9/27/34		800,000	1,088,000
7.5% 4/8/33		360,000	522,000
8.3% 8/15/31		420,000	647,850
United Republic of Tanzania 6.3289% 3/9/20 (m)		655,000	673,013
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,930,000	2,721,300
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,095,000	6,314,100
9% 5/7/23 (Reg. S)		1,155,000	438,900
9.25% 9/15/27		1,250,000	496,875
9.25% 5/7/28 (Reg. S)		480,000	181,200
9.375% 1/13/34		365,000	140,525
11.75% 10/21/26 (Reg. S)		895,000	380,375
11.95% 8/5/31 (Reg. S)		2,910,000	1,229,475
12.75% 8/23/22		2,000,000	968,000
Vietnamese Socialist Republic:
1.1875% 3/12/16 (m)		384,783	383,821
4% 3/12/28 (e)		4,288,667	4,294,027
4.8% 11/19/24 (f)		1,000,000	1,050,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $282,822,736)			291,277,121
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,418)	EUR	65,000	83,416
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A (a)	21,200	$ 1,398,564
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,697,574
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	328,054
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		462,462
TOTAL COMMON STOCKS (Cost $5,765,815)		4,558,600
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	260,719
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	463,500
		724,219
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,368,236
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	395,550
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	702,696
Series D, 7.50%	5,942	151,105
Boston Properties, Inc. 5.25%	17,500	432,775
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	200,952
Series E, 6.625%	25,000	660,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	263,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust Series L, 7.375%	12,221	$ 326,301
CYS Investments, Inc. Series B, 7.50%	21,700	517,979
DDR Corp. Series K, 6.25%	17,823	461,437
Digital Realty Trust, Inc. Series E, 7.00%	10,000	266,300
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,367	483,052
Essex Property Trust, Inc. Series H, 7.125%	9,354	250,687
First Potomac Realty Trust 7.75%	15,000	387,750
Hersha Hospitality Trust Series B, 8.00%	13,844	365,620
Hospitality Properties Trust Series D, 7.125%	10,000	267,700
LaSalle Hotel Properties Series H, 7.50%	10,000	261,300
PS Business Parks, Inc.:
Series R, 6.875%	10,000	259,200
Series S, 6.45%	21,000	556,710
Public Storage:
Series P, 6.50%	12,000	312,840
Series R, 6.35%	10,500	278,355
Series S, 5.90%	20,000	513,000
Realty Income Corp. Series F, 6.625%	12,000	321,000
Regency Centers Corp. Series 6, 6.625%	5,510	147,448
Retail Properties America, Inc. 7.00%	24,109	631,174
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	490,118
Stag Industrial, Inc. Series A, 9.00%	20,000	546,400
Sun Communities, Inc. Series A, 7.125%	29,801	791,217
Taubman Centers, Inc. Series J, 6.50%	11,338	293,314
		11,535,380
TOTAL FINANCIALS		15,903,616
TOTAL PREFERRED STOCKS (Cost $15,802,678)		16,627,835
Bank Loan Obligations - 5.5%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (m)		$ 1,498,000	$ 1,494,255
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (m)		4,659,000	4,356,165
Tranche 2LN, term loan 10% 11/27/21 (m)		1,594,000	1,374,825
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (m)		1,047,000	1,045,691
			8,270,936
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (m)		1,867,000	1,857,665
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (m)		1,291,000	1,282,931
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.25% 1/30/20 (m)		1,505,000	1,503,119
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (m)		1,093,000	1,083,436
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (m)		4,310,000	4,277,675
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (m)		3,952,000	3,961,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)		14,566,978	13,656,542
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (m)		4,993,460	4,962,251
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (m)		2,628,000	2,631,285
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (m)		749,000	741,510
			32,817,698
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (m)		3,542,075	3,515,509
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (m)		13,681,000	13,681,000
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (m)		1,425,000	1,421,438
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (m)		3,764,000	3,782,820
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (m)		$ 7,064,000	$ 6,816,760
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)		16,581,300	15,068,256
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (m)		2,615,000	2,621,538
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (m)		2,138,000	2,138,000
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (m)		3,764,000	3,764,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (m)		903,000	914,288
Tranche B 1LN, term loan 5% 2/1/20 (m)		4,641,000	4,664,205
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(m)		1,874,000	1,480,460
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (m)		3,602,000	3,611,005
Tranche B 1LN, term loan 3.5% 6/27/20 (m)		5,158,000	5,132,210
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (m)		5,328,000	5,328,000
5.5% 11/21/19 (m)		2,283,000	2,283,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)		7,983,789	7,983,789
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (m)		6,899,291	6,899,291
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (m)		3,815,000	3,817,861
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (m)		569,250	569,250
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		1,933,000	1,921,015
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (m)		4,354,000	4,293,044
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (m)		560,000	563,500
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (m)		2,129,000	2,129,000
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (m)		2,410,000	2,410,000
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (m)		3,917,000	3,926,793
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (m)		384,925	386,850
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (m)		$ 14,129,000	$ 14,129,000
Tranche B, term loan 6% 10/18/20 (m)		514,000	514,000
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (m)		1,829,000	1,787,848
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (m)		1,630,000	1,611,663
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (m)		5,171,000	5,171,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (m)		2,142,000	1,820,700
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (m)		1,520,000	1,499,100
			137,656,193
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (m)		2,130,000	2,118,019
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (m)		3,354,000	3,349,808
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0162% 4/10/20 (m)		2,962,000	2,954,595
Media - 0.4%
Block Communications, Inc. Tranche B, term loan 4.25% 11/7/21 (m)		1,785,000	1,791,783
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (m)		862,000	858,768
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (m)		4,222,000	4,206,168
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (m)		1,501,000	1,487,866
Tranche F, term loan 3% 1/3/21 (m)		6,802,278	6,768,267
Clear Channel Communications, Inc. Tranche D, term loan 6.922% 1/30/19 (m)		12,485,000	11,923,175
CSC Holdings LLC Tranche B, term loan 2.672% 4/17/20 (m)		1,537,000	1,529,315
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (m)		6,505,000	5,578,038
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (m)		1,810,398	1,801,346
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (m)		1,505,000	1,503,119
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (m)		$ 3,003,000	$ 2,991,889
Tranche 2LN, term loan 7.5% 7/25/22 (m)		1,880,000	1,875,300
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (m)		491,000	481,794
Tranche A 1LN, term loan 1/7/22 (r)		1,129,000	1,119,121
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (m)		1,962,000	1,964,453
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (m)		1,863,000	1,863,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (m)		6,107,296	6,130,199
Tranche B 2LN, term loan 4.5% 5/8/20 (m)		5,283,704	5,303,518
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (m)		3,011,000	3,011,000
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (m)		4,458,569	4,441,849
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (m)		2,591,000	2,591,000
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (m)		1,355,000	1,346,531
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (m)		1,837,000	1,837,000
WMG Acquisition Corp. term loan 3.75% 7/1/20 (m)		1,488,000	1,458,240
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (m)		1,391,000	1,378,898
Tranche B 2LN, term loan 3.5% 1/15/22 (m)		897,000	889,196
Tranche B 3LN, term loan 3.5% 1/15/22 (m)		1,475,000	1,462,168
			77,593,001
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B, term loan 2/6/22 (r)		7,528,000	7,546,820
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (m)		3,309,500	3,268,131
6% 5/22/18 (m)		15,670,334	15,572,394
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (m)		6,164,000	6,071,540
			32,458,885
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (m)		3,736,000	3,731,330
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (m)		1,882,000	1,816,130
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (m)		$ 1,879,000	$ 1,857,861
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (m)		4,044,000	3,811,470
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (m)		4,425,000	4,408,406
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (m)		1,352,000	1,348,620
PetSmart, Inc. Tranche B, term loan 2/18/22 (r)		10,183,000	10,246,644
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)		3,137,000	2,697,820
			29,918,281
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (m)		1,482,238	1,415,537
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (m)		3,764,000	3,787,525
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (m)		2,041,000	2,046,103
			7,249,165
TOTAL CONSUMER DISCRETIONARY			337,527,177
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (m)		1,332,000	1,332,000
Tranche B 1LN, term loan 5.75% 11/13/21 (m)		6,523,000	6,539,308
			7,871,308
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (m)		3,764,000	3,792,230
Tranche B 3LN, term loan 5% 8/25/19 (m)		1,723,000	1,723,000
Tranche B 4LN, term loan 5.5% 8/25/21 (m)		16,078,000	16,198,585
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (m)		653,000	648,103
Tranche B 1LN, term loan 4.5% 9/26/19 (m)		5,994,000	5,971,523
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (m)		1,486,000	1,486,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (m)		$ 1,129,000	$ 1,120,533
Tranche B 1LN, term loan 5.75% 10/21/21 (m)		2,634,000	2,643,878
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (m)		6,730,000	6,687,938
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (m)		2,913,000	2,869,305
Tranche B 1LN, term loan 4.5% 6/30/21 (m)		3,418,000	3,422,273
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (m)		2,378,000	2,380,973
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (m)		2,541,000	2,541,000
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (m)		1,127,082	1,131,309
			52,616,650
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (m)		1,481,000	1,466,190
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (m)		2,130,000	2,114,025
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (m)		1,951,000	1,880,276
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (m)		9,919,000	9,968,595
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (m)		588,000	587,265
			16,016,351
Household Products - 0.0%
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (m)		2,000,000	1,985,000
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (m)		2,447,000	2,373,590
			4,358,590
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)		3,741,000	3,736,324
TOTAL CONSUMER STAPLES			84,599,223
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (m)		$ 8,983,450	$ 6,737,588
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (m)		4,127,000	3,466,680
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (m)		7,263,000	6,182,629
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (m)		2,340,000	1,719,900
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (m)		1,610,000	1,151,150
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (m)		2,123,000	1,693,093
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (m)		3,476,783	2,829,232
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (m)		422,000	375,580
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (m)		4,699,000	2,819,400
			26,975,252
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (m)		376,000	360,960
Tranche B 1LN, term loan 4.75% 6/20/21 (m)		1,872,000	1,857,960
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)		1,476,000	1,446,480
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (m)		310,000	218,550
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (m)		4,612,000	4,243,040
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (m)		3,011,000	3,005,505
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (m)		536,000	531,645
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)		8,634,000	6,648,180
Tranche B 1LN, term loan 3.875% 9/30/18 (m)		2,198,000	2,104,585
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (m)		4,886,000	4,690,560
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)		9,096,000	9,152,850
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (m)		524,000	520,725
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		$ 3,786,000	$ 3,767,070
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,020,000	1,003,425
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)		8,687,750	8,209,924
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)		3,035,000	2,701,150
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (m)		3,513,000	3,267,090
Tranche B, term loan 4.25% 10/1/18 (m)		735,000	683,550
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (m)		157,000	139,730
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (m)		1,726,000	1,682,850
Targa Resources Corp. term loan 5.75% 2/27/22 (m)		5,192,000	5,179,020
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (m)		2,542,000	2,567,420
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (m)		842,000	835,685
			64,817,954
TOTAL ENERGY			91,793,206
FINANCIALS - 0.2%
Capital Markets - 0.0%
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (m)		1,882,000	1,886,705
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (m)		946,000	936,540
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (m)		2,505,000	2,479,950
Tranche B 1LN, term loan 4.75% 11/15/21 (m)		1,994,000	2,001,478
			7,304,673
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (m)		1,618,000	1,620,023
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (m)		929,000	854,680
Flying Fortress, Inc. term loan 3.5% 6/30/17 (m)		627,000	627,000
TransUnion LLC Tranche B, term loan 4% 4/9/21 (m)		4,492,000	4,483,578
			7,585,281
Bank Loan Obligations - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (m)		$ 872,000	$ 864,370
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/10/15 (m)		413,418	413,418
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (m)		1,882,000	1,882,000
Tranche B 1LN, term loan 5.5% 11/4/21 (m)		3,764,000	3,782,820
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)		17,000	16,703
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (m)		8,762,902	8,762,902
			14,857,843
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)		4,920,213	4,686,502
TOTAL FINANCIALS			35,298,669
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Auris Luxembourg III S.a.r.l. Tranche B, term loan 5.5% 12/18/21 (m)		2,698,000	2,714,863
Health Care Providers & Services - 0.3%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (m)		732,000	735,660
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (m)		4,499,000	4,504,624
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (m)		7,469,000	7,478,336
Tranche E, term loan 3.422% 1/25/17 (m)		718,000	716,205
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (m)		1,882,000	1,867,885
Tranche B 1LN, term loan 4.5% 4/23/21 (m)		4,126,000	4,095,055
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)		1,897,000	1,894,629
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (m)		1,315,000	1,323,219
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (m)		2,152,000	2,195,040
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0051% 5/1/18 (m)		2,634,000	2,630,839
Bank Loan Obligations - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.: - continued
Tranche B 5LN, term loan 2.922% 3/31/17 (m)		$ 4,354,000	$ 4,354,000
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (m)		4,749,000	4,440,315
INC Research LLC Tranche B, term loan 4.5% 11/13/21 (m)		1,774,000	1,776,218
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (m)		1,505,000	1,501,238
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (m)		906,000	909,398
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (m)		4,032,000	4,006,800
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (m)		229,000	226,710
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (m)		540,000	542,700
Tranche B 2LN, term loan 4.25% 7/3/19 (m)		1,647,000	1,642,883
			46,841,754
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (m)		7,136,000	7,082,480
Pharmaceuticals - 0.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (m)		1,789,817	1,787,579
Grifols, S.A. Tranche B, term loan 3.172% 2/27/21 (m)		1,494,000	1,490,265
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (m)		2,355,000	2,343,225
Tranche B 1LN, term loan 4.25% 1/28/21 (m)		8,589,230	8,460,391
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (m)		4,033,000	4,022,918
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (m)		1,882,000	1,877,690
Tranche E, term loan 3.5% 8/5/20 (m)		1,882,000	1,877,032
			21,859,100
TOTAL HEALTH CARE			78,498,197
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (m)		3,764,000	3,778,115
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (m)		$ 512,000	$ 510,720
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (m)		443,000	438,570
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (m)		2,028,000	2,028,000
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (m)		4,134,000	4,118,498
Tranche D, term loan 3.75% 6/4/21 (m)		6,103,950	6,088,690
			16,962,593
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (m)		3,400,000	3,417,000
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (m)		1,583,000	1,579,043
			4,996,043
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (m)		7,049,194	6,890,587
Tranche 2LN, term loan 7.75% 4/1/22 (m)		1,260,000	1,234,800
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (m)		877,000	859,460
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (m)		430,000	428,925
			9,413,772
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (m)		3,681,000	3,662,595
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (m)		1,501,000	1,493,495
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)		2,569,050	2,504,824
Garda World Security Corp.:
term loan 4% 11/8/20 (m)		1,994,817	1,974,869
Tranche DD, term loan 4% 11/8/20 (m)		510,302	505,199
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (m)		7,298,190	7,243,454
Metal Services LLC Tranche B, term loan 6% 6/30/17 (m)		1,117,000	1,118,396
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (m)		$ 616,000	$ 617,540
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (m)		2,415,000	2,276,138
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (m)		560,000	557,200
Tranche B 1LN, term loan 4% 12/18/20 (m)		4,444,000	4,399,560
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (m)		558,000	553,815
			26,907,085
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (m)		8,810,622	8,887,715
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (m)		1,505,000	1,503,119
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (m)		559,000	559,000
			2,062,119
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (m)		2,675,000	2,688,375
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (m)		2,281,000	2,252,488
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (m)		915,000	873,825
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (m)		1,528,000	1,533,806
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 2/3/22 (r)		2,981,000	3,007,084
Rexnord LLC Tranche B, term loan 4% 8/21/20 (m)		3,467,312	3,458,644
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (m)		1,126,000	1,117,555
			14,931,777
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (m)		2,217,000	2,205,915
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Marine - continued
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (m)		$ 1,103,000	$ 791,403
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (m)		2,146,000	2,140,635
			5,137,953
Professional Services - 0.0%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (m)		1,317,000	1,323,585
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3.5% 3/11/18 (m)		1,129,000	1,120,533
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (m)		1,757,000	1,755,542
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (m)		2,235,000	2,212,650
			5,088,725
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (m)		2,408,000	2,408,000
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (m)		1,210,000	1,205,463
			3,613,463
TOTAL INDUSTRIALS			99,324,830
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)		1,762,000	1,762,000
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (r)		1,915,000	1,929,363
			3,691,363
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 4.5% 4/9/21 (m)		474,850	460,605
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (m)		664,000	666,490
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (m)		$ 627,000	$ 626,373
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)		6,770,714	6,703,007
			8,456,475
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (m)		1,494,000	1,449,180
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (m)		2,046,377	2,043,819
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (m)		2,245,238	2,003,874
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (m)		951,000	946,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (m)		752,000	744,480
			7,187,598
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (m)		1,490,000	1,475,100
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (m)		1,401,000	1,302,930
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (m)		1,877,000	1,862,923
First Data Corp.:
term loan 3.6715% 3/24/17 (m)		7,113,000	7,095,218
Tranche B, term loan 4.1715% 3/24/21 (m)		1,882,000	1,882,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (m)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (m)		1,170,000	1,170,000
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (m)		1,033,000	1,038,165
Presidio, Inc. Tranche B, term loan 6.25% 2/2/22 (m)		1,505,000	1,459,850
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (m)		880,000	878,900
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (m)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (m)		885,000	883,894
			20,267,670
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (m)		2,044,000	2,049,110
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (m)		$ 3,253,000	$ 3,244,868
NXP BV Tranche D, term loan 3.25% 1/11/20 (m)		1,877,000	1,867,615
			7,161,593
Software - 0.2%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (m)		1,969,000	1,973,923
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (m)		458,000	455,710
Tranche B 2LN, term loan 7.5% 1/23/22 (m)		116,000	115,710
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (m)		675,000	641,250
5% 9/10/20 (m)		9,740,000	9,301,700
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (m)		12,974,594	13,234,086
Tranche B 1LN, term loan 4.5% 10/30/19 (m)		3,680,000	3,689,200
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (m)		3,745,000	3,688,825
Tranche 2LN, term loan 8% 4/9/22 (m)		1,693,000	1,608,350
TIBCO Software, Inc. term loan 5.5% 12/5/15 (m)		1,882,000	1,872,590
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (m)		771,000	771,000
Tranche B 1LN, term loan 5.5% 11/12/21 (m)		698,000	702,363
			38,054,707
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (m)		16,306,760	16,368,725
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (m)		2,582,000	2,562,635
			18,931,360
TOTAL INFORMATION TECHNOLOGY			103,750,766
MATERIALS - 0.5%
Chemicals - 0.1%
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (m)		182,000	181,090
Tranche B 1LN, term loan 4.75% 5/20/21 (m)		1,123,000	1,114,578
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (m)		$ 781,000	$ 764,404
Tranche B 1LN, term loan 4.5% 6/12/21 (m)		647,000	644,574
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (m)		752,000	736,960
Tranche B 1LN, term loan 4.5% 12/2/19 (m)		1,490,000	1,473,238
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (m)		2,222,000	2,222,000
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (m)		1,129,000	1,095,130
Tranche B 1LN, term loan 6% 12/5/21 (m)		4,129,000	4,149,645
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (m)		1,879,000	1,888,395
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (m)		3,199,000	3,222,993
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (m)		4,125,000	4,063,125
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (m)		1,521,000	1,509,593
			23,065,725
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (m)		539,000	539,000
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (m)		4,779,000	4,755,105
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (m)		1,129,000	1,123,355
Tranche B 1LN, term loan 4.5% 10/1/21 (m)		5,638,000	5,659,143
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)		3,552,000	3,534,240
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (m)		3,189,000	3,201,118
Charter NEX U.S. Holdings, Inc.:
Tranche 2LN, term loan 9.25% 2/5/23 (m)		752,000	752,000
Tranche B 1LN, term loan 5.25% 2/5/22 (m)		1,882,000	1,886,705
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (m)		752,000	752,000
Tranche B 1LN, term loan 4.5% 5/31/20 (m)		1,483,000	1,479,293
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (m)		2,532,000	2,481,360
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (m)		$ 9,373,000	$ 9,408,149
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (m)		2,960,944	2,931,335
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (m)		738,000	726,930
			39,229,733
Metals & Mining - 0.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (m)		2,628,000	2,312,640
Tranche B 2LN, term loan 8.75% 12/19/20 (m)		1,296,000	1,198,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (m)		1,666,000	1,641,010
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (m)		3,615,000	3,506,550
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (m)		18,963,606	17,588,745
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (m)		601,000	600,249
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (m)		787,000	757,488
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (m)		7,020,000	6,765,525
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (m)		752,000	594,080
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (m)		4,707,000	3,080,449
			38,045,536
TOTAL MATERIALS			100,340,994
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (m)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (m)		13,059,000	13,124,295
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		6,842,000	6,876,210
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (m)		3,638,000	3,615,263
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (m)		2,414,000	2,407,965
Tranche B, term loan 5.25% 2/22/19 (m)		2,039,000	2,033,903
Bank Loan Obligations - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (m)		$ 2,742,000	$ 2,745,565
Tranche B 4LN, term loan 4% 1/15/20 (m)		3,011,000	3,011,000
Tranche B 5LN, term loan 4.5% 1/31/22 (m)		3,764,000	3,782,820
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (m)		163,000	160,555
Tranche B 1LN, term loan 4% 4/11/20 (m)		2,542,000	2,522,935
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (m)		2,724,000	2,676,330
Tranche B 1LN, term loan 4.75% 4/30/20 (m)		2,839,000	2,789,318
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (m)		1,505,000	1,501,238
			49,894,567
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (m)		1,509,000	1,505,605
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (m)		1,728,000	1,624,320
Tranche D, term loan 3.8125% 3/31/15 (m)		2,161,000	2,031,340
Tranche D-2, term loan 3.7551% 3/31/19 (m)		2,506,000	2,355,640
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)		4,150,000	4,118,875
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (m)		1,882,000	1,858,475
			13,494,255
TOTAL TELECOMMUNICATION SERVICES			63,388,822
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (m)(s)		162,000	162,000
6.375% 8/13/19 (m)		2,457,000	2,457,000
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (m)		1,825,000	1,820,438
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (m)		3,026,952	2,939,927
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (m)		3,745,000	3,745,000
Tranche C, term loan 5.25% 3/14/21 (m)		263,000	263,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (m)		$ 1,088,000	$ 1,086,640
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (m)		7,078,000	7,086,848
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (m)		8,408,250	8,408,250
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (m)		1,797,000	1,812,724
InterGen NV Tranche B, term loan 5.5% 6/13/20 (m)		2,228,000	2,189,010
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (m)		3,024,000	3,020,371
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (m)		557,000	561,178
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (m)		2,006,000	2,006,000
TXU Energy LLC Tranche B, term loan:
4.6616% 10/10/17 (c)(m)		1,603,000	1,015,901
4.6616% 10/10/14 (c)(m)		452,000	285,325
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (m)		593,000	590,035
			39,449,647
Gas Utilities - 0.0%
EP Energy LLC term loan 4.5% 4/30/19 (m)		282,000	267,900
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		4,907,000	4,747,523
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (m)		2,656,000	2,490,000
Veresen Midstream LP Tranche B, term loan 2/27/22 (r)		2,055,000	2,049,863
			9,555,286
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (m)		1,505,000	1,506,881
Tranche B 3LN, term loan 4% 10/9/19 (m)		2,529,000	2,532,161
Tranche B 4LN, term loan 4% 10/31/20 (m)		3,746,000	3,746,000
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (m)		697,000	694,386
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)		2,653,000	2,671,239
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (m)		491,000	493,455
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)		$ 649,000	$ 606,815
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (m)		2,917,000	2,927,939
			15,178,876
TOTAL UTILITIES			64,183,809
TOTAL BANK LOAN OBLIGATIONS (Cost $1,058,224,544)			1,058,705,693
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		941,969	916,065
Goldman Sachs 1.1875% 12/14/19 (m)		807,292	785,091
Mizuho 1.1875% 12/14/19 (m)		378,525	368,115
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,935,116)			2,069,271
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $23,187,190)		23,245,000	23,743,814
Preferred Securities - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		2,080,000	2,118,364
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		850,000	825,063
FINANCIALS - 0.4%
Banks - 0.4%
Banco Do Brasil SA 9% (f)(g)(m)		825,000	712,016
Bank of America Corp. 6.25% (g)(m)		1,660,000	1,758,454
Preferred Securities - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 7.625% 11/21/22		$ 21,430,000	$ 24,975,168
Barclays PLC 8.25% (g)(m)		5,470,000	5,932,941
Citigroup, Inc. 6.3% (g)(m)		6,000,000	6,223,185
Credit Agricole SA:
6.625% (f)(g)(m)		10,750,000	10,803,899
6.625% 12/31/49 (Reg. S) (m)		2,850,000	2,863,918
JPMorgan Chase & Co.:
6% (g)(m)		1,955,000	2,001,951
6.75% (g)(m)		10,085,000	10,941,227
KBC Groupe SA 5.625% (Reg. S) (g)(m)	EUR	2,850,000	3,260,560
Wells Fargo & Co. 5.875% (g)(m)		2,000,000	2,116,992
			71,590,311
Capital Markets - 0.0%
Deutsche Bank AG 7.5% (g)(m)		5,600,000	5,778,069
UBS Group AG:
7% (Reg. S) (g)(m)		2,850,000	2,980,119
7.125% (Reg. S) (g)(m)		2,900,000	3,032,536
			11,790,724
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		650,000	551,315
8.625% (Reg. S) (g)		200,000	169,635
			720,950
TOTAL FINANCIALS			84,101,985
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (f)(g)		3,955,000	3,227,308
7.5% (Reg. S) (g)		100,000	81,604
			3,308,912
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,500,000	1,084,841
Preferred Securities - continued
		Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (g)(m)		$ 2,700,000	$ 2,938,433
Vattenfall Treasury AB 5.25% (g)(m)	EUR	3,000,000	3,521,774
			6,460,207
Multi-Utilities - 0.0%
RWE AG 4.625% (g)(m)	EUR	4,600,000	5,330,441
TOTAL UTILITIES			11,790,648
TOTAL PREFERRED SECURITIES (Cost $103,574,436)			103,229,813
Money Market Funds - 1.9%
Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $359,364,124)	359,364,124	359,364,124
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (d)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	$ 37,541
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	37,541
TOTAL PURCHASED SWAPTIONS (Cost $176,184)				75,082
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $19,040,529,398)		19,576,083,680
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(333,649,664)
NET ASSETS - 100%		$ 19,242,434,016
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 3/1/30	$ (8,600,000)	(8,809,624)
3% 3/1/30	(5,200,000)	(5,444,562)
3% 3/1/30	(5,200,000)	(5,444,562)
TOTAL FANNIE MAE		(19,698,748)
Ginnie Mae
3% 3/1/45	(5,000,000)	(5,131,641)
3% 3/1/45	(5,000,000)	(5,131,641)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Ginnie Mae - continued
3.5% 3/1/45	$ (35,600,000)	$ (37,338,280)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(30,100,000)	(32,011,820)
TOTAL GINNIE MAE		(114,283,990)
TOTAL TBA SALE COMMITMENTS (Proceeds $133,790,086)		$ (133,982,738)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2015	$ 2,159,948	$ 85,730
158 Eurex Euro-Bobl Contracts (Germany)	March 2015	23,193,923	199,416
96 Eurex Euro-Bund Contracts (Germany)	March 2015	17,130,596	573,271
4 ICE Long Gilt Contracts (United Kingdom)	June 2015	732,217	1,569
60 TME 10 Year Canadian Note Contracts (Canada)	June 2015	6,894,168	64,704
2 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2015	2,472,727	16,186
TOTAL BOND INDEX CONTRACTS		$ 52,583,579	$ 940,876
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Treasury Contracts
25 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 2,982,031	$ 13,818
58 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	9,760,313	90,964
TOTAL TREASURY CONTRACTS		$ 12,742,344	$ 104,782
TOTAL PURCHASED		$ 65,325,923	$ 1,045,658
Sold
Bond Index Contracts
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2015	559,637	2,209
137 ICE Medium Gilt Contracts (United Kingdom)	June 2015	23,534,434	952
TOTAL BOND INDEX CONTRACTS		$ 24,094,071	$ 3,161
Treasury Contracts
2 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	255,594	(863)
TOTAL SOLD		$ 24,349,665	$ 2,298
		$ 89,675,588	$ 1,047,956

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
5/20/15	AUD	Citibank, N.A.	Sell	121,000	$ 93,693	$ (429)
5/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	194,000	155,819	800
5/20/15	EUR	BNP Paribas	Sell	568,000	645,363	9,119
5/20/15	EUR	Credit Suisse Intl.	Buy	1,518,000	1,732,556	(32,171)
5/20/15	EUR	Credit Suisse Intl.	Sell	567,000	636,435	1,311
5/20/15	EUR	Credit Suisse Intl.	Sell	32,981,000	37,716,610	773,008
5/20/15	GBP	BNP Paribas	Buy	3,584,000	5,503,691	26,411
5/20/15	GBP	Credit Suisse Intl.	Buy	456,000	704,370	(764)
5/20/15	GBP	Credit Suisse Intl.	Buy	6,368,000	9,859,613	(33,808)
5/20/15	GBP	Credit Suisse Intl.	Sell	49,521,000	75,642,288	(768,466)
5/20/15	JPY	Credit Suisse Intl.	Sell	16,700,000	142,370	2,620
						$ (22,369)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Centrica PLC		Mar. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,150,000	$ (52,404)	$ 51,211	$ (1,193)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(106,763)	9,358	(97,405)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(31,976)	(31,149)	(63,125)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(4,983)	(1,877)	(6,860)
Telecom Italia Spa New		Mar. 2020	Credit Suisse International	(1%)	EUR	2,250,000	28,752	(107,208)	(78,456)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(109,714)	(61,068)	(170,782)
TOTAL BUY PROTECTION							(277,088)	(140,733)	(417,821)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	390,408	(406,837)	(16,429)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(16,380)	0	(16,380)
TOTAL SELL PROTECTION							374,028	(406,837)	(32,809)
TOTAL CREDIT DEFAULT SWAPS							$ 96,940	$ (547,570)	$ (450,630)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/ (Depreciation)
CME	Mar. 2025	$ 38,100,000	3-month LIBOR	3%	$ (218,657)	$ 0	$ (218,657)
CME	Mar. 2045	20,200,000	3-month LIBOR	3.5%	(1,228,643)	0	(1,228,643)
TOTAL INTEREST RATE SWAPS					$ (1,447,300)	$ 0	$ (1,447,300)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,044,841,069 or 10.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,291,092.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $148,148.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,475,719.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) The coupon rate will be determined upon settlement of the loan after period end.
(s) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled 162,000 and 120,498, respectively.
* Amount represents less than $1.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 328,778
Fidelity Floating Rate Central Fund	17,841,050
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 22,432,917
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,209	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,108	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,398,564	$ 1,398,564	$ -	$ -
Financials	16,627,835	16,367,116	260,719	-
Materials	2,697,574	2,697,574	-	-
Telecommunication Services	462,462	328,054	-	134,408
Corporate Bonds	7,253,689,479	-	7,253,677,175	12,304
U.S. Government and Government Agency Obligations	5,780,880,385	-	5,780,880,385	-
U.S. Government Agency - Mortgage Securities	2,451,303,891	-	2,451,303,891	-
Asset-Backed Securities	212,839,988	-	210,640,627	2,199,361
Collateralized Mortgage Obligations	432,426,681	-	432,425,419	1,262
Commercial Mortgage Securities	1,298,722,032	-	1,294,790,541	3,931,491
Municipal Securities	286,486,455	-	286,486,455	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 291,277,121	$ -	$ 289,533,300	$ 1,743,821
Supranational Obligations	83,416	-	83,416	-
Bank Loan Obligations	1,058,705,693	-	1,042,357,882	16,347,811
Sovereign Loan Participations	2,069,271	-	-	2,069,271
Bank Notes	23,743,814	-	23,743,814	-
Preferred Securities	103,229,813	-	103,229,813	-
Money Market Funds	359,364,124	359,364,124	-	-
Purchased Swaptions	75,082	-	75,082	-
Total Investments in Securities:	$ 19,576,083,680	$ 380,155,432	$ 19,169,488,519	$ 26,439,729
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 813,269	$ -	$ 813,269	$ -
Futures Contracts	1,048,819	1,048,819	-	-
Swaps	419,160	-	419,160	-
Total Assets	$ 2,281,248	$ 1,048,819	$ 1,232,429	$ -
Liabilities
Foreign Currency Contracts	$ (835,638)	$ -	$ (835,638)	$ -
Futures Contracts	(863)	(863)	-	-
Swaps	$ (1,769,520)	$ -	$ (1,769,520)	$ -
Total Liabilities	(2,606,021)	(863)	(2,605,158)	-
Total Other Derivative Instruments:	$ (324,773)	$ 1,047,956	$ (1,372,729)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (133,982,738)	$ -	$ (133,982,738)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 75,082	$ -
Swaps (d)	419,160	(322,220)
Total Credit Risk	494,242	(322,220)
Foreign Exchange Risk
Foreign Currency Contracts (a)	813,269	(835,638)
Interest Rate Risk
Futures Contracts (b)	1,048,819	(863)
Swaps (d)	-	(1,447,300)
Total Interest Rate Risk	1,048,819	(1,448,163)
Total Value of Derivatives	$ 2,356,330	$ (2,606,021)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.8%
Mexico	2.1%
United Kingdom	1.9%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,681,165,274)	$ 19,216,719,556
Fidelity Central Funds (cost $359,364,124)	359,364,124
Total Investments (cost $19,040,529,398)		$ 19,576,083,680
Cash		1,165,203
Foreign currency held at value (cost $1,904,641)		1,900,366
Receivable for investments sold Regular delivery		79,937,637
Delayed delivery		2,015,000
Receivable for TBA sale commitments		133,790,086
Unrealized appreciation on foreign currency contracts		813,269
Receivable for fund shares sold		35,717,964
Dividends receivable		1,244,852
Interest receivable		122,475,673
Distributions receivable from Fidelity Central Funds		67,156
Bi-lateral OTC swaps, at value		419,160
Other receivables		145,062
Total assets		19,955,775,108

Liabilities
Payable for investments purchased Regular delivery	$ 64,389,496
Delayed delivery	488,993,994
TBA sale commitments, at value	133,982,738
Unrealized depreciation on foreign currency contracts	835,638
Payable for fund shares redeemed	15,592,358
Distributions payable	1,572,245
Bi-lateral OTC swaps, at value	322,220
Accrued management fee	4,910,955
Distribution and service plan fees payable	279,679
Payable for daily variation margin for derivative instruments	76,858
Other affiliated payables	2,277,487
Other payables and accrued expenses	107,424
Total liabilities		713,341,092

Net Assets		$ 19,242,434,016
Net Assets consist of:
Paid in capital		$ 18,690,440,842
Undistributed net investment income		32,617,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,045,486)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		534,421,231
Net Assets		$ 19,242,434,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($771,320,730 ÷ 71,442,653 shares)	$ 10.80

Maximum offering price per share (100/96.00 of $10.80)	$ 11.25
Class T: Net Asset Value and redemption price per share ($86,084,216 ÷ 7,987,071 shares)	$ 10.78

Maximum offering price per share (100/96.00 of $10.78)	$ 11.23
Class B: Net Asset Value and offering price per share ($4,021,304 ÷ 372,322 shares)A	$ 10.80

Class C: Net Asset Value and offering price per share ($126,319,001 ÷ 11,700,392 shares)A	$ 10.80

Total Bond: Net Asset Value, offering price and redemption price per share ($17,113,968,081 ÷ 1,585,494,684 shares)	$ 10.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,140,618,998 ÷ 105,831,451 shares)	$ 10.78

Class Z: Net Asset Value, offering price and redemption price per share ($101,686 ÷ 9,432 shares)	$ 10.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2015

Investment Income
Dividends		$ 2,614,515
Interest		266,740,818
Income from Fidelity Central Funds		22,432,917
Total income		291,788,250

Expenses
Management fee	$ 26,869,366
Transfer agent fees	9,111,839
Distribution and service plan fees	1,492,683
Fund wide operations fee	3,336,595
Independent trustees' compensation	35,537
Miscellaneous	17,638
Total expenses before reductions	40,863,658
Expense reductions	(1,878)	40,861,780
Net investment income (loss)		250,926,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,471,242
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,826,593
Futures contracts	1,006,573
Swaps	(4,472,097)
Total net realized gain (loss)		290,319,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(187,056,586)
Assets and liabilities in foreign currencies	(5,309,997)
Futures contracts	841,450
Swaps	(1,175,728)
Delayed delivery commitments	361,065
Total change in net unrealized appreciation (depreciation)		(192,339,796)
Net gain (loss)		97,979,916
Net increase (decrease) in net assets resulting from operations		$ 348,906,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,926,470	$ 415,512,458
Net realized gain (loss)	290,319,712	77,368,067
Change in net unrealized appreciation (depreciation)	(192,339,796)	416,914,720
Net increase (decrease) in net assets resulting from operations	348,906,386	909,795,245
Distributions to shareholders from net investment income	(241,723,989)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(294,092,862)	(520,202,549)
Share transactions - net increase (decrease)	3,280,924,166	3,089,248,773
Total increase (decrease) in net assets	3,335,737,690	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $32,617,429 and undistributed net investment income of $23,414,948, respectively)	$ 19,242,434,016	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.141	.292	.263	.322	.381	.428
Net realized and unrealized gain (loss)	.057	.382	(.468)	.438	.187	.778
Total from investment operations	.198	.674	(.205)	.760	.568	1.206
Distributions from net investment income	(.135)	(.275)	(.250)	(.335)	(.367)	(.402)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.168)	(.384)	(.605)	(.510)	(.578)	(.436)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.86%	6.56%	(1.94)%	7.11%	5.35%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of fee waivers, if any	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of all reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Net investment income (loss)	2.65% A	2.76%	2.41%	2.92%	3.50%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,321	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.139	.290	.265	.328	.386	.426
Net realized and unrealized gain (loss)	.048	.392	(.477)	.433	.186	.778
Total from investment operations	.187	.682	(.212)	.761	.572	1.204
Distributions from net investment income	(.134)	(.273)	(.253)	(.336)	(.371)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.167)	(.382)	(.608)	(.511)	(.582)	(.434)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Total ReturnB, C, D	1.76%	6.65%	(2.01)%	7.14%	5.39%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of fee waivers, if any	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of all reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Net investment income (loss)	2.63% A	2.74%	2.44%	2.97%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,084	$ 57,972	$ 52,848	$ 59,896	$ 60,500	$ 71,349
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.103	.217	.189	.247	.307	.351
Net realized and unrealized gain (loss)	.047	.392	(.469)	.434	.177	.787
Total from investment operations	.150	.609	(.280)	.681	.484	1.138
Distributions from net investment income	(.097)	(.200)	(.175)	(.256)	(.293)	(.324)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.130)	(.309)	(.530)	(.431)	(.504)	(.358)
Net asset value, end of period	$ 10.80	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Total ReturnB, C, D	1.41%	5.91%	(2.61)%	6.36%	4.54%	11.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Net investment income (loss)	1.94% A	2.04%	1.73%	2.24%	2.82%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,021	$ 4,460	$ 7,112	$ 11,515	$ 9,225	$ 13,017
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.099	.211	.185	.246	.308	.354
Net realized and unrealized gain (loss)	.057	.382	(.469)	.434	.187	.778
Total from investment operations	.156	.593	(.284)	.680	.495	1.132
Distributions from net investment income	(.093)	(.194)	(.171)	(.255)	(.294)	(.328)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.126)	(.303)	(.526)	(.430)	(.505)	(.362)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.47%	5.75%	(2.65)%	6.34%	4.65%	11.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.87% A	1.99%	1.69%	2.23%	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,319	$ 83,818	$ 79,711	$ 102,385	$ 63,867	$ 91,439
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) D	.157	.326	.300	.363	.423	.466
Net realized and unrealized gain (loss)	.047	.392	(.478)	.434	.187	.778
Total from investment operations	.204	.718	(.178)	.797	.610	1.244
Distributions from net investment income	(.151)	(.309)	(.287)	(.372)	(.409)	(.440)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.184)	(.418)	(.642)	(.547)	(.620)	(.474)
Net asset value, end of period	$ 10.79	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C	1.92%	7.00%	(1.70)%	7.48%	5.76%	12.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.95% A	3.07%	2.75%	3.29%	3.89%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$17,113,968	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385
Portfolio turnover rateF	122% A, I	108%	201%	155%	168% H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.154	.319	.295	.353	.413	.458
Net realized and unrealized gain (loss)	.047	.393	(.469)	.435	.178	.788
Total from investment operations	.201	.712	(.174)	.788	.591	1.246
Distributions from net investment income	(.148)	(.303)	(.281)	(.363)	(.400)	(.432)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.181)	(.412)	(.636)	(.538)	(.611)	(.466)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Total ReturnB, C	1.89%	6.95%	(1.67)%	7.40%	5.58%	12.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of all reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Net investment income (loss)	2.90% A	3.02%	2.69%	3.20%	3.80%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,140,619	$ 573,410	$ 244,911	$ 596,238	$ 531,451	$ 509,388
Portfolio turnover rateF	122% A, I	108%	201%	155%	168%H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

Period ended February 28,
2015G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.060
Net realized and unrealized gain (loss)	.121
Total from investment operations	.181
Distributions from net investment income	(.061)
Net asset value, end of period	$ 10.78
Total ReturnB, C	1.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.36% A
Expenses net of all reductions	.36% A
Net investment income (loss)	2.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rateF	122% I, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 22, 2014 (commencement of sale of shares) to February 28, 2015. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount not annualized. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 634,937,269
Gross unrealized depreciation	(135,784,815)
Net unrealized appreciation (depreciation) on securities	$ 499,152,454

Tax cost	$ 19,076,931,226

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (19,865,697)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (394,717)	$ (71,086)
Swaps	(162,361)	(97,239)
Total Credit Risk	(557,078)	(168,325)
Foreign Exchange Risk
Foreign Currency Contracts	21,875,563	(5,339,155)
Interest Rate Risk
Futures Contracts	1,006,573	841,450
Swaps	(4,309,736)	(1,078,489)
Total Interest Rate Risk	(3,303,163)	(237,039)
Totals (a)	$ 18,015,322	$ (5,744,519)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

Semiannual Report

4. Derivative Instruments - continued

Options - continued

sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit event.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Interest Rate Swaps - continued

amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $4,118,449,650 and $931,385,895, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 869,556	$ 48,769
Class T	-%	.25%	84,261	810
Class B	.65%	.25%	19,289	13,991
Class C	.75%	.25%	519,577	155,022
			$ 1,492,683	$ 218,592

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48,178
Class T	9,486
Class B*	2,867
Class C*	8,368
$ 68,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 536,565.16
Class T	56,983.17
Class B	4,449.21
Class C	90,852.18
Total Bond	7,797,718.10
Institutional Class	625,270.16
Class Z	2.01
	$ 9,111,839

* Annualized

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,092 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At

Semiannual Report

8. Security Lending - continued

period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $468,202.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,845.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015 A	Year ended August 31, 2014
From net investment income
Class A	$ 8,762,396	$ 13,954,534
Class T	841,087	1,278,101
Class B	38,883	98,704
Class C	899,250	1,370,977
Total Bond	219,920,932	365,495,794
Institutional Class	11,260,889	9,973,176
Class Z	552	-
Total	$ 241,723,989	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Institutional Class	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class A
Shares sold	25,763,602	26,077,273	$ 276,601,134	$ 277,129,495
Reinvestment of distributions	981,246	1,748,624	10,538,894	18,500,215
Shares redeemed	(14,637,677)	(17,864,267)	(157,415,046)	(188,866,328)
Net increase (decrease)	12,107,171	9,961,630	$ 129,724,982	$ 106,763,382
Class T
Shares sold	3,594,733	2,788,455	$ 38,553,238	$ 29,566,996
Reinvestment of distributions	94,100	156,306	1,009,254	1,651,554
Shares redeemed	(1,091,855)	(2,607,297)	(11,699,386)	(27,459,813)
Net increase (decrease)	2,596,978	337,464	$ 27,863,106	$ 3,758,737
Class B
Shares sold	36,455	54,926	$ 391,618	$ 586,880
Reinvestment of distributions	4,091	13,145	43,939	138,775
Shares redeemed	(82,100)	(332,831)	(880,460)	(3,513,622)
Net increase (decrease)	(41,554)	(264,760)	$ (444,903)	$ (2,787,967)
Class C
Shares sold	5,393,088	3,017,051	$ 57,920,736	$ 32,060,704
Reinvestment of distributions	100,125	175,726	1,075,355	1,856,402
Shares redeemed	(1,573,982)	(3,020,982)	(16,866,624)	(31,912,884)
Net increase (decrease)	3,919,231	171,795	$ 42,129,467	$ 2,004,222
Total Bond
Shares sold	367,507,316	472,537,567	$ 3,941,373,951	$ 5,013,051,437
Reinvestment of distributions	23,854,065	43,741,412	256,190,120	463,024,654
Shares redeemed	(156,452,760)	(266,060,657)	(1,678,427,866)	(2,814,029,450)
Net increase (decrease)	234,908,621	250,218,322	$ 2,519,136,205	$ 2,662,046,641
Institutional Class
Shares sold	63,344,732	37,515,573	$ 678,116,214	$ 397,915,160
Reinvestment of distributions	1,196,889	1,097,010	12,841,985	11,632,287
Shares redeemed	(12,024,782)	(8,713,037)	(128,543,442)	(92,083,689)
Net increase (decrease)	52,516,839	29,899,546	$ 562,414,757	$ 317,463,758

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class Z
Shares sold	9,381	-	$ 100,000	$ -
Reinvestment of distributions	51	-	552	-
Net increase (decrease)	9,432	-	$ 100,552	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ATBZ-SANN-0415
1.9862224.100
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Total Bond

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and for the period (December 22, 2014 to February 28, 2015) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value February 28, 2015	Expenses Paid During Period
Class A	.76%
Actual		$ 1,000.00	$ 1,018.60	$ 3.80 C
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81 D
Class T	.78%
Actual		$ 1,000.00	$ 1,017.60	$ 3.90 C
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91 D
Class B	1.47%
Actual		$ 1,000.00	$ 1,014.10	$ 7.34 C
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35 D
Class C	1.54%
Actual		$ 1,000.00	$ 1,014.70	$ 7.69 C
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70 D
Total Bond	.45%
Actual		$ 1,000.00	$ 1,019.20	$ 2.25 C
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26 D
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,018.90	$ 2.55 C
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56 D
Class Z	.36%
Actual		$ 1,000.00	$ 1,016.80	$ .69 C
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total bond and Institutional Class and multiplied by 69/365 (to reflect the period December 22, 2014 to Febru-ary 28, 2015) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
AAA 3.9%	AAA 3.9%
AA 2.1%	AA 2.0%
A 9.4%	A 7.8%
BBB 22.7%	BBB 22.5%
BB and Below 15.7%	BB and Below 10.1%
Not Rated 1.3%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.4	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.1	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Corporate Bonds 37.7%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 44.0%	U.S. Government and U.S. Government Agency Obligations 50.5%
Asset-Backed Securities 1.1%	Asset-Backed Securities 1.0%
CMOs and Other Mortgage Related Securities 7.2%	CMOs and Other Mortgage Related Securities 6.4%
Municipal Bonds 1.5%	Municipal Bonds 1.8%
Stocks 0.3%	Stocks 0.1%
Other Investments 7.4%	Other Investments 5.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

* Foreign investments	10.2%	** Foreign investments	9.9%
* Futures and Swaps	(0.2)%	**Futures and Swaps	(0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.7%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		$ 3,045,000	$ 3,319,050
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(m)		1,160,000	1,270,200
6.875% 8/15/18 pay-in-kind (f)(m)		1,010,000	1,057,975
			5,647,225
Automobiles - 0.9%
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,577,267
General Motors Co.:
3.5% 10/2/18		9,215,000	9,491,450
6.25% 10/2/43		1,543,000	1,914,593
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,992,490
3% 9/25/17		6,726,000	6,877,335
3.15% 1/15/20		27,252,000	27,537,955
3.25% 5/15/18		4,810,000	4,912,213
3.5% 7/10/19		10,761,000	11,069,572
4% 1/15/25		18,085,000	18,551,249
4.25% 5/15/23		5,420,000	5,677,450
4.375% 9/25/21		25,963,000	27,585,688
4.75% 8/15/17		5,050,000	5,354,263
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (f)		33,222,000	33,706,011
			163,247,536
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,231,567
4.25% 6/15/23		8,466,000	9,095,633
			10,327,200
Hotels, Restaurants & Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (f)		5,650,000	4,844,875
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,312,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	139,550
6.75% 6/1/19		475,000	496,375
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,818,625
MCE Finance Ltd. 5% 2/15/21 (f)		7,845,000	7,570,425
NCL Corp. Ltd.:
5% 2/15/18		3,950,000	4,038,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd.: - continued
5.25% 11/15/19 (f)		$ 2,905,000	$ 2,984,888
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		3,530,000	3,556,475
11% 10/1/21 (f)		1,770,000	1,566,450
Royal Caribbean Cruises Ltd. 7.5% 10/15/27		1,885,000	2,229,013
Scientific Games Corp.:
6.625% 5/15/21 (f)		8,635,000	6,562,600
7% 1/1/22 (f)		7,445,000	7,668,350
10% 12/1/22 (f)		10,060,000	9,858,800
Speedway Motorsports, Inc. 5.125% 2/1/23 (f)		3,315,000	3,406,163
Times Square Hotel Trust 8.528% 8/1/26 (f)		760,610	981,629
Wynn Macau Ltd. 5.25% 10/15/21 (f)		9,820,000	9,648,150
			73,683,243
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	865,000
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,706,063
4.5% 6/15/19		1,860,000	1,915,800
4.5% 11/15/19		1,840,000	1,881,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,048,731
8.25% 2/15/21		1,815,000	1,910,288
Standard Pacific Corp.:
5.875% 11/15/24		4,810,000	4,906,200
8.375% 5/15/18		300,000	343,500
Toll Brothers Finance Corp. 4.375% 4/15/23		2,615,000	2,641,150
William Lyon Homes, Inc.:
5.75% 4/15/19		5,935,000	5,964,675
7% 8/15/22		10,230,000	10,357,875
			35,540,682
Internet & Catalog Retail - 0.0%
Netflix, Inc.:
5.5% 2/15/22 (f)		2,645,000	2,729,111
5.875% 2/15/25 (f)		2,645,000	2,734,269
			5,463,380
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 1.8%
Altice SA:
7.625% 2/15/25 (f)		$ 3,805,000	$ 3,928,663
7.75% 5/15/22 (f)		13,575,000	14,016,188
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	704,865
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		1,200,000	1,237,500
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,692,988
9% 12/15/19		6,930,000	6,843,375
10% 1/15/18		4,260,000	3,786,075
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,381,700
Columbus International, Inc. 7.375% 3/30/21 (f)		11,476,000	12,049,800
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,765,584
4.75% 3/1/44		12,000,000	13,848,840
4.95% 6/15/16		2,344,000	2,471,786
6.45% 3/15/37		2,196,000	2,994,804
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,841,229
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,807,966
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,774,015
6.35% 6/1/40		6,392,000	7,805,687
iHeartCommunications, Inc. 10.625% 3/15/23 (f)		2,695,000	2,762,375
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21		8,111,000	9,124,875
MDC Partners, Inc. 6.75% 4/1/20 (f)		1,885,000	1,983,963
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(m)		9,650,000	9,686,188
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,364,764
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	6,017,171
News America, Inc.:
6.15% 3/1/37		4,759,000	6,131,343
6.15% 2/15/41		11,572,000	15,073,595
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		850,000	862,750
Numericable Group SA:
4.875% 5/15/19 (f)		2,352,000	2,352,000
6% 5/15/22 (f)		5,000,000	5,087,500
6.25% 5/15/24 (f)		2,360,000	2,422,540
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		$ 1,460,000	$ 1,547,600
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,293,200
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,690,948
3.85% 9/29/24		11,394,000	11,749,254
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,485,813
5.85% 5/1/17		3,419,000	3,726,990
6.55% 5/1/37		12,610,000	15,228,832
6.75% 7/1/18		13,763,000	15,810,948
8.25% 4/1/19		24,391,000	29,788,631
Time Warner, Inc.:
5.875% 11/15/16		368,000	397,676
6.2% 3/15/40		11,792,000	14,951,183
6.5% 11/15/36		9,243,000	12,046,060
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,924,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (f)		965,000	986,713
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,506,465
VTR Finance BV 6.875% 1/15/24 (f)		980,000	1,026,550
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(m)		215,000	220,375
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,267,000
			336,468,367
Multiline Retail - 0.1%
Family Tree Escrow LLC:
5.25% 3/1/20 (f)		450,000	470,250
5.75% 3/1/23 (f)		2,240,000	2,357,600
JC Penney Corp., Inc.:
5.65% 6/1/20		6,480,000	5,556,600
5.75% 2/15/18		4,130,000	3,902,850
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		6,040,000	5,889,000
			24,935,075
Specialty Retail - 0.0%
DPL, Inc. 7.75% 10/15/20 (f)		600,000	546,000
Hot Topic, Inc. 9.25% 6/15/21 (f)		4,395,000	4,801,538
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		$ 950,000	$ 991,420
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		2,465,000	2,594,413
			8,933,371
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (f)		1,600,000	1,536,000
TOTAL CONSUMER DISCRETIONARY			665,782,079
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,448,500
4.25% 5/1/23		5,205,000	5,400,188
6% 5/1/22		23,545,000	26,959,025
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,340,224
2.75% 4/1/23 (f)		7,651,000	7,536,740
7.25% 3/10/15	GBP	4,000,000	6,182,810
PepsiCo, Inc. 4.25% 10/22/44		25,543,000	26,725,871
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,676,550
The Coca-Cola Co. 1.625% 3/9/35 (h)	EUR	3,600,000	4,028,581
			97,298,489
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 12/5/18		8,524,000	8,719,720
4% 12/5/23		8,525,000	9,247,792
DS Services of America, Inc. 10% 9/1/21 (f)		745,000	869,788
ESAL GmbH 6.25% 2/5/23 (f)		14,310,000	13,844,925
Minerva Luxmbourg SA:
7.75% 1/31/23 (f)		6,850,000	6,747,250
7.75% 1/31/23 (Reg. S)		680,000	669,800
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	3,105,900
7.75% 11/15/22		1,300,000	1,374,750
Tesco PLC 5% 3/24/23	GBP	2,500,000	4,026,264
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,793,838
2.7% 11/18/19		8,473,000	8,623,336
3.3% 11/18/21		10,050,000	10,340,385
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.: - continued
3.8% 11/18/24		$ 7,676,000	$ 7,992,420
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,212,927
			80,569,095
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,604,171
3.2% 1/25/23		3,879,000	3,825,850
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,205,000
H.J. Heinz Co. 4.875% 2/15/25 (f)		3,320,000	3,336,600
JBS Investments GmbH:
7.25% 4/3/24 (f)		11,050,000	11,271,000
7.75% 10/28/20 (f)		6,470,000	6,809,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		6,410,000	6,401,988
7.25% 6/1/21 (f)		2,730,000	2,871,673
8.25% 2/1/20 (f)		1,510,000	1,600,600
Kraft Foods Group, Inc. 5% 6/4/42		27,795,000	30,101,485
Post Holdings, Inc.:
6% 12/15/22 (f)		7,870,000	7,742,113
6.75% 12/1/21 (f)		5,030,000	5,143,175
			85,913,330
Personal Products - 0.0%
Prestige Brands, Inc. 5.375% 12/15/21 (f)		2,335,000	2,367,106
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,560,737
4% 1/31/24		6,408,000	6,864,442
4.25% 8/9/42		9,573,000	9,650,541
4.75% 5/5/21		7,000,000	7,800,541
5.375% 1/31/44		10,973,000	12,995,697
9.7% 11/10/18		7,983,000	10,269,148
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,271,265
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,348,431
4.75% 11/1/42		31,385,000	31,869,679
6.15% 9/15/43		4,511,000	5,455,955
6.75% 6/15/17		3,719,000	4,133,103
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
7.25% 6/15/37		$ 5,056,000	$ 6,639,261
Vector Group Ltd. 7.75% 2/15/21		5,430,000	5,796,525
			122,655,325
TOTAL CONSUMER STAPLES			388,803,345
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 2/15/19		565,000	446,350
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	10,711,759
5.35% 3/15/20 (f)		8,816,000	8,688,900
5.85% 5/21/43 (f)(m)		6,758,000	5,423,295
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,037,346
5% 10/1/21		7,366,000	7,978,159
6.5% 4/1/20		738,000	848,317
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,919,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,953,200
6% 10/1/22		995,000	910,425
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	5,765,200
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,005,000	2,824,700
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	756,500
5.875% 4/1/20		585,000	535,275
Offshore Group Investment Ltd.:
7.125% 4/1/23		621,000	405,203
7.5% 11/1/19		3,400,000	2,176,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,270,940
Transocean, Inc.:
2.5% 10/15/17		1,000,000	915,000
5.05% 12/15/16		7,572,000	7,581,465
			73,147,034
Oil, Gas & Consumable Fuels - 5.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,585,300
4.875% 3/15/24		190,000	195,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Afren PLC:
6.625% 12/9/20 (f)		$ 780,000	$ 299,520
10.25% 4/8/19 (Reg. S)		2,075,000	817,550
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (f)(m)		4,733,000	3,810,065
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,146,949
Antero Resources Corp. 5.125% 12/1/22 (f)		2,820,000	2,777,700
Approach Resources, Inc. 7% 6/15/21		1,715,000	1,564,938
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,937,335
2.315% 2/13/20		37,777,000	37,920,893
3.535% 11/4/24		15,450,000	15,871,646
3.814% 2/10/24		11,032,000	11,555,303
4.5% 10/1/20		5,954,000	6,575,538
4.742% 3/11/21		8,800,000	9,790,572
California Resources Corp.:
5% 1/15/20 (f)		4,620,000	4,238,850
5.5% 9/15/21 (f)		3,970,000	3,622,625
6% 11/15/24 (f)		975,000	868,969
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,988,292
3.9% 2/1/25		24,997,000	25,368,280
Cenovus Energy, Inc. 5.7% 10/15/19		3,980,000	4,420,996
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	939,375
6.125% 2/15/21		6,750,000	7,171,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,968,464
6.125% 7/15/22		1,240,000	1,328,350
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,354,340
CONSOL Energy, Inc. 5.875% 4/15/22		4,935,000	4,737,600
Consolidated Energy Finance SA 6.75% 10/15/19 (f)		6,425,000	6,360,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	683,400
7.75% 4/1/19		800,000	833,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,754,141
2.7% 4/1/19		5,789,000	5,470,287
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
3.875% 3/15/23		$ 5,532,000	$ 5,015,289
Denbury Resources, Inc. 5.5% 5/1/22		6,190,000	5,787,650
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	68,040
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,550,187
6.45% 11/3/36 (f)		13,741,000	12,716,306
EDC Finance Ltd. 4.875% 4/17/20 (f)		3,670,000	2,899,300
El Paso Corp. 6.5% 9/15/20		13,131,000	15,149,721
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,247,249
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)		9,045,000	9,343,259
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	3,931,239
3.9% 5/15/24 (f)		4,249,000	4,168,558
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,900,700
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	4,592,950
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,003,663
3.75% 2/15/25		9,982,000	10,378,335
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		6,075,000	6,287,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,885,000	1,932,125
9.375% 5/1/20		12,080,000	12,895,400
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	958,389
6.875% 5/16/17 (Reg. S)		200,000	201,766
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,935,000	1,993,050
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	234,720
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		1,305,000	1,229,963
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		750,000	731,250
Jupiter Resources, Inc. 8.5% 10/1/22 (f)		6,555,000	5,309,550
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (f)		665,000	565,250
9.125% 7/2/18 (f)		510,000	562,530
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		1,565,000	1,306,775
Kinder Morgan, Inc. 2% 12/1/17		5,467,000	5,480,739
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		1,145,000	1,070,575
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19		$ 2,620,000	$ 2,233,550
6.5% 5/15/19		2,030,000	1,776,250
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,443,278
Motiva Enterprises LLC 5.75% 1/15/20 (f)		4,187,000	4,589,475
MPLX LP 4% 2/15/25		2,532,000	2,568,856
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,299,552
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,133,735
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		5,260,000	5,430,950
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,430,000	1,211,925
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		4,876,000	3,498,530
Pan American Energy LLC 7.875% 5/7/21 (f)		583,000	603,405
Peabody Energy Corp.:
6% 11/15/18		4,320,000	3,931,200
6.25% 11/15/21		2,270,000	1,889,775
7.375% 11/1/16		4,630,000	4,861,500
7.875% 11/1/26		1,790,000	1,432,000
Pemex Project Funding Master Trust 6.625% 6/15/35		1,050,000	1,208,183
Petro-Canada 6.05% 5/15/18		3,850,000	4,328,848
Petrobras Global Finance BV:
1.8806% 5/20/16 (m)		1,285,000	1,220,750
2.3933% 1/15/19 (m)		1,800,000	1,534,500
3% 1/15/19		1,893,000	1,638,940
3.25% 3/17/17		26,728,000	24,900,072
4.375% 5/20/23		20,096,000	16,541,018
4.875% 3/17/20		26,750,000	23,740,625
5.625% 5/20/43		18,504,000	14,770,448
6.25% 3/17/24		1,200,000	1,106,400
7.25% 3/17/44		640,000	578,522
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	4,692,500
3.875% 1/27/16		10,192,000	10,015,475
5.375% 1/27/21		44,755,000	40,269,654
5.75% 1/20/20		11,270,000	10,396,237
6.875% 1/20/40		2,325,000	2,009,265
7.875% 3/15/19		14,017,000	14,191,091
Petroleos de Venezuela SA:
5.375% 4/12/27		1,775,000	573,325
5.5% 4/12/37		655,000	204,966
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 12,035,000	$ 7,932,269
9.75% 5/17/35 (f)		3,220,000	1,228,430
12.75% 2/17/22 (f)		1,595,000	849,338
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,816,422
3.5% 7/18/18		14,963,000	15,462,764
3.5% 7/23/20 (f)		13,960,000	14,211,280
3.5% 1/30/23		11,489,000	11,255,773
4.5% 1/23/26 (f)		46,043,000	46,860,263
4.875% 1/24/22		14,642,000	15,557,125
4.875% 1/18/24		13,072,000	13,902,072
5.5% 1/21/21		12,069,000	13,245,728
5.5% 6/27/44		22,304,000	22,638,560
5.5% 6/27/44 (f)		640,000	649,600
5.625% 1/23/46 (f)		36,355,000	37,282,053
6% 3/5/20		6,145,000	6,959,213
6.375% 1/23/45		14,002,000	15,663,337
6.5% 6/2/41		24,867,000	28,034,558
6.625% (f)(g)		5,520,000	5,580,720
8% 5/3/19		8,600,000	10,328,600
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,779,121
4.875% 11/15/44		34,230,000	36,946,390
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,323,376
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,411,359
6.125% 1/15/17		6,185,000	6,701,948
PT Pertamina Persero:
4.3% 5/20/23 (Reg S.)		200,000	201,548
4.875% 5/3/22 (f)		845,000	883,025
5.25% 5/23/21 (f)		815,000	871,031
6% 5/3/42 (f)		1,095,000	1,122,375
6.5% 5/27/41 (f)		1,500,000	1,635,000
Rice Energy, Inc. 6.25% 5/1/22		7,785,000	7,590,375
Rosetta Resources, Inc.:
5.625% 5/1/21		6,305,000	6,005,513
5.875% 6/1/24		535,000	505,575
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (f)		3,030,000	3,045,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sabine Pass Liquefaction LLC: - continued
5.75% 5/15/24		$ 1,595,000	$ 1,630,888
SemGroup Corp. 7.5% 6/15/21		5,230,000	5,491,500
Sibur Securities Ltd. 3.914% 1/31/18 (f)		1,570,000	1,348,818
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,878,282
Southwestern Energy Co.:
3.3% 1/23/18		6,403,000	6,492,347
4.05% 1/23/20		11,618,000	11,900,759
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	339,524
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,821,736
2.95% 9/25/18		1,960,000	2,022,367
4.6% 6/15/21		2,694,000	2,956,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/18 (f)		3,280,000	3,411,200
Teine Energy Ltd. 6.875% 9/30/22 (f)		6,310,000	5,615,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)		745,000	787,838
6.125% 10/15/21		505,000	535,300
6.25% 10/15/22 (f)		800,000	848,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	10,078,244
4.55% 6/24/24		53,471,000	52,242,023
Total SA 2.625% (Reg. S) (g)(m)	EUR	2,150,000	2,449,746
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,654,229
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,320,972
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,064,575
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,509,436
4.3% 3/4/24		8,588,000	8,834,089
YPF SA:
8.75% 4/4/24 (f)		3,415,000	3,481,593
8.875% 12/19/18 (f)		2,725,000	2,833,183
Zhaikmunai International BV 7.125% 11/13/19 (f)		2,415,000	2,053,233
			1,092,377,490
TOTAL ENERGY			1,165,524,524
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - 15.5%
Banks - 5.9%
Banco Daycoval SA 5.75% 3/19/19 (f)		$ 150,000	$ 152,625
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		378,225	400,919
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	2,000,000	2,302,215
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)		12,355,000	12,326,584
5.75% 9/26/23 (f)		10,860,000	11,050,050
6.5% 6/10/19 (Reg. S)		1,000,000	1,072,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (f)		8,770,000	8,826,900
1.375% 9/27/17 (Reg. S)		2,720,000	2,736,168
Bank of America Corp.:
2.6% 1/15/19		8,068,000	8,194,894
2.65% 4/1/19		6,430,000	6,541,368
3.3% 1/11/23		31,429,000	31,865,329
3.875% 3/22/17		25,777,000	27,042,032
4.1% 7/24/23		11,481,000	12,341,444
4.2% 8/26/24		16,813,000	17,412,921
4.25% 10/22/26		14,724,000	15,064,389
5.65% 5/1/18		8,780,000	9,752,253
5.75% 12/1/17		21,955,000	24,278,585
5.875% 1/5/21		6,530,000	7,629,587
6.5% 8/1/16		9,000,000	9,649,332
Bank of America NA 5.3% 3/15/17		3,467,000	3,721,062
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		1,265,000	1,287,138
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,342,474
4.25% 1/12/22	GBP	4,000,000	7,079,985
6.75% 1/16/23 (m)	GBP	2,250,000	3,836,018
Barclays PLC 2.75% 11/8/19		12,249,000	12,390,255
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,206,188
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,615,000	899,071
BPCE SA 5.7% 10/22/23 (f)		6,050,000	6,713,969
Capital One NA:
1.65% 2/5/18		18,801,000	18,770,166
2.95% 7/23/21		18,827,000	19,062,168
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,147,142
1.85% 11/24/17		33,365,000	33,423,355
2.4% 2/18/20		37,777,000	37,622,643
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
2.5% 7/29/19		$ 46,387,000	$ 46,932,279
3.375% 3/1/23		5,193,000	5,301,118
3.953% 6/15/16		11,847,000	12,259,027
4.05% 7/30/22		5,303,000	5,525,413
4.75% 5/19/15		12,211,000	12,318,274
5.3% 5/6/44		28,968,000	32,406,183
5.5% 9/13/25		4,478,000	5,071,313
6.125% 5/15/18		3,779,000	4,260,883
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	14,030,743
Credit Suisse AG 6% 2/15/18		18,058,000	20,053,319
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,506,038
Development Bank of Philippines 8.375% (g)(m)		1,930,000	2,044,700
Discover Bank:
4.2% 8/8/23		7,852,000	8,392,477
7% 4/15/20		2,030,000	2,420,395
8.7% 11/18/19		2,958,000	3,634,947
Fifth Third Bancorp:
4.5% 6/1/18		798,000	860,026
8.25% 3/1/38		4,667,000	7,033,365
Finansbank A/S 5.5% 5/11/16 (Reg. S)		1,300,000	1,320,150
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		2,000,000	1,982,160
7.75% 7/5/17 (Reg. S)		350,000	346,878
GTB Finance BV:
6% 11/8/18 (f)		2,325,000	2,011,125
7.5% 5/19/16 (f)		1,045,000	1,029,325
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,791,849
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,529,582
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,141,187
HSBK BV:
7.25% 5/3/17 (f)		2,035,000	1,984,125
7.25% 5/3/17 (Reg. S)		250,000	243,750
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,443,640
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)		4,170,000	4,294,141
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		650,000	640,055
6.2% 12/21/21 (Reg. S)		980,000	1,040,025
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,536,008
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2% 8/15/17		$ 11,000,000	$ 11,149,765
2.2% 10/22/19		7,268,000	7,260,587
2.35% 1/28/19		6,857,000	6,954,801
3.25% 9/23/22		18,423,000	18,839,636
3.875% 9/10/24		39,644,000	40,422,410
4.125% 12/15/26		50,896,000	52,237,517
4.25% 10/15/20		6,995,000	7,643,639
4.35% 8/15/21		20,267,000	22,166,788
4.5% 1/24/22		22,046,000	24,374,631
4.625% 5/10/21		6,879,000	7,644,213
4.95% 3/25/20		22,079,000	24,730,909
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,540,404
KeyBank NA:
5.45% 3/3/16		3,939,000	4,114,605
6.95% 2/1/28		1,977,000	2,618,817
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,571,804
5% 1/17/17		14,669,000	15,523,616
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,200,000	1,116,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,000,000	931,000
Regions Bank:
6.45% 6/26/37		24,618,000	30,768,635
7.5% 5/15/18		24,647,000	28,502,407
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,051,165
5.75% 6/15/15		2,005,000	2,030,824
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		50,093,000	53,058,556
6% 12/19/23		15,025,000	16,820,112
6.1% 6/10/23		16,183,000	18,143,587
6.125% 12/15/22		24,107,000	27,193,781
SB Capital SA 5.5% 2/26/24 (f)(m)		2,285,000	1,588,646
Wachovia Bank NA 6% 11/15/17		2,243,000	2,514,055
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,237,404
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,191,998
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16		$ 4,301,000	$ 4,461,298
4.48% 1/16/24		4,804,000	5,240,741
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		4,000,000	4,040,000
Zenith Bank PLC 6.25% 4/22/19 (f)		2,495,000	2,208,075
			1,131,418,855
Capital Markets - 2.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,936,001
4.25% 2/15/24		12,758,000	13,478,853
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)(h)		4,740,000	4,905,900
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	37,822,446
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,897,718
2.55% 10/23/19		33,080,000	33,327,835
2.625% 1/31/19		50,400,000	51,266,981
2.9% 7/19/18		17,494,000	18,006,487
5.25% 7/27/21		17,105,000	19,416,895
5.625% 1/15/17		3,200,000	3,437,568
5.95% 1/18/18		4,975,000	5,546,936
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,808,643
6.85% 6/15/17		7,271,000	8,093,328
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,023,880
2.125% 4/25/18		12,586,000	12,678,495
2.375% 7/23/19		46,739,000	47,023,968
3.7% 10/23/24		24,714,000	25,515,129
4.3% 1/27/45		14,313,000	14,703,602
4.875% 11/1/22		26,240,000	28,508,186
5% 11/24/25		3,189,000	3,514,664
5.45% 1/9/17		13,970,000	14,982,825
5.625% 9/23/19		12,714,000	14,432,246
5.75% 1/25/21		19,879,000	23,109,894
6.625% 4/1/18		16,118,000	18,333,967
MU Finance PLC 8.375% 2/1/17 (f)		806,170	826,324
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (m)		7,915,000	8,093,088
			495,691,859
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - 1.4%
Capital One Financial Corp. 2.45% 4/24/19		$ 10,550,000	$ 10,662,801
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		840,000	865,200
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,631,594
3.95% 11/6/24		9,738,000	9,927,268
5.2% 4/27/22		12,545,000	13,871,696
6.45% 6/12/17		10,366,000	11,387,507
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,239,366
1.7% 5/9/16		19,473,000	19,582,867
2.875% 10/1/18		13,000,000	13,396,981
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,294,751
4.625% 1/7/21		19,476,000	21,939,675
4.65% 10/17/21		5,377,000	6,097,695
5.625% 9/15/17		5,858,000	6,495,702
5.625% 5/1/18		25,000,000	28,109,000
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,549,430
1.625% 10/2/15 (f)		9,515,000	9,559,083
1.875% 8/9/16 (f)		2,974,000	3,005,971
2.125% 10/2/17 (f)		5,048,000	5,092,079
2.875% 8/9/18 (f)		5,276,000	5,400,930
Navient Corp.:
5% 10/26/20		915,000	926,438
5.875% 10/25/24		7,685,000	7,464,056
SLM Corp.:
4.875% 6/17/19		2,160,000	2,257,200
5.5% 1/15/19		2,025,000	2,131,313
5.5% 1/25/23		5,000,000	4,912,500
6.125% 3/25/24		4,030,000	4,050,150
8% 3/25/20		950,000	1,105,563
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,345,293
3% 8/15/19		4,907,000	4,990,944
3.75% 8/15/21		7,409,000	7,688,549
4.25% 8/15/24		7,458,000	7,817,498
			270,799,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)		$ 3,415,000	$ 3,500,375
4.5% 5/15/21 (f)		4,575,000	4,838,063
5% 10/1/21 (f)		7,495,000	8,141,444
Brixmor Operating Partnership LP 3.85% 2/1/25		14,325,000	14,487,446
City of Buenos Aires 9.95% 3/1/17 (f)		1,018,000	1,053,630
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,325,000	2,391,960
5.875% 2/1/22		18,611,000	19,518,286
6% 8/1/20		4,745,000	5,077,150
ILFC E-Capital Trust I 4.37% 12/21/65 (f)(m)		10,340,000	9,797,150
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(m)		4,765,000	4,586,313
ING U.S., Inc. 5.5% 7/15/22		25,716,000	29,715,635
KfW 1.75% 10/15/19		6,010,000	6,061,987
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,152,595
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		885,000	632,775
7.75% 1/27/18		2,350,000	2,013,339
			112,968,148
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,563,711
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,538,060
3.875% 1/15/35		19,041,000	19,198,888
4.875% 6/1/22		3,590,000	4,103,112
5.6% 10/18/16		10,702,000	11,466,818
Aon Corp.:
3.125% 5/27/16		11,274,000	11,556,820
3.5% 9/30/15		4,451,000	4,522,666
5% 9/30/20		3,854,000	4,351,548
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		4,900,000	5,228,472
Assicurazioni Generali SpA 7.75% 12/12/42 (m)	EUR	2,000,000	2,920,721
Aviva PLC 6.625% 6/3/41 (m)	GBP	3,300,000	5,854,570
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,409,377
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)		1,859,000	1,924,065
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		$ 14,787,000	$ 17,011,704
5.375% 3/15/17		194,000	209,357
Liberty Mutual Group, Inc. 5% 6/1/21 (f)		12,644,000	14,025,231
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,986,538
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,673,357
MetLife, Inc.:
1.903% 12/15/17		2,987,000	3,008,683
3.048% 12/15/22		12,433,000	12,745,305
4.368% 9/15/23		9,625,000	10,690,064
4.75% 2/8/21		4,032,000	4,556,612
6.75% 6/1/16		7,610,000	8,163,582
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	8,018,096
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	11,333,109
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	17,508,051
6% 2/10/20 (f)		12,654,000	14,312,408
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,647,748
4.5% 11/16/21		6,390,000	7,072,938
6.2% 11/15/40		4,318,000	5,530,624
7.375% 6/15/19		3,230,000	3,899,870
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,642,285
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)		18,083,000	20,785,486
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)		4,172,000	4,258,043
4.125% 11/1/24 (f)		6,048,000	6,388,787
Unum Group:
5.625% 9/15/20		8,386,000	9,498,671
5.75% 8/15/42		16,937,000	20,453,020
7.125% 9/30/16		587,000	638,283
			314,696,680
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,878,339
4.6% 4/1/22		4,025,000	4,238,462
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,528,109
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20		$ 5,005,000	$ 5,260,405
4.2% 12/15/23		12,000,000	12,840,096
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,371,022
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,728,904
4.25% 1/15/24		9,191,000	9,760,612
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,355,776
DDR Corp.:
3.625% 2/1/25		7,690,000	7,693,468
4.625% 7/15/22		8,808,000	9,465,086
4.75% 4/15/18		11,273,000	12,096,865
7.5% 4/1/17		5,574,000	6,208,851
7.875% 9/1/20		323,000	401,568
9.625% 3/15/16		3,691,000	4,004,705
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,406,076
3.75% 12/1/24		5,408,000	5,541,058
3.875% 10/15/22		11,543,000	12,012,846
4.375% 6/15/22		7,323,000	7,840,202
5.95% 2/15/17		1,109,000	1,200,296
6.5% 1/15/18		3,795,000	4,267,622
6.75% 3/15/20		10,379,000	12,277,838
8.25% 8/15/19		75,000	92,462
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,288,711
5.375% 10/15/15		1,403,000	1,438,889
6% 9/15/17		1,212,000	1,325,755
6.25% 1/15/17		1,027,000	1,106,893
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,901,457
6.2% 1/15/17		620,000	674,755
HCP, Inc. 3.75% 2/1/16		6,084,000	6,242,792
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,192,811
4.7% 9/15/17		1,538,000	1,653,521
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	664,973
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,403,236
6.25% 6/15/17		1,232,000	1,321,969
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18		$ 867,000	$ 950,265
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,771,561
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (f)		4,655,000	4,748,961
4.95% 4/1/24		3,875,000	4,142,349
5.875% 3/15/24		290,000	311,025
6.75% 10/15/22		345,000	363,975
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,451,427
5% 12/15/23		2,030,000	2,221,001
Senior Housing Properties Trust 6.75% 4/15/20		250,000	284,104
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,973,035
The GEO Group, Inc. 5.875% 1/15/22		2,630,000	2,774,650
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,711,371
WP Carey, Inc. 4% 2/1/25		19,760,000	19,616,977
			248,007,131
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,574,358
3.85% 4/15/16		16,284,000	16,760,502
4.25% 7/15/22		5,809,000	6,113,653
6.125% 4/15/20		3,429,000	3,932,861
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,945,457
4.1% 10/1/24		15,881,000	16,178,324
4.55% 10/1/29		15,881,000	16,493,673
4.95% 4/15/18		12,690,000	13,648,082
5.7% 5/1/17		7,049,000	7,625,615
6% 4/1/16		2,699,000	2,831,151
CBRE Group, Inc.:
5% 3/15/23		12,115,000	12,720,750
5.25% 3/15/25		3,480,000	3,793,200
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,151,916
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	414,765
Deutsche Annington Finance BV 5% 10/2/23 (f)		3,750,000	4,104,915
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,001,577
5.25% 3/15/21		5,708,000	6,294,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
2.375% 7/1/19		$ 8,777,000	$ 8,834,200
4.625% 12/15/21		17,159,000	19,058,621
4.75% 7/15/20		7,700,000	8,530,630
5.375% 8/1/16		2,768,000	2,932,619
5.75% 6/15/17		14,407,000	15,804,753
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,218,203
5.5% 3/15/17		3,597,000	3,888,440
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	159,320
5.875% 6/15/19		150,000	156,179
6% 11/1/20		105,000	111,082
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,139,294
Hunt Companies, Inc. 9.625% 3/1/21 (f)		870,000	885,225
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	65,325
11.5% 7/20/20 (Reg. S)		5,000	5,500
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,534,260
4.125% 6/15/22		6,280,000	6,573,176
4.4% 2/15/24		13,017,000	13,900,958
4.75% 10/1/20		11,282,000	12,257,002
5.125% 3/2/15		1,405,000	1,405,000
5.5% 12/15/16		1,891,000	2,024,342
6.625% 10/1/17		4,835,000	5,397,731
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,259,671
3.15% 5/15/23		14,735,000	13,407,789
4.5% 4/18/22		4,072,000	4,117,826
5.8% 1/15/16		10,000,000	10,370,650
7.75% 8/15/19		700,000	812,976
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,372,147
6.05% 9/1/16		2,000,000	2,140,110
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,576,052
Prime Property Funding, Inc. 5.7% 4/15/17 (f)		4,546,000	4,830,530
Realogy Corp. 7.625% 1/15/20 (f)		981,000	1,057,028
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		235,000	239,113
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 6% 3/31/16		$ 7,123,000	$ 7,452,104
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,575,281
5.875% 6/15/17		2,874,000	3,149,231
Tanger Properties LP:
3.75% 12/1/24		10,161,000	10,431,384
3.875% 12/1/23		4,812,000	4,988,827
6.125% 6/1/20		14,318,000	16,596,209
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,707,360
3.5% 2/1/25		4,631,000	4,669,118
3.75% 5/1/24		20,000,000	20,528,420
4.375% 2/1/45		2,766,000	2,791,082
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,105,392
4% 4/30/19		3,747,000	3,999,109
4.25% 3/1/22		300,000	319,367
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,436,714
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		570,000	563,588
5.875% 6/15/24 (f)		415,000	415,519
			412,379,958
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		834	12,304
TOTAL FINANCIALS			2,985,974,035
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,853,276
2.2% 5/22/19		14,136,000	14,217,833
			29,071,109
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		440,000	470,800
7.75% 2/15/19		435,000	453,270
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.:
2.675% 12/15/19		$ 4,539,000	$ 4,641,845
4.685% 12/15/44		4,214,000	4,601,515
			10,167,430
Health Care Providers & Services - 0.9%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,887,213
Community Health Systems, Inc.:
5.125% 8/1/21		635,000	661,988
6.875% 2/1/22		7,110,000	7,603,256
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,913,826
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,604,361
HCA Holdings, Inc.:
3.75% 3/15/19		19,477,000	19,890,886
4.25% 10/15/19		7,590,000	7,855,650
4.75% 5/1/23		595,000	627,666
5% 3/15/24		2,370,000	2,559,600
5.875% 3/15/22		715,000	803,660
6.5% 2/15/20		30,303,000	34,469,663
HealthSouth Corp. 5.75% 11/1/24		1,155,000	1,206,975
Kindred Escrow Corp. II:
8% 1/15/20 (f)		1,810,000	1,963,850
8.75% 1/15/23 (f)		3,665,000	3,994,850
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,188,457
4.125% 9/15/20		7,486,000	8,016,039
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	529,375
5.5% 2/1/21		5,400,000	5,764,500
Tenet Healthcare Corp.:
5% 3/1/19 (f)		2,285,000	2,296,425
6% 10/1/20		860,000	935,250
8.125% 4/1/22		16,575,000	18,771,188
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,423,958
2.875% 3/15/23		16,114,000	16,469,555
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,604,036
			181,042,227
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		$ 3,107,000	$ 3,107,767
2.4% 2/1/19		1,959,000	1,981,436
4.15% 2/1/24		3,010,000	3,231,479
			8,320,682
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,612,371
2.9% 11/6/22		13,855,000	13,860,279
Bayer U.S. Finance LLC:
2.375% 10/8/19 (f)		10,323,000	10,486,103
3% 10/8/21 (f)		7,536,000	7,789,142
3.375% 10/8/24 (f)		5,201,000	5,420,227
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		2,060,000	2,181,025
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,622,605
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,948,777
2.3% 11/8/18		3,161,000	3,191,450
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,783,858
3.9% 12/15/24		5,449,000	5,651,490
4.9% 12/15/44		2,390,000	2,569,030
Valeant Pharmaceuticals International 5.5% 3/1/23 (f)		3,410,000	3,444,100
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,748,447
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,004,425
3.25% 2/1/23		4,892,000	4,871,933
			90,185,262
TOTAL HEALTH CARE			318,786,710
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (f)		9,122,000	9,586,894
6.375% 6/1/19 (f)		8,071,000	9,338,421
Bombardier, Inc. 5.5% 9/15/18 (f)(h)(i)		2,010,000	2,010,000
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		6,075,000	5,892,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm, Inc.:
5.5% 10/15/20		$ 4,530,000	$ 4,484,700
6% 7/15/22		2,885,000	2,921,063
Triumph Group, Inc.:
4.875% 4/1/21		965,000	940,875
5.25% 6/1/22		45,000	44,325
			35,219,028
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		1,165,000	1,238,541
Airlines - 0.3%
Air Canada 6.625% 5/15/18 (f)		1,465,000	1,533,049
Allegiant Travel Co. 5.5% 7/15/19		6,225,000	6,474,000
American Airlines Group, Inc.:
4.625% 3/1/20 (f)		2,670,000	2,673,338
5.5% 10/1/19 (f)		8,970,000	9,384,863
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (f)		214,707	226,247
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		252,453	282,748
6.125% 4/29/18		240,000	254,400
6.648% 3/15/19		1,549,857	1,597,282
6.9% 7/2/19		403,289	421,920
9.25% 5/10/17		1,505,636	1,663,728
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,571,813
6.75% 5/23/17		1,515,000	1,571,813
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,566,950
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 5/15/23		331,367	344,621
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,486,273
8.36% 1/20/19		1,017,897	1,112,053
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		653,446	707,355
12% 1/15/16 (f)		202,793	219,524
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,756,000
6% 7/15/26		15,845,000	15,686,550
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.: - continued
6% 7/15/28		$ 3,725,000	$ 3,641,188
6.375% 6/1/18		140,000	149,975
			57,049,490
Building Products - 0.1%
Building Materials Corp. of America 5.375% 11/15/24 (f)		3,095,000	3,187,850
HD Supply, Inc.:
5.25% 12/15/21 (f)		2,110,000	2,191,763
7.5% 7/15/20		8,600,000	9,202,000
USG Corp. 5.5% 3/1/25 (f)		1,425,000	1,457,063
			16,038,676
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		1,950,000	2,028,000
ADT Corp.:
3.5% 7/15/22		6,296,000	5,776,580
4.125% 4/15/19		3,395,000	3,441,681
4.125% 6/15/23		5,040,000	4,800,600
5.25% 3/15/20		2,035,000	2,131,663
6.25% 10/15/21		2,065,000	2,235,363
APX Group, Inc.:
6.375% 12/1/19		7,740,000	7,759,350
8.75% 12/1/20		10,170,000	9,330,975
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		6,560,000	6,232,000
Cenveo Corp. 6% 8/1/19 (f)		325,000	306,313
Garda World Security Corp.:
7.25% 11/15/21 (f)		8,485,000	8,294,088
7.25% 11/15/21 (f)		400,000	391,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,500,000	3,605,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,360,000
7% 2/15/22		660,000	722,700
Tervita Corp. 9.75% 11/1/19 (f)		1,865,000	1,230,900
			59,646,213
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (f)		4,340,000	4,133,850
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,189,113
Odebrecht Finance Ltd. 4.375% 4/25/25 (f)		650,000	524,875
			5,847,838
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,669,378
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,390,250
Schaeffler Finance BV:
4.25% 5/15/21 (f)		1,345,000	1,358,450
4.75% 5/15/21 (f)		1,540,000	1,582,350
			4,331,050
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		3,210,000	3,210,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		6,910,000	6,478,125
8.125% 2/15/19		2,885,000	2,481,100
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	854,025
			13,023,250
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,385,281
IHS, Inc. 5% 11/1/22 (f)		2,895,000	2,942,044
			6,327,325
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,723,094
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	697,970
			2,421,064
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,243,734
3.75% 2/1/22		16,396,000	16,648,646
3.875% 4/1/21		14,814,000	15,258,420
4.25% 9/15/24		12,030,000	12,390,900
4.75% 3/1/20		11,796,000	12,710,190
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,669,500
5.5% 2/15/22		1,380,000	1,480,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
6.25% 12/1/19		$ 830,000	$ 918,146
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,831,225
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,544,000
6.75% 12/15/20		2,795,000	2,829,938
International Lease Finance Corp.:
4.625% 4/15/21		955,000	1,007,525
5.875% 8/15/22		1,810,000	2,068,106
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	1,000,000	1,611,591
			84,211,971
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,708,560	1,776,902
10.75% 12/1/20 (Reg. S)		95,760	99,590
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,277,559
			6,154,051
TOTAL INDUSTRIALS			311,177,875
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		5,575,000	5,965,250
8.875% 1/1/20 (f)		1,970,000	2,176,850
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		1,595,000	1,595,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,570,000
Lucent Technologies, Inc.:
6.45% 3/15/29		9,580,000	9,591,975
6.5% 1/15/28		4,782,000	4,770,045
			25,669,120
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,801,189
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,271,610
6.55% 10/1/17		1,383,000	1,552,885
			8,625,684
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		$ 1,965,000	$ 1,969,913
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		2,295,000	1,635,188
			3,605,101
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,400,000
CDW LLC/CDW Finance Corp. 5% 9/1/23		1,460,000	1,467,300
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		670,000	502,500
			5,369,800
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19		1,760,000	1,746,800
7% 7/1/24		970,000	882,700
Infineon Technologies AG 1.5% 3/10/22 (Reg. S) (h)	EUR	4,400,000	4,898,216
Micron Technology, Inc.:
5.25% 8/1/23 (f)		3,265,000	3,342,544
5.875% 2/15/22		2,310,000	2,439,938
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,925,375
			15,235,573
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		4,615,000	4,730,375
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp. 8.875% 3/1/23 (f)		810,000	810,000
TOTAL INFORMATION TECHNOLOGY			64,045,653
MATERIALS - 1.4%
Chemicals - 0.2%
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,099,838
NOVA Chemicals Corp. 5% 5/1/25 (f)		3,420,000	3,612,375
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,254,375
OCP SA 5.625% 4/25/24 (f)		390,000	421,980
PSPC Escrow Corp. 6.5% 2/1/22 (f)		2,210,000	2,328,788
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,613,638
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,764,909
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20		$ 5,898,000	$ 6,451,580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,283,040
			39,830,523
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (f)		1,220,000	1,221,598
9.375% 10/12/22 (f)		710,000	809,826
CEMEX S.A.B. de CV:
6.125% 5/5/25 (f)		2,695,000	2,715,213
6.5% 12/10/19 (f)		4,195,000	4,409,994
CRH America, Inc. 6% 9/30/16		2,286,000	2,447,753
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	760,375
			12,364,759
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(m)		14,343,753	14,670,073
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2406% 12/15/19 (f)(m)		7,335,000	7,206,638
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,214,880
6.75% 1/31/21 (f)		595,000	600,950
7% 11/15/20 (f)		1,082,647	1,074,527
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)		1,435,000	1,449,350
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,973,450
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (f)		1,960,000	2,033,500
5.375% 1/15/25 (f)		1,960,000	2,045,750
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)		6,885,000	7,125,975
			45,395,093
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	10,827,384
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	675,500
Compania Minera Ares SAC 7.75% 1/23/21 (f)		500,000	515,625
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	12,092,702
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.25% 7/17/42 (f)		$ 2,453,000	$ 2,389,158
4.875% 11/4/44 (f)		10,078,000	10,713,337
5.625% 10/18/43 (f)		9,395,000	11,004,927
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,030,000	1,659,018
9.5% 4/24/18 (Reg. S)		2,500,000	2,412,500
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		1,597,000	1,117,900
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		5,075,000	4,719,750
7.25% 5/15/22 (f)		3,745,000	3,459,444
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (f)		2,625,000	2,195,156
8.25% 11/1/19 (f)		4,340,000	4,101,300
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,633,903
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,505,000	1,354,500
4.875% 10/7/20 (Reg. S)		200,000	180,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (f)		675,000	680,063
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		11,105,000	9,689,113
Lundin Mining Corp.:
7.5% 11/1/20 (f)		3,780,000	3,883,950
7.875% 11/1/22 (f)		5,840,000	6,044,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	70,040
10.25% 5/20/15 (Reg. S)		100,000	60,000
10.5% 11/28/17 (f)		3,050,000	1,190,110
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,350,000	2,279,500
9.5% 12/5/20 (f)		4,900,000	4,863,250
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	4,781,700
Nord Gold NV 6.375% 5/7/18 (f)		1,460,000	1,351,551
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,910,000	2,550,615
5.625% 4/29/20 (Reg. S)		200,000	175,300
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,278,256
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	945,813
11.25% 10/15/18		2,072,000	2,175,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		$ 1,600,000	$ 1,576,000
Southern Copper Corp.:
6.75% 4/16/40		530,000	557,825
7.5% 7/27/35		910,000	1,026,107
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)		1,660,000	1,701,500
6.125% 8/15/19		2,683,000	2,877,518
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,663,520
6.25% 1/11/16		5,000,000	5,185,500
6.25% 1/23/17		5,581,000	5,936,286
6.875% 11/21/36		640,000	637,120
Vedanta Resources PLC 6.75% 6/7/16 (f)		1,040,000	1,029,600
			164,262,341
Paper & Forest Products - 0.0%
Mercer International, Inc. 7% 12/1/19 (f)		915,000	953,888
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
			953,888
TOTAL MATERIALS			262,806,604
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,930,275
6.625% 2/15/23 (f)		2,780,000	2,894,675
7.875% 12/15/19 (f)		2,092,000	2,222,750
Altice Finco SA:
7.625% 2/15/25 (f)		2,720,000	2,823,387
8.125% 1/15/24 (f)		1,000,000	1,059,400
9.875% 12/15/20 (f)		6,135,000	6,825,188
AT&T, Inc.:
4.8% 6/15/44		15,000,000	15,188,760
6.3% 1/15/38		16,665,000	19,723,244
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	53,664
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,025,460
6% 4/1/17		2,432,000	2,602,240
6.15% 9/15/19		6,992,000	7,638,760
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16		$ 8,346,000	$ 8,923,510
7.995% 6/1/36		4,717,000	5,518,890
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,520,000	4,700,800
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		975,000	1,023,750
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	2,500,875
Level 3 Financing, Inc. 5.375% 8/15/22		9,455,000	9,782,994
Sprint Capital Corp.:
6.875% 11/15/28		14,005,000	13,164,700
8.75% 3/15/32		3,305,000	3,490,906
TDC A/S 3.5% 2/26/3015(Reg. S) (m)	EUR	1,550,000	1,757,389
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,952,752
2.625% 2/21/20 (f)		21,379,000	21,569,701
4.5% 9/15/20		36,000,000	39,593,592
5.012% 8/21/54 (f)		55,038,000	57,497,263
6.25% 4/1/37		2,348,000	2,949,767
6.4% 9/15/33		10,915,000	13,838,670
6.55% 9/15/43		54,849,000	72,173,166
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)		6,530,000	6,595,300
7.375% 4/23/21 (f)		6,110,000	6,369,675
			356,391,503
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,236,114
3.125% 7/16/22		9,218,000	9,403,282
3.625% 3/30/15		731,000	732,535
Digicel Group Ltd.:
6% 4/15/21 (f)		6,500,000	6,451,250
6.75% 3/1/23 (f)		2,795,000	2,818,758
7% 2/15/20 (f)		665,000	681,625
7.125% 4/1/22 (f)		1,885,000	1,795,463
8.25% 9/1/17 (f)		7,715,000	7,907,875
8.25% 9/30/20 (f)		9,040,000	9,143,960
8.25% 9/30/20 (Reg. S)		625,000	632,188
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	2,500,000	4,182,050
Millicom International Cellular SA 4.75% 5/22/20 (f)		650,000	633,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,680,000	2,713,500
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,522,125
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Corp.:
7.625% 2/15/25		$ 5,395,000	$ 5,448,950
7.875% 9/15/23		8,025,000	8,285,813
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,927,600
6% 3/1/23		4,060,000	4,234,621
6.375% 3/1/25		9,470,000	9,896,150
6.464% 4/28/19		1,520,000	1,577,000
6.5% 1/15/24		2,230,000	2,358,225
6.625% 4/1/23		4,145,000	4,388,519
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	489,600
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		2,946,000	3,052,793
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	653,536
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		4,060,000	3,660,171
			114,827,453
TOTAL TELECOMMUNICATION SERVICES			471,218,956
UTILITIES - 3.2%
Electric Utilities - 1.7%
Aguila 3 SA 7.875% 1/31/18 (f)		5,845,000	5,918,063
AmerenUE 6.4% 6/15/17		2,491,000	2,761,605
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,237,485
2.95% 12/15/22		4,935,000	4,948,838
American Transmission Systems, Inc. 5% 9/1/44 (f)		5,276,000	6,046,132
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,364,340
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,916,315
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,781,204
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		29,344,000	34,476,119
6.4% 9/15/20 (f)		25,897,000	30,696,621
Edison International 3.75% 9/15/17		6,674,000	7,068,287
Eversource Energy:
1.45% 5/1/18		3,325,000	3,294,187
2.8% 5/1/23		15,104,000	14,893,209
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18		$ 29,302,000	$ 29,866,972
4.25% 3/15/23		31,243,000	32,895,192
7.375% 11/15/31		24,589,000	31,374,039
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,437,210
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,428,578
3.75% 11/15/20		1,450,000	1,521,014
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,349,152
Nevada Power Co. 6.5% 5/15/18		790,000	906,496
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,722,026	10,475,483
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,117,008
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	847,181
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,117,540
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,408,622
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,333,745
RJS Power Holdings LLC 5.125% 7/15/19 (f)		8,575,000	8,446,375
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,641,450
5.15% 3/15/20		3,761,000	4,202,767
			316,771,229
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	954,385
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	477,265
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,827,425
			5,259,075
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. 9% 11/15/18		7,945,000	8,262,800
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,847,300
5.75% 1/15/25		910,000	928,200
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,045,000
7.25% 10/15/21		15,590,000	16,369,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		6,850,000	7,166,813
7.375% 11/1/22 (f)		8,135,000	8,612,931
7.625% 11/1/24 (f)		9,525,000	10,108,406
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		$ 450,000	$ 479,250
NRG Energy, Inc.:
6.25% 7/15/22		5,395,000	5,624,288
6.25% 5/1/24		7,240,000	7,384,800
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		900,000	936,000
The AES Corp.:
4.875% 5/15/23		3,775,000	3,699,500
7.375% 7/1/21		2,545,000	2,844,038
			94,308,826
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5566% 9/30/66 (m)		35,229,000	32,752,613
7.5% 6/30/66 (m)		10,345,000	10,705,006
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,772,465
2% 11/15/18		12,172,000	12,302,959
National Grid PLC 6.3% 8/1/16		1,589,000	1,714,958
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,348,004
5.25% 9/15/17		2,156,000	2,356,482
5.25% 2/15/43		12,739,000	15,281,692
5.45% 9/15/20		11,473,000	13,132,524
5.8% 2/1/42		6,336,000	7,922,889
5.95% 6/15/41		11,832,000	15,195,199
6.4% 3/15/18		3,084,000	3,512,065
6.8% 1/15/19		6,774,000	7,976,195
PG&E Corp. 2.4% 3/1/19		1,683,000	1,695,599
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,503,267
6.5% 12/15/20		5,125,000	6,133,892
Sempra Energy:
2.3% 4/1/17		14,116,000	14,410,799
2.875% 10/1/22		5,760,000	5,770,028
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	3,002,379
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,879,107
			197,368,122
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	3,500,000	$ 5,862,446
TOTAL UTILITIES			619,569,698
TOTAL NONCONVERTIBLE BONDS (Cost $6,988,590,001)			7,253,689,479
U.S. Government and Government Agency Obligations - 30.0%

U.S. Treasury Inflation-Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		200,000,000	204,032,144
1.375% 2/15/44		133,476,250	158,640,589
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	163,815,647
0.25% 1/15/25		75,000,000	75,034,356
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			601,522,736
U.S. Treasury Obligations - 26.9%
U.S. Treasury Bonds:
2.5% 2/15/45		28,590,000	28,027,120
3% 11/15/44		72,677,000	78,826,128
3.125% 8/15/44		50,869,000	56,373,178
3.375% 5/15/44		99,141,000	114,902,833
3.625% 8/15/43		88,210,000	106,754,741
3.625% 2/15/44		132,086,000	159,906,614
4.375% 2/15/38		430,000	570,321
U.S. Treasury Notes:
0.375% 10/31/16		2,590,000	2,583,525
0.5% 11/30/16 (j)		4,100,000	4,097,118
0.5% 1/31/17		14,650,000	14,620,246
0.75% 2/28/18		178,380,000	176,902,835
0.875% 5/15/17		125,000,000	125,439,500
0.875% 8/15/17		433,730,000	434,068,743
0.875% 10/15/17		444,632,000	444,284,742
0.875% 11/15/17		161,240,000	160,962,828
0.875% 1/31/18		192,574,000	191,911,931
0.875% 7/31/19		5,000	4,883
1% 12/15/17		475,286,000	475,880,108
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 2/15/18		$ 250,000,000	$ 249,980,500
1% 5/31/18		123,485,000	123,021,931
1.25% 10/31/18		786,376,000	786,559,914
1.25% 11/30/18		1,470,000	1,469,196
1.25% 1/31/20		8,700,000	8,596,009
1.375% 6/30/18 (k)		3,530,000	3,557,576
1.375% 7/31/18		252,602,000	254,338,639
1.375% 9/30/18		203,561,000	204,642,316
1.5% 12/31/18		62,525,000	63,018,385
1.625% 6/30/19		216,610,000	218,640,719
1.625% 12/31/19		60,000,000	60,365,640
2.25% 3/31/21		306,915,000	316,194,268
2.25% 7/31/21		146,640,000	150,924,674
2.25% 11/15/24		50,619,000	51,722,342
2.375% 8/15/24		106,723,000	110,208,146
TOTAL U.S. TREASURY OBLIGATIONS			5,179,357,649
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,656,600,323)			5,780,880,385
U.S. Government Agency - Mortgage Securities - 12.7%

Fannie Mae - 6.6%
1.75% 10/1/34 (m)		4,121	4,276
1.85% 10/1/33 (m)		3,925	4,110
1.88% 1/1/35 (m)		5,486	5,761
1.88% 1/1/35 (m)		323,836	337,863
1.885% 2/1/33 (m)		2,112	2,200
1.91% 12/1/34 (m)		65,577	68,933
1.91% 3/1/35 (m)		40,892	42,716
1.93% 10/1/33 (m)		22,620	23,624
1.94% 7/1/35 (m)		20,811	21,777
2.05% 3/1/35 (m)		5,264	5,437
2.053% 6/1/36 (m)		168,735	180,611
2.057% 1/1/35 (m)		220,541	232,219
2.06% 10/1/33 (m)		502,529	533,718
2.07% 4/1/37 (m)		122,573	130,200
2.094% 5/1/36 (m)		183,387	193,601
2.105% 7/1/34 (m)		36,351	38,556
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.115% 12/1/34 (m)		$ 13,983	$ 14,738
2.141% 9/1/36 (m)		79,734	85,366
2.142% 9/1/36 (m)		103,242	109,928
2.19% 3/1/37 (m)		25,716	27,309
2.22% 5/1/35 (m)		292,288	312,934
2.236% 3/1/33 (m)		114,752	121,238
2.27% 6/1/47 (m)		145,619	155,905
2.276% 11/1/36 (m)		114,190	121,768
2.31% 12/1/39 (m)		398,016	426,131
2.32% 7/1/35 (m)		131,450	139,823
2.333% 3/1/35 (m)		75,427	80,755
2.335% 9/1/35 (m)		129,474	138,640
2.372% 5/1/36 (m)		217,196	232,232
2.378% 2/1/36 (m)		452,349	482,803
2.389% 7/1/37 (m)		193,718	207,402
2.395% 6/1/36 (m)		448,396	480,070
2.421% 10/1/33 (m)		112,860	120,711
2.445% 12/1/35 (m)		309,418	330,732
2.445% 3/1/40 (m)		534,405	570,948
2.5% 5/1/27 to 8/1/43		21,659,458	21,557,818
2.5% 3/1/30 (h)		81,400,000	83,384,117
2.5% 3/1/30 (h)		3,800,000	3,892,625
2.53% 9/1/37 (m)		31,520	33,746
2.542% 6/1/42 (m)		391,148	404,564
2.573% 7/1/34 (m)		260,572	278,978
2.69% 2/1/42 (m)		2,295,011	2,386,648
2.763% 1/1/42 (m)		2,743,036	2,855,444
2.96% 11/1/40 (m)		237,623	249,838
2.976% 8/1/41 (m)		1,731,453	1,810,790
2.982% 9/1/41 (m)		256,652	268,329
3% 3/1/30 (h)		5,200,000	5,444,562
3% 3/1/30 (h)		5,200,000	5,444,562
3% 4/1/42 to 9/1/43		139,271,849	142,340,886
3.059% 10/1/41 (m)		133,270	139,420
3.163% 3/1/42 (m)		10,736,379	11,274,932
3.235% 7/1/41 (m)		421,843	443,631
3.318% 10/1/41 (m)		209,294	220,259
3.36% 9/1/41 (m)		402,650	431,092
3.466% 12/1/40 (m)		19,808,033	21,027,705
3.5% 9/1/25 to 7/1/44		376,081,736	396,381,994
3.5% 3/1/30 (h)		3,500,000	3,710,658
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.5% 3/1/45 (h)		$ 21,100,000	$ 22,112,140
3.5% 3/1/45 (h)		19,300,000	20,225,796
3.563% 7/1/41 (m)		419,084	442,095
4% 9/1/24 to 1/1/45		228,522,551	245,796,582
4% 1/1/41		110,671	118,586
4% 3/1/45 (h)		7,600,000	8,124,281
4.5% 2/1/33 to 10/1/44		136,560,379	149,252,011
4.5% 3/1/45 (h)		14,800,000	16,083,705
5% 3/1/18 to 10/1/41		4,249,060	4,591,273
5.204% 7/1/37 (m)		38,772	41,654
5.5% 12/1/17 to 6/1/40		39,438,194	44,219,168
5.565% 8/1/46 (m)		35,958	38,497
6% 2/1/17 to 1/1/42		24,199,444	27,625,807
6.5% 5/1/15 to 4/1/37		9,679,927	11,189,808
7% 12/1/15 to 7/1/37		1,934,820	2,249,708
7.5% 1/1/16 to 2/1/32		798,827	945,019
8% 12/1/17 to 3/1/37		15,628	18,836
8.5% 9/1/15 to 7/1/31		6,149	7,285
9.5% 4/1/16 to 9/1/21		23,407	25,829
TOTAL FANNIE MAE			1,263,075,713
Freddie Mac - 2.3%
1.5% 8/1/37 (m)		36,944	38,137
1.82% 3/1/35 (m)		111,303	115,763
1.825% 3/1/37 (m)		35,718	37,371
1.852% 1/1/36 (m)		94,801	100,057
1.909% 3/1/36 (m)		224,502	237,087
1.981% 12/1/35 (m)		274,445	289,806
2.022% 2/1/37 (m)		186,231	197,197
2.05% 6/1/37 (m)		30,640	32,242
2.055% 11/1/35 (m)		234,244	249,479
2.083% 3/1/36 (m)		286,291	301,787
2.095% 8/1/37 (m)		93,898	100,319
2.121% 5/1/37 (m)		75,336	80,578
2.16% 6/1/33 (m)		272,714	290,892
2.314% 10/1/35 (m)		157,359	166,624
2.333% 4/1/37 (m)		95,308	102,040
2.346% 10/1/36 (m)		391,813	419,247
2.364% 4/1/36 (m)		266,374	285,191
2.375% 5/1/37 (m)		71,938	77,020
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
2.385% 6/1/37 (m)		$ 32,366	$ 34,658
2.404% 6/1/33 (m)		842,421	899,980
2.405% 10/1/42 (m)		4,166,917	4,387,013
2.415% 6/1/37 (m)		279,063	298,820
2.42% 6/1/36 (m)		70,489	75,468
2.448% 6/1/37 (m)		58,638	62,431
2.538% 3/1/35 (m)		1,237,423	1,324,833
2.545% 7/1/36 (m)		98,535	105,495
2.595% 4/1/37 (m)		8,560	9,166
2.723% 3/1/33 (m)		6,498	6,957
2.757% 12/1/36 (m)		318,782	341,301
3% 8/1/42 to 7/1/43		45,436,805	46,462,625
3.078% 9/1/41 (m)		2,397,582	2,503,914
3.136% 10/1/35 (m)		204,243	218,702
3.227% 9/1/41 (m)		263,838	277,042
3.242% 4/1/41 (m)		258,678	271,266
3.298% 6/1/41 (m)		318,582	334,354
3.299% 7/1/41 (m)		1,257,732	1,322,214
3.409% 12/1/40 (m)		9,395,966	9,911,020
3.468% 5/1/41 (m)		294,618	311,001
3.5% 4/1/42 to 2/1/44 (l)		132,870,680	139,514,159
3.5% 3/1/45 (h)		100,000	104,641
3.626% 6/1/41 (m)		434,069	458,110
3.71% 5/1/41 (m)		346,817	364,837
4% 6/1/33 (h)		5,203,513	5,627,721
4% 4/1/40 to 8/1/44		97,351,648	104,954,240
4.5% 6/1/25 to 8/1/44		54,324,174	59,481,137
5% 6/1/20 to 7/1/41		29,369,214	32,698,330
5.149% 4/1/38 (m)		385,082	413,708
5.5% 10/1/17 to 3/1/41		17,956,209	20,128,323
6% 7/1/16 to 12/1/37		4,691,502	5,332,042
6.5% 7/1/15 to 9/1/39		6,618,530	7,571,147
7% 6/1/21 to 9/1/36		1,825,897	2,129,576
7.5% 3/1/15 to 6/1/32		37,473	43,458
8% 7/1/16 to 1/1/37		55,629	67,238
8.5% 2/1/19 to 1/1/28		52,629	62,616
9% 5/1/17 to 10/1/20		255	272
9.5% 5/1/21 to 7/1/21		667	735
10% 11/15/18 to 8/1/21		269	297
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
11% 11/1/15 to 9/1/20		$ 574	$ 592
12.5% 6/1/19		3	3
TOTAL FREDDIE MAC			451,232,279
Ginnie Mae - 3.8%
3% 6/20/42 to 2/20/45		54,651,053	56,210,572
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		5,000,000	5,131,641
3% 3/1/45 (h)		50,000,000	51,316,405
3% 3/1/45 (h)		3,300,000	3,386,883
3% 3/1/45 (h)		700,000	718,430
3% 3/1/45 (h)		5,500,000	5,644,805
3.5% 11/15/40 to 2/20/45		116,623,411	122,719,736
3.5% 3/1/45 (h)		14,600,000	15,312,890
3.5% 3/1/45 (h)		16,200,000	16,991,015
3.5% 3/1/45 (h)		29,700,000	31,150,195
3.5% 3/1/45 (h)		7,000,000	7,341,797
3.5% 4/1/45 (h)		35,600,000	37,247,892
4% 5/20/33 to 8/15/43		74,938,036	80,698,799
4% 3/1/45 (h)		46,400,000	49,347,124
4% 3/1/45 (h)		16,300,000	17,335,304
4% 3/1/45 (h)		16,300,000	17,335,304
4% 4/1/45 (h)		30,100,000	31,973,021
4.39% 6/20/63 (q)		3,544,529	3,888,760
4.5% 6/20/33 to 8/15/41		104,794,089	115,320,624
4.505% 2/20/63 (q)		3,408,841	3,734,528
5% 12/15/32 to 9/15/41		40,954,271	46,044,845
5.5% 4/15/29 to 9/15/39		7,007,977	8,009,832
6% 10/15/30 to 11/15/39		1,018,979	1,161,421
6.5% 3/20/31 to 10/15/38		503,769	587,690
7% 10/15/22 to 3/15/33		1,668,529	1,965,255
7.5% 1/15/17 to 9/15/31		776,422	910,641
8% 4/15/17 to 11/15/29		271,329	316,574
8.5% 10/15/21 to 1/15/31		43,620	52,588
9% 8/15/19 to 1/15/23		2,713	3,053
9.5% 12/15/20 to 2/15/25		1,172	1,329
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18		$ 3,638	$ 3,917
11% 8/20/15 to 9/20/19		1,225	1,388
TOTAL GINNIE MAE			736,995,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,421,475,958)			2,451,303,891
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (m)		664,344	575,602
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (m)		311,196	305,662
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (f)(m)		3,569,924	2,150,879
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,672,239
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.918% 6/17/31 (f)(m)		551,000	531,495
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)		147,000	154,005
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)		406,000	430,976
Series 2015-SFR1 Class E, 5.639% 4/17/45 (f)		231,000	231,446
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (m)		51,805	47,778
Series 2004-R2 Class M3, 0.9933% 4/25/34 (m)		89,819	62,216
Series 2005-R2 Class M1, 0.621% 4/25/35 (m)		172,679	172,527
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (m)		47,932	44,533
Series 2004-W11 Class M2, 1.221% 11/25/34 (m)		561,149	542,012
Series 2004-W7 Class M1, 0.9933% 5/25/34 (m)		1,542,998	1,473,306
Series 2006-W4 Class A2C, 0.331% 5/25/36 (m)		1,174,999	407,354
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (m)		1,791,666	1,637,879
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (m)		26,139	3,000
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,579,709
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (f)		13,365	13,365
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (m)		1,802,588	1,201,639
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		$ 426,010	$ 426,368
Class B, 2.75% 11/15/18 (f)		6,690,000	6,755,616
Series 2013-2A Class A, 1.75% 11/15/17 (f)		4,183,610	4,191,943
Colony American Homes Series 2014-2A Class A, 1.118% 7/17/31 (f)(m)		8,850,526	8,701,816
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	2,840
Series 2004-3 Class M4, 1.626% 4/25/34 (m)		74,848	61,485
Series 2004-4 Class M2, 0.966% 6/25/34 (m)		114,400	103,086
Series 2004-7 Class AF5, 5.868% 1/25/35		3,635,890	3,737,523
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		392,598	383,819
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (m)		38,916	36,344
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (m)		290,872	257,533
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (m)		14,099	13,234
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,124,924
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (m)		948,695	780,750
Class M4, 1.1883% 1/25/35 (m)		347,133	228,240
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (f)(m)		1,641,762	1,410,746
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (f)(m)		42,728	41,124
Series 2006-2A:
Class A, 0.353% 11/15/34 (f)(m)		1,062,005	1,013,154
Class B, 0.453% 11/15/34 (f)(m)		383,628	355,144
Class C, 0.553% 11/15/34 (f)(m)		637,574	561,972
Class D, 0.923% 11/15/34 (f)(m)		242,107	210,253
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	8,869
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (m)		285,126	268,317
Series 2003-3 Class M1, 1.461% 8/25/33 (m)		489,195	471,213
Series 2003-5 Class A2, 0.871% 12/25/33 (m)		32,929	31,328
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (m)		1,522,035	977,313
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(m)		$ 590,000	$ 585,965
Series 2014-SFR1:
Class A, 1.168% 6/17/31 (f)(m)		26,000,000	25,666,776
Class F, 3.918% 6/17/31 (f)(m)		557,000	554,818
Series 2014-SFR3 Class E, 4.668% 12/17/31 (f)(m)		206,000	210,874
Series 2014-SRF2 Class F, 4.168% 9/17/31 (f)(m)		335,000	336,376
Series 2015-SRF1:
Class B, 2.0163% 3/17/32 (f)(m)		8,000,000	8,045,589
Class E, 4.3663% 3/17/32 (f)(m)		624,000	634,972
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (m)		196,411	86,457
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		15,803,154	16,012,856
Class AV4, 0.2983% 11/25/36 (m)		729,482	722,528
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (m)		195,966	195,184
Series 2006-A Class 2C, 1.4046% 3/27/42 (m)		3,243,000	570,888
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.331% 11/25/36 (m)		4,746,668	2,033,773
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.601% 5/25/46 (f)(m)		250,000	231,875
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (m)		403,290	4,041
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (m)		124,444	90,948
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (m)		401,503	361,946
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (m)		508,886	472,503
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (m)		1,870,708	1,787,019
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A2, 0.461% 2/25/47 (f)(m)		57,046	56,515
Class H, 1.641% 2/25/47 (f)(m)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (m)		57,368	52,661
Series 2004-NC6 Class M3, 2.3433% 7/25/34 (m)		17,377	14,967
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (m)		19,780	16,878
Series 2005-NC1 Class M1, 0.831% 1/25/35 (m)		345,245	323,372
Series 2005-NC2 Class B1, 1.926% 3/25/35 (m)		243,844	5,602
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (m)		1,426,957	1,272,531
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (m)		$ 532,896	$ 499,685
Class M4, 2.3433% 9/25/34 (m)		683,353	412,985
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (m)		1,475,804	1,307,189
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.121% 9/25/46 (f)(m)		250,000	63,125
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (m)		5,108	4,672
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,028,981
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (m)		874,507	794,097
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.168% 9/17/31 (f)(m)		2,987,505	2,941,871
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (m)		785,958	759,720
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (f)		13,463,386	13,499,368
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (f)		3,614,272	3,596,201
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (m)		45,364	39,086
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (m)		28,819	25,303
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (f)(m)		2,683,017	1,421,999
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (f)		965,596	959,830
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (f)		12,448,558	12,475,948
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (f)		12,952,555	12,953,993
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (f)(m)		400,000	385,480
Series 2006-1A:
Class H, 1.9046% 9/25/26 (f)(m)		177,182	174,967
Class K, 3.5046% 9/25/26 (f)(m)		250,000	242,575
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (f)(m)		1,789,540	1,803,788
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (f)(m)		$ 253,506	$ 249,070
Class D, 1.1115% 11/21/40 (f)(m)		305,000	246,440
TOTAL ASSET-BACKED SECURITIES (Cost $202,848,550)			212,839,988
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.7%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.3166% 1/26/37 (f)(m)		67,725	67,370
BCAP LLC Trust sequential payer Series 2013-RR3 Class 2A1, 2.2902% 2/26/37 (f)(m)		7,151,041	7,108,914
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (m)		1,231,222	1,196,735
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (f)		715,108	713,588
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (f)		8,582,851	8,443,380
Series 2014-8 Class 2A1, 3.45% 6/27/37 (f)(m)		14,541,185	14,707,809
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.0115% 10/26/37 (f)(m)		991,009	968,267
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 6/25/33 (m)		112,018	394
CSMC:
floater Series 2015-1R Class 6A1, 0.4495% 5/27/37 (f)(m)		14,680,000	13,605,277
Series 2014-3R Class 2A1, 0.8695% 5/27/37 (f)(m)		2,453,493	2,321,358
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (m)		622,132	621,418
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3544% 12/25/46 (f)(m)		910,000	1,013,830
Series 2010-K7 Class B, 5.4347% 4/25/20 (f)(m)		1,000,000	1,127,643
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		5,832	868
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (m)		205,017	202,762
Series 2006-1A Class C2, 1.3735% 12/20/54 (f)(m)		6,523,000	6,453,204
Series 2006-2 Class C1, 1.1135% 12/20/54 (m)		21,543,000	21,163,843
Series 2006-3 Class C2, 1.1735% 12/20/54 (m)		1,124,000	1,106,690
Series 2006-4:
Class C1, 0.9335% 12/20/54 (m)		2,767,000	2,691,461
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4: - continued
Class M1, 0.5135% 12/20/54 (m)		$ 1,190,000	$ 1,158,465
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (m)		2,234,000	2,153,799
Class 1M1, 0.4735% 12/20/54 (m)		1,493,000	1,448,210
Class 2C1, 1.0335% 12/20/54 (m)		1,015,000	992,873
Class 2M1, 0.6735% 12/20/54 (m)		1,917,000	1,878,085
Series 2007-2 Class 2C1, 1.033% 12/17/54 (m)		2,654,000	2,595,877
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (m)		430,241	447,412
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.0065% 3/25/37 (m)		1,308,484	1,261,687
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (m)		1,393,566	1,194,983
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (m)		1,493,927	1,397,692
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (m)		3,860,816	3,532,635
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		142,052	146,926
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (f)		9,772,499	9,778,549
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (m)		1,218,752	1,149,642
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (f)(m)		464,399	432,435
Class B6, 3.0163% 6/10/35 (f)(m)		103,544	95,973
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (m)		24,763	24,288
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (m)		205,243	205,065
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.616% 1/25/35 (m)		3,511,106	3,545,963
Series 2005-AR10 Class 2A15, 2.6141% 6/25/35 (m)		17,773,994	18,060,778
Series 2005-AR2 Class 1A2, 2.6147% 3/25/35 (m)		2,125,924	1,962,995
TOTAL PRIVATE SPONSOR			136,979,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.971% 2/25/32 (m)		$ 39,424	$ 40,055
Series 2002-39 Class FD, 1.173% 3/18/32 (m)		61,021	62,343
Series 2002-60 Class FV, 1.171% 4/25/32 (m)		79,731	81,648
Series 2002-63 Class FN, 1.171% 10/25/32 (m)		109,732	112,307
Series 2002-7 Class FC, 0.921% 1/25/32 (m)		42,002	42,987
Series 2002-94 Class FB, 0.571% 1/25/18 (m)		66,389	66,599
Series 2003-118 Class S, 7.929% 12/25/33 (m)(n)(p)		1,310,293	305,237
Series 2006-104 Class GI, 6.509% 11/25/36 (m)(n)(p)		938,560	210,451
Series 2006-33 Class CF, 0.471% 5/25/36 (m)		823,582	826,244
Series 2007-57 Class FA, 0.401% 6/25/37 (m)		1,011,830	1,011,996
Series 2008-76 Class EF, 0.671% 9/25/23 (m)		596,690	598,700
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		61,487	67,782
Series 1993-207 Class H, 6.5% 11/25/23		754,527	847,806
Series 1994-23 Class PZ, 6% 2/25/24		2,062,835	2,284,906
Series 1996-28 Class PK, 6.5% 7/25/25		243,905	274,098
Series 1999-17 Class PG, 6% 4/25/29		659,682	725,645
Series 1999-32 Class PL, 6% 7/25/29		591,125	651,750
Series 1999-33 Class PK, 6% 7/25/29		337,497	372,870
Series 2001-52 Class YZ, 6.5% 10/25/31		41,490	47,037
Series 2002-9 Class PC, 6% 3/25/17		43,927	45,627
Series 2003-28 Class KG, 5.5% 4/25/23		455,128	498,561
Series 2004-21 Class QE, 4.5% 11/25/32		86,216	89,081
Series 2005-102 Class CO, 11/25/35 (o)		350,552	318,746
Series 2005-73 Class SA, 17.1054% 8/25/35 (m)(p)		179,107	223,387
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	500,464
Series 2006-105 Class MD, 5.5% 6/25/35		615,408	631,734
Series 2006-12 Class BO, 10/25/35 (o)		1,510,990	1,428,360
Series 2006-37 Class OW, 5/25/36 (o)		202,761	180,983
Series 2006-45 Class OP, 6/25/36 (o)		474,833	418,338
Series 2006-62 Class KP, 4/25/36 (o)		668,377	587,646
Series 2011-117 Class PF, 0.521% 7/25/39 (m)		3,075,918	3,092,876
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		132,177	155,454
Series 1999-25 Class Z, 6% 6/25/29		501,595	568,691
Series 2001-20 Class Z, 6% 5/25/31		648,381	714,991
Series 2001-31 Class ZC, 6.5% 7/25/31		345,344	399,485
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2002-16 Class ZD, 6.5% 4/25/32		$ 176,772	$ 206,711
Series 2002-74 Class SV, 7.379% 11/25/32 (m)(n)		779,915	148,750
Series 2002-79 Class Z, 5.5% 11/25/22		916,348	1,025,039
Series 2010-50 Class FA, 0.521% 1/25/24 (m)		63,072	63,079
Series 2012-67 Class AI, 4.5% 7/25/27 (n)		4,749,945	668,105
Series 06-116 Class SG, 6.469% 12/25/36 (m)(n)(p)		638,781	114,738
Series 07-40 Class SE, 6.269% 5/25/37 (m)(n)(p)		411,411	62,671
Series 1993-165 Class SH, 19.3161% 9/25/23 (m)(p)		30,193	40,830
Series 2003-21 Class SK, 7.929% 3/25/33 (m)(n)(p)		116,110	30,564
Series 2003-35 Class TQ, 7.329% 5/25/18 (m)(n)(p)		66,097	4,965
Series 2005-72 Class ZC, 5.5% 8/25/35		3,688,276	4,146,769
Series 2007-57 Class SA, 39.594% 6/25/37 (m)(p)		302,894	591,852
Series 2007-66:
Class FB, 0.571% 7/25/37 (m)		1,222,097	1,231,599
Class SA, 38.574% 7/25/37 (m)(p)		459,088	873,494
Class SB, 38.574% 7/25/37 (m)(p)		203,683	384,277
Series 2008-12 Class SG, 6.179% 3/25/38 (m)(n)(p)		2,778,774	444,699
Series 2009-114 Class AI, 5% 12/25/23 (n)		617,222	30,974
Series 2009-16 Class SA, 6.079% 3/25/24 (m)(n)(p)		425,415	20,216
Series 2009-76 Class MI, 5.5% 9/25/24 (n)		302,900	17,128
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		300,370	23,440
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		447,814	35,817
Series 2010-112 Class SG, 6.189% 6/25/21 (m)(n)(p)		417,755	33,446
Series 2010-12 Class AI, 5% 12/25/18 (n)		1,221,878	73,851
Series 2010-135 Class LS, 5.879% 12/25/40 (m)(n)(p)		2,458,394	405,527
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,477,209	360,434
Series 2010-17 Class DI, 4.5% 6/25/21 (n)		306,051	18,873
Series 2010-23:
Class AI, 5% 12/25/18 (n)		526,388	30,416
Class HI, 4.5% 10/25/18 (n)		344,485	18,544
Series 2010-29 Class LI, 4.5% 6/25/19 (n)		1,109,226	55,475
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		966,812	70,353
Series 2011-39 Class ZA, 6% 11/25/32		1,632,396	1,824,950
Series 2011-67 Class AI, 4% 7/25/26 (n)		764,603	91,667
Series 2011-83 Class DI, 6% 9/25/26 (n)		1,270,909	178,384
Series 2013-N1 Class A, 6.549% 6/25/35 (m)(n)(p)		1,892,431	348,691
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (n)		$ 193,330	$ 11,212
Class 5, 5.5% 7/25/33 (n)		372,621	66,214
Series 343 Class 16, 5.5% 5/25/34 (n)		299,632	55,985
Series 348 Class 14, 6.5% 8/25/34 (m)(n)		211,311	41,944
Series 351:
Class 12, 5.5% 4/25/34 (m)(n)		145,419	28,723
Class 13, 6% 3/25/34 (n)		195,346	40,550
Series 359 Class 19, 6% 7/25/35 (m)(n)		140,912	29,924
Series 384 Class 6, 5% 7/25/37 (n)		1,827,915	279,320
Freddie Mac:
floater:
Series 2412 Class FK, 0.972% 1/15/32 (m)		31,599	32,084
Series 2423 Class FA, 1.072% 3/15/32 (m)		45,243	46,136
Series 2424 Class FM, 1.172% 3/15/32 (m)		56,908	58,243
Series 2432:
Class FE, 1.072% 6/15/31 (m)		78,902	80,496
Class FG, 1.072% 3/15/32 (m)		27,333	27,862
floater planned amortization class Series 3153 Class FX, 0.522% 5/15/36 (m)		1,663,940	1,670,865
floater target amortization class Series 3366 Class FD, 0.422% 5/15/37 (m)		1,975,285	1,974,087
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (o)		1,212,703	1,129,940
Series 2095 Class PE, 6% 11/15/28		704,088	778,889
Series 2101 Class PD, 6% 11/15/28		63,885	70,345
Series 2121 Class MG, 6% 2/15/29		291,064	320,973
Series 2131 Class BG, 6% 3/15/29		1,951,143	2,157,087
Series 2137 Class PG, 6% 3/15/29		309,188	341,152
Series 2154 Class PT, 6% 5/15/29		468,077	515,938
Series 2162 Class PH, 6% 6/15/29		121,994	134,097
Series 2425 Class JH, 6% 3/15/17		65,583	68,317
Series 2520 Class BE, 6% 11/15/32		647,432	714,630
Series 2585 Class KS, 7.428% 3/15/23 (m)(n)(p)		47,692	7,424
Series 2693 Class MD, 5.5% 10/15/33		7,577,495	8,538,698
Series 2802 Class OB, 6% 5/15/34		1,390,059	1,551,181
Series 2937 Class KC, 4.5% 2/15/20		1,905,943	2,006,227
Series 2962 Class BE, 4.5% 4/15/20		1,865,949	1,976,977
Series 3002 Class NE, 5% 7/15/35		1,763,898	1,955,111
Series 3110 Class OP, 9/15/35 (o)		877,529	845,513
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 3119 Class PO, 2/15/36 (o)		$ 1,319,288	$ 1,151,747
Series 3121 Class KO, 3/15/36 (o)		286,415	251,145
Series 3123 Class LO, 3/15/36 (o)		809,174	706,650
Series 3145 Class GO, 4/15/36 (o)		764,038	716,151
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,736,231
Series 3225 Class EO, 10/15/36 (o)		506,587	444,068
Series 3258 Class PM, 5.5% 12/15/36		783,952	882,761
Series 3415 Class PC, 5% 12/15/37		745,397	803,395
Series 3786 Class HI, 4% 3/15/38 (n)		2,144,871	272,387
Series 3806 Class UP, 4.5% 2/15/41		4,039,225	4,385,836
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,741,936
sequential payer:
Series 2135 Class JE, 6% 3/15/29		134,882	148,658
Series 2274 Class ZM, 6.5% 1/15/31		144,455	166,693
Series 2281 Class ZB, 6% 3/15/30		372,347	408,799
Series 2303 Class ZV, 6% 4/15/31		160,569	177,563
Series 2357 Class ZB, 6.5% 9/15/31		1,116,559	1,303,019
Series 2502 Class ZC, 6% 9/15/32		340,945	378,112
Series 2519 Class ZD, 5.5% 11/15/32		632,237	690,356
Series 2546 Class MJ, 5.5% 3/15/23		293,355	315,380
Series 2601 Class TB, 5.5% 4/15/23		135,929	151,557
Series 2998 Class LY, 5.5% 7/15/25		366,072	403,241
Series 4302 Class DA, 3% 7/15/39		20,542,258	21,203,945
Series 06-3115 Class SM, 6.428% 2/15/36 (m)(n)(p)		534,962	84,747
Series 2013-4281 Class AI, 4% 12/15/28 (n)		8,461,207	952,113
Series 2844:
Class SC, 45.682% 8/15/24 (m)(p)		18,361	32,437
Class SD, 84.214% 8/15/24 (m)(p)		27,012	66,048
Series 2935 Class ZK, 5.5% 2/15/35		5,032,310	5,776,392
Series 2947 Class XZ, 6% 3/15/35		1,776,302	2,009,058
Series 3055 Class CS, 6.418% 10/15/35 (m)(n)		770,778	92,472
Series 3244 Class SG, 6.488% 11/15/36 (m)(n)(p)		1,702,540	313,525
Series 3274 Class SM, 6.258% 2/15/37 (m)(n)		901,708	114,902
Series 3284 Class CI, 5.948% 3/15/37 (m)(n)		4,099,671	747,256
Series 3287 Class SD, 6.578% 3/15/37 (m)(n)(p)		2,685,793	612,544
Series 3297 Class BI, 6.588% 4/15/37 (m)(n)(p)		3,793,001	745,382
Series 3336 Class LI, 6.408% 6/15/37 (m)(n)		1,440,644	199,569
Series 3772 Class BI, 4.5% 10/15/18 (n)		1,276,007	69,968
Series 3949 Class MK, 4.5% 10/15/34		1,368,895	1,485,834
Series 4181 Class LA, 3% 3/15/37		3,675,341	3,807,446
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
target amortization class Series 2156 Class TC, 6.25% 5/15/29		$ 409,053	$ 451,418
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.072% 2/15/24 (m)		158,242	160,329
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		310,598	342,536
Series 2056 Class Z, 6% 5/15/28		542,408	598,319
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (m)(n)(p)		738,795	125,274
Series 2010-H03 Class FA, 0.7188% 3/20/60 (m)(q)		7,538,557	7,558,255
Series 2010-H17 Class FA, 0.4988% 7/20/60 (m)(q)		836,562	832,667
Series 2010-H18 Class AF, 0.4583% 9/20/60 (m)(q)		967,234	961,253
Series 2010-H19 Class FG, 0.4583% 8/20/60 (m)(q)		1,209,586	1,202,242
Series 2010-H27 Series FA, 0.5383% 12/20/60 (m)(q)		1,979,918	1,974,084
Series 2011-H05 Class FA, 0.6583% 12/20/60 (m)(q)		3,217,617	3,223,409
Series 2011-H07 Class FA, 0.6675% 2/20/61 (m)(q)		5,945,977	5,955,770
Series 2011-H12 Class FA, 0.6575% 2/20/61 (m)(q)		8,117,654	8,128,370
Series 2011-H13 Class FA, 0.6583% 4/20/61 (m)(q)		3,109,657	3,115,192
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (m)(q)		3,583,835	3,591,211
Class FC, 0.6583% 5/20/61 (m)(q)		3,305,643	3,311,950
Series 2011-H17 Class FA, 0.6883% 6/20/61 (m)(q)		4,361,473	4,373,415
Series 2011-H21 Class FA, 0.7583% 10/20/61 (m)(q)		8,429,955	8,476,960
Series 2012-H01 Class FA, 0.8583% 11/20/61 (m)(q)		4,068,894	4,109,103
Series 2012-H03 Class FA, 0.8583% 1/20/62 (m)(q)		2,555,562	2,580,724
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.7883% 1/20/62 (m)(q)		$ 3,937,701	$ 3,965,056
Series 2012-H07 Class FA, 0.7883% 3/20/62 (m)(q)		2,393,802	2,414,873
Series 2012-H23 Class WA, 0.6783% 10/20/62 (m)(q)		2,048,653	2,050,341
Series 2012-H26, Class CA, 0.6883% 7/20/60 (m)(q)		8,948,057	8,957,596
Series 2013-H07 Class BA, 0.5183% 3/20/63 (m)(q)		3,184,828	3,164,219
Series 2014-H03 Class FA, 0.7675% 1/20/64 (m)(q)		3,724,713	3,740,357
Series 2014-H05 Class FB, 0.7675% 12/20/63 (m)(q)		8,930,779	8,972,057
Series 2014-H11 Class BA, 0.6675% 6/20/64 (m)(q)		15,055,403	15,054,891
Series 2014-H20 Class BF, 0.6675% 9/20/64 (m)(q)		47,669,615	47,670,855
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		647,499	738,039
Series 1997-8 Class PE, 7.5% 5/16/27		260,724	308,792
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,659,931	243,422
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,631,022	2,958,282
Series 2004-32 Class GS, 6.328% 5/16/34 (m)(n)(p)		381,829	80,842
Series 2004-73 Class AL, 7.0318% 8/17/34 (m)(n)(p)		451,864	100,554
Series 2007-35 Class SC, 39.168% 6/16/37 (m)(p)		32,850	65,266
Series 2010-H10 Class FA, 0.4988% 5/20/60 (m)(q)		2,551,092	2,538,536
Series 2012-76 Class GS, 6.528% 6/16/42 (m)(n)(p)		1,582,429	222,589
Series 2012-97 Class JS, 6.078% 8/16/42 (m)(n)(p)		5,028,604	885,421
Series 2013-124:
Class ES, 8.4427% 4/20/39 (m)(p)		4,142,567	4,748,876
Class ST, 8.576% 8/20/39 (m)(p)		7,781,810	9,227,513
TOTAL U.S. GOVERNMENT AGENCY			295,447,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,146,885)			432,426,681
Commercial Mortgage Securities - 6.8%
		Principal Amount (d)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		$ 180,000	$ 205,908
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,351
Series 1997-D5 Class PS1, 1.5642% 2/14/43 (m)(n)		534,541	9,379
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(m)		1,500,000	1,486,360
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	535,679
Series 2006-2:
Class A4, 5.729% 5/10/45 (m)		21,565,600	22,289,665
Class AAB, 5.711% 5/10/45 (m)		227,459	228,639
Series 2006-3 Class A4, 5.889% 7/10/44		52,021,528	54,429,241
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,059,809
Series 2006-5 Class A2, 5.317% 9/10/47		2,545,926	2,544,207
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,855,647
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		26,433,141	27,892,223
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	185,758
Series 2005-1 Class CJ, 5.2936% 11/10/42 (m)		550,000	549,420
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)		5,908,000	5,936,051
Series 2005-5 Class D, 5.2426% 10/10/45 (m)		1,180,000	1,188,218
Series 2005-6 Class AJ, 5.1529% 9/10/47 (m)		300,000	308,288
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	151,502
Series 2007-3:
Class A3, 5.5907% 6/10/49 (m)		2,259,587	2,265,620
Class A4, 5.5907% 6/10/49 (m)		22,466,000	23,998,788
Series 2008-1 Class D, 6.2681% 2/10/51 (f)(m)		125,000	105,601
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,963,661	7,426,856
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (f)(m)		37,335	33,689
Series 2005-4A:
Class A2, 0.561% 1/25/36 (f)(m)		842,931	748,671
Class B1, 1.571% 1/25/36 (f)(m)		35,022	16,226
Class M1, 0.621% 1/25/36 (f)(m)		271,913	214,231
Class M2, 0.641% 1/25/36 (f)(m)		81,574	63,348
Class M3, 0.671% 1/25/36 (f)(m)		119,133	88,859
Class M4, 0.781% 1/25/36 (f)(m)		65,887	47,994
Class M5, 0.821% 1/25/36 (f)(m)		65,887	46,135
Class M6, 0.871% 1/25/36 (f)(m)		69,979	46,417
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A Class M4, 0.601% 10/25/36 (f)(m)		$ 49,179	$ 5,850
Series 2007-1 Class A2, 0.441% 3/25/37 (f)(m)		573,154	492,411
Series 2007-2A:
Class A1, 0.441% 7/25/37 (f)(m)		596,862	503,242
Class A2, 0.491% 7/25/37 (f)(m)		557,687	447,570
Class M1, 0.541% 7/25/37 (f)(m)		195,828	67,956
Class M2, 0.581% 7/25/37 (f)(m)		107,009	21,322
Class M3, 0.661% 7/25/37 (f)(m)		81,959	6,148
Series 2007-3:
Class A2, 0.461% 7/25/37 (f)(m)		538,649	450,257
Class M1, 0.481% 7/25/37 (f)(m)		116,990	90,251
Class M2, 0.511% 7/25/37 (f)(m)		125,391	80,523
Class M3, 0.541% 7/25/37 (f)(m)		197,586	83,979
Class M4, 0.671% 7/25/37 (f)(m)		310,240	94,785
Class M5, 0.771% 7/25/37 (f)(m)		148,818	24,786
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (f)(m)		236,116	44,649
Class M2, 1.2183% 9/25/37 (f)(m)		67,845	10,699
Series 2006-3A, Class IO, 0% 10/25/36 (f)(m)(n)		5,688,032	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(m)(n)		5,380,202	113,965
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4349% 3/11/39 (m)		450,000	461,396
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	636,521
Series 2006-T22 Class AJ, 5.5714% 4/12/38 (m)		400,000	415,729
Series 2007-PW16 Class A4, 5.7072% 6/11/40 (m)		1,112,000	1,195,151
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		121,731	120,480
Series 2006-T22:
Class A4, 5.5714% 4/12/38 (m)		217,711	224,347
Class B, 5.5714% 4/12/38 (f)(m)		200,000	211,249
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (f)(m)(n)		87,557,706	293,143
Series 2007-T28 Class X2, 0.1365% 9/11/42 (f)(m)(n)		54,532,420	74,328
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		563,563	624,484
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2066% 8/15/29 (f)(m)		$ 496,000	$ 470,565
Series 2014-CLMZ Class M, 5.9005% 8/15/29 (f)(m)		1,288,000	1,273,720
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.923% 8/15/26 (f)(m)		700,000	700,704
BWAY Mortgage Trust Series 2015-1740 Class E, 4.028% 1/13/35 (f)		1,000,000	987,107
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (f)(m)		360,464	342,617
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.172% 11/15/19 (f)(m)		680,000	681,439
Class F, 2.7557% 11/15/19 (f)(m)		119,000	109,904
Series 2014-CMZA Class MZA, 6.1485% 11/15/19 (f)(m)		1,000,000	1,001,771
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8949% 11/15/29 (f)		1,000,000	998,815
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.5665% 12/15/27 (f)(m)		19,500,000	19,566,983
Class DPA, 3.1665% 12/15/27 (f)(m)		6,164,000	6,170,232
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5679% 12/15/47 (f)(m)		750,000	864,020
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6555% 6/15/31 (f)(m)		511,000	487,545
Class YTC3, 2.6555% 6/15/31 (f)(m)		184,000	172,353
Series 2014-FL1, 2.6555% 6/15/31 (f)(m)		511,000	495,363
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	852,638
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	395,372
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1059% 9/10/46 (f)(m)		1,010,000	1,027,536
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		6,266,071	6,496,211
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	174,196
Class A4, 5.322% 12/11/49		31,258,000	32,955,122
Series 2005-CD1 Class AJ, 5.2258% 7/15/44 (m)		500,000	510,602
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(m)	CAD	138,000	109,266
Class G, 5.01% 5/15/44 (f)(m)	CAD	30,000	23,227
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Claregold Trust Series 2007-2A: - continued
Class H, 5.01% 5/15/44 (f)(m)	CAD	20,000	$ 15,060
Class J, 5.01% 5/15/44 (f)(m)	CAD	20,000	14,348
Class K, 5.01% 5/15/44 (f)(m)	CAD	10,000	7,004
Class L, 5.01% 5/15/44 (f)(m)	CAD	36,000	24,041
Class M, 5.01% 5/15/44 (f)(m)	CAD	165,000	102,701
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	2,065,402
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.3168% 8/13/27 (f)(m)		735,000	728,763
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		1,410,000	1,141,822
Series 2012-CR5 Class D, 4.3354% 12/10/45 (f)(m)		740,000	763,950
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(m)		270,000	290,810
Class D, 4.958% 8/10/46 (f)(m)		790,000	784,001
Series 2013-CR12 Class D, 5.0852% 10/10/46 (f)(m)		1,176,000	1,194,237
Series 2013-CR9:
Class C, 4.2591% 7/10/45 (f)(m)		525,000	546,510
Class D, 4.2591% 7/10/45 (f)(m)		756,000	723,497
Series 2013-LC6 Class D, 4.2877% 1/10/46 (f)(m)		1,109,000	1,073,432
Series 2014-CR15 Class D, 4.767% 2/10/47 (f)(m)		258,000	257,732
Series 2014-CR17 Class D, 4.7996% 5/10/47 (f)(m)		567,000	559,569
Series 2014-UBS2 Class D, 5.0156% 3/10/47 (f)(m)		844,000	825,175
Series 2015-3BP Class F, 3.238% 2/10/35 (f)(m)		1,000,000	896,080
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (f)(m)		126,140	126,168
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (m)		2,972,229	3,103,459
Series 2005-LP5 Class F, 5.2779% 5/10/43 (f)(m)		1,290,000	1,316,849
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		1,586,297	1,522,340
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		302,000	332,954
Class H, 6% 11/17/32		599,208	637,236
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2448% 6/10/44 (m)		905,000	910,550
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,278,895
Series 2012-CR1:
Class C, 5.3595% 5/15/45 (m)		850,000	951,006
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR1: - continued
Class D, 5.3595% 5/15/45 (f)(m)		$ 1,510,000	$ 1,604,251
Series 2012-CR2:
Class E, 4.8574% 8/15/45 (f)(m)		1,727,000	1,790,873
Class F, 4.25% 8/15/45 (f)		1,418,000	1,247,237
Series 2012-LC4:
Class C, 5.6467% 12/10/44 (m)		260,000	294,596
Class D, 5.6467% 12/10/44 (f)(m)		870,000	940,500
Series 2014-CR2 Class G, 4.25% 8/15/45 (f)		403,000	308,920
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		27,691	27,576
Series 2007-C3 Class A4, 5.6983% 6/15/39 (m)		16,935,260	18,111,787
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,853,292
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (f)(m)		1,301,342	1,295,926
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,397,944	1,504,544
Class H, 6% 5/17/40 (f)		90,316	74,974
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		712,544	735,935
Class G, 6.75% 11/15/30 (f)		180,000	194,063
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(m)(n)		5,393	0*
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(m)		148,623	149,673
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (f)(m)		2,907,000	315,991
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5574% 11/10/46 (f)(m)		500,000	559,850
Class E, 5.5574% 11/10/46 (f)(m)		870,000	957,348
Class F, 5.5574% 11/10/46 (f)(m)		1,560,000	1,524,872
Class G, 4.652% 11/10/46 (f)		1,654,000	1,452,968
Class XB, 0.2465% 11/10/46 (f)(m)(n)		20,920,000	356,037
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,024,717
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(m)		290,124	292,091
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (m)		1,668,604	1,670,071
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac: - continued
pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (m)(n)		$ 1,640,000	$ 212,396
Series K012 Class X3, 2.288% 1/25/41 (m)(n)		1,800,000	209,209
Series K013 Class X3, 2.8068% 1/25/43 (m)(n)		820,000	117,667
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,490,470
Series K034 Class A2, 3.531% 7/25/23		17,648,185	19,095,213
Series K042 Class A1, 2.267% 6/25/24		8,777,075	8,807,152
Series K716 Class A2, 3.13% 6/25/21		3,482,713	3,672,726
Series KAIV Class X2, 3.6147% 6/25/46 (m)(n)		420,000	79,608
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1935% 9/25/45 (f)(m)		1,290,000	1,444,794
Series 2011-K10 Class B, 4.6154% 11/25/49 (f)(m)		240,000	259,590
Series 2011-K11 Class B, 4.4208% 12/25/48 (f)(m)		750,000	811,503
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class AFX, 3.2349% 12/15/19 (f)		18,600,000	19,171,747
Class BFX, 3.3822% 12/15/19 (f)		18,910,000	19,150,620
Class CFX, 3.3822% 12/15/19 (f)		14,152,000	14,084,864
Class DFX, 3.3822% 12/15/19 (f)		11,994,000	11,716,550
Class EFX, 3.3822% 12/15/19 (f)		1,000,000	937,629
Class FFX, 3.3822% 12/15/19 (f)		299,000	275,458
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		360,976	361,090
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		33,340,000	35,322,463
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	359,998
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		250,041	267,772
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	672,456
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		4,820	4,735
GP Portfolio Trust Series 2014-GPP:
Class D, 2.917% 2/15/27 (f)(m)		291,000	290,030
Class E, 4.017% 2/15/27 (f)(m)		142,000	141,383
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,259,891
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (m)		42,543,531	44,212,897
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.553% 4/10/38 (m)		9,252,000	9,436,883
Series 2010-C1:
Class D, 6.0399% 8/10/43 (f)(m)		1,255,000	1,383,473
Class E, 4% 8/10/43 (f)		1,240,000	1,132,022
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1: - continued
Class F, 4% 8/10/43 (f)		$ 894,000	$ 761,096
Class X, 1.4994% 8/10/43 (f)(m)(n)		5,477,107	336,114
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (f)(m)		750,000	750,000
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		8,758,605	9,224,397
Series 2010-C2:
Class D, 5.2224% 12/10/43 (f)(m)		720,000	769,647
Class XA, 0.6533% 12/10/43 (f)(m)(n)		5,359,904	44,964
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (f)(m)		1,050,000	1,175,318
Class D, 5.3067% 8/10/44 (f)(m)		480,000	512,278
Class E, 5.3067% 8/10/44 (f)(m)		210,000	199,501
Class F, 4.5% 8/10/44 (f)		1,020,000	834,666
Series 2012-GC6:
Class D, 5.6366% 1/10/45 (f)(m)		210,000	223,702
Class E, 5% 1/10/45 (f)(m)		412,000	377,355
Series 2012-GC6I Class F, 5% 1/10/45 (m)		390,000	317,811
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (m)		630,000	714,747
Class D, 5.7228% 5/10/45 (f)(m)		1,054,000	1,126,458
Class E, 5% 5/10/45 (f)		1,311,000	1,223,196
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(m)		1,170,000	1,182,629
Class E, 4.8544% 11/10/45 (f)(m)		1,290,000	1,155,640
Series 2013-GC10 Class D, 4.4143% 2/10/46 (f)(m)		740,000	724,224
Series 2013-GC12 Class D, 4.4778% 6/10/46 (f)(m)		219,000	213,802
Series 2013-GC13 Class D, 4.0707% 7/10/46 (f)(m)		1,092,000	1,037,147
Series 2013-GC16:
Class C, 5.314% 11/10/46 (m)		662,844	735,830
Class D, 5.323% 11/10/46 (f)(m)		967,000	999,902
Class F, 3.5% 11/10/46 (f)		999,000	785,589
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4165% 7/15/29 (f)(m)		617,000	609,517
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		2,450,000	2,487,227
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,142,380
Class EFX, 5.2216% 11/5/30 (f)(m)		2,000,000	2,037,108
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.5616% 9/15/47 (f)		525,000	492,776
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(m)		$ 500,000	$ 499,664
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		440,000	476,730
Series 2003-C1:
Class D, 5.192% 1/12/37		27,909	27,926
Class F, 5.6567% 1/12/37 (f)(m)		250,000	252,023
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(m)		380,000	461,772
Class D, 7.4453% 12/5/27 (f)(m)		1,885,000	2,265,065
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	697,510
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(m)		695,000	801,440
Series 2012-CBX:
Class C, 5.24% 6/15/45 (m)		250,000	275,971
Class D, 5.24% 6/16/45 (f)(m)		690,000	744,404
Class E, 5.24% 6/15/45 (f)(m)		620,000	647,544
Class F, 4% 6/15/45 (f)		820,000	722,837
Class G 4% 6/15/45 (f)		1,079,000	830,268
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (f)(m)		150,801	149,262
Class F, 0.503% 11/15/18 (f)(m)		380,931	370,336
Class G, 0.533% 11/15/18 (f)(m)		330,997	319,358
Class H, 0.673% 11/15/18 (f)(m)		254,476	243,963
Class J, 0.823% 11/15/18 (f)(m)		257,928	242,518
Series 2013-JWMZ Class M, 6.173% 4/15/18 (f)(m)		171,002	171,057
Series 2013-JWRZ Class E, 3.913% 4/15/30 (f)(m)		482,000	482,266
Series 2014-BXH:
Class A, 1.073% 4/15/27 (f)(m)		3,000,000	2,999,382
Class C, 1.823% 4/15/27 (f)(m)		4,460,000	4,453,734
Class D, 2.423% 4/15/27 (f)(m)		9,517,000	9,484,852
Series 2014-FBLU Class E, 3.667% 12/15/28 (f)(m)		1,038,000	1,036,611
Series 2014-INN:
Class E, 3.773% 6/15/29 (f)(m)		683,000	682,369
Class F, 4.173% 6/15/29 (f)(m)		1,006,000	1,009,321
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,175,095	15,999,452
Series 2006-CB17 Class A4, 5.429% 12/12/43		7,263,132	7,627,349
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		$ 26,057,007	$ 27,224,101
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,237,374	9,756,700
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,411,622	2,552,709
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (m)		12,470,000	13,381,488
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (m)		29,428,107	31,502,818
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,195,394	25,715,494
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	170,068
Series 2004-LN2 Class D, 5.3% 7/15/41 (m)		420,000	388,576
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	661,924
Series 2005-LDP5 Class AJ, 5.3492% 12/15/44 (m)		360,000	368,476
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (m)		9,520,000	9,892,451
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (m)		113,826	2,754
Series 2011-C4:
Class E, 5.4143% 7/15/46 (f)(m)		1,130,000	1,230,754
Class F, 3.873% 7/15/46 (f)		105,000	98,571
Class H, 3.873% 7/15/46 (f)		672,000	482,525
Class TAC2, 7.99% 7/15/46 (f)		671,000	718,051
Series 2011-C5:
Class B. 5.3229% 8/15/46 (f)(m)		1,140,000	1,307,198
Class C, 5.3229% 8/15/46 (f)(m)		1,102,648	1,234,020
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (m)		1,115,000	1,130,153
Class D, 4.2403% 4/15/46 (m)		1,430,000	1,377,572
Series 2014-DSTY Class E, 3.8046% 6/10/27 (f)(m)		1,156,000	1,070,468
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (m)		21,615,000	23,362,313
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,920,705
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,534,227
Class AM, 5.263% 11/15/40 (m)		137,000	139,585
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	901,829
Class AM, 5.413% 9/15/39		1,500,000	1,584,980
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	993,287
Class AM, 5.378% 11/15/38		160,000	168,933
Series 2007-C1 Class A4, 5.424% 2/15/40		16,540,168	17,584,547
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C2 Class A3, 5.43% 2/15/40		$ 3,240,158	$ 3,448,023
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(m)		192,617	192,837
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	750,924
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		237,714	238,127
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,031,995
Series 2006-C4:
Class AJ, 5.8576% 6/15/38 (m)		1,060,000	1,112,299
Class AM, 5.8576% 6/15/38 (m)		500,000	527,070
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,203,993	2,317,055
Series 2007-C7 Class A3, 5.866% 9/15/45		12,810,516	14,022,365
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3328% 6/25/43 (f)(m)		310,000	313,196
Series 2014-2:
Class D, 5.1233% 1/20/41 (f)(m)		256,000	246,198
Class E, 5.1233% 1/20/41 (f)(m)		400,000	334,707
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (f)(m)		260,000	262,600
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3907% 10/12/39 (f)(m)	CAD	320,000	259,132
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		200,259	200,387
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3658% 1/12/44 (m)		220,000	226,892
Series 2005-LC1 Class F, 5.4198% 1/12/44 (f)(m)		1,655,000	1,615,343
Series 2006-C1:
Class AJ, 5.686% 5/12/39 (m)		530,000	536,322
Class AM, 5.686% 5/12/39 (m)		100,000	104,459
Series 2007-C1 Class A4, 5.837% 6/12/50 (m)		9,429,517	10,160,540
Series 2008-C1 Class A4, 5.69% 2/12/51		2,980,209	3,237,842
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (m)		846,023	890,065
Class ASB, 5.133% 12/12/49 (m)		419,503	426,184
Series 2007-5 Class A4, 5.378% 8/12/48		18,243,527	19,310,919
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	15,678,327
Series 2007-7 Class A4, 5.7473% 6/12/50 (m)		6,656,000	7,164,658
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	591,881
Series 2007-7 Class B, 5.7473% 6/12/50 (m)		166,000	6,756
Series 2007-8 Class A3, 5.8862% 8/12/49 (m)		1,640,000	1,781,222
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		$ 1,999	$ 1,994
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		180	180
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6615% 11/15/45 (f)(m)		1,357,000	1,411,807
Series 2013-C12 Class D, 4.7683% 10/15/46 (f)(m)		1,000,000	977,448
Series 2013-C13 Class D, 4.8953% 11/15/46 (f)(m)		1,019,000	1,000,976
Series 2013-C7:
Class D, 4.3015% 2/15/46 (f)(m)		810,000	789,748
Class E, 4.3015% 2/15/46 (f)(m)		340,000	298,856
Series 2013-C8 Class D, 4.1708% 12/15/48 (f)(m)		400,000	386,162
Series 2013-C9:
Class C, 4.0707% 5/15/46 (m)		620,000	629,337
Class D, 4.1587% 5/15/46 (f)(m)		1,740,000	1,665,213
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.373% 7/15/19 (f)(m)		357,716	318,618
Class J, 0.597% 7/15/19 (f)(m)		335,939	333,086
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (f)(m)		7,568	7,530
Class D, 0.357% 10/15/20 (f)(m)		667,354	663,329
Class E, 0.417% 10/15/20 (f)(m)		834,661	827,289
Class F, 0.467% 10/15/20 (f)(m)		500,899	496,225
Class G, 0.507% 10/15/20 (f)(m)		619,188	611,552
Class H, 0.597% 10/15/20 (f)(m)		389,758	377,156
Class J, 0.747% 10/15/20 (f)(m)		225,021	206,494
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	657,050
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)		164,901	165,198
Series 2012-C4 Class E, 5.525% 3/15/45 (f)(m)		1,210,000	1,284,985
Series 1997-RR Class F, 7.435% 4/30/39 (f)(m)		67,804	67,973
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,035	203,054
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	212,543
Class O, 5.91% 11/15/31 (f)		167,403	121,562
Series 2004-IQ7 Class E, 5.189% 6/15/38 (f)(m)		120,000	123,605
Series 2005-HQ5 Class B, 5.272% 1/14/42		114,813	114,879
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		1,000,000	1,008,709
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (m)		465,241	475,056
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	762,272
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Class A2, 5.6074% 4/12/49 (m)		$ 2,143,802	$ 2,143,285
Series 2007-IQ14:
Class A4, 5.692% 4/15/49		89,155,000	95,543,491
Class B, 5.7403% 4/15/49 (m)		469,000	40,361
Series 2011-C1:
Class C, 5.2511% 9/15/47 (f)(m)		970,000	1,079,834
Class D, 5.2511% 9/15/47 (f)(m)		1,760,000	1,919,573
Class E, 5.2511% 9/15/47 (f)(m)		573,100	608,710
Series 2011-C2:
Class D, 5.3039% 6/15/44 (f)(m)		580,000	632,404
Class E, 5.3039% 6/15/44 (f)(m)		600,000	637,492
Class F, 5.3039% 6/15/44 (f)(m)		550,000	531,265
Class XB, 0.4588% 6/15/44 (f)(m)(n)		9,001,008	249,454
Series 2011-C3:
Class C, 5.1828% 7/15/49 (f)(m)		1,000,000	1,096,289
Class D, 5.1828% 7/15/49 (f)(m)		1,130,000	1,219,369
Class E, 5.1828% 7/15/49 (f)(m)		400,000	423,930
Series 2012-C4 Class D, 5.525% 3/15/45 (f)(m)		330,000	361,797
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5075% 7/15/33 (f)(m)		150,000	171,225
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (f)		1,155,000	1,145,373
Class F, 5% 2/5/30 (f)		378,000	365,422
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		273,000	293,162
Class D, 6.45% 1/22/26 (f)		740,731	806,313
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		967,650	1,297,135
RBSCF Trust Series 2010-MB1 Class D, 4.2114% 4/15/24 (f)(m)		1,238,000	1,239,403
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	87,232
Class G, 4.456% 9/12/38 (f)	CAD	54,000	43,375
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,939
Class J, 4.456% 9/12/38 (f)	CAD	36,000	27,037
Class K, 4.456% 9/12/38 (f)	CAD	18,000	13,054
Class L, 4.456% 9/12/38 (f)	CAD	26,000	17,596
Class M, 4.456% 9/12/38 (f)	CAD	104,391	64,123
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	102,947
Class G, 4.57% 4/12/23	CAD	42,000	33,978
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1: - continued
Class H, 4.57% 4/12/23	CAD	42,000	$ 33,644
Class J, 4.57% 4/12/23	CAD	42,000	33,315
Class K, 4.57% 4/12/23	CAD	21,000	16,495
Class L, 4.57% 4/12/23	CAD	63,000	49,003
Class M, 4.57% 4/12/23	CAD	155,242	102,953
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		253,928	84,248
SCG Trust Series 2013-SRP1 Class D, 3.5102% 11/15/26 (f)(m)		880,000	861,949
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4165% 11/15/27 (f)(m)		794,000	797,267
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5559% 8/15/39 (m)		170,000	172,429
Series 2007-C4 Class F, 5.5559% 8/15/39 (m)		820,000	711,343
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	281,294
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (f)(m)		693,000	730,159
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (f)(m)		310,000	306,204
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(m)		970,000	929,289
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(m)		1,299,000	1,288,555
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	210,166
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (f)(m)		180,144	177,518
Class J, 0.773% 9/15/21 (f)(m)		395,545	375,433
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (f)(m)		4,565,501	4,375,042
Class LXR1, 0.873% 6/15/20 (f)(m)		233,698	226,636
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,635,860	9,151,093
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,208,040
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	49,860,353
Series 2007-C32 Class A3, 5.7206% 6/15/49 (m)		40,608,000	43,449,821
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (m)		25,953,352	27,670,478
Class A5, 5.9428% 2/15/51 (m)		19,259,000	20,986,089
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C11:
Class D, 5.1387% 1/15/41 (m)		$ 360,000	$ 370,419
Class E, 5.1887% 1/15/41 (m)		327,000	336,763
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,914,352
Series 2005-C22:
Class B, 5.3597% 12/15/44 (m)		4,218,000	4,176,276
Class F, 5.3597% 12/15/44 (f)(m)		3,171,000	799,754
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,104,872
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		21,820,307	22,916,210
Series 2007-C31 Class C, 5.6742% 4/15/47 (m)		522,000	513,445
Series 2007-WHL8 Class D, 0.473% 6/15/20 (m)		9,900,000	9,685,002
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5757% 11/15/43 (f)(m)(n)		20,614,217	607,583
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	611,314
Class D, 4.7777% 10/15/45 (f)(m)		1,621,000	1,651,634
Series 2013-LC12 Class C, 4.4405% 7/15/46 (m)		600,000	626,439
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)		325,000	267,573
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	398,472
Class D, 5.5495% 3/15/44 (f)(m)		800,000	872,432
Class E, 5% 3/15/44 (f)		890,000	835,022
Series 2011-C4:
Class D, 5.245% 6/15/44 (f)(m)		408,000	442,596
Class E, 5.245% 6/15/44 (f)(m)		439,432	467,314
Series 2011-C5:
Class C, 5.6349% 11/15/44 (f)(m)		260,000	295,163
Class D, 5.6349% 11/15/44 (f)(m)		600,000	669,216
Class E, 5.6349% 11/15/44 (f)(m)		1,410,000	1,542,955
Class F, 5.25% 11/15/44 (f)(m)		933,000	872,794
Class G, 5.25% 11/15/44 (f)(m)		329,000	287,513
Class XA, 1.9837% 11/15/44 (f)(m)(n)		4,973,859	431,641
Series 2012-C10:
Class D, 4.458% 12/15/45 (f)(m)		380,000	374,068
Class E, 4.458% 12/15/45 (f)(m)		1,190,000	1,038,991
Class F, 4.458% 12/15/45 (f)(m)		1,726,000	1,352,494
Series 2012-C6 Class D, 5.5617% 4/15/45 (f)(m)		540,000	581,658
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class C, 4.845% 6/15/45 (m)		$ 1,270,000	$ 1,380,115
Class E, 4.845% 6/15/45 (f)(m)		2,039,000	2,097,807
Class F, 4.5% 6/15/45 (f)		357,000	314,265
Class G, 4.5% 6/15/45 (f)		700,000	530,802
Series 2012-C8 Class D, 4.8761% 8/15/45 (f)(m)		650,000	694,769
Series 2013-C11:
Class D, 4.1817% 3/15/45 (f)(m)		870,000	845,741
Class E, 4.1817% 3/15/45 (f)(m)		1,750,000	1,499,271
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(m)		600,000	576,139
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,255,145,889)			1,298,722,032
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,324,486
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	4,017,109
7.3% 10/1/39		18,415,000	27,760,613
7.5% 4/1/34		9,105,000	13,809,645
7.6% 11/1/40		12,540,000	20,205,326
7.625% 3/1/40		5,410,000	8,556,456
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,585,352
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,903,494
Series 2012 B, 5.432% 1/1/42		3,285,000	3,057,284
6.314% 1/1/44		19,560,000	20,455,261
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,483,639
5.1% 6/1/33		63,045,000	63,626,275
Series 2010-1, 6.63% 2/1/35		11,945,000	13,460,343
Series 2010-3:
5.547% 4/1/19		330,000	359,268
6.725% 4/1/35		17,810,000	20,217,734
7.35% 7/1/35		8,165,000	9,742,560
Series 2011:
4.961% 3/1/16		1,035,000	1,071,887
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.365% 3/1/17		$ 395,000	$ 424,645
5.665% 3/1/18		11,035,000	12,033,668
5.877% 3/1/19		32,895,000	36,446,015
Series 2013:
2.69% 12/1/17		3,365,000	3,423,147
3.14% 12/1/18		3,490,000	3,522,248
TOTAL MUNICIPAL SECURITIES (Cost $266,785,551)			286,486,455
Foreign Government and Government Agency Obligations - 1.5%

Arab Republic of Egypt 6.875% 4/30/40 (f)		600,000	599,220
Argentine Republic:
7% 10/3/15		13,250,000	13,195,896
7% 4/17/17		8,895,000	8,704,993
Azerbaijan Republic 4.75% 3/18/24 (f)		760,000	767,782
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,636,063
6.369% 6/16/18 (f)		12,810,000	13,693,890
Belarus Republic:
8.75% 8/3/15 (Reg. S)		7,750,000	7,304,375
8.95% 1/26/18		3,450,000	2,760,000
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,654,825
5.625% 1/7/41		13,285,000	13,285,000
7.125% 1/20/37		1,875,000	2,231,250
8.25% 1/20/34		1,535,000	1,983,988
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,745,000	2,772,450
City of Buenos Aires 8.95% 2/19/21 (f)		1,860,000	1,934,400
Colombian Republic:
5.625% 2/26/44		550,000	629,750
6.125% 1/18/41		1,160,000	1,406,500
7.375% 9/18/37		1,680,000	2,297,400
10.375% 1/28/33		2,100,000	3,318,000
Congo Republic 3.5% 6/30/29 (e)		4,157,010	3,581,264
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,955,188
4.375% 4/30/25 (f)		890,000	827,700
5.625% 4/30/43 (f)		490,000	424,463
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Costa Rican Republic: - continued
7% 4/4/44 (f)		$ 1,050,000	$ 1,060,500
Croatia Republic:
5.5% 4/4/23 (f)		410,000	440,402
6% 1/26/24 (f)		1,400,000	1,559,250
6.25% 4/27/17 (f)		675,000	721,406
6.375% 3/24/21 (f)		760,000	849,264
6.625% 7/14/20 (f)		1,670,000	1,868,313
6.75% 11/5/19 (f)		2,050,000	2,290,875
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22		450,000	459,000
6% 1/14/19 (f)		1,150,000	1,187,375
6.25% 10/4/20 (f)		1,355,000	1,412,588
6.25% 7/27/21 (f)		560,000	584,500
Dominican Republic:
1.139% 8/30/24 (m)		2,200,000	2,136,200
5.875% 4/18/24 (f)		270,000	288,900
5.875% 4/18/24		585,000	625,950
6.85% 1/27/45 (f)		1,395,000	1,485,675
7.45% 4/30/44 (f)		2,240,000	2,592,800
7.5% 5/6/21 (f)		1,880,000	2,119,700
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	713,813
7.65% 6/15/35 (Reg. S)		1,165,000	1,240,725
8.25% 4/10/32 (Reg. S)		575,000	657,656
Georgia Republic 6.875% 4/12/21 (f)		720,000	797,400
German Federal Republic 0.5% 2/15/25	EUR	1,175,000	1,336,974
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	613,275
Hungarian Republic:
5.375% 3/25/24		594,000	672,408
5.75% 11/22/23		1,910,000	2,210,825
6.375% 3/29/21		1,265,000	1,479,746
7.625% 3/29/41		1,980,000	2,905,650
Indonesian Republic:
2.875% 7/8/21	EUR	2,400,000	2,820,006
3.375% 4/15/23 (f)		555,000	550,144
4.875% 5/5/21 (f)		710,000	782,775
5.25% 1/17/42 (f)		715,000	763,263
5.375% 10/17/23		400,000	452,500
5.875% 3/13/20 (f)		490,000	558,600
5.875% 3/13/20 (Reg. S)		2,450,000	2,793,000
6.625% 2/17/37 (f)		950,000	1,174,438
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 690,000	$ 898,725
7.75% 1/17/38 (f)		2,270,000	3,148,354
8.5% 10/12/35 (Reg. S)		1,860,000	2,725,253
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,210,000	3,266,175
7.125% 3/31/16 (Reg. S)		100,000	101,750
7.25% 4/15/19 (f)		3,010,000	3,062,675
8.25% 4/15/24 (f)		1,000,000	1,022,700
Ivory Coast 5.75% 12/31/32		3,150,000	2,995,650
Lebanese Republic:
4% 12/31/17		2,983,500	2,965,002
5.45% 11/28/19		575,000	573,850
6.375% 3/9/20		380,000	393,452
Lithuanian Republic 7.375% 2/11/20 (f)		1,565,000	1,913,213
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,872,360
5.5% 12/11/42 (f)		600,000	667,500
Panamanian Republic:
4% 9/22/24		510,000	536,775
6.7% 1/26/36		460,000	608,925
8.875% 9/30/27		335,000	493,706
9.375% 4/1/29		965,000	1,483,688
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		1,700,000	2,703,000
Philippine Republic:
7.75% 1/14/31		665,000	999,163
9.5% 2/2/30		1,335,000	2,236,125
10.625% 3/16/25		1,030,000	1,676,325
Plurinational State of Bolivia:
5.95% 8/22/23 (f)		885,000	929,250
5.95% 8/22/23		400,000	420,000
Polish Government:
3% 3/17/23		1,465,000	1,479,650
5% 3/23/22		1,805,000	2,053,188
Provincia de Cordoba 12.375% 8/17/17 (f)		1,990,000	2,019,850
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		383,800	376,124
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,000,000	990,000
Republic of Armenia 6% 9/30/20 (f)		2,455,000	2,381,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Iceland 5.875% 5/11/22 (f)		$ 1,500,000	$ 1,712,291
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,000,000	3,325,000
Republic of Namibia 5.5% 11/3/21 (f)		400,000	430,960
Republic of Paraguay 4.625% 1/25/23 (f)		225,000	233,719
Republic of Serbia:
5.25% 11/21/17 (f)		765,000	802,982
5.875% 12/3/18 (f)		2,180,000	2,351,675
6.75% 11/1/24 (f)		2,312,083	2,355,060
7.25% 9/28/21 (f)		1,450,000	1,696,761
Republic of Zambia 5.375% 9/20/22 (f)		800,000	741,400
Romanian Republic:
4.375% 8/22/23 (f)		796,000	860,914
6.125% 1/22/44 (f)		1,472,000	1,917,280
Russian Federation:
5.625% 4/4/42 (f)		400,000	339,000
5.875% 9/16/43 (f)		1,700,000	1,483,590
7.5% 3/31/30 (Reg. S)		2,126,785	2,277,893
12.75% 6/24/28 (Reg. S)		4,305,000	6,150,037
South African Republic:
5.875% 9/16/25		2,235,000	2,574,720
6.25% 3/8/41		500,000	614,100
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,104,936
Turkish Republic:
4.875% 4/16/43		640,000	634,285
5.125% 3/25/22		515,000	550,020
5.625% 3/30/21		815,000	892,839
6.25% 9/26/22		680,000	774,856
6.75% 4/3/18		1,075,000	1,196,419
6.75% 5/30/40		975,000	1,209,000
6.875% 3/17/36		1,795,000	2,225,262
7% 3/11/19		685,000	777,818
7.25% 3/5/38		1,150,000	1,495,000
7.375% 2/5/25		1,695,000	2,106,309
7.5% 11/7/19		1,215,000	1,420,700
8% 2/14/34		570,000	785,460
11.875% 1/15/30		630,000	1,113,714
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		915,000	361,608
Ukraine Government:
6.875% 9/23/15 (Reg. S)		1,500,000	750,300
7.8% 11/28/22 (f)		1,550,000	652,736
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government: - continued
9.25% 7/24/17 (f)		$ 1,495,000	$ 636,123
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,178,130
3.25% 1/22/44	GBP	3,000,000	5,356,906
4.5% 9/7/34	GBP	165,000	341,543
United Mexican States:
4.6% 1/23/46		695,000	724,538
4.75% 3/8/44		13,662,000	14,548,145
6.05% 1/11/40		1,206,000	1,519,560
6.75% 9/27/34		800,000	1,088,000
7.5% 4/8/33		360,000	522,000
8.3% 8/15/31		420,000	647,850
United Republic of Tanzania 6.3289% 3/9/20 (m)		655,000	673,013
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,930,000	2,721,300
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,095,000	6,314,100
9% 5/7/23 (Reg. S)		1,155,000	438,900
9.25% 9/15/27		1,250,000	496,875
9.25% 5/7/28 (Reg. S)		480,000	181,200
9.375% 1/13/34		365,000	140,525
11.75% 10/21/26 (Reg. S)		895,000	380,375
11.95% 8/5/31 (Reg. S)		2,910,000	1,229,475
12.75% 8/23/22		2,000,000	968,000
Vietnamese Socialist Republic:
1.1875% 3/12/16 (m)		384,783	383,821
4% 3/12/28 (e)		4,288,667	4,294,027
4.8% 11/19/24 (f)		1,000,000	1,050,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $282,822,736)			291,277,121
Supranational Obligations - 0.0%

European Investment Bank 1.75% 9/15/45(Reg. S) (Cost $83,418)	EUR	65,000	83,416
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A (a)	21,200	$ 1,398,564
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	31,400	2,697,574
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (a)	19,400	328,054
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E,	1	134,408
TOTAL TELECOMMUNICATION SERVICES		462,462
TOTAL COMMON STOCKS (Cost $5,765,815)		4,558,600
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	260,719
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	463,500
		724,219
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,368,236
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	395,550
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	702,696
Series D, 7.50%	5,942	151,105
Boston Properties, Inc. 5.25%	17,500	432,775
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	200,952
Series E, 6.625%	25,000	660,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	263,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust Series L, 7.375%	12,221	$ 326,301
CYS Investments, Inc. Series B, 7.50%	21,700	517,979
DDR Corp. Series K, 6.25%	17,823	461,437
Digital Realty Trust, Inc. Series E, 7.00%	10,000	266,300
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,367	483,052
Essex Property Trust, Inc. Series H, 7.125%	9,354	250,687
First Potomac Realty Trust 7.75%	15,000	387,750
Hersha Hospitality Trust Series B, 8.00%	13,844	365,620
Hospitality Properties Trust Series D, 7.125%	10,000	267,700
LaSalle Hotel Properties Series H, 7.50%	10,000	261,300
PS Business Parks, Inc.:
Series R, 6.875%	10,000	259,200
Series S, 6.45%	21,000	556,710
Public Storage:
Series P, 6.50%	12,000	312,840
Series R, 6.35%	10,500	278,355
Series S, 5.90%	20,000	513,000
Realty Income Corp. Series F, 6.625%	12,000	321,000
Regency Centers Corp. Series 6, 6.625%	5,510	147,448
Retail Properties America, Inc. 7.00%	24,109	631,174
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	490,118
Stag Industrial, Inc. Series A, 9.00%	20,000	546,400
Sun Communities, Inc. Series A, 7.125%	29,801	791,217
Taubman Centers, Inc. Series J, 6.50%	11,338	293,314
		11,535,380
TOTAL FINANCIALS		15,903,616
TOTAL PREFERRED STOCKS (Cost $15,802,678)		16,627,835
Bank Loan Obligations - 5.5%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (m)		$ 1,498,000	$ 1,494,255
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (m)		4,659,000	4,356,165
Tranche 2LN, term loan 10% 11/27/21 (m)		1,594,000	1,374,825
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (m)		1,047,000	1,045,691
			8,270,936
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (m)		1,867,000	1,857,665
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (m)		1,291,000	1,282,931
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.25% 1/30/20 (m)		1,505,000	1,503,119
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (m)		1,093,000	1,083,436
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (m)		4,310,000	4,277,675
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (m)		3,952,000	3,961,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)		14,566,978	13,656,542
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (m)		4,993,460	4,962,251
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (m)		2,628,000	2,631,285
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (m)		749,000	741,510
			32,817,698
Hotels, Restaurants & Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (m)		3,542,075	3,515,509
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (m)		13,681,000	13,681,000
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (m)		1,425,000	1,421,438
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (m)		3,764,000	3,782,820
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (m)		$ 7,064,000	$ 6,816,760
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)		16,581,300	15,068,256
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (m)		2,615,000	2,621,538
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (m)		2,138,000	2,138,000
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (m)		3,764,000	3,764,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (m)		903,000	914,288
Tranche B 1LN, term loan 5% 2/1/20 (m)		4,641,000	4,664,205
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(m)		1,874,000	1,480,460
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (m)		3,602,000	3,611,005
Tranche B 1LN, term loan 3.5% 6/27/20 (m)		5,158,000	5,132,210
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (m)		5,328,000	5,328,000
5.5% 11/21/19 (m)		2,283,000	2,283,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)		7,983,789	7,983,789
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (m)		6,899,291	6,899,291
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (m)		3,815,000	3,817,861
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (m)		569,250	569,250
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)		1,933,000	1,921,015
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (m)		4,354,000	4,293,044
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (m)		560,000	563,500
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (m)		2,129,000	2,129,000
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (m)		2,410,000	2,410,000
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (m)		3,917,000	3,926,793
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (m)		384,925	386,850
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (m)		$ 14,129,000	$ 14,129,000
Tranche B, term loan 6% 10/18/20 (m)		514,000	514,000
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (m)		1,829,000	1,787,848
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (m)		1,630,000	1,611,663
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (m)		5,171,000	5,171,000
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (m)		2,142,000	1,820,700
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (m)		1,520,000	1,499,100
			137,656,193
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (m)		2,130,000	2,118,019
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (m)		3,354,000	3,349,808
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0162% 4/10/20 (m)		2,962,000	2,954,595
Media - 0.4%
Block Communications, Inc. Tranche B, term loan 4.25% 11/7/21 (m)		1,785,000	1,791,783
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (m)		862,000	858,768
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (m)		4,222,000	4,206,168
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (m)		1,501,000	1,487,866
Tranche F, term loan 3% 1/3/21 (m)		6,802,278	6,768,267
Clear Channel Communications, Inc. Tranche D, term loan 6.922% 1/30/19 (m)		12,485,000	11,923,175
CSC Holdings LLC Tranche B, term loan 2.672% 4/17/20 (m)		1,537,000	1,529,315
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (m)		6,505,000	5,578,038
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (m)		1,810,398	1,801,346
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (m)		1,505,000	1,503,119
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (m)		$ 3,003,000	$ 2,991,889
Tranche 2LN, term loan 7.5% 7/25/22 (m)		1,880,000	1,875,300
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (m)		491,000	481,794
Tranche A 1LN, term loan 1/7/22 (r)		1,129,000	1,119,121
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (m)		1,962,000	1,964,453
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (m)		1,863,000	1,863,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (m)		6,107,296	6,130,199
Tranche B 2LN, term loan 4.5% 5/8/20 (m)		5,283,704	5,303,518
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (m)		3,011,000	3,011,000
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (m)		4,458,569	4,441,849
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (m)		2,591,000	2,591,000
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (m)		1,355,000	1,346,531
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (m)		1,837,000	1,837,000
WMG Acquisition Corp. term loan 3.75% 7/1/20 (m)		1,488,000	1,458,240
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (m)		1,391,000	1,378,898
Tranche B 2LN, term loan 3.5% 1/15/22 (m)		897,000	889,196
Tranche B 3LN, term loan 3.5% 1/15/22 (m)		1,475,000	1,462,168
			77,593,001
Multiline Retail - 0.2%
Dollar Tree, Inc. Tranche B, term loan 2/6/22 (r)		7,528,000	7,546,820
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (m)		3,309,500	3,268,131
6% 5/22/18 (m)		15,670,334	15,572,394
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (m)		6,164,000	6,071,540
			32,458,885
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (m)		3,736,000	3,731,330
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (m)		1,882,000	1,816,130
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (m)		$ 1,879,000	$ 1,857,861
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (m)		4,044,000	3,811,470
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (m)		4,425,000	4,408,406
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (m)		1,352,000	1,348,620
PetSmart, Inc. Tranche B, term loan 2/18/22 (r)		10,183,000	10,246,644
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)		3,137,000	2,697,820
			29,918,281
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (m)		1,482,238	1,415,537
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (m)		3,764,000	3,787,525
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (m)		2,041,000	2,046,103
			7,249,165
TOTAL CONSUMER DISCRETIONARY			337,527,177
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (m)		1,332,000	1,332,000
Tranche B 1LN, term loan 5.75% 11/13/21 (m)		6,523,000	6,539,308
			7,871,308
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (m)		3,764,000	3,792,230
Tranche B 3LN, term loan 5% 8/25/19 (m)		1,723,000	1,723,000
Tranche B 4LN, term loan 5.5% 8/25/21 (m)		16,078,000	16,198,585
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (m)		653,000	648,103
Tranche B 1LN, term loan 4.5% 9/26/19 (m)		5,994,000	5,971,523
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (m)		1,486,000	1,486,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (m)		$ 1,129,000	$ 1,120,533
Tranche B 1LN, term loan 5.75% 10/21/21 (m)		2,634,000	2,643,878
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (m)		6,730,000	6,687,938
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (m)		2,913,000	2,869,305
Tranche B 1LN, term loan 4.5% 6/30/21 (m)		3,418,000	3,422,273
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (m)		2,378,000	2,380,973
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (m)		2,541,000	2,541,000
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (m)		1,127,082	1,131,309
			52,616,650
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (m)		1,481,000	1,466,190
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (m)		2,130,000	2,114,025
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (m)		1,951,000	1,880,276
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (m)		9,919,000	9,968,595
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (m)		588,000	587,265
			16,016,351
Household Products - 0.0%
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (m)		2,000,000	1,985,000
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (m)		2,447,000	2,373,590
			4,358,590
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (m)		3,741,000	3,736,324
TOTAL CONSUMER STAPLES			84,599,223
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (m)		$ 8,983,450	$ 6,737,588
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (m)		4,127,000	3,466,680
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (m)		7,263,000	6,182,629
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (m)		2,340,000	1,719,900
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (m)		1,610,000	1,151,150
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (m)		2,123,000	1,693,093
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (m)		3,476,783	2,829,232
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (m)		422,000	375,580
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (m)		4,699,000	2,819,400
			26,975,252
Oil, Gas & Consumable Fuels - 0.3%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (m)		376,000	360,960
Tranche B 1LN, term loan 4.75% 6/20/21 (m)		1,872,000	1,857,960
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)		1,476,000	1,446,480
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (m)		310,000	218,550
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (m)		4,612,000	4,243,040
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (m)		3,011,000	3,005,505
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (m)		536,000	531,645
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)		8,634,000	6,648,180
Tranche B 1LN, term loan 3.875% 9/30/18 (m)		2,198,000	2,104,585
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (m)		4,886,000	4,690,560
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)		9,096,000	9,152,850
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (m)		524,000	520,725
Bank Loan Obligations - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)		$ 3,786,000	$ 3,767,070
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)		1,020,000	1,003,425
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)		8,687,750	8,209,924
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)		3,035,000	2,701,150
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (m)		3,513,000	3,267,090
Tranche B, term loan 4.25% 10/1/18 (m)		735,000	683,550
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (m)		157,000	139,730
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (m)		1,726,000	1,682,850
Targa Resources Corp. term loan 5.75% 2/27/22 (m)		5,192,000	5,179,020
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (m)		2,542,000	2,567,420
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (m)		842,000	835,685
			64,817,954
TOTAL ENERGY			91,793,206
FINANCIALS - 0.2%
Capital Markets - 0.0%
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (m)		1,882,000	1,886,705
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (m)		946,000	936,540
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (m)		2,505,000	2,479,950
Tranche B 1LN, term loan 4.75% 11/15/21 (m)		1,994,000	2,001,478
			7,304,673
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (m)		1,618,000	1,620,023
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (m)		929,000	854,680
Flying Fortress, Inc. term loan 3.5% 6/30/17 (m)		627,000	627,000
TransUnion LLC Tranche B, term loan 4% 4/9/21 (m)		4,492,000	4,483,578
			7,585,281
Bank Loan Obligations - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (m)		$ 872,000	$ 864,370
Real Estate Management & Development - 0.1%
CityCenter 8.74% 7/10/15 (m)		413,418	413,418
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (m)		1,882,000	1,882,000
Tranche B 1LN, term loan 5.5% 11/4/21 (m)		3,764,000	3,782,820
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)		17,000	16,703
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (m)		8,762,902	8,762,902
			14,857,843
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)		4,920,213	4,686,502
TOTAL FINANCIALS			35,298,669
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Auris Luxembourg III S.a.r.l. Tranche B, term loan 5.5% 12/18/21 (m)		2,698,000	2,714,863
Health Care Providers & Services - 0.3%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (m)		732,000	735,660
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (m)		4,499,000	4,504,624
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (m)		7,469,000	7,478,336
Tranche E, term loan 3.422% 1/25/17 (m)		718,000	716,205
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (m)		1,882,000	1,867,885
Tranche B 1LN, term loan 4.5% 4/23/21 (m)		4,126,000	4,095,055
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)		1,897,000	1,894,629
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (m)		1,315,000	1,323,219
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (m)		2,152,000	2,195,040
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0051% 5/1/18 (m)		2,634,000	2,630,839
Bank Loan Obligations - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.: - continued
Tranche B 5LN, term loan 2.922% 3/31/17 (m)		$ 4,354,000	$ 4,354,000
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (m)		4,749,000	4,440,315
INC Research LLC Tranche B, term loan 4.5% 11/13/21 (m)		1,774,000	1,776,218
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (m)		1,505,000	1,501,238
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (m)		906,000	909,398
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (m)		4,032,000	4,006,800
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (m)		229,000	226,710
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (m)		540,000	542,700
Tranche B 2LN, term loan 4.25% 7/3/19 (m)		1,647,000	1,642,883
			46,841,754
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (m)		7,136,000	7,082,480
Pharmaceuticals - 0.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (m)		1,789,817	1,787,579
Grifols, S.A. Tranche B, term loan 3.172% 2/27/21 (m)		1,494,000	1,490,265
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (m)		2,355,000	2,343,225
Tranche B 1LN, term loan 4.25% 1/28/21 (m)		8,589,230	8,460,391
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (m)		4,033,000	4,022,918
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (m)		1,882,000	1,877,690
Tranche E, term loan 3.5% 8/5/20 (m)		1,882,000	1,877,032
			21,859,100
TOTAL HEALTH CARE			78,498,197
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (m)		3,764,000	3,778,115
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (m)		$ 512,000	$ 510,720
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (m)		443,000	438,570
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (m)		2,028,000	2,028,000
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (m)		4,134,000	4,118,498
Tranche D, term loan 3.75% 6/4/21 (m)		6,103,950	6,088,690
			16,962,593
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (m)		3,400,000	3,417,000
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (m)		1,583,000	1,579,043
			4,996,043
Building Products - 0.1%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (m)		7,049,194	6,890,587
Tranche 2LN, term loan 7.75% 4/1/22 (m)		1,260,000	1,234,800
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (m)		877,000	859,460
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (m)		430,000	428,925
			9,413,772
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (m)		3,681,000	3,662,595
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (m)		1,501,000	1,493,495
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)		2,569,050	2,504,824
Garda World Security Corp.:
term loan 4% 11/8/20 (m)		1,994,817	1,974,869
Tranche DD, term loan 4% 11/8/20 (m)		510,302	505,199
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (m)		7,298,190	7,243,454
Metal Services LLC Tranche B, term loan 6% 6/30/17 (m)		1,117,000	1,118,396
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (m)		$ 616,000	$ 617,540
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (m)		2,415,000	2,276,138
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (m)		560,000	557,200
Tranche B 1LN, term loan 4% 12/18/20 (m)		4,444,000	4,399,560
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (m)		558,000	553,815
			26,907,085
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (m)		8,810,622	8,887,715
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (m)		1,505,000	1,503,119
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (m)		559,000	559,000
			2,062,119
Machinery - 0.1%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (m)		2,675,000	2,688,375
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (m)		2,281,000	2,252,488
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (m)		915,000	873,825
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (m)		1,528,000	1,533,806
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 2/3/22 (r)		2,981,000	3,007,084
Rexnord LLC Tranche B, term loan 4% 8/21/20 (m)		3,467,312	3,458,644
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (m)		1,126,000	1,117,555
			14,931,777
Marine - 0.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (m)		2,217,000	2,205,915
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Marine - continued
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (m)		$ 1,103,000	$ 791,403
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (m)		2,146,000	2,140,635
			5,137,953
Professional Services - 0.0%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (m)		1,317,000	1,323,585
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3.5% 3/11/18 (m)		1,129,000	1,120,533
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (m)		1,757,000	1,755,542
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (m)		2,235,000	2,212,650
			5,088,725
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (m)		2,408,000	2,408,000
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (m)		1,210,000	1,205,463
			3,613,463
TOTAL INDUSTRIALS			99,324,830
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (m)		1,762,000	1,762,000
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (r)		1,915,000	1,929,363
			3,691,363
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 4.5% 4/9/21 (m)		474,850	460,605
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (m)		664,000	666,490
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (m)		$ 627,000	$ 626,373
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)		6,770,714	6,703,007
			8,456,475
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (m)		1,494,000	1,449,180
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (m)		2,046,377	2,043,819
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (m)		2,245,238	2,003,874
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (m)		951,000	946,245
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (m)		752,000	744,480
			7,187,598
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (m)		1,490,000	1,475,100
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (m)		1,401,000	1,302,930
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (m)		1,877,000	1,862,923
First Data Corp.:
term loan 3.6715% 3/24/17 (m)		7,113,000	7,095,218
Tranche B, term loan 4.1715% 3/24/21 (m)		1,882,000	1,882,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (m)		515,000	489,250
Tranche B 1LN, term loan 5% 6/17/21 (m)		1,170,000	1,170,000
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (m)		1,033,000	1,038,165
Presidio, Inc. Tranche B, term loan 6.25% 2/2/22 (m)		1,505,000	1,459,850
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (m)		880,000	878,900
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (m)		752,000	729,440
Tranche B 1LN, term loan 5.5% 5/29/21 (m)		885,000	883,894
			20,267,670
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (m)		2,044,000	2,049,110
Bank Loan Obligations - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (m)		$ 3,253,000	$ 3,244,868
NXP BV Tranche D, term loan 3.25% 1/11/20 (m)		1,877,000	1,867,615
			7,161,593
Software - 0.2%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (m)		1,969,000	1,973,923
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (m)		458,000	455,710
Tranche B 2LN, term loan 7.5% 1/23/22 (m)		116,000	115,710
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (m)		675,000	641,250
5% 9/10/20 (m)		9,740,000	9,301,700
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (m)		12,974,594	13,234,086
Tranche B 1LN, term loan 4.5% 10/30/19 (m)		3,680,000	3,689,200
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (m)		3,745,000	3,688,825
Tranche 2LN, term loan 8% 4/9/22 (m)		1,693,000	1,608,350
TIBCO Software, Inc. term loan 5.5% 12/5/15 (m)		1,882,000	1,872,590
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (m)		771,000	771,000
Tranche B 1LN, term loan 5.5% 11/12/21 (m)		698,000	702,363
			38,054,707
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (m)		16,306,760	16,368,725
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (m)		2,582,000	2,562,635
			18,931,360
TOTAL INFORMATION TECHNOLOGY			103,750,766
MATERIALS - 0.5%
Chemicals - 0.1%
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (m)		182,000	181,090
Tranche B 1LN, term loan 4.75% 5/20/21 (m)		1,123,000	1,114,578
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (m)		$ 781,000	$ 764,404
Tranche B 1LN, term loan 4.5% 6/12/21 (m)		647,000	644,574
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (m)		752,000	736,960
Tranche B 1LN, term loan 4.5% 12/2/19 (m)		1,490,000	1,473,238
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (m)		2,222,000	2,222,000
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (m)		1,129,000	1,095,130
Tranche B 1LN, term loan 6% 12/5/21 (m)		4,129,000	4,149,645
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (m)		1,879,000	1,888,395
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (m)		3,199,000	3,222,993
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (m)		4,125,000	4,063,125
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (m)		1,521,000	1,509,593
			23,065,725
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (m)		539,000	539,000
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (m)		4,779,000	4,755,105
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (m)		1,129,000	1,123,355
Tranche B 1LN, term loan 4.5% 10/1/21 (m)		5,638,000	5,659,143
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)		3,552,000	3,534,240
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (m)		3,189,000	3,201,118
Charter NEX U.S. Holdings, Inc.:
Tranche 2LN, term loan 9.25% 2/5/23 (m)		752,000	752,000
Tranche B 1LN, term loan 5.25% 2/5/22 (m)		1,882,000	1,886,705
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (m)		752,000	752,000
Tranche B 1LN, term loan 4.5% 5/31/20 (m)		1,483,000	1,479,293
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (m)		2,532,000	2,481,360
Bank Loan Obligations - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (m)		$ 9,373,000	$ 9,408,149
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (m)		2,960,944	2,931,335
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (m)		738,000	726,930
			39,229,733
Metals & Mining - 0.2%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (m)		2,628,000	2,312,640
Tranche B 2LN, term loan 8.75% 12/19/20 (m)		1,296,000	1,198,800
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (m)		1,666,000	1,641,010
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (m)		3,615,000	3,506,550
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (m)		18,963,606	17,588,745
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (m)		601,000	600,249
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (m)		787,000	757,488
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (m)		7,020,000	6,765,525
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (m)		752,000	594,080
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (m)		4,707,000	3,080,449
			38,045,536
TOTAL MATERIALS			100,340,994
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (m)		2,634,000	2,647,170
Tranche B, term loan 5.5% 6/24/19 (m)		13,059,000	13,124,295
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)		6,842,000	6,876,210
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (m)		3,638,000	3,615,263
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (m)		2,414,000	2,407,965
Tranche B, term loan 5.25% 2/22/19 (m)		2,039,000	2,033,903
Bank Loan Obligations - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (m)		$ 2,742,000	$ 2,745,565
Tranche B 4LN, term loan 4% 1/15/20 (m)		3,011,000	3,011,000
Tranche B 5LN, term loan 4.5% 1/31/22 (m)		3,764,000	3,782,820
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (m)		163,000	160,555
Tranche B 1LN, term loan 4% 4/11/20 (m)		2,542,000	2,522,935
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (m)		2,724,000	2,676,330
Tranche B 1LN, term loan 4.75% 4/30/20 (m)		2,839,000	2,789,318
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (m)		1,505,000	1,501,238
			49,894,567
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (m)		1,509,000	1,505,605
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (m)		1,728,000	1,624,320
Tranche D, term loan 3.8125% 3/31/15 (m)		2,161,000	2,031,340
Tranche D-2, term loan 3.7551% 3/31/19 (m)		2,506,000	2,355,640
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)		4,150,000	4,118,875
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (m)		1,882,000	1,858,475
			13,494,255
TOTAL TELECOMMUNICATION SERVICES			63,388,822
UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (m)(s)		162,000	162,000
6.375% 8/13/19 (m)		2,457,000	2,457,000
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (m)		1,825,000	1,820,438
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (m)		3,026,952	2,939,927
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (m)		3,745,000	3,745,000
Tranche C, term loan 5.25% 3/14/21 (m)		263,000	263,000
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (m)		$ 1,088,000	$ 1,086,640
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (m)		7,078,000	7,086,848
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (m)		8,408,250	8,408,250
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (m)		1,797,000	1,812,724
InterGen NV Tranche B, term loan 5.5% 6/13/20 (m)		2,228,000	2,189,010
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (m)		3,024,000	3,020,371
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (m)		557,000	561,178
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (m)		2,006,000	2,006,000
TXU Energy LLC Tranche B, term loan:
4.6616% 10/10/17 (c)(m)		1,603,000	1,015,901
4.6616% 10/10/14 (c)(m)		452,000	285,325
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (m)		593,000	590,035
			39,449,647
Gas Utilities - 0.0%
EP Energy LLC term loan 4.5% 4/30/19 (m)		282,000	267,900
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)		4,907,000	4,747,523
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (m)		2,656,000	2,490,000
Veresen Midstream LP Tranche B, term loan 2/27/22 (r)		2,055,000	2,049,863
			9,555,286
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (m)		1,505,000	1,506,881
Tranche B 3LN, term loan 4% 10/9/19 (m)		2,529,000	2,532,161
Tranche B 4LN, term loan 4% 10/31/20 (m)		3,746,000	3,746,000
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (m)		697,000	694,386
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)		2,653,000	2,671,239
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (m)		491,000	493,455
Bank Loan Obligations - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (m)		$ 649,000	$ 606,815
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (m)		2,917,000	2,927,939
			15,178,876
TOTAL UTILITIES			64,183,809
TOTAL BANK LOAN OBLIGATIONS (Cost $1,058,224,544)			1,058,705,693
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)		941,969	916,065
Goldman Sachs 1.1875% 12/14/19 (m)		807,292	785,091
Mizuho 1.1875% 12/14/19 (m)		378,525	368,115
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,935,116)			2,069,271
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $23,187,190)		23,245,000	23,743,814
Preferred Securities - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		2,080,000	2,118,364
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		850,000	825,063
FINANCIALS - 0.4%
Banks - 0.4%
Banco Do Brasil SA 9% (f)(g)(m)		825,000	712,016
Bank of America Corp. 6.25% (g)(m)		1,660,000	1,758,454
Preferred Securities - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 7.625% 11/21/22		$ 21,430,000	$ 24,975,168
Barclays PLC 8.25% (g)(m)		5,470,000	5,932,941
Citigroup, Inc. 6.3% (g)(m)		6,000,000	6,223,185
Credit Agricole SA:
6.625% (f)(g)(m)		10,750,000	10,803,899
6.625% 12/31/49 (Reg. S) (m)		2,850,000	2,863,918
JPMorgan Chase & Co.:
6% (g)(m)		1,955,000	2,001,951
6.75% (g)(m)		10,085,000	10,941,227
KBC Groupe SA 5.625% (Reg. S) (g)(m)	EUR	2,850,000	3,260,560
Wells Fargo & Co. 5.875% (g)(m)		2,000,000	2,116,992
			71,590,311
Capital Markets - 0.0%
Deutsche Bank AG 7.5% (g)(m)		5,600,000	5,778,069
UBS Group AG:
7% (Reg. S) (g)(m)		2,850,000	2,980,119
7.125% (Reg. S) (g)(m)		2,900,000	3,032,536
			11,790,724
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		650,000	551,315
8.625% (Reg. S) (g)		200,000	169,635
			720,950
TOTAL FINANCIALS			84,101,985
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (f)(g)		3,955,000	3,227,308
7.5% (Reg. S) (g)		100,000	81,604
			3,308,912
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,500,000	1,084,841
Preferred Securities - continued
		Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (g)(m)		$ 2,700,000	$ 2,938,433
Vattenfall Treasury AB 5.25% (g)(m)	EUR	3,000,000	3,521,774
			6,460,207
Multi-Utilities - 0.0%
RWE AG 4.625% (g)(m)	EUR	4,600,000	5,330,441
TOTAL UTILITIES			11,790,648
TOTAL PREFERRED SECURITIES (Cost $103,574,436)			103,229,813
Money Market Funds - 1.9%
Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $359,364,124)	359,364,124	359,364,124
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (d)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	$ 37,541
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 22 Index expiring December 2019 exercise rate 3.50%	5/20/15	EUR	8,600,000	37,541
TOTAL PURCHASED SWAPTIONS (Cost $176,184)				75,082
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $19,040,529,398)		19,576,083,680
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(333,649,664)
NET ASSETS - 100%		$ 19,242,434,016
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 3/1/30	$ (8,600,000)	(8,809,624)
3% 3/1/30	(5,200,000)	(5,444,562)
3% 3/1/30	(5,200,000)	(5,444,562)
TOTAL FANNIE MAE		(19,698,748)
Ginnie Mae
3% 3/1/45	(5,000,000)	(5,131,641)
3% 3/1/45	(5,000,000)	(5,131,641)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Ginnie Mae - continued
3.5% 3/1/45	$ (35,600,000)	$ (37,338,280)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(16,300,000)	(17,335,304)
4% 3/1/45	(30,100,000)	(32,011,820)
TOTAL GINNIE MAE		(114,283,990)
TOTAL TBA SALE COMMITMENTS (Proceeds $133,790,086)		$ (133,982,738)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2015	$ 2,159,948	$ 85,730
158 Eurex Euro-Bobl Contracts (Germany)	March 2015	23,193,923	199,416
96 Eurex Euro-Bund Contracts (Germany)	March 2015	17,130,596	573,271
4 ICE Long Gilt Contracts (United Kingdom)	June 2015	732,217	1,569
60 TME 10 Year Canadian Note Contracts (Canada)	June 2015	6,894,168	64,704
2 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2015	2,472,727	16,186
TOTAL BOND INDEX CONTRACTS		$ 52,583,579	$ 940,876
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Treasury Contracts
25 CBOT 5 Year U.S. Treasury Note Contracts (United States)	June 2015	$ 2,982,031	$ 13,818
58 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2015	9,760,313	90,964
TOTAL TREASURY CONTRACTS		$ 12,742,344	$ 104,782
TOTAL PURCHASED		$ 65,325,923	$ 1,045,658
Sold
Bond Index Contracts
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2015	559,637	2,209
137 ICE Medium Gilt Contracts (United Kingdom)	June 2015	23,534,434	952
TOTAL BOND INDEX CONTRACTS		$ 24,094,071	$ 3,161
Treasury Contracts
2 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2015	255,594	(863)
TOTAL SOLD		$ 24,349,665	$ 2,298
		$ 89,675,588	$ 1,047,956

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
5/20/15	AUD	Citibank, N.A.	Sell	121,000	$ 93,693	$ (429)
5/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	194,000	155,819	800
5/20/15	EUR	BNP Paribas	Sell	568,000	645,363	9,119
5/20/15	EUR	Credit Suisse Intl.	Buy	1,518,000	1,732,556	(32,171)
5/20/15	EUR	Credit Suisse Intl.	Sell	567,000	636,435	1,311
5/20/15	EUR	Credit Suisse Intl.	Sell	32,981,000	37,716,610	773,008
5/20/15	GBP	BNP Paribas	Buy	3,584,000	5,503,691	26,411
5/20/15	GBP	Credit Suisse Intl.	Buy	456,000	704,370	(764)
5/20/15	GBP	Credit Suisse Intl.	Buy	6,368,000	9,859,613	(33,808)
5/20/15	GBP	Credit Suisse Intl.	Sell	49,521,000	75,642,288	(768,466)
5/20/15	JPY	Credit Suisse Intl.	Sell	16,700,000	142,370	2,620
						$ (22,369)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Centrica PLC		Mar. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR	2,150,000	$ (52,404)	$ 51,211	$ (1,193)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	(106,763)	9,358	(97,405)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	(31,976)	(31,149)	(63,125)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	(4,983)	(1,877)	(6,860)
Telecom Italia Spa New		Mar. 2020	Credit Suisse International	(1%)	EUR	2,250,000	28,752	(107,208)	(78,456)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(109,714)	(61,068)	(170,782)
TOTAL BUY PROTECTION							(277,088)	(140,733)	(417,821)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	390,408	(406,837)	(16,429)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(16,380)	0	(16,380)
TOTAL SELL PROTECTION							374,028	(406,837)	(32,809)
TOTAL CREDIT DEFAULT SWAPS							$ 96,940	$ (547,570)	$ (450,630)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Swaps - continued
Interest Rate Swaps
Clearinghouse/ Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation/ (Depreciation)
CME	Mar. 2025	$ 38,100,000	3-month LIBOR	3%	$ (218,657)	$ 0	$ (218,657)
CME	Mar. 2045	20,200,000	3-month LIBOR	3.5%	(1,228,643)	0	(1,228,643)
TOTAL INTEREST RATE SWAPS					$ (1,447,300)	$ 0	$ (1,447,300)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,044,841,069 or 10.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,291,092.
(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $148,148.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,475,719.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) The coupon rate will be determined upon settlement of the loan after period end.
(s) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled 162,000 and 120,498, respectively.
* Amount represents less than $1.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 328,778
Fidelity Floating Rate Central Fund	17,841,050
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 22,432,917
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 589,842,295	$ 1,013,143,899	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,209	-	0.0%
Total	$ 2,571,174,488	$ 589,842,295	$ 3,134,457,108	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,398,564	$ 1,398,564	$ -	$ -
Financials	16,627,835	16,367,116	260,719	-
Materials	2,697,574	2,697,574	-	-
Telecommunication Services	462,462	328,054	-	134,408
Corporate Bonds	7,253,689,479	-	7,253,677,175	12,304
U.S. Government and Government Agency Obligations	5,780,880,385	-	5,780,880,385	-
U.S. Government Agency - Mortgage Securities	2,451,303,891	-	2,451,303,891	-
Asset-Backed Securities	212,839,988	-	210,640,627	2,199,361
Collateralized Mortgage Obligations	432,426,681	-	432,425,419	1,262
Commercial Mortgage Securities	1,298,722,032	-	1,294,790,541	3,931,491
Municipal Securities	286,486,455	-	286,486,455	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 291,277,121	$ -	$ 289,533,300	$ 1,743,821
Supranational Obligations	83,416	-	83,416	-
Bank Loan Obligations	1,058,705,693	-	1,042,357,882	16,347,811
Sovereign Loan Participations	2,069,271	-	-	2,069,271
Bank Notes	23,743,814	-	23,743,814	-
Preferred Securities	103,229,813	-	103,229,813	-
Money Market Funds	359,364,124	359,364,124	-	-
Purchased Swaptions	75,082	-	75,082	-
Total Investments in Securities:	$ 19,576,083,680	$ 380,155,432	$ 19,169,488,519	$ 26,439,729
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 813,269	$ -	$ 813,269	$ -
Futures Contracts	1,048,819	1,048,819	-	-
Swaps	419,160	-	419,160	-
Total Assets	$ 2,281,248	$ 1,048,819	$ 1,232,429	$ -
Liabilities
Foreign Currency Contracts	$ (835,638)	$ -	$ (835,638)	$ -
Futures Contracts	(863)	(863)	-	-
Swaps	$ (1,769,520)	$ -	$ (1,769,520)	$ -
Total Liabilities	(2,606,021)	(863)	(2,605,158)	-
Total Other Derivative Instruments:	$ (324,773)	$ 1,047,956	$ (1,372,729)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (133,982,738)	$ -	$ (133,982,738)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 75,082	$ -
Swaps (d)	419,160	(322,220)
Total Credit Risk	494,242	(322,220)
Foreign Exchange Risk
Foreign Currency Contracts (a)	813,269	(835,638)
Interest Rate Risk
Futures Contracts (b)	1,048,819	(863)
Swaps (d)	-	(1,447,300)
Total Interest Rate Risk	1,048,819	(1,448,163)
Total Value of Derivatives	$ 2,356,330	$ (2,606,021)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.8%
Mexico	2.1%
United Kingdom	1.9%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,681,165,274)	$ 19,216,719,556
Fidelity Central Funds (cost $359,364,124)	359,364,124
Total Investments (cost $19,040,529,398)		$ 19,576,083,680
Cash		1,165,203
Foreign currency held at value (cost $1,904,641)		1,900,366
Receivable for investments sold Regular delivery		79,937,637
Delayed delivery		2,015,000
Receivable for TBA sale commitments		133,790,086
Unrealized appreciation on foreign currency contracts		813,269
Receivable for fund shares sold		35,717,964
Dividends receivable		1,244,852
Interest receivable		122,475,673
Distributions receivable from Fidelity Central Funds		67,156
Bi-lateral OTC swaps, at value		419,160
Other receivables		145,062
Total assets		19,955,775,108

Liabilities
Payable for investments purchased Regular delivery	$ 64,389,496
Delayed delivery	488,993,994
TBA sale commitments, at value	133,982,738
Unrealized depreciation on foreign currency contracts	835,638
Payable for fund shares redeemed	15,592,358
Distributions payable	1,572,245
Bi-lateral OTC swaps, at value	322,220
Accrued management fee	4,910,955
Distribution and service plan fees payable	279,679
Payable for daily variation margin for derivative instruments	76,858
Other affiliated payables	2,277,487
Other payables and accrued expenses	107,424
Total liabilities		713,341,092

Net Assets		$ 19,242,434,016
Net Assets consist of:
Paid in capital		$ 18,690,440,842
Undistributed net investment income		32,617,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,045,486)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		534,421,231
Net Assets		$ 19,242,434,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($771,320,730 ÷ 71,442,653 shares)	$ 10.80

Maximum offering price per share (100/96.00 of $10.80)	$ 11.25
Class T: Net Asset Value and redemption price per share ($86,084,216 ÷ 7,987,071 shares)	$ 10.78

Maximum offering price per share (100/96.00 of $10.78)	$ 11.23
Class B: Net Asset Value and offering price per share ($4,021,304 ÷ 372,322 shares)A	$ 10.80

Class C: Net Asset Value and offering price per share ($126,319,001 ÷ 11,700,392 shares)A	$ 10.80

Total Bond: Net Asset Value, offering price and redemption price per share ($17,113,968,081 ÷ 1,585,494,684 shares)	$ 10.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,140,618,998 ÷ 105,831,451 shares)	$ 10.78

Class Z: Net Asset Value, offering price and redemption price per share ($101,686 ÷ 9,432 shares)	$ 10.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2015

Investment Income
Dividends		$ 2,614,515
Interest		266,740,818
Income from Fidelity Central Funds		22,432,917
Total income		291,788,250

Expenses
Management fee	$ 26,869,366
Transfer agent fees	9,111,839
Distribution and service plan fees	1,492,683
Fund wide operations fee	3,336,595
Independent trustees' compensation	35,537
Miscellaneous	17,638
Total expenses before reductions	40,863,658
Expense reductions	(1,878)	40,861,780
Net investment income (loss)		250,926,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,471,242
Fidelity Central Funds	206,487,401
Foreign currency transactions	20,826,593
Futures contracts	1,006,573
Swaps	(4,472,097)
Total net realized gain (loss)		290,319,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(187,056,586)
Assets and liabilities in foreign currencies	(5,309,997)
Futures contracts	841,450
Swaps	(1,175,728)
Delayed delivery commitments	361,065
Total change in net unrealized appreciation (depreciation)		(192,339,796)
Net gain (loss)		97,979,916
Net increase (decrease) in net assets resulting from operations		$ 348,906,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,926,470	$ 415,512,458
Net realized gain (loss)	290,319,712	77,368,067
Change in net unrealized appreciation (depreciation)	(192,339,796)	416,914,720
Net increase (decrease) in net assets resulting from operations	348,906,386	909,795,245
Distributions to shareholders from net investment income	(241,723,989)	(392,171,286)
Distributions to shareholders from net realized gain	(52,368,873)	(128,031,263)
Total distributions	(294,092,862)	(520,202,549)
Share transactions - net increase (decrease)	3,280,924,166	3,089,248,773
Total increase (decrease) in net assets	3,335,737,690	3,478,841,469

Net Assets
Beginning of period	15,906,696,326	12,427,854,857
End of period (including undistributed net investment income of $32,617,429 and undistributed net investment income of $23,414,948, respectively)	$ 19,242,434,016	$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.141	.292	.263	.322	.381	.428
Net realized and unrealized gain (loss)	.057	.382	(.468)	.438	.187	.778
Total from investment operations	.198	.674	(.205)	.760	.568	1.206
Distributions from net investment income	(.135)	(.275)	(.250)	(.335)	(.367)	(.402)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.168)	(.384)	(.605)	(.510)	(.578)	(.436)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.86%	6.56%	(1.94)%	7.11%	5.35%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of fee waivers, if any	.76% A	.76%	.79%	.82%	.83%	.82%
Expenses net of all reductions	.76% A	.76%	.79%	.82%	.83%	.82%
Net investment income (loss)	2.65% A	2.76%	2.41%	2.92%	3.50%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,321	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.139	.290	.265	.328	.386	.426
Net realized and unrealized gain (loss)	.048	.392	(.477)	.433	.186	.778
Total from investment operations	.187	.682	(.212)	.761	.572	1.204
Distributions from net investment income	(.134)	(.273)	(.253)	(.336)	(.371)	(.400)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.167)	(.382)	(.608)	(.511)	(.582)	(.434)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Total ReturnB, C, D	1.76%	6.65%	(2.01)%	7.14%	5.39%	11.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of fee waivers, if any	.78% A	.78%	.76%	.77%	.80%	.82%
Expenses net of all reductions	.78% A	.78%	.76%	.77%	.80%	.82%
Net investment income (loss)	2.63% A	2.74%	2.44%	2.97%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,084	$ 57,972	$ 52,848	$ 59,896	$ 60,500	$ 71,349
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.103	.217	.189	.247	.307	.351
Net realized and unrealized gain (loss)	.047	.392	(.469)	.434	.177	.787
Total from investment operations	.150	.609	(.280)	.681	.484	1.138
Distributions from net investment income	(.097)	(.200)	(.175)	(.256)	(.293)	(.324)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.130)	(.309)	(.530)	(.431)	(.504)	(.358)
Net asset value, end of period	$ 10.80	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Total ReturnB, C, D	1.41%	5.91%	(2.61)%	6.36%	4.54%	11.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.47% A	1.48%	1.48%	1.50%	1.52%	1.53%
Net investment income (loss)	1.94% A	2.04%	1.73%	2.24%	2.82%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,021	$ 4,460	$ 7,112	$ 11,515	$ 9,225	$ 13,017
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.099	.211	.185	.246	.308	.354
Net realized and unrealized gain (loss)	.057	.382	(.469)	.434	.187	.778
Total from investment operations	.156	.593	(.284)	.680	.495	1.132
Distributions from net investment income	(.093)	(.194)	(.171)	(.255)	(.294)	(.328)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.126)	(.303)	(.526)	(.430)	(.505)	(.362)
Net asset value, end of period	$ 10.80	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C, D	1.47%	5.75%	(2.65)%	6.34%	4.65%	11.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.54% A	1.53%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.87% A	1.99%	1.69%	2.23%	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,319	$ 83,818	$ 79,711	$ 102,385	$ 63,867	$ 91,439
Portfolio turnover rateG	122% A, J	108%	201%	155%	168% I	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) D	.157	.326	.300	.363	.423	.466
Net realized and unrealized gain (loss)	.047	.392	(.478)	.434	.187	.778
Total from investment operations	.204	.718	(.178)	.797	.610	1.244
Distributions from net investment income	(.151)	(.309)	(.287)	(.372)	(.409)	(.440)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.184)	(.418)	(.642)	(.547)	(.620)	(.474)
Net asset value, end of period	$ 10.79	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Total ReturnB, C	1.92%	7.00%	(1.70)%	7.48%	5.76%	12.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.95% A	3.07%	2.75%	3.29%	3.89%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$17,113,968	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385
Portfolio turnover rateF	122% A, I	108%	201%	155%	168% H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.154	.319	.295	.353	.413	.458
Net realized and unrealized gain (loss)	.047	.393	(.469)	.435	.178	.788
Total from investment operations	.201	.712	(.174)	.788	.591	1.246
Distributions from net investment income	(.148)	(.303)	(.281)	(.363)	(.400)	(.432)
Distributions from net realized gain	(.033)	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.181)	(.412)	(.636)	(.538)	(.611)	(.466)
Net asset value, end of period	$ 10.78	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Total ReturnB, C	1.89%	6.95%	(1.67)%	7.40%	5.58%	12.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.53%	.54%	.52%
Expenses net of all reductions	.51% A	.51%	.51%	.53%	.54%	.52%
Net investment income (loss)	2.90% A	3.02%	2.69%	3.20%	3.80%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,140,619	$ 573,410	$ 244,911	$ 596,238	$ 531,451	$ 509,388
Portfolio turnover rateF	122% A, I	108%	201%	155%	168%H	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

Period ended February 28,
2015G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.060
Net realized and unrealized gain (loss)	.121
Total from investment operations	.181
Distributions from net investment income	(.061)
Net asset value, end of period	$ 10.78
Total ReturnB, C	1.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.36% A
Expenses net of all reductions	.36% A
Net investment income (loss)	2.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rateF	122% I, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 22, 2014 (commencement of sale of shares) to February 28, 2015. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount not annualized. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on December 22, 2014. The Fund offers Class A, Class T, Class C, Total Bond, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 634,937,269
Gross unrealized depreciation	(135,784,815)
Net unrealized appreciation (depreciation) on securities	$ 499,152,454

Tax cost	$ 19,076,931,226

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (19,865,697)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (394,717)	$ (71,086)
Swaps	(162,361)	(97,239)
Total Credit Risk	(557,078)	(168,325)
Foreign Exchange Risk
Foreign Currency Contracts	21,875,563	(5,339,155)
Interest Rate Risk
Futures Contracts	1,006,573	841,450
Swaps	(4,309,736)	(1,078,489)
Total Interest Rate Risk	(3,303,163)	(237,039)
Totals (a)	$ 18,015,322	$ (5,744,519)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Foreign Currency Contracts - continued

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or

Semiannual Report

4. Derivative Instruments - continued

Options - continued

sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit event.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Interest Rate Swaps - continued

amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $4,118,449,650 and $931,385,895, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 869,556	$ 48,769
Class T	-%	.25%	84,261	810
Class B	.65%	.25%	19,289	13,991
Class C	.75%	.25%	519,577	155,022
			$ 1,492,683	$ 218,592

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48,178
Class T	9,486
Class B*	2,867
Class C*	8,368
$ 68,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 536,565.16
Class T	56,983.17
Class B	4,449.21
Class C	90,852.18
Total Bond	7,797,718.10
Institutional Class	625,270.16
Class Z	2.01
	$ 9,111,839

* Annualized

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. Net realized gain of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,092 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At

Semiannual Report

8. Security Lending - continued

period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $468,202.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,845.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015 A	Year ended August 31, 2014
From net investment income
Class A	$ 8,762,396	$ 13,954,534
Class T	841,087	1,278,101
Class B	38,883	98,704
Class C	899,250	1,370,977
Total Bond	219,920,932	365,495,794
Institutional Class	11,260,889	9,973,176
Class Z	552	-
Total	$ 241,723,989	$ 392,171,286
From net realized gain
Class A	$ 2,146,775	$ 5,373,525
Class T	193,116	488,998
Class B	13,138	67,567
Class C	303,573	778,077
Total Bond	47,388,889	118,942,382
Institutional Class	2,323,382	2,380,714
Total	$ 52,368,873	$ 128,031,263

A Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class A
Shares sold	25,763,602	26,077,273	$ 276,601,134	$ 277,129,495
Reinvestment of distributions	981,246	1,748,624	10,538,894	18,500,215
Shares redeemed	(14,637,677)	(17,864,267)	(157,415,046)	(188,866,328)
Net increase (decrease)	12,107,171	9,961,630	$ 129,724,982	$ 106,763,382
Class T
Shares sold	3,594,733	2,788,455	$ 38,553,238	$ 29,566,996
Reinvestment of distributions	94,100	156,306	1,009,254	1,651,554
Shares redeemed	(1,091,855)	(2,607,297)	(11,699,386)	(27,459,813)
Net increase (decrease)	2,596,978	337,464	$ 27,863,106	$ 3,758,737
Class B
Shares sold	36,455	54,926	$ 391,618	$ 586,880
Reinvestment of distributions	4,091	13,145	43,939	138,775
Shares redeemed	(82,100)	(332,831)	(880,460)	(3,513,622)
Net increase (decrease)	(41,554)	(264,760)	$ (444,903)	$ (2,787,967)
Class C
Shares sold	5,393,088	3,017,051	$ 57,920,736	$ 32,060,704
Reinvestment of distributions	100,125	175,726	1,075,355	1,856,402
Shares redeemed	(1,573,982)	(3,020,982)	(16,866,624)	(31,912,884)
Net increase (decrease)	3,919,231	171,795	$ 42,129,467	$ 2,004,222
Total Bond
Shares sold	367,507,316	472,537,567	$ 3,941,373,951	$ 5,013,051,437
Reinvestment of distributions	23,854,065	43,741,412	256,190,120	463,024,654
Shares redeemed	(156,452,760)	(266,060,657)	(1,678,427,866)	(2,814,029,450)
Net increase (decrease)	234,908,621	250,218,322	$ 2,519,136,205	$ 2,662,046,641
Institutional Class
Shares sold	63,344,732	37,515,573	$ 678,116,214	$ 397,915,160
Reinvestment of distributions	1,196,889	1,097,010	12,841,985	11,632,287
Shares redeemed	(12,024,782)	(8,713,037)	(128,543,442)	(92,083,689)
Net increase (decrease)	52,516,839	29,899,546	$ 562,414,757	$ 317,463,758

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015 A	Year ended August 31, 2014	Six months ended February 28, 2015 A	Year ended August 31, 2014
Class Z
Shares sold	9,381	-	$ 100,000	$ -
Reinvestment of distributions	51	-	552	-
Net increase (decrease)	9,432	-	$ 100,552	$ -

A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to February 28, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TBD-USAN-0415
1.789737.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 7, 2015